UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Income Opportunities Fund

Cornerstone Advisors Public Alternatives Fund

Cornerstone Advisors Real Assets Fund

Cornerstone Advisors Core Plus Bond Fund

Semi-Annual Report	April 30, 2018

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018

TABLE OF CONTENTS
Schedules of Investments	1

Financial Highlights	99
Notes to Financial Statements	100
Disclosure of Fund Expenses	110
Board Considerations in Approving the Advisory Agreement and Sub-Advisory Agreements	111

The Cornerstone Advisors Funds files their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-762-1442; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%
	Shares	Value
ARGENTINA — 0.1%
Arcos Dorados Holdings, Cl A *	23,997	$218,373
Grupo Financiero Galicia ADR (A)	4,093	261,624
MercadoLibre	554	188,144
Ternium ADR	13,966	554,031

		1,222,172

AUSTRALIA — 2.1%
a2 Milk *	32,536	276,825
Adelaide Brighton	18,475	89,295
AGL Energy	37,851	618,727
ALS	38,925	227,620
Altium	9,693	148,177
Amcor	35,511	367,148
AMP	29,564	89,577
Aristocrat Leisure	19,431	392,959
ASX	1,069	47,118
Aurizon Holdings	28,258	95,501
AusNet Services	179,425	232,043
Bapcor	68,302	303,418
Beach Energy	208,561	248,568
Bendigo & Adelaide Bank	11,830	94,507
Blackmores	1,621	143,782
Brambles	28,532	211,978
BWP Trust ‡	27,028	63,653
Caltex Australia	9,340	217,949
carsales.com	17,182	185,070
CIMIC Group	2,045	69,667
Class	24,221	41,993
Cleanaway Waste Management	105,495	126,007
Coca-Cola Amatil	18,534	129,605
Cochlear	895	130,610
Commonwealth Bank of Australia	4,763	257,272
CSL	10,349	1,325,260

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
CYBG	18,923	$78,632
Dexus ‡	17,287	123,368
Domain Holdings Australia	30,884	71,834
Domino’s Pizza Enterprises	54,163	1,715,431
DuluxGroup	22,574	131,798
EVENT Hospitality and Entertainment	5,176	54,100
G8 Education	18,340	31,201
Goodman Group ‡	26,578	181,427
GPT Group ‡	32,364	117,850
GrainCorp, Cl A	14,270	95,405
GUD Holdings	7,871	74,984
GWA Group	37,333	108,286
Hansen Technologies	24,702	79,813
Harvey Norman Holdings	77,182	204,583
Insurance Australia Group	14,182	84,410
Integral Diagnostics	86,400	152,584
Integrated Research	20,806	60,170
Investa Office Fund ‡	37,124	122,524
InvoCare	4,200	41,184
JB Hi-Fi	4,199	81,013
LendLease Group	66,400	893,163
LifeHealthcare Group	43,700	119,545
Link Administration Holdings	27,468	171,951
Macquarie Atlas Roads Group	18,280	88,211
Medibank Pvt	44,633	98,294
Metcash	155,864	422,288
Mineral Resources	115,841	1,574,102
Mirvac Group ‡	70,791	119,336
Money3	103,000	137,063
National Australia Bank	6,533	142,357
Navitas	18,894	60,828
New Hope	81,900	133,182
Newcrest Mining	17,305	274,547
NEXTDC *	72,224	373,901
Nine Entertainment Holdings	216,200	383,981
Oil Search	46,095	271,972
Orora	59,340	149,233
Premier Investments	6,039	71,472
Qantas Airways	26,984	117,122
REA Group	2,228	135,661
Rio Tinto	2,512	150,785
Sandfire Resources NL	41,000	244,724
Scentre Group ‡	86,227	261,518
Southern Cross Media Group	57,479	49,923
Spark Infrastructure Group	126,681	223,938

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
SpeedCast International	41,335	$183,785
St. Barbara	45,323	145,203
Star Entertainment Grp	29,336	116,796
Stockland ‡	54,409	169,680
Suncorp Group	11,916	125,629
Super Retail Group	9,154	49,678
Sydney Airport	27,357	146,909
Tabcorp Holdings	56,186	185,193
Technology One	22,739	84,851
Teekay LNG Partners LP (B)	212,449	3,877,194
Telstra	196,133	469,280
Transurban Group	36,733	321,065
Treasury Wine Estates	6,182	88,670
Vicinity Centres ‡	75,569	138,733
Vita Group	98,800	81,070
Washington H Soul Pattinson	12,379	180,909
Wesfarmers	19,107	628,912
Westpac Banking	14,654	315,287
Woodside Petroleum	19,221	466,887
Xero *	7,130	199,546

		24,389,300

AUSTRIA — 0.4%
ams	25,223	2,085,044
BUWOG	13,700	480,385
Erste Group Bank	10,190	499,561
Immobilien Anlagen	4,780	165,691
Lenzing	395	46,415
Oesterreichische Post	4,381	211,105
OMV	3,324	206,456
Rhi Magnesita *	5,739	343,356
S IMMO	4,053	80,365
Telekom Austria, Cl A	8,670	82,597
Verbund	7,928	246,276
Vienna Insurance Group Wiener Versicherung Gruppe	5,000	162,838
Wienerberger	5,642	142,358

		4,752,447

BELGIUM — 0.3%
Aedifica ‡	1,601	144,925
Anheuser-Busch InBev	4,645	461,535
Barco	1,594	205,624
Bekaert	1,905	80,120
bpost	6,682	146,387
Cofinimmo ‡	1,499	198,758
Colruyt	338	19,000

COMMON STOCK — continued
	Shares	Value
BELGIUM (continued)
Econocom Group	9,190	$59,370
Elia System Operator	1,619	102,222
Euronav	6,701	54,281
Groupe Bruxelles Lambert	4,211	481,682
Kinepolis Group	1,229	85,742
Proximus SADP	8,421	258,133
RealDolmen	3,700	164,427
Retail Estates ‡	759	66,689
Telenet Group Holding *	3,256	190,526
UCB	5,162	390,396
Umicore	6,376	355,240

		3,465,057

BRAZIL — 1.2%
Aliansce Shopping Centers	17,400	84,934
Ambev ADR	140,254	928,482
Arezzo Industria e Comercio	7,800	117,984
B3 - Brasil Bolsa Balcao	24,993	180,142
Banco BTG Pactual	30,700	200,682
Banco do Brasil	2,900	30,397
BR Properties	23,000	58,564
Cia de Locacao das Americas	3,900	33,509
Cia de Saneamento Basico do Estado de Sao Paulo	10,100	101,081
Cielo	69,821	383,266
Cosan	12,800	129,381
Cosan Industria e Comercio	17,722	202,200
CPFL Energia	14,431	99,277
CSU Cardsystem	97,100	279,393
CVC Brasil Operadora e Agencia de Viagens	3,400	56,156
Cyrela Brazil Realty Empreendimentos e Participacoes	134,023	528,333
Duratex	156,900	483,706
EcoRodovias Infraestrutura e Logistica	58,000	165,729
EDP - Energias do Brasil	11,900	47,115
Eletropaulo Metropolitana Eletricidade de Sao Paulo *	8,000	77,963
Embraer	20,900	132,385
Engie Brasil Energia	6,700	71,242
Equatorial Energia	4,100	83,224
Estacio Participacoes	6,400	57,931
Fibria Celulose	3,237	63,517
Fleury	16,000	119,251
Gerdau ADR	182,132	850,556
Grendene	9,200	71,616
Iguatemi Empresa de Shopping Centers	10,300	105,405

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
Industrias Romi	43,400	$101,463
Iochpe Maxion	35,500	284,146
IRB Brasil Resseguros S	12,500	167,847
Itau Unibanco Holding ADR	66,245	962,540
JBS	45,400	113,526
Klabin	12,500	75,609
Kroton Educacional	36,000	144,588
Linx	15,100	97,328
Localiza Rent a Car	11,400	90,466
Magazine Luiza	32,715	991,480
MRV Engenharia e Participacoes	45,000	191,910
Multiplan Empreendimentos Imobiliarios	10,000	188,884
Multiplus	4,000	32,713
Odontoprev	72,800	312,338
Petro Rio *	3,600	74,647
Petrobras Distribuidora	29,655	192,581
QGEP Participacoes	23,800	87,368
Qualicorp	5,100	35,303
Raia Drogasil	4,400	86,312
Rumo *	150,191	634,513
Sao Martinho	87,100	421,428
SLC Agricola	11,100	142,235
Sul America	16,900	104,395
Suzano Papel e Celulose	20,648	240,889
TIM Participacoes ADR	28,754	654,154
Transmissora Alianca de Energia Eletrica	9,100	55,563
Tupy	5,900	32,067
Ultrapar Participacoes	12,700	220,126
Vale	16,507	229,143
Vale ADR, Cl B	57,444	795,025
Via Varejo	80,637	679,955
WEG	40,690	206,400

		14,390,363

CANADA — 2.5%
Agellan Commercial Real Estate Investment Trust ‡	15,800	136,102
Agnico Eagle Mines	1,814	76,335
Air Canada, Cl B *	49,950	981,921
Algonquin Power & Utilities	15,600	151,875
Allied Properties ‡	3,039	98,180
Atco, Cl I	12,000	363,098
Aurora Cannabis *	22,700	143,030
B2Gold *	53,724	154,400
Bank of Montreal	9,300	706,292

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Bank of Nova Scotia	15,200	$934,292
Barrick Gold	14,335	192,927
BCE	25,353	1,075,965
Boralex	4,900	87,585
CAE	40,072	757,465
Canadian Apartment Properties ‡	4,600	132,703
Canadian Imperial Bank of Commerce	3,500	304,844
Canadian National Railway	7,487	578,282
Canadian Real Estate Investment Trust ‡	3,800	149,461
Canadian Tire, Cl A	800	109,026
Canopy Growth *	9,700	227,475
CCL Industries, Cl B	7,790	377,866
Celestica *	64,200	739,029
CES Energy Solutions	72,869	356,981
CGI Group, Cl A *	1,100	63,741
Chartwell Retirement Residences	9,400	108,426
Chorus Aviation	31,400	188,310
CI Financial	47,181	992,897
Cineplex	3,500	81,806
Cogeco	3,600	184,493
Cogeco Communications	1,155	61,539
Cominar Real Estate Investment Trust ‡	6,400	62,457
Constellation Software	693	495,282
Descartes Systems Group *	8,100	239,414
Dollarama	13,334	1,534,924
Domtar	21,000	921,900
Emera	9,800	305,232
Empire	6,600	127,636
Enbridge	26,658	807,003
Enercare	3,800	51,379
Extendicare	7,542	48,931
Fairfax Financial Holdings	200	110,726
First Capital Realty	7,900	123,488
Fortis	15,500	520,308
Franco-Nevada	1,900	134,766
Genworth MI Canada	8,800	284,435
George Weston	1,481	121,334
Gildan Activewear	4,089	119,108
Goldcorp	4,100	54,413
Gran Tierra Energy *	57,861	191,520
H&R ‡	7,500	120,449
Hardwoods Distribution	8,800	125,288
Hydro One (C)	9,500	150,866
Jean Coutu Group PJC, Cl A	4,100	78,523
Kelt Exploration *	32,951	208,390

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Kinaxis *	6,683	$431,966
Kinross Gold *	26,437	102,334
Kirkland Lake Gold	13,048	227,638
Laurentian Bank of Canada	2,226	85,489
Loblaw	17,949	912,862
Magna International	12,400	732,343
Maple Leaf Foods	4,400	106,063
Martinrea International	31,498	375,832
MCAN Mortgage	8,600	121,235
Methanex	2,200	132,605
Metro, Cl A	6,976	221,350
Norbord	8,200	338,614
North West	5,500	118,272
Nutrien	3,800	172,990
Open Text	11,642	411,022
Parex Resources *	11,626	200,022
Parkland Fuel	33,291	772,931
Pason Systems	7,833	109,508
Pembina Pipeline	10,200	324,840
Quebecor, Cl B	10,800	201,372
Restaurant Brands International	3,700	201,347
RioCan ‡	7,500	136,396
Ritchie Bros Auctioneers	1,600	52,289
Royal Bank of Canada	4,800	365,024
Russel Metals	17,449	396,559
Saputo	6,300	204,267
Shaw Communications, Cl B	8,255	169,671
Sienna Senior Living	3,959	53,775
SmartCentres Real Estate Investment Trust ‡	4,200	94,209
SNC-Lavalin Group	3,112	136,434
Stantec	2,200	55,979
Suncor Energy	2,743	104,896
Taseko Mines *	49,000	58,390
Teck Resources, Cl B	16,300	409,166
Thomson Reuters	4,800	193,017
TMX Group	5,000	301,569
Toromont Industries	2,200	96,348
Toronto-Dominion Bank	34,448	1,934,690
TransCanada	5,172	219,295
Trican Well Service *	91,918	244,838
Waste Connections	3,510	253,692
Westport Fuel Systems * (A)	69,079	162,336
Wheaton Precious Metals	6,569	136,348
Yamana Gold	22,435	64,477

		29,598,418

COMMON STOCK — continued
	Shares	Value
CAYMAN ISLANDS — 0.0%
Goodbaby International Holdings	319,227	$202,726

CHILE — 0.2%
Administradora de Fondos de Pensiones Habitat	6,134	10,451
Aguas Andinas, Cl A	68,999	45,856
AntarChile	8,852	160,296
Antofagasta	5,378	71,842
Banco de Chile	497,909	82,224
Banco de Credito e Inversiones	1,203	90,870
CAP	26,477	307,851
Empresa Nacional de Telecomunicaciones	5,957	70,331
Empresas CMPC	52,670	214,798
Empresas COPEC	14,473	236,269
Empresas Lipigas	11,300	103,169
Enel Americas	483,080	110,342
Enel Chile	3,970,911	494,422
Multiexport Foods	38,222	20,183
Pacifico V Region	7,700	31,385
Parque Arauco	28,360	87,860
Quinenco	20,604	67,520
SACI Falabella	23,153	224,120
Sigdo Koppers	12,357	23,571
SONDA	49,466	91,124
Vina Concha y Toro	57,788	127,445

		2,671,929

CHINA — 4.1%
58.com ADR *	3,289	287,426
Agile Group Holdings	120,000	237,673
Agricultural Bank of China, Cl H	1,252,000	705,665
Air China, Cl H	254,000	336,871
Alibaba Group Holding ADR *	29,237	5,219,974
Aluminum Corp of China, Cl H *	214,000	121,670
Angang Steel, Cl H	448,000	482,983
Anhui Conch Cement, Cl H	49,191	307,359
Autohome ADR	5,589	545,207
Baidu ADR *	10,198	2,558,678
Bank of China, Cl H	2,212,000	1,202,553
Bank of Communications, Cl H	355,000	290,189
Baoye Group, Cl H	58,000	38,593
Baozun ADR * (A)	11,299	519,641
BYD, Cl H	63,080	441,667
BYD Electronic International	133,500	203,781
Central China Real Estate	17,000	7,775
China Communications Services, Cl H	1,186,000	747,461

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
China Construction Bank, Cl H	2,495,155	$2,620,683
China Datang Renewable Power, Cl H	136,000	28,168
China Lodging Group ADR	1,366	190,776
China Medical System Holdings	66,000	162,461
China Mobile	110,000	1,049,796
China National Building Material, Cl H	103,700	121,654
China Petroleum & Chemical, Cl H	30,000	29,181
China Petroleum & Chemical ADR	9,200	897,368
China Railway Group, Cl H	693,000	554,463
China Resources Beer Holdings	38,000	164,407
China Shenhua Energy, Cl H	162,500	400,638
China Southern Airlines, Cl H	68,000	73,374
China Telecom, Cl H	504,000	245,449
Chongqing Rural Commercial Bank, Cl H	962,000	738,099
CNOOC	310,000	520,612
COSCO SHIPPING Development, Cl H *	274,000	50,836
Country Garden Holdings	278,000	571,387
CRRC	34,000	30,072
Ctrip.com International ADR *	37,466	1,532,359
Datang International Power Generation, Cl H	214,000	70,274
Dongfeng Motor Group, Cl H	70,000	77,599
ENN Energy Holdings	27,918	262,992
GDS Holdings ADR *	33,019	963,164
Golden Eagle Retail Group	49,000	56,408
Guangdong Electric Power Development, Cl B	96,271	35,502
Hangzhou Hikvision Digital Technology, Cl A	73,955	448,749
Hangzhou Tigermed Consulting, Cl A	46,800	444,257
Hengan International Group	20,000	177,692
Hopefluent Group Holdings	212,000	97,014
Huadian Power International, Cl H	60,000	24,399
Huaneng Power International, Cl H	100,000	66,300
Industrial & Commercial Bank of China, Cl H	2,640,273	2,324,817
Inner Mongolia Yitai Coal, Cl B	75,600	97,865
Jiangxi Copper, Cl H	65,000	92,808
KWG Property Holding	288,000	390,911
Li Ning *	151,149	170,469
Maanshan Iron & Steel, Cl H *	1,182,000	582,206
New Oriental Education & Technology Group ADR	2,579	231,697
PetroChina, Cl H	882,000	649,486
Ping An Insurance Group of China, Cl H	34,827	341,992
Powerlong Real Estate Holdings .	842,000	436,476

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Shandong Weigao Group Medical Polymer, Cl H	316,000	$194,583
Shanghai International Airport, Cl A	82,031	642,504
Shenzhou International Group Holdings	35,433	389,511
Sihuan Pharmaceutical Holdings Group	840,000	203,202
Sino-Ocean Land Holdings	167,000	116,598
Sinopec Shanghai Petrochemical, Cl H	560,000	372,633
Sinopharm Group, Cl H	171,314	720,668
Sinotrans, Cl H	592,000	340,161
Sinotruk Hong Kong	314,000	369,233
SOHO China	98,000	50,454
Stella International Holdings	76,000	89,573
TAL Education Group ADR	49,729	1,811,130
Tencent Holdings	168,347	8,294,262
Tingyi Cayman Islands Holding	48,000	91,105
Tonghua Dongbao Pharmaceutical, Cl A	45,800	207,487
Uni-President China Holdings	78,000	73,966
Vinda International Holdings	34,000	58,856
Want Want China Holdings	206,000	182,422
Weibo ADR * (A)	4,662	533,892
Xtep International Holdings	350,500	203,755
Yangzijiang Shipbuilding Holdings	569,000	499,593
YY ADR *	1,027	98,993
Zhaojin Mining Industry	109,500	86,202
Zhejiang Expressway, Cl H	362,000	371,626
Zijin Mining Group, Cl H	354,000	162,454

		48,444,889

COLOMBIA — 0.0%
Avianca Holdings ADR	9,602	78,448
Ecopetrol ADR (A)	16,176	357,166

		435,614

CZECH REPUBLIC — 0.0%
UNIPETROL as	4,835	84,634

DENMARK — 0.7%
Carlsberg, Cl B	2,441	273,160
Chr Hansen Holding	1,940	176,556
Coloplast, Cl B	877	74,476
Columbus	19,282	48,415
Danske Bank	34,611	1,208,460
Dfds	4,400	274,912
DSV	1,462	116,144
FLSmidth	4,472	277,189
Genmab *	7,601	1,542,465
ISS	2,774	96,989

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK (continued)
Matas	3,802	$43,881
Novo Nordisk, Cl B	7,100	336,003
Novo Nordisk ADR	33,248	1,560,661
Novozymes, Cl B	5,052	238,592
Orsted (C)	9,463	624,768
Pandora	3,837	427,708
Rockwool International, Cl B	175	52,842
Royal Unibrew	1,611	106,699
Sydbank	5,800	214,866
TDC	34,181	277,754
Vestas Wind Systems	2,119	137,221
William Demant Holding *	2,045	79,852

		8,189,613

EGYPT — 0.1%
Al Baraka Bank Egypt	22,025	19,887
Alexandria Mineral Oils	210,900	133,219
Commercial International Bank Egypt SAE	35,317	187,898
Egyptian International Pharmaceuticals EIPICO	12,000	94,409
ElSewedy Electric	13,400	191,440
Faisal Islamic Bank of Egypt	39,617	42,699
Sidi Kerir Petrochemicals	74,100	126,427

		795,979

FINLAND — 0.3%
Amer Sports	16,248	496,785
Citycon	91,216	209,299
Elisa	4,423	195,953
Fortum	15,044	346,849
Huhtamaki	1,763	71,865
Kesko, Cl B	5,084	298,445
Kone, Cl B	11,268	560,496
Neste	6,234	524,630
Nokia	27,795	166,748
Nokian Renkaat	2,000	80,241
Orion, Cl B	6,075	184,532
Sampo, Cl A	11,130	600,342
UPM-Kymmene	5,003	179,159

		3,915,344

FRANCE — 2.4%
Air France-KLM *	15,100	147,845
Air Liquide	9,873	1,286,453
Airbus	23,084	2,705,123
Alten	2,681	266,206
Altran Technologies	3,831	59,091

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Amundi (C)	626	$53,138
Atos	5,489	740,241
AXA	42,172	1,203,620
BNP Paribas	26,212	2,020,391
Cie des Alpes	3,900	138,075
CNP Assurances	3,431	87,755
Danone	26,647	2,154,209
Dassault Systemes	4,882	630,843
Derichebourg	22,200	195,554
Eiffage	2,788	331,626
Engie	30,226	530,146
Essilor International Cie Generale d’Optique	1,519	206,860
Eurazeo	803	70,409
Exel Industries, Cl A	700	89,181
Gecina ‡	1,587	274,974
Hermes International	3,666	2,367,270
ICADE ‡	1,696	168,702
Iliad	850	170,066
Ingenico Group	1,419	123,724
Kaufman & Broad	4,600	242,209
Kering	362	209,372
Korian	2,735	95,658
L’Oreal	2,931	702,648
LVMH Moet Hennessy Louis Vuitton	2,593	904,658
Maisons du Monde (C)	4,733	192,333
Mercialys ‡	3,927	75,150
Nexity	2,412	150,518
Orange	58,498	1,065,752
Orpea	1,280	163,998
Prodware	8,000	133,555
Renault	1,482	160,458
Rubis SCA	3,352	260,877
Safran	7,268	853,584
Sanofi	9,284	734,354
SCOR	1,455	59,005
Sodexo	1,173	115,900
Suez	7,591	109,587
Teleperformance	3,319	531,719
TOTAL	20,595	1,298,333
Ubisoft Entertainment *	23,317	2,223,147
Unibail-Rodamco ‡	2,317	556,523
Veolia Environnement	13,239	313,860
Vinci	3,088	308,970
Vivendi	9,803	258,262

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Wendel	411	$62,025

		27,803,957

GERMANY — 2.7%
Aareal Bank	2,400	119,989
adidas	2,514	617,832
ADO Properties (C)	9,395	516,151
Allianz	6,892	1,631,433
alstria office ‡	10,832	162,871
AURELIUS Equity Opportunities & KGaA	3,526	267,108
BASF	8,220	853,964
Bayer	22,031	2,634,659
Bechtle	1,364	115,317
Befesa * (C)	2,935	148,365
Brenntag	1,164	66,603
CANCOM	1,923	226,187
Carl Zeiss Meditec AG	5,808	393,740
Continental	397	105,841
Corestate Capital Holding	7,197	399,304
Covestro (C)	9,908	902,210
CropEnergies	15,300	94,414
Daimler	71,267	5,624,546
Deutsche Boerse	1,252	168,297
Deutsche Lufthansa	16,382	476,568
Deutsche Pfandbriefbank (C)	4,166	67,363
Deutsche Telekom	68,942	1,203,769
Deutsche Wohnen	10,580	499,475
Drillisch	698	50,517
E.ON	70,759	775,611
Eckert & Ziegler	1,600	70,354
Encavis	11,469	92,399
Evonik Industries	1,927	68,477
Fraport Frankfurt Airport Services Worldwide	768	74,374
Freenet	3,906	123,928
Fresenius & KGaA	5,681	432,900
Fresenius Medical Care & KGaA	1,085	109,960
GEA Group	1,760	69,085
Grammer	2,900	186,886
Grand City Properties	5,924	142,872
GRENKE	606	71,412
Hannover Rueck	506	71,029
Henkel & KGaA	3,765	448,246
Innogy (C)	4,942	217,595
KION Group	1,170	97,582
Kloeckner	7,900	95,737

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
Krones	462	$59,196
KWS Saat	302	109,012
LEG Immobilien	2,322	267,870
Leoni	6,868	430,298
Linde	1,588	351,451
MAN	704	80,947
Merk	794	77,710
MTU Aero Engines	3,049	524,741
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	1,159	265,399
NORMA Group	4,859	356,051
ProSiebenSat.1 Media	1,152	41,811
Puma	1,184	576,582
QIAGEN *	4,935	161,630
S&T	2,294	58,970
SAP	8,117	903,217
Scout24 (C)	11,057	571,971
Siemens	4,729	601,608
Siltronic	2,195	351,042
Software	2,194	108,060
STRATEC Biomedical	2,140	194,637
Symrise	1,082	87,577
Talanx	1,630	73,459
Telefonica Deutschland Holding	8,989	42,896
TLG Immobilien	6,595	189,562
TUI	2,748	62,107
Uniper	5,978	184,386
Volkswagen	594	121,374
Wirecard	35,522	4,834,572
Wuestenrot & Wuerttembergische	8,100	195,286

		32,378,392

GREECE — 0.1%
Aegean Airlines	9,900	111,322
FF Group *	6,400	121,611
Hellenic Telecommunications Organization	12,698	184,043
Motor Oil Hellas Corinth Refineries	17,400	414,515
Mytilineos Holdings	12,800	154,302
Navios Maritime Acquisition (A)	22,000	17,054

		1,002,847

HONG KONG — 2.9%
3SBio * (C)	43,500	93,775
AIA Group	106,458	953,790
Alibaba Pictures Group *	100,000	11,310
ANTA Sports Products	25,000	143,762

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
ASM Pacific Technology	11,900	$163,135
Beijing Enterprises Holdings	9,000	45,154
Beijing Jingneng Clean Energy, Cl H	562,000	141,446
BOC Aviation (C)	10,700	62,655
Brightoil Petroleum Holdings *(D)(E)	139,000	26,565
Cafe de Coral Holdings	16,000	39,334
Changan Minsheng APLL Logistics, Cl H	22,000	14,015
China Conch Venture Holdings	157,500	490,575
China Dongxiang Group	755,000	138,374
China Everbright	124,000	273,501
China Everbright International	40,000	56,582
China Evergrande Group	177,000	567,035
China Gas Holdings	139,877	504,446
China Goldjoy Group	840,000	55,435
China Hongqiao Group	74,000	80,813
China Huishan Dairy Holdings *	166,000	8,883
China Innovationpay Group *	896,000	82,773
China Lilang	173,000	217,304
China Minsheng Banking, Cl H	11,400	10,689
China Overseas Land & Investment	50,068	168,021
China Power International Development	272,000	72,967
China Resources Cement Holdings	658,000	695,115
China Resources Gas Group	30,000	110,656
China Resources Phoenix Healthcare Holdings	53,500	70,007
China Resources Power Holdings	70,000	134,850
China Sanjiang Fine Chemicals	312,000	119,967
China SCE Property Holdings	688,000	347,516
China State Construction International Holdings	38,000	49,668
China Suntien Green Energy, Cl H	608,000	204,139
China Vanke, Cl H	102,600	425,387
China Water Affairs Group	220,000	209,244
China Zhongwang Holdings	554,000	311,486
CIMC Enric Holdings	721,825	751,668
CITIC	249,000	380,189
CK Asset Holdings	18,500	159,672
CK Infrastructure Holdings	20,000	157,850
CLP Holdings	44,500	461,175
COSCO SHIPPING Ports	56,000	49,395
CSPC Pharmaceutical Group	225,713	578,482
CT Environmental Group	250,000	38,197
Dali Foods Group (C)	58,500	40,729
Dawnrays Pharmaceutical Holdings	251,000	143,039
Esprit Holdings *	177,500	61,496
Far East Horizon	381,000	376,868

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
First Pacific	102,000	$52,516
Fortune Real Estate Investment Trust ‡	45,000	53,373
Fullshare Holdings	117,500	64,590
Future World Financial Holdings *	720,000	17,253
Galaxy Entertainment Group	255,997	2,244,559
Geely Automobile Holdings	144,000	383,174
Global Brands Group Holding *	544,000	26,920
GOME Retail Holdings	371,000	40,184
Greentown Service Group	382,410	318,557
G-Resources Group	1,956,000	16,155
Guangdong Investment	72,000	111,967
Guangnan Holdings	268,000	30,860
Guangzhou Automobile Group, Cl H	192,000	353,136
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	84,721
Guangzhou R&F Properties	40,000	95,610
Haier Electronics Group	137,311	477,058
Hang Lung Group	13,000	39,364
Hang Seng Bank	21,700	549,861
Health and Happiness H&H International Holdings *	7,500	53,848
Henderson Land Development	14,470	91,723
HK Electric Investments & HK Electric Investments (C)	111,500	103,761
HKBN	92,000	128,842
HKT Trust & HKT	188,000	247,727
Holly Futures, Cl H	37,000	6,783
Hong Kong & China Gas	192,900	402,684
Hong Kong Exchanges & Clearing	10,500	341,766
Hongkong Land Holdings	12,600	91,290
Hopewell Holdings	60,000	213,736
Hua Han Health Industry Holdings *(D)(E)	564,000	—
Hua Hong Semiconductor (C)	47,000	106,438
Huaneng Renewables, Cl H	396,000	177,174
Hysan Development	19,000	110,869
IGG	81,000	122,915
Jardine Matheson Holdings	3,900	236,880
Jardine Strategic Holdings	2,300	87,317
Jiangsu Expressway, Cl H	44,000	60,293
JNBY Design	72,500	147,462
Johnson Electric Holdings	12,500	43,595
Kerry Properties	18,500	88,479
Kingboard Chemical Holdings	136,000	555,732
Kingboard Laminates Holdings	124,000	166,516
KuangChi Science *	201,000	45,727

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Kunlun Energy	126,000	$107,948
Landing International Development *	4,320,000	98,721
Lee & Man Paper Manufacturing .	671,409	743,739
Lee’s Pharmaceutical Holdings	39,500	51,199
Li & Fung	138,000	69,563
Link ‡	20,000	176,377
Logan Property Holdings	124,162	183,583
Longfor Properties	39,500	119,454
Lonking Holdings	367,000	167,512
Luye Pharma Group	40,000	42,549
Luzheng Futures, Cl H	136,000	23,421
Man Wah Holdings	100,000	74,257
MGM China Holdings	520,139	1,434,241
MTR	53,500	301,040
NagaCorp	250,759	260,646
New World Development	1,529,325	2,246,911
Nine Dragons Paper Holdings	724,000	1,085,698
NWS Holdings	27,000	53,304
Overseas Chinese Town Asia Holdings	98,000	60,059
PW Medtech Group *	661,000	125,094
Red Star Macalline Group, Cl H (C)	52,000	70,136
Road King Infrastructure	20,000	38,018
Sands China	113,224	654,893
Shanghai Haohai Biological Technology, Cl H (C)	19,400	126,934
Shanghai Industrial Holdings	23,000	60,397
Shanghai Prime Machinery, Cl H .	492,000	81,311
Shangri-La Asia	58,000	113,585
Shenzhen International Holdings	40,780	89,349
Shui On Land	453,000	122,866
Shun Tak Holdings	114,000	47,064
Sino Biopharmaceutical	210,000	446,399
Sino Land	32,000	55,072
Sinopec Kantons Holdings	86,000	40,757
SJM Holdings	104,000	104,831
Springland International Holdings	718,000	202,056
SSY Group	76,690	77,553
Superb Summit International Group *(D)(E)	75,000	—
Swire Pacific, Cl A	4,000	39,615
Swire Properties	17,800	63,216
Techtronic Industries	40,500	238,970
Television Broadcasts	15,400	48,900
Tianyun International Holdings	1,696,000	296,431
Tibet Water Resources	142,000	61,143
Time Watch Investments	66,000	8,739

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Tong Ren Tang Technologies, Cl H	38,000	$61,372
Tonly Electronics Holdings	800	814
Town Health International Medical Group	1,086,000	95,474
TPV Technology	298,000	36,656
Vitasoy International Holdings	90,000	238,742
VTech Holdings	9,000	110,014
Weichai Power, Cl H	56,000	65,243
West China Cement *	406,000	82,554
WH Group (C)	1,079,000	1,125,116
Wharf Real Estate Investment	13,000	97,328
Wisdom Education International Holdings	568,000	407,404
Wuxi Biologics Cayman * (C)	62,500	569,687
Xiabuxiabu Catering Management China Holdings (C)	331,011	570,472
Xinyi Glass Holdings	166,000	240,943
Yue Yuen Industrial Holdings	19,000	54,102
Yuexiu Property	346,000	77,986
Yuzhou Properties	375,000	274,082
Zhongsheng Group Holdings	112,000	322,068

		33,834,157

HUNGARY — 0.1%
Magyar Telekom Telecommunications	180,500	313,204
OTP Bank	9,315	406,866

		720,070

INDIA — 2.4%
ACC	863	20,497
Aditya Birla Capital *	5,650	13,498
Amara Raja Batteries	3,708	47,939
Ambuja Cements	16,467	61,757
Ashok Leyland	38,492	94,847
Asian Paints	3,335	59,984
Avenue Supermarts * (C)	9,348	208,196
Axis Bank	12,909	99,707
Bajaj Auto	1,435	63,370
Bajaj Finserv	1,143	93,698
Balkrishna Industries	13,374	255,721
Bharat Financial Inclusion *	11,223	195,570
Bharat Petroleum	11,539	66,870
Bharti Airtel	63,826	391,138
Bharti Infratel	20,247	94,779
Biocon	6,000	60,013
Bosch	210	61,047
Britannia Industries	10,394	858,545

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Cadila Healthcare *	9,430	$58,247
Castrol India	21,750	63,434
Chennai Petroleum	33,000	158,405
Cipla	17,533	159,460
Colgate-Palmolive India	4,423	74,467
Container of India	4,952	96,646
Crompton Greaves Consumer Electricals	141,484	499,672
Cummins India	4,414	50,845
Dabur India	12,231	67,645
Datamatics Global Services	66,800	128,873
Divi’s Laboratories	3,200	57,272
Dixon Technologies India *	4,707	255,421
Eicher Motors	215	100,376
Eris Lifesciences * (C)	14,386	168,642
Escorts	27,447	412,379
Firstsource Solutions *	248,300	237,081
Ganesh Housing	48,700	102,221
Garware Wall Ropes	464	6,814
GlaxoSmithKline Consumer Healthcare	677	61,976
Godrej Properties *	5,850	70,620
Grasim Industries	4,036	65,918
Gujarat Industries Power	84,000	131,015
Gujarat Mineral Development	52,800	107,076
Havells India	12,289	100,631
HCL Technologies	8,560	134,916
HDFC Bank ADR	30,023	2,876,504
HealthCare Global Enterprises *	32,096	145,654
Hero MotoCorp	1,088	60,890
Hinduja Global Solutions	14,013	200,554
Hindustan Unilever	12,631	285,069
Housing Development & Infrastructure *	64,905	32,302
Housing Development Finance	5,185	146,134
HT Media	110,194	149,228
ICICI Bank ADR	21,048	179,118
ICICI Prudential Life Insurance (C)	27,890	177,866
Indiabulls Housing Finance	39,501	771,299
Indian Bank	31,200	149,604
Indian Hotels	152,479	337,437
Indian Oil	31,152	75,587
Indraprastha Gas	42,561	183,549
IndusInd Bank	3,140	89,144
Infinite Computer Solutions India *	1,482	10,804
Infosys ADR	18,260	322,654
InterGlobe Aviation (C)	3,998	83,813
IRB Infrastructure Developers	75,300	317,774

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
ITC	65,018	$273,671
Jamna Auto Industries	131,978	194,061
Jindal Stainless Hisar *	2,429	6,690
JK Paper	56,700	120,252
JSW Steel	27,960	135,742
Jubilant Foodworks	11,103	422,740
Kalpataru Power Transmission	1,686	12,371
KAMA Holdings	209	16,305
Kotak Mahindra Bank	4,873	88,347
L&T Technology Services (C)	8,885	176,885
Larsen & Toubro	22,183	465,058
LIC Housing Finance	9,616	78,562
Lupin	5,900	71,769
Mahindra & Mahindra	9,654	126,394
Manappuram Finance	81,000	147,924
Marico	15,908	79,178
Maruti Suzuki India	4,133	545,553
Mindtree	13,135	213,641
MOIL	32,644	100,317
Nandan Denim	92,491	186,836
Natco Pharma	3,600	43,533
Nestle India	523	73,711
NHPC	141,670	60,341
NMDC	26,177	49,049
NR Agarwal Industries	15,500	117,791
NTPC	93,927	241,921
Nucleus Software Exports	5,172	37,836
Oberoi Realty	30,045	247,561
Oil India	105,300	366,561
Oracle Financial Services Software	4,561	294,472
Page Industries	865	313,177
PDS Multinational Fashions *	7,636	35,860
Persistent Systems *	11,900	143,701
Petronet LNG	141,357	481,943
Phoenix Mills	23,282	218,212
Pidilite Industries	5,818	94,944
Piramal Enterprises	2,470	96,192
Polyplex	22,544	162,111
Power Finance	127,000	167,061
Power Grid Corp of India	56,149	174,722
Power Mech Projects	1,018	15,544
Prestige Estates Projects	10,716	49,128
Quess * (C)	20,579	358,699
Rajesh Exports	8,965	91,568
Reliance Capital	20,500	133,290

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Reliance Industries	209,065	$3,013,793
Reliance Infrastructure	18,100	121,963
Sadbhav Engineering	27,233	155,894
Shree Cement	258	65,531
Shriram Transport Finance	3,776	91,016
SJVN	400,100	200,488
SOM Distilleries And Breweries	12,091	50,621
SpiceJet *	61,441	119,563
Sterlite Technologies	100,447	529,714
Sun Pharmaceutical Industries	26,195	207,220
Syngene International (C)	18,245	170,221
Tata Consultancy Services	12,265	648,156
Tata Power	92,670	122,461
Tech Mahindra	1,727	17,327
Titan	22,191	326,623
Torrent Power	11,100	40,954
Uflex	24,100	122,020
UltraTech Cement	1,100	67,696
United Spirits *	1,504	81,587
Vakrangee	29,113	43,041
Vardhman Textiles	8,700	160,609
Varun Beverages	22,809	223,322
Venky’s India	94	5,496
West Coast Paper Mills	73,923	320,674
Wipro	104,164	434,530
WNS Holdings ADR *	8,442	413,067
Zee Entertainment Enterprises	20,176	177,565
Zensar Technologies	12,300	235,511

		28,410,099

INDONESIA — 0.6%
Ace Hardware Indonesia	5,970,500	559,113
Adaro Energy	1,337,900	176,236
Adira Dinamika Multi Finance	33,300	20,525
AKR Corporindo	187,700	66,008
Aneka Tambang	938,800	56,808
Astra International	471,900	241,636
Bank Central Asia	567,358	900,488
Bank Pembangunan Daerah Jawa Timur	2,810,400	144,414
Bank Rakyat Indonesia Persero	2,333,662	539,617
Bekasi Fajar Industrial Estate	4,561,000	87,436
BFI Finance Indonesia	215,100	12,523
Bumi Serpong Damai	1,664,396	202,162
Ciputra Development	962,800	75,951
Erajaya Swasembada	1,969,000	241,714
Hanjaya Mandala Sampoerna	169,000	42,899

COMMON STOCK — continued
	Shares	Value
INDONESIA (continued)
Hanson International *	4,952,300	$50,163
Harum Energy *	189,500	34,964
Indah Kiat Pulp & Paper	132,400	125,643
Indo Tambangraya Megah	165,200	280,738
Indofood CBP Sukses Makmur	100,800	62,862
Indofood Sukses Makmur	122,700	61,463
Japfa Comfeed Indonesia	1,626,700	176,680
Kalbe Farma	2,321,200	251,362
Lippo Karawaci *	2,046,800	65,500
Mandala Multifinance	334,400	42,457
Mitra Keluarga Karyasehat	292,000	40,421
Mitra Pinasthika Mustika	573,500	47,441
Perusahaan Gas Negara Persero .	1,980,200	281,799
Perusahaan Perkebunan London Sumatra Indonesia	2,908,300	263,317
PP Persero *	242,700	42,304
PP Properti	1,920,000	22,120
Salim Ivomas Pratama	2,905,000	117,825
Samindo Resources TBK	564,700	32,922
Samudera Indonesia	308,000	8,843
Saratoga Investama Sedaya	30,600	8,792
Semen Baturaja Persero TBK, Cl B	229,300	69,082
Semen Indonesia Persero *	184,800	128,100
Sri Rejeki Isman	3,770,100	92,627
Sugih Energy *	1,035,900	3,723
Telekomunikasi Indonesia Persero	1,119,967	307,169
Tower Bersama Infrastructure	78,000	31,125
Tunas Baru Lampung	1,202,600	102,207
Unilever Indonesia	36,000	119,702
United Tractors	140,100	342,560
Waskita Karya Persero	2,029,800	321,829
Wijaya Karya Persero	492,600	56,148

		6,959,418

IRELAND — 0.6%
Accenture, Cl A	7,352	1,111,622
Bank of Ireland Group	27,268	244,597
C&C Group	940	3,555
CRH	8,173	290,475
Experian	6,419	147,106
Hibernia ‡	41,039	73,562
Icon *	2,894	340,421
Irish Residential Properties ‡	44,767	73,750
Kerry Group, Cl A	2,546	259,912
Paddy Power Betfair	1,446	142,956
Ryanair Holdings ADR *	36,874	4,055,034

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
IRELAND (continued)
Seagate Technology	15,300	$885,717

		7,628,707

ISRAEL — 0.4%
Amot Investments	15,663	77,308
Azrieli Group	2,442	112,026
Bank Hapoalim	38,928	266,373
Bezeq The Israeli Telecommunication	383,263	484,606
Check Point Software Technologies *	1,700	164,067
Delek Automotive Systems	7,068	50,708
Delta-Galil Industries	1,492	42,729
Elbit Systems	3,320	382,712
Frutarom Industries	7,580	727,076
Israel Discount Bank, Cl A *	137,724	382,064
Jerusalem Oil Exploration *	1,795	100,435
Kenon Holdings	4,629	72,043
Melisron	1,774	72,689
Mellanox Technologies *	3,871	304,261
Mizrahi Tefahot Bank	3,810	69,695
Nice *	1,433	135,940
Oil Refineries	133,566	57,970
Orbotech *	1,000	58,420
Paz Oil	1,185	172,728
Rami Levy Chain Stores Hashikma	1,610	73,676
Reit 1 ‡	23,983	96,474
Shufersal	19,586	112,680
SodaStream International *	2,400	226,776
Teva Pharmaceutical Industries ADR	19,577	351,994
Tower Semiconductor *	—	9

		4,595,459

ITALY — 1.2%
ACEA	13,500	237,238
Amplifon	10,139	189,518
Ansaldo STS	5,099	76,258
Assicurazioni Generali	11,532	233,009
ASTM	4,600	126,712
Atlantia	28,512	944,944
Beni Stabili SIIQ ‡	66,788	63,134
Brembo	8,640	127,807
Buzzi Unicem	1,797	45,390
Cementir Holding	14,211	118,792
CNH Industrial	324,400	3,996,773
Datalogic	1,304	41,684
Davide Campari-Milano	31,570	236,606
De’ Longhi	2,186	65,329
DiaSorin	1,730	163,333

COMMON STOCK — continued
	Shares	Value
ITALY (continued)
Ei Towers	6,519	$376,853
Enel	174,528	1,106,411
Eni	33,639	657,625
ERG	4,679	112,382
EXOR	2,407	178,509
Ferrari	1,926	237,186
FNM	157,700	127,969
Gima TT * (C)	17,651	353,264
Infrastrutture Wireless Italiane (C)	52,971	425,717
Interpump Group	5,761	183,361
Intesa Sanpaolo	99,891	379,942
Iren	73,200	222,583
Italgas	13,912	89,976
Leonardo	8,392	97,298
Luxottica Group	3,463	216,187
Maire Tecnimont	48,320	246,053
Moncler	16,889	762,447
Parmalat	32,571	118,769
Pfeiffer Vacuum Technology	437	64,547
Poste Italiane (C)	7,701	75,310
Prysmian	2,715	79,892
Recordati	8,067	288,468
Reply	1,108	70,012
Retelit	143,305	338,104
Snam	34,816	167,346
Tenaris	6,312	118,565
Terna Rete Elettrica Nazionale	19,596	117,655

		13,878,958

JAPAN — 4.7%
Activia Properties ‡	20	88,574
ADEKA	13,600	241,771
Advance Residence Investment ‡	37	95,258
Aeon Mall	5,300	107,221
Aica Kogyo	3,700	139,205
Aichi Steel	5,600	241,873
Aiphone	8,700	145,572
Air Water	3,500	67,722
Aisan Industry	11,600	119,714
Aisin Seiki	1,500	81,258
Ajinomoto	4,200	77,089
ANA Holdings	10,800	428,620
Araya Industrial	6,900	133,921
Asahi Group Holdings	13,100	663,404
Asahi Kasei	13,000	179,059
Asanuma	42,000	154,266

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Astellas Pharma	18,400	$272,872
Bridgestone	2,900	121,152
Brother Industries	24,200	519,745
Calbee	4,000	134,908
Canon	5,900	204,271
Central Japan Railway	800	160,554
Chiba Bank	12,000	96,892
Chugai Pharmaceutical	1,305	68,979
Chugoku Electric Power	7,300	91,384
Citizen Watch	9,900	74,078
Concordia Financial Group	14,000	81,630
Cosmo Energy Holdings	13,500	444,707
Credit Saison	3,800	68,271
Dai Nippon Printing	4,000	86,257
Daicel	12,000	138,595
Daiho	26,000	158,112
Daito Trust Construction	1,100	183,604
Daiwa House Investment, Cl A ‡	38	90,583
East Japan Railway	1,500	144,107
Eco’s	13,400	228,343
Eisai	3,000	201,396
FALCO HOLDINGS	6,500	110,458
Fancl	4,100	160,960
FANUC	5,786	1,244,316
Fast Retailing	200	88,216
FP	2,000	123,620
Frontier Real Estate Investment ‡	9	37,106
Fuji	6,400	115,155
Fuji Electric	57,973	415,164
FUJIFILM Holdings	2,600	104,824
Fukuoka Financial Group	10,000	53,648
GLP J-Reit ‡	84	90,367
Grandy House	26,000	117,030
Gunma Bank	54,800	321,072
Hachijuni Bank	8,400	44,502
Hirose Electric	882	124,261
Hiroshima Bank	11,000	83,919
Hisamitsu Pharmaceutical	700	54,541
Hokkaido Electric Power	11,000	72,986
Hokko Chemical Industry	21,800	137,314
Hokkoku Bank	1,400	55,935
Hokuetsu Kishu Paper	22,000	137,647
Hokuriku Electric Power	4,700	47,969
Hoshizaki	200	18,617
House Foods Group	6,400	225,605

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
IBJ Leasing	5,600	$154,927
Ichikoh Industries	53,259	581,005
Idemitsu Kosan	3,400	133,087
ITOCHU	145,400	2,912,996
Itochu Techno-Solutions	20,870	433,399
Itoham Yonekyu Holdings	19,000	172,915
Japan Aviation Electronics Industry	17,000	290,791
Japan Exchange Group	3,800	70,495
Japan Hotel Investment, Cl A ‡	127	96,101
Japan Post Holdings	4,000	48,618
Japan Prime Realty Investment ‡	24	87,028
Japan Real Estate Investment ‡	23	119,303
Japan Retail Fund Investment ‡	55	103,227
JBCC Holdings	12,200	117,697
Jichodo	1,400	114,068
JSR	2,800	52,953
JXTG Holdings	92,650	603,371
Kaga Electronics	6,500	160,858
Kaken Pharmaceutical	12,400	733,599
Kamigumi	3,500	79,059
Kandenko	26,900	319,145
Kaneka	36,000	356,085
Kao	3,200	229,835
KDDI	34,200	919,650
Keio	3,000	137,249
Kewpie	4,500	104,965
Keyence	3,323	2,032,011
Kirin Holdings	7,000	196,623
Kitagawa Iron Works	5,600	142,777
Kitano Construction	35,000	127,702
Kobayashi Pharmaceutical	2,300	194,194
Konami Holdings	1,700	83,587
Konica Minolta	26,900	231,315
Kose	2,880	533,660
Kuraray	8,600	143,209
Kusuri no Aoki Holdings	2,608	178,762
Kyowa Exeo	15,100	392,998
Kyowa Hakko Kirin	6,800	147,339
Kyushu Financial Group	7,810	38,388
Leopalace21	29,400	255,557
LINE *	14,020	509,849
M3	2,700	101,994
Makino Milling Machine	12,000	113,426
Makita	2,600	116,818
Maruichi Steel Tube	1,800	61,582

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Mebuki Financial Group	12,870	$49,969
MEIJI Holdings	1,100	88,412
MINEBEA MITSUMI	12,890	258,474
Miraca Holdings	2,200	85,807
Mitsubishi Gas Chemical	4,500	105,661
Mitsubishi Motors	7,700	57,366
Mitsubishi Tanabe Pharma	6,100	115,832
Mitsui	22,248	401,747
Miura	14,297	435,194
Mizuho Financial Group	435,500	790,810
Morinaga Milk Industry	6,600	290,530
Mory Industries	3,900	117,966
MS&AD Insurance Group Holdings	2,200	73,919
NEC	1,900	52,142
NET One Systems	12,141	195,479
NH Foods	3,000	131,205
Nichias	14,049	178,487
Nidec	1,100	172,181
Nifco	8,350	293,832
Nihon M&A Center	6,800	199,497
Nintendo	4,300	1,821,881
Nippon Building Fund ‡	24	134,979
Nippon Chemi-Con	5,200	120,511
Nippon Prologis ‡	49	103,309
Nippon Shinyaku	1,000	74,620
Nippon Telegraph & Telephone	52,900	2,517,750
Nishi-Nippon Financial Holdings .	13,200	158,927
Nissan Chemical Industries	2,200	98,085
Nisshin Seifun Group	9,900	216,702
Nissin Electric	11,500	115,397
Nissin Foods Holdings	900	66,281
Nitori Holdings	2,100	353,948
Nittoc Construction	21,200	122,130
NOF	2,100	62,705
NOK	8,903	182,919
Nomura Real Estate Holdings	10,400	258,588
Nomura Real Estate Master Fund ‡	81	112,988
Nomura Research Institute	1,430	73,908
Noritz	3,800	69,283
NTT Data	5,000	53,907
NTT DOCOMO	26,700	692,261
Obic	1,100	92,383
Odakyu Electric Railway	6,000	129,426
Okinawa Electric Power	5,610	170,822
Ono Pharmaceutical	5,000	115,748

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Onward Holdings	8,000	$66,069
Oracle Japan	1,900	156,349
Oriental Land	700	69,895
Orix JREIT ‡	64	97,536
Osaka Gas	12,000	258,523
OSAKA Titanium Technologies	6,412	119,485
Otsuka	2,600	121,118
Otsuka Holdings	5,700	298,625
Paltac	7,122	356,881
Plenus	6,300	108,797
Recruit Holdings	108,652	2,512,430
Resona Holdings	144,500	823,034
Ricoh	5,700	55,864
Ryoden	8,300	139,449
Ryohin Keikaku	1,022	350,915
Sakai Heavy Industries	3,500	149,069
Sakai Ovex	6,800	149,106
San-In Godo Bank	23,600	222,124
Sanko Metal Industrial	3,500	113,160
Santen Pharmaceutical	5,400	90,870
Sawai Pharmaceutical	800	34,662
SCREEN Holdings	3,700	302,829
Sekisui House	3,700	67,827
Seven Bank	19,500	65,625
Shimadzu	4,000	108,892
Shimamura	500	58,273
Shin-Etsu Chemical	2,500	255,003
Shinsei Bank	4,600	71,878
Shizuoka Bank	5,000	50,868
Showa	10,600	158,850
Showa Shell Sekiyu	8,600	121,460
SoftBank Group	9,300	726,260
Soken Chemical & Engineering	7,300	159,182
Sompo Holdings	2,900	121,879
Start Today	6,466	188,743
Sumitomo	69,200	1,243,182
Sumitomo Metal Mining	3,000	128,398
Sumitomo Mitsui Financial Group	6,700	278,935
Sumitomo Osaka Cement	33,000	151,345
Sundrug	800	41,204
Suruga Bank	4,200	57,043
Suzuki Motor	6,700	361,109
T&D Holdings	4,500	76,625
T&K Toka	11,600	142,138
Tachibana Eletech	8,100	155,140

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Taiheiyo Cement	1,800	$68,059
Taisho Pharmaceutical Holdings .	1,300	124,473
Takashimaya	10,000	86,008
Takeda Pharmaceutical	5,700	240,764
TechnoPro Holdings	7,509	437,762
Teijin	3,000	56,481
Terumo	3,100	175,965
Toa Oil	89,000	164,417
Toho Gas	3,800	115,579
Tohoku Electric Power	11,000	141,877
Tokai Rika	41,600	831,948
Tokio Marine Holdings	2,700	127,780
Tokyo Electron	3,600	688,231
Tokyo Gas	14,400	386,598
Tokyo Tatemono	22,277	339,679
Tomoku	7,800	144,508
Toray Industries	15,000	140,002
Towa Bank	16,200	216,388
Toyo Suisan Kaisha	2,000	78,868
Toyota Motor	9,860	646,885
Trend Micro	1,400	84,002
Ulvac	2,900	155,658
United Urban Investment ‡	70	107,609
USS	6,900	144,884
Wacoal Holdings	4,500	136,528
Yachiyo Industry	10,300	125,017
Yahoo Japan	12,900	52,992
Yamaguchi Financial Group	24,000	300,282
Yokogawa Electric	4,800	105,957
Yotai Refractories	27,400	191,005
Yushiro Chemical Industry	9,900	164,250

		55,435,489

KENYA — 0.0%
Safaricom	917,400	257,891

LUXEMBOURG — 0.0%
Tenaris ADR	5,118	191,311

MALAYSIA — 0.8%
AirAsia	883,400	865,207
Allianz Malaysia	8,400	24,772
AMMB Holdings	249,500	247,758
Astro Malaysia Holdings	94,800	46,127
Batu Kawan	1,800	8,489
Berjaya Sports Toto	186,300	99,692
Capitaland Malaysia Mall Trust ‡ .	92,100	26,760
CCM Duopharma Biotech	7,900	5,839

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Coastal Contracts	24,000	$7,200
CSC Steel Holdings	19,700	6,796
Dialog Group	101,400	79,567
DiGi.Com	117,800	138,855
Favelle Favco	44,500	27,149
Fraser & Neave Holdings	6,400	58,675
Gamuda	34,900	45,721
Genting	171,800	390,524
Genting Malaysia	132,900	173,845
Hai-O Enterprise, Cl O	48,300	60,936
HAP Seng Consolidated	16,100	40,176
Heineken Malaysia	8,900	46,457
Hengyuan Refining	78,300	150,422
Hong Leong Bank	24,116	116,548
I-BHD	118,300	14,465
IGB ‡	100,100	40,566
IHH Healthcare	114,200	176,681
IJM	102,000	77,461
Kim Loong Resources	73,200	24,266
KLCCP Stapled Group	34,200	67,816
Kuala Lumpur Kepong	9,700	62,967
Kumpulan Fima	93,900	35,395
Magni-Tech Industries	73,000	83,960
Magnum	281,400	128,382
Malayan Banking	138,500	379,981
Malaysia Airports Holdings	191,900	440,683
Malaysian Pacific Industries	143,700	283,961
Maxis	46,500	69,081
MISC	36,400	66,385
My EG Services	974,600	649,106
Padini Holdings	286,100	309,394
Pantech Group Holdings *	1,331,800	199,112
Paramount	218,400	104,386
Petron Malaysia Refining & Marketing	89,500	177,201
Petronas Chemicals Group	119,200	257,077
Petronas Dagangan	26,100	179,696
PPB Group	18,700	91,659
Public Bank	82,785	502,058
Sarawak Oil Palms	120,900	110,913
Scientex *	31,600	61,297
Sime Darby Plantation	59,800	84,670
Sunway ‡	254,737	100,151
Sunway Construction Group	1,680	963
Supermax	225,300	165,939
Ta Ann Holdings	125,500	100,095

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Telekom Malaysia	64,900	$87,541
Tenaga Nasional	370,100	1,492,280
Tong Herr Resources	13,300	11,716
Top Glove	61,600	149,160
Unisem M	581,900	266,004
ViTrox	6,000	7,906
VS Industry	63,900	36,622
Yinson Holdings	102,500	103,197

		9,867,708

MEXICO — 0.7%
Alpek, Cl A	44,400	63,435
Alsea	137,900	511,944
America Movil, Ser L	124,701	115,352
America Movil ADR, Cl L	24,936	461,067
Arca Continental	34,168	235,459
Banco del Bajio (C)	203,600	434,263
Becle *	45,400	77,220
Bio Pappel *	51,718	49,942
Cemex *	1	1
Cia Minera Autlan	53,335	54,755
Coca-Cola Femsa	6,900	44,753
Concentradora Fibra Danhos ‡	25,800	45,897
Concentradora Hipotecaria SAPI ‡	36,100	34,243
Consorcio ARA	360,187	135,777
El Puerto de Liverpool	8,400	55,771
Fibra Uno Administracion ‡	80,500	133,305
Genomma Lab Internacional, Cl B *	19,000	18,419
Gentera	49,400	39,304
Gruma, Cl B	3,300	40,351
Grupo Aeroportuario del Pacifico, Cl B	33,400	346,965
Grupo Aeroportuario del Sureste, Cl B	4,600	82,523
Grupo Elektra DE	3,620	98,984
Grupo Financiero Banorte, Cl O	92,346	577,519
Grupo Financiero Inbursa, Cl O	1,926	3,206
Grupo Financiero Interacciones, Cl O	61,400	300,433
Grupo Lala, Cl B	27,800	35,497
Grupo Mexico	152,051	503,421
Grupo Sanborns	100,700	104,135
Grupo Televisa	39,200	140,622
Grupo Televisa ADR	6,900	123,648
Industrias Bachoco	2,179	11,178
Industrias Penoles	6,500	136,586
Infraestructura Energetica Nova .	12,800	56,403
Inmobiliaria Vesta	27,100	38,907
Kimberly-Clark de Mexico, Cl A	21,300	38,598

COMMON STOCK — continued
	Shares	Value
MEXICO (continued)
Macquarie Mexico Real Estate Management ‡	39,400	$42,219
Mexichem	41,513	129,742
Nemak (C)	289,000	216,958
PLA Administradora Industrial S de RL ‡	58,500	93,715
Prologis Property Mexico ‡	585,365	1,087,658
Promotora y Operadora de Infraestructura *	6,000	61,498
Rassini	27,000	113,546
Regional	58,400	371,720
Wal-Mart de Mexico	191,822	533,350

		7,800,289

NETHERLANDS — 2.0%
Aalberts Industries	11,181	550,478
ABN AMRO Group (C)	2,780	86,285
Accell Group	2,307	53,938
Aegon	133,200	977,995
Akzo Nobel	4,726	426,992
Altice, Cl A *	111,058	1,063,808
Altice, Cl B *	4,835	46,262
AMG Advanced Metallurgical Group	1,912	89,504
ASM International	2,408	143,621
ASML Holding	13,277	2,504,376
ASML Holding, Cl G	4,062	765,484
Basic-Fit * (C)	2,004	60,260
Cimpress *	1,100	158,191
Corbion	3,291	105,120
Core Laboratories (A)	17,437	2,135,161
Eurocommercial Properties ‡	1,243	52,129
Euronext (C)	1,166	83,580
Gemalto	504	30,358
ING Groep	107,974	1,815,965
InterXion Holding *	33,954	2,207,689
James Hardie Industries	18,672	331,317
Koninklijke Ahold Delhaize	13,173	317,406
Koninklijke KPN	95,353	296,263
Koninklijke Philips Electronics	11,633	492,542
Koninklijke Vopak	1,666	82,033
LyondellBasell Industries, Cl A	8,000	845,840
NN Group	34,053	1,630,435
OCI *	86,044	2,042,537
Philips Lighting (C)	9,300	283,005
RELX	21,562	458,146
Royal Dutch Shell, Cl A	20,041	697,348
Royal Dutch Shell, Cl B	14,747	527,363
SBM Offshore	3,985	66,883

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS (continued)
TKH Group	1,362	$85,850
TomTom *	9,801	96,525
Unilever	17,027	973,337
uniQure *	4,271	124,713
Van Lanschot Kempen	6,400	197,691
Vastned Retail ‡	930	46,536
Wolters Kluwer	5,236	283,247
Yandex, Cl A *	12,168	405,925

		23,642,138

NEW ZEALAND — 0.2%
a2 Milk *	50,769	434,049
Auckland International Airport	30,774	138,247
Contact Energy	9,672	36,546
Fisher & Paykel Healthcare	6,523	58,252
Fletcher Building	40,442	179,251
Goodman Property Trust ‡	56,953	54,682
Heartland Bank	73,546	92,645
Infratil	18,285	41,035
Mercury NZ	18,716	41,915
New Zealand Refining	124,800	206,301
Precinct Properties New Zealand ‡	52,735	47,490
Property for Industry ‡	36,302	42,146
Ryman Healthcare	6,555	48,871
SKYCITY Entertainment Group	33,207	94,523
Spark New Zealand	50,521	122,728
Summerset Group Holdings	10,482	50,933
Trade Me Group	10,649	34,770
Warehouse Group	47,400	67,341
Z Energy	25,533	129,927

		1,921,652

NORWAY — 0.4%
AF Gruppen	1,866	30,238
Aker BP	1,813	59,547
Atea	13,329	198,164
Austevoll Seafood	6,883	82,988
DNB	12,504	233,943
Entra (C)	15,634	214,910
Europris (C)	25,758	89,997
Gjensidige Forsikring	6,010	95,072
Kongsberg Gruppen	7,589	186,067
Marine Harvest	13,760	298,542
Nordic Nanovector *	2,493	15,404
Nordic Semiconductor *	27,370	172,702
Norsk Hydro	10,007	62,436
Petroleum Geo-Services	87,004	376,672

COMMON STOCK — continued
	Shares	Value
NORWAY (continued)
Salmar	9,131	$425,528
Sbanken (C)	22,694	204,651
Schibsted, Cl B	7,746	208,086
SpareBank 1 SR-Bank	23,100	228,842
Statoil	9,933	254,185
Telenor	17,668	391,178
Tomra Systems	8,778	163,139
Wilh Wilhelmsen Holding, Cl A	2,203	63,853
XXL (C)	9,571	83,066
Yara International	7,491	315,580

		4,454,790

PAKISTAN — 0.0%
Engro Fertilizers	282,000	176,084
Millat Tractors	9,300	105,411
Nishat Mills	73,500	92,897
Packages	21,200	95,712
United Bank	77,936	135,382

		605,486

PANAMA — 0.1%
Copa Holdings, Cl A	6,200	726,454

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	28,223	450,157
Credicorp	994	231,095
Empresa Siderurgica del Peru SAA *	111,989	22,033
Ferreycorp SAA	81,200	65,649

		768,934

PHILIPPINES — 0.4%
Aboitiz Equity Ventures	54,000	72,702
Aboitiz Power	110,300	81,105
Bank of the Philippine Islands	54,514	110,824
BDO Unibank	137,606	349,689
Bloomberry Resorts	1,200,900	285,667
Cebu Air	91,640	156,744
CEMEX Holdings Philippines * (C) .	382,000	26,460
D&L Industries	176,200	36,937
DMCI Holdings	836,300	178,547
DoubleDragon Properties *	43,330	26,186
East West Banking	289,650	97,376
Emperador	333,500	46,468
Globe Telecom	5,685	169,411
Integrated Micro-Electronics	169,461	50,309
Jollibee Foods	35,910	197,803
Lopez Holdings	1,340,500	111,785
LT Group	134,000	52,306

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
PHILIPPINES (continued)
Manila Electric	10,320	$64,154
Manila Water	79,900	43,103
Megawide Construction	670,563	310,667
Metro Pacific Investments	379,800	37,484
Pepsi-Cola Products Philippines	280,000	14,176
Philex Mining	206,900	22,597
PLDT	4,355	123,062
Robinsons Land	99,085	34,314
San Miguel	126,610	342,789
San Miguel Food and Beverage	184,700	231,814
Semirara Mining & Power, Cl A	341,160	204,223
SM Investments	6,620	120,041
SM Prime Holdings	196,600	130,023
Top Frontier Investment Holdings *	6,260	31,862
Universal Robina	55,490	150,464
Wilcon Depot *	1,749,880	364,131

		4,275,223

POLAND — 0.3%
Agora	5,911	26,057
Alior Bank *	7,872	158,991
Amica	2,400	82,082
Asseco Poland	10,123	126,679
Atal *	895	11,130
Bank Handlowy w Warszawie	2,141	50,467
Bank Millennium	17,123	41,591
Bank Pekao	2,401	79,896
Bank Zachodni WBK	425	44,879
Boryszew *	40,500	101,866
Budimex	623	33,360
Ciech	1,858	30,061
Cyfrowy Polsat	12,474	90,980
Dino Polska * (C)	18,463	499,708
Dom Development	1,398	35,761
Energa	80,400	235,402
Fabryki Mebli Forte	3,528	50,349
Grupa Kety	447	45,601
ING Bank Slaski	1,293	72,381
Jastrzebska Spolka Weglowa *	4,135	97,152
KRUK	802	52,444
LPP	21	54,672
Lubelski Wegiel Bogdanka	3,231	50,603
Neuca	1,400	123,015
Orange Polska	41,350	61,853
PGE Polska Grupa Energetyczna .	34,738	103,487
PLAY Communications (C)	5,012	42,313

COMMON STOCK — continued
	Shares	Value
POLAND (continued)
Polimex-Mostostal *	27,774	$25,224
Polski Koncern Naftowy ORLEN	25,515	650,920
Polskie Gornictwo Naftowe i Gazownictwo	15,801	27,774
Powszechny Zaklad Ubezpieczen	10,902	133,039
Tauron Polska Energia	278,050	186,338
Zespol Elektrowni Patnow Adamow Konin	9,427	30,907

		3,456,982

PORTUGAL — 0.2%
Banco Comercial Portugues, Cl R *	794,974	266,469
Banco Espirito Santo *(D) (E) (F)	66,989	81
CTT-Correios de Portugal	37,897	139,922
EDP - Energias de Portugal	51,164	189,966
Galp Energia SGPS	12,796	245,366
Jeronimo Martins SGPS	10,329	180,989
Mota-Engil SGPS	108,283	468,553
Navigator	46,046	268,494
NOS SGPS	37,360	222,014
Pharol SGPS *	220,092	72,308
REN - Redes Energeticas Nacionais SGPS	5,278	16,650
Semapa-Sociedade de Investimento e Gestao	2,573	57,605

		2,128,417

PUERTO RICO — 0.0%
OFG Bancorp	17,400	234,900
Popular	3,100	143,499
Triple-S Management, Cl B *	10,000	283,500

		661,899

RUSSIA — 0.6%
Alrosa PJSC	156,609	222,844
Gazprom Neft PJSC ADR	8,357	204,004
Lenta GDR *	55,545	311,694
LUKOIL PJSC ADR	22,134	1,461,121
Magnit PJSC GDR	2,870	54,242
Mail.Ru Group GDR *	2,136	67,169
MegaFon PJSC GDR	3,302	29,225
Mobile TeleSystems PJSC ADR	12,200	128,100
Novatek GDR	3,139	397,814
Novolipetsk Steel GDR	6,567	167,362
PhosAgro PJSC GDR	5,713	82,549
QIWI ADR	4,700	87,796
Rosneft Oil PJSC GDR	47,798	291,100
Rostelecom PJSC ADR	15,333	94,036
Sberbank of Russia PJSC ADR	117,154	1,725,698

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
RUSSIA (continued)
Severstal PJSC GDR	13,900	$223,347
Surgutneftegas ADR	84,498	405,623
Tatneft PJSC ADR	21,875	1,404,828
VTB Bank PJSC GDR	79,310	148,405

		7,506,957

SINGAPORE — 0.5%
Ascendas ‡	92,000	185,011
CapitaLand Commercial Trust ‡	44,700	61,243
CapitaLand Mall Trust ‡	66,000	104,363
Centurion	290,300	102,677
ComfortDelGro	21,000	35,518
DBS Group Holdings	81,516	1,886,982
Ellipsiz	229,900	101,804
Ezion Holdings *(D)(E)	171,200	20,348
Flex *	71,533	929,929
Genting Singapore	256,000	224,889
Haw Par	9,100	95,456
Hong Leong Finance	67,400	142,654
Hutchison Port Holdings Trust, Cl U	100,500	33,489
Keppel ‡	47,560	44,429
Keppel Infrastructure Trust	124,000	50,461
M1	55,000	74,977
mm2 Asia *	132,400	49,347
Olam International	55,500	95,217
Raffles Medical Group	35,200	30,480
SATS	19,700	82,076
Sheng Siong Group	70,400	54,089
Singapore Airlines	6,400	52,351
Singapore Post	96,000	96,754
Singapore Press Holdings	84,300	172,591
Singapore Technologies Engineering	31,000	81,275
Singapore Telecommunications	136,400	361,453
Sunningdale Tech	102,600	100,175
Suntec Real Estate Investment Trust ‡	27,900	41,139
United Overseas Bank	6,900	156,195
Wilmar International	127,600	312,449
Yanlord Land Group	454,600	582,572

		6,362,393

SOUTH AFRICA — 1.1%
Adcock Ingram Holdings	28,700	156,363
AECI	7,859	74,304
African Oxygen	48,500	118,360
African Rainbow Minerals	13,600	110,903
Allied Electronics, Cl A *	11,536	12,124
Anglo American Platinum	1,946	52,377

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA (continued)
AngloGold Ashanti	4,578	$41,402
Ascendis Health	39,312	30,478
Attacq *	32,169	49,531
AVI	27,350	250,390
Barloworld	24,413	329,466
Bid	8,574	196,639
Bidvest Group	31,568	619,126
Blue Label Telecoms	34,283	34,333
Clicks Group	65,124	1,115,117
Comair	22,655	11,857
Combined Motor Holdings	9,963	25,771
Corporate Real Estate ‡	90,826	34,743
Echo Polska Properties	34,089	51,880
EOH Holdings	6,099	18,622
Exxaro Resources	49,119	438,226
FirstRand	128,312	686,152
Gold Fields	17,127	65,274
Group	22,117	221,453
Growthpoint Properties ‡	65,462	152,751
Hosken Consolidated Investments	16,504	194,133
Hulamin	178,974	74,123
KAP Industrial Holdings	85,302	60,222
Kumba Iron Ore	6,198	132,829
Liberty Holdings	24,900	264,046
Life Healthcare Group Holdings	40,513	95,618
Massmart Holdings	32,517	432,505
Mediclinic International	14,317	132,778
Merafe Resources	1,256,858	161,330
Metair Investments	65,900	113,794
MiX Telematics ADR (A)	5,711	95,431
MMI Holdings	15,937	28,404
Mondi	11,209	327,189
Mr Price Group	13,860	303,446
Naspers, Cl N	9,899	2,419,965
Netcare	49,850	123,326
Novus Holdings	486	156
Pick n Pay Stores	69,287	446,655
Raubex Group	4,746	7,862
Remgro	11,726	211,026
Resilient ‡	10,542	57,298
Reunert	7,986	49,979
RMB Holdings	20,680	129,686
Sappi	43,069	275,113
Sasol	4,039	144,509
Sibanye Gold	66,617	58,480

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA (continued)
SPAR Group	1,707	$28,931
Standard Bank Group	42,615	730,742
Steinhoff International Holdings *	11,058	1,709
Stenprop	8,070	11,976
Telkom SOC	50,253	228,395
Texton Property Fund ‡	25,012	11,738
Tiger Brands	4,784	149,058
Tongaat Hulett	35,612	257,755
Tsogo Sun Holdings	97,700	178,436
Vodacom Group	8,826	110,260
Vukile Property Fund ‡	28,205	50,907
Wilson Bayly Holmes-Ovcon	11,880	151,552

		13,149,004

SOUTH KOREA — 3.2%
Amorepacific	3,538	1,156,659
AMOREPACIFIC Group	792	106,043
Asia Cement	900	124,690
BGF	492	5,832
BGF retail	263	46,895
BNK Financial Group	19,600	191,389
Busan City Gas	391	13,209
Cafe24 *	2,691	341,825
Celltrion *	3,481	882,212
Cheil Worldwide	3,148	56,121
Chongkundang Holdings	3,600	235,136
CJ	523	79,329
CJ CheilJedang	430	137,796
CJ Logistics *	370	54,077
CKD Bio	12,300	264,345
Coway	1,481	121,331
CrystalGenomics *	3,151	74,473
Cymechs	24,600	308,647
Dae Hyun	42,800	103,570
Daeduck Electronics	12,200	95,058
Daehan Steel	11,300	124,720
Daewon San Up	6,987	47,320
Daewoo Engineering & Construction *	9,587	56,981
Daishin Securities	26,200	335,268
DB Insurance	988	58,106
Dong-A Socio Holdings, Cl A	2,200	259,538
Dong-A ST, Cl A	599	61,629
Dong-Ah Geological Engineering .	8,900	174,221
Dongil Industries	125	8,466
Dongkuk Industries	28,400	103,620
Dongkuk Steel Mill	4,661	48,002

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Dongsuh	1,830	$47,133
Eugene	19,400	146,718
Fila Korea	821	100,192
Green Cross	1,680	339,218
GS Engineering & Construction	2,698	102,887
GS Holdings	8,010	458,508
GS Retail	1,656	57,592
Halla Holdings	736	35,194
Hankook Tire	1,570	72,502
Hanmi Science ltd	1,646	119,606
Hanon Systems	4,227	43,051
Hansae	2,944	62,226
Hansol Chemical	671	44,305
Hanssem	329	35,831
Hanwha	9,100	339,102
Hanwha Aerospace *	1,602	36,020
Hanwha Chemical	7,900	213,599
Hanwha Life Insurance	6,954	40,480
HMC Investment Securities	9,500	105,008
Hotel Shilla	3,809	413,585
Hugel *	504	237,446
HwaSung Industrial	18,400	284,970
Hyosung	3,426	419,949
Hyundai BNG Steel	8,600	104,359
Hyundai Department Store	2,900	280,692
Hyundai Engineering Plastics	15,300	97,029
Hyundai Marine & Fire Insurance	24,357	870,964
Hyundai Mobis	1,354	313,452
Hyundai Steel	2,150	121,931
Industrial Bank of Korea	5,256	82,845
INTOPS	27,600	238,706
JB Financial Group	7,133	40,966
KB Financial Group	5,300	302,818
KB Financial Group ADR	8,400	473,760
KC	5,400	103,327
KEPCO Plant Service & Engineering	1,117	52,894
Kia Motors	6,340	196,269
Koh Young Technology	9,014	858,168
Kolon Industries	936	59,836
Korea Autoglass	9,700	152,103
Korea Electric Power	10,759	377,022
Korea Kolmar	743	56,866
Korea Real Estate Investment & Trust	68,091	196,436
Korea Zinc	399	161,853
Korean Air Lines	2,371	75,518

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Korean Reinsurance	3,993	$44,108
Kortek	7,700	120,079
KPX Chemical	1,600	89,977
KT&G	13,021	1,190,179
LF	4,900	129,134
LG	2,366	179,299
LG Chemical	926	311,385
LG Display	6,305	138,275
LG Electronics	6,437	612,839
LG Uplus	32,600	374,565
Lotte	1,214	73,919
Lotte Chemical	400	154,572
Lotte Chilsung Beverage	48	72,718
Lotte Confectionery	100	17,751
LOTTE Fine Chemical	1,448	92,654
LS	1,669	121,478
Macquarie Korea Infrastructure Fund	13,535	113,432
Mando	224	47,553
Medy-Tox	1,378	899,795
Meritz Fire & Marine Insurance	2,426	47,569
Modetour Network	7,606	264,555
Nasmedia	2,520	165,837
NAVER	747	500,395
NongShim	172	52,137
OCI	1,667	243,072
Orion	769	89,569
Ottogi	137	101,772
Paradise	2,486	54,274
Poongsan	5,101	181,449
Poongsan Holdings	2,200	99,715
POSCO	110	38,204
POSCO Chemtech	3,776	130,212
POSCO Coated & Color Steel	4,100	104,074
Posco ICT	12,756	83,748
S&T Holdings	1,435	17,639
S-1, Cl 1	746	68,423
Samsung Biologics * (C)	371	168,853
Samsung C&T	839	109,899
Samsung Card	10,180	354,965
Samsung Electronics	2,584	6,404,724
Samsung Electronics GDR	485	597,667
Samsung Engineering *	6,323	106,130
Samsung Fire & Marine Insurance	797	199,394
Samsung Life Insurance	1,874	204,895
Samsung SDI	4,487	769,115

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Samsung SDS	4,119	$940,375
Samsung Securities	2,500	86,364
SeAH Holdings	447	57,594
SeAH Steel	4,400	383,370
Shinhan Financial Group	8,220	366,139
Shinsegae	255	99,640
Silla	6,200	97,058
SK Chemicals *	528	50,100
SK Discovery	492	19,634
SK Holdings	1,659	455,311
SK Hynix	23,408	1,843,554
SK Innovation	4,408	812,200
SK Materials	408	58,755
SK Telecom	702	149,939
SK Telecom ADR	26,055	618,806
SKC	2,119	75,332
SKCKOLONPI	7,477	302,702
S-Oil	2,522	260,015
Tovis	20,700	169,083
Woori Bank	6,791	101,794
Yuhan	1,675	358,011
Zeus	6,800	98,624

		37,995,842

SPAIN — 1.0%
Abertis Infraestructuras	14,402	317,266
Aena SME (C)	15,770	3,245,404
Almirall	9,931	123,495
Amadeus IT Group, Cl A	10,393	758,064
Axiare Patrimonio SOCIMI ‡	3,989	84,651
Bankia	30,143	132,193
Bankinter	8,632	90,379
Bolsas y Mercados Espanoles SHMSF	1,698	59,677
CaixaBank	44,860	217,845
Cellnex Telecom (C)	4,989	133,663
Distribuidora Internacional de Alimentacion	162,200	751,834
Ebro Foods	13,367	322,091
Enagas	5,059	147,135
Ence Energia y Celulosa	21,300	164,611
Ercros	34,470	176,572
Fluidra	16,261	235,213
Gestamp Automocion * (C)	18,872	153,683
Grifols	16,838	472,245
Grupo Catalana Occidente	3,014	132,543
Hispania Activos Inmobiliarios SOCIMI ‡	9,063	192,221

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN (continued)
Iberdrola	40,194	$310,066
Industria de Diseno Textil	14,801	459,582
Inmobiliaria Colonial Socimi ‡	27,475	319,272
Lar Espana Real Estate Socimi ‡	7,310	82,840
Masmovil Ibercom *	4,005	576,144
Naturhouse Health SAU	19,700	90,583
Prosegur Cia de Seguridad	6,681	50,564
Red Electrica	16,828	350,772
Repsol	27,851	531,111
Siemens Gamesa Renewable Energy	4,178	71,728
Tecnicas Reunidas	742	23,955
Telefonica	51,229	519,696
Tubacex *	61,823	263,309
Vidrala	1,121	117,688

		11,678,095

SWEDEN — 0.8%
Ahlsell (C)	44,510	266,178
Assa Abloy, Cl B	6,651	139,790
Atlas Copco, Cl B	1,277	45,390
Attendo (C)	7,391	74,940
Axfood	9,380	174,160
Bilia, Cl A	88,600	731,955
BillerudKorsnas	9,996	146,920
BioGaia, Cl B	1,360	65,302
Biotage	4,469	45,859
Bonava, Cl B	6,282	76,044
Byggmax Group	22,800	121,058
Capio (C)	8,334	37,625
Castellum	12,285	198,927
Catena Media *	3,200	43,107
Com Hem Holding	40,045	695,940
D Carnegie, Cl B *	3,963	61,569
Dios Fastigheter	7,100	45,081
Dometic Group (C)	13,847	133,007
Elekta, Cl B	44,970	509,929
Essity, Cl B	11,785	299,538
Fabege	13,086	151,383
Getinge, Cl B	9,000	83,778
Granges	8,580	120,109
Hemfosa Fastigheter	12,700	157,524
Hennes & Mauritz, Cl B	16,793	286,412
Hexpol	16,200	167,837
Holmen, Cl B	8,092	200,160
Hufvudstaden, Cl A	7,488	110,054
Industrivarden, Cl A	2,480	54,425

COMMON STOCK — continued
	Shares	Value
SWEDEN (continued)
Industrivarden, Cl C	3,779	$79,614
International Petroleum *	3,622	16,981
Kindred Group	7,720	99,915
Kungsleden	12,978	92,078
L E Lundbergforetagen, Cl B	807	54,703
Lifco, Cl B	4,050	147,649
Lundin Petroleum *	10,867	300,312
Medivir, Cl B *	4,980	22,647
Modern Times Group MTG, Cl B	2,388	94,044
Mycronic	6,629	76,195
NetEnt	13,439	77,156
New Wave Group, Cl B	17,300	102,697
Nobia	32,800	258,935
Nordea Bank	20,830	212,221
Nordic Waterproofing Holding (C)	15,000	125,915
NP3 Fastigheter	12,159	85,879
Pandox, Cl B	4,547	76,762
RaySearch Laboratories	1,629	24,323
Securitas, Cl B	8,623	139,455
Skanska, Cl B	6,356	123,956
SKF, Cl B	4,224	85,578
Svenska Cellulosa SCA, Cl B	17,185	190,745
Svenska Handelsbanken, Cl A	12,595	140,762
Swedbank, Cl A	28,628	623,586
Swedish Match	4,844	217,478
Telefonaktiebolaget LM Ericsson, Cl A	16,111	122,855
Telefonaktiebolaget LM Ericsson, Cl B	62,000	472,697
Telia	92,128	453,720
Volvo, Cl B	7,150	121,319
Wihlborgs Fastigheter	2,520	58,429

		9,942,607

SWITZERLAND — 3.2%
Allreal Holding *	1,039	170,797
ALSO Holding	422	52,074
Ascom Holding	5,181	103,704
Autoneum Holding	900	236,258
Baloise Holding	4,751	753,693
Bucher Industries	722	265,117
Burckhardt Compression Holding	1,296	420,821
Cie Financiere Richemont	39,680	3,778,686
Clariant	12,581	291,325
Comet Holding	800	105,096
Credit Suisse Group	195,373	3,298,110
dormakaba Holding	343	266,020
Emmi	139	112,412

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND (continued)
EMS-Chemie Holding	499	$308,669
Ferguson	1,455	111,477
Geberit	1,034	442,413
Georg Fischer	58	72,293
Givaudan *	265	591,744
Gurit Holding	72	61,354
Helvetia Holding	600	356,719
Inficon Holding	191	114,453
Intershop Holding	128	63,973
Julius Baer Group	22,994	1,369,485
Kuehne + Nagel International	13,318	2,078,461
LafargeHolcim	54,280	3,026,573
Landis+Gyr Group *	1,540	116,392
LEM Holding	34	53,807
Mobimo Holding *	450	116,371
Nestle	29,179	2,263,573
Novartis	11,522	888,450
Partners Group Holding	319	233,438
Roche Holding	8,813	1,959,612
Schindler Holding	1,683	348,247
Schmolz + Bickenbach *	56,843	45,761
SGS *	161	391,589
Sika	65	473,169
STMicroelectronics	28,853	629,052
Straumann Holding	636	432,862
Swatch Group	4,001	627,673
Swiss Life Holding	4,257	1,493,152
Swiss Prime Site	2,633	246,902
Swiss Re	3,643	347,149
Swisscom *	1,256	603,514
TE Connectivity	36,860	3,381,905
Temenos Group	27,436	3,459,721
UBS Group	1,989	33,529
Valora Holding	210	70,320
Vontobel Holding	2,109	139,178
VP Bank	1,500	245,812
Zurich Insurance Group	1,478	472,182

		37,525,087

TAIWAN — 1.9%
Airmate Cayman International	28,000	21,440
Alpha Networks	126,000	84,939
Arcadyan Technology	159,000	303,786
Ardentec	117,000	132,403
Asia Vital Components	261,000	238,191
ASPEED Technology	8,000	229,429

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
AU Optronics	87,000	$36,039
AU Optronics ADR (A)	54,841	218,267
Cal-Comp Electronics Thailand	678,000	61,359
Cathay Financial Holding	198,114	356,575
Cathay Real Estate Development	120,000	69,928
Channel Well Technology	100,000	100,430
Cheng Shin Rubber Industry	61,000	98,570
Cheng Uei Precision Industry	100,000	130,539
Chia Chang	11,000	8,478
Chicony Electronics	19,381	47,759
China Airlines *	191,000	69,932
China Life Insurance	69,000	74,839
China Steel Chemical	24,000	126,968
Chin-Poon Industrial	83,000	109,767
Chipbond Technology	63,355	126,577
Chroma ATE	70,000	354,848
Chunghwa Telecom	214,000	816,050
Compal Electronics	567,000	370,618
Compeq Manufacturing	130,000	130,585
CTBC Financial Holding	117,915	84,382
CTCI	39,000	65,855
Cub Elecparts	18,000	231,773
Darfon Electronics	252,000	265,338
E Ink Holdings	302,000	336,203
E.Sun Financial Holding	101,432	71,858
Elite Semiconductor Memory Technology	109,000	143,528
Ennoconn *	11,000	178,751
Eva Airways	44,341	23,872
Everlight Electronics	70,000	98,529
Far Eastern New Century	102,939	98,721
Far EasTone Telecommunications	5,000	13,223
First Financial Holding	111,919	76,998
Formosa Chemicals & Fibre	37,000	136,439
Formosa Petrochemical	90,000	368,242
Formosa Plastics	243,908	857,920
Formosa Sumco Technology *	37,000	146,694
Foxconn Technology	99,000	246,515
Getac Technology	106,000	153,225
Giant Manufacturing	12,000	61,215
Globe Union Industrial	393,000	292,968
Gourmet Master	16,570	191,922
Grand Pacific Petrochemical	367,000	408,893
Great Wall Enterprise	57,000	73,764
HannStar Display	380,000	105,159
Hon Hai Precision Industry	285,291	795,952

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
Hon Hai Precision Industry GDR	120,590	$677,947
Hota Industrial Manufacturing	15,957	70,879
Hua Nan Financial Holdings	102,589	62,129
Huaku Development	30,000	69,580
Hung Sheng Construction	76,000	89,692
Jarllytec	125,000	199,712
King Slide Works	5,000	71,003
King Yuan Electronics	183,000	181,308
Kingpak Technology	3,641	23,912
Lien Hwa Industrial	86,100	110,137
Macronix International *	164,703	263,796
Makalot Industrial	15,209	73,422
MediaTek	37,269	426,031
Mega Financial Holding	75,683	66,942
Novatek Microelectronics	26,000	109,573
OBI Pharma *	19,000	108,578
Parade Technologies	10,677	165,673
Pou Chen	197,000	246,738
Powertech Technology	73,000	209,634
Ruentex Industries	29,000	56,407
Shin Kong Financial Holding	877,000	358,492
Simplo Technology	24,000	134,690
SinoPac Financial Holdings	244,518	88,223
Sitronix Technology	67,000	192,596
St. Shine Optical	3,000	80,793
Standard Foods	31,000	69,628
Taiflex Scientific	61,000	80,259
Taishin Financial Holding	752,000	365,981
Taiwan Cooperative Financial Holding	138,864	80,753
Taiwan Glass Industry	72,000	48,297
Taiwan Paiho	15,000	40,206
Taiwan Sakura	83,000	107,355
Taiwan Semiconductor Manufacturing	99,000	754,698
Taiwan Semiconductor Manufacturing ADR	74,909	2,880,251
Tatung *	257,000	192,713
TCI *	18,000	265,433
Tong Yang Industry	109,000	197,109
TOPBI International Holdings	28,000	94,557
Topoint Technology	153,000	102,737
TTY Biopharm	15,000	50,874
TURVO International	29,000	109,196
TYC Brother Industrial	99,000	97,819
UDE	57,000	69,720
U-Ming Marine Transport	42,000	51,611
Uni-President Enterprises	191,059	461,374

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
United Integrated Services	53,000	$114,778
United Microelectronics	16,000	8,618
United Microelectronics ADR	71,433	190,726
Voltronic Power Technology	3,150	56,182
Wah Lee Industrial	55,000	102,704
Walsin Lihwa	767,000	523,980
Wan Hai Lines	86,000	49,812
Winbond Electronics	412,000	254,063
Winstek Semiconductor	108,000	139,397
Yuanta Financial Holding	644,000	308,131
Yulon Motor	60,000	45,839
Yungtay Engineering	30,000	52,376

		21,951,319

THAILAND — 1.2%
AAPICO Hitech	105,500	120,127
AAPICO Hitech NVDR	20,600	23,474
Advanced Info Service	46,600	306,786
Advanced Information Technology	276,600	240,975
Amata B.Grimm Power Plant Infrasture Fund	26,600	7,206
Bangchak	480,000	550,069
Bangchak NVDR	17,700	20,264
Bangkok Bank	28,800	175,735
Bangkok Bank NVDR	8,300	50,573
Bangkok Dusit Medical Services, Cl F	273,500	194,972
Bangkok Expressway & Metro	468,225	114,757
Bangkok Land	1,300,600	77,063
Bank of Ayudhya	20,000	24,841
Beauty Community NVDR	717,200	529,300
Berli Jucker	65,200	123,166
BTS Group Holdings	294,000	83,375
Bumrungrad Hospital NVDR	25,200	151,124
Cal-Comp Electronics Thailand	171,900	11,319
Central Pattana	37,000	94,479
Central Plaza Hotel	44,700	74,087
Central Plaza Hotel NVDR	103,200	171,165
CP ALL	51,600	142,052
Diamond Building Products NVDR	45,600	8,238
Electricity Generating	17,800	125,475
Fabrinet *	6,000	169,260
Glow Energy	23,700	64,610
Hana Microelectronics	340,900	374,874
Home Product Center	156,100	74,008
Indorama Ventures NVDR	240,987	456,717
Inoue Rubber Thailand NVDR	15,900	10,280

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
IRPC NVDR	1,469,800	$327,613
Kang Yong Electric NVDR	1,000	14,571
Kasikornbank	16,900	104,462
KCE Electronics	25,600	55,219
Kiatnakin Bank	83,900	195,893
Krung Thai Bank	1,138,200	655,555
Krung Thai Bank NVDR	316,000	181,788
Land and Houses NVDR	945,300	328,612
Major Cineplex Group	22,500	20,785
Mega Lifesciences	60,600	79,138
Muramoto Electron Thailand NVDR	2,100	13,288
Netbay NVDR	249,000	351,093
Noble Development NVDR	28,300	9,499
Padaeng Industry	157,100	125,243
Pruksa Holding	557,000	393,434
PTT	150,000	268,536
PTT NVDR	443,287	790,319
PTT Exploration & Production NVDR	69,100	293,086
PTT Global Chemical NVDR	102,409	316,643
Quality Houses	4,196,700	406,414
Ratchaburi Electricity Generating Holding	43,900	72,634
Robinson	33,100	68,863
Samart	139,300	37,665
Sena Development	112,931	15,305
Siam Cement	9,000	133,197
Siam Cement NVDR	22,200	328,630
Siam City Cement	7,126	55,468
Siam Global House	167,016	85,975
Sino-Thai Engineering & Construction *	41,400	22,968
Somboon Advance Technology	174,600	120,067
Star Petroleum Refining (C)	357,600	177,694
Star Petroleum Refining NVDR	795,900	394,965
Supalai	82,200	60,387
Superblock *	639,000	23,324
Susco	1,974,400	217,863
Susco NVDR	476,600	52,478
SVI	428,500	59,010
Thai Beverage	123,800	79,822
Thai Oil	32,700	97,379
Thai Oil NVDR	12,100	36,003
Thai Rayon NVDR	40,400	67,263
Thai Stanley Electric NVDR	1,700	12,285
Thai Union Group, Cl F	147,200	83,838
Thai Wah *	454,400	150,779
Thaicom	98,000	28,137

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Thanachart Capital	428,100	$727,909
Thanachart Capital NVDR	213,700	363,240
TICON Freehold & Leasehold Real Estate Investment Trust ‡	32,200	11,216
Tipco Asphalt	80,100	224,991
TOA Paint Thailand NVDR	352,800	427,586
TPI Polene	711,800	42,641
TTW *	81,600	32,035
Vanachai Group	295,100	84,217
Vibhavadi Medical Center	729,600	57,869
WHA	659,400	82,738

		14,038,003

TURKEY — 0.4%
Akbank Turk	190,692	395,307
Aksa Akrilik Kimya Sanayii	39,800	130,154
Albaraka Turk Katilim Bankasi	488,539	188,798
Anadolu Cam Sanayii	158,513	121,691
Arcelik	19,573	87,139
Aygaz	11,636	38,611
Besiktas Futbol Yatirimlari Sanayi ve Ticaret *	62,852	45,331
BIM Birlesik Magazalar	5,949	100,821
DO & CO	675	41,596
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	41,200	41,090
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	199,185	118,855
Enerjisa Enerji (C)	25,110	41,602
Enka Insaat ve Sanayi	282,716	340,326
Eregli Demir ve Celik Fabrikalari .	134,551	335,698
Haci Omer Sabanci Holding	16,542	39,079
Is Gayrimenkul Yatirim Ortakligi ‡	82,649	24,731
Iskenderun Demir ve Celik	23,433	51,933
Koza Altin Isletmeleri *	8,150	90,815
Petkim Petrokimya Holding	20,356	35,982
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	103,884	86,475
Soda Sanayii	60,000	71,268
TAV Havalimanlari Holding	49,699	266,302
Tofas Turk Otomobil Fabrikasi	13,494	83,022
Trakya Cam Sanayii	106,900	123,428
Tupras Turkiye Petrol Rafinerileri	7,285	185,486
Turk Hava Yollari AO *	36,885	151,954
Turkcell Iletisim Hizmetleri	58,945	202,047
Turkiye Garanti Bankasi	121,090	273,986
Turkiye Halk Bankasi	46,884	95,204

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY (continued)
Turkiye Is Bankasi, Cl C	54,493	$82,364
Turkiye Sinai Kalkinma Bankasi	362,400	124,839
Turkiye Vakiflar Bankasi TAO, Cl D	166,789	243,759
Ulker Biskuvi Sanayi *	6,658	34,911
Zorlu Enerji Elektrik Uretim *	72,617	30,330

		4,324,934

UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	136,318	260,591
Aldar Properties PJSC	349,600	199,780
DP World	6,939	153,614
Dubai Investments PJSC	280,400	145,042

		759,027

UNITED KINGDOM — 3.8%
3i Group	15,566	201,239
Abcam	22,999	386,432
Aon	2,595	369,710
ASOS *	2,639	211,852
Assura ‡	140,452	114,971
AstraZeneca	6,185	434,575
AVEVA Group	15,509	459,272
Aviva	7,943	57,753
B&M European Value Retail	316,452	1,762,773
Babcock International Group	5,449	55,121
BAE Systems	137,208	1,151,342
Balfour Beatty	110,901	448,048
Barclays	220,900	627,554
Barratt Developments	340,920	2,617,040
Bellway	5,691	259,346
Berkeley Group Holdings	1,956	109,592
BGEO Group	5,231	250,127
Biffa (C)	40,400	114,874
BP	39,194	289,727
British American Tobacco	7,096	389,488
BTG *	7,263	68,315
Bunzl	2,985	86,584
Burford Capital	27,803	550,493
Cairn Homes *	21,123	45,806
Carnival	1,328	85,710
Centamin	58,701	126,532
Clinigen Group	20,078	242,555
Close Brothers Group	11,000	232,070
Coca-Cola European Partners	7,900	309,680
Compass Group	18,092	388,274
Computacenter	6,175	107,868
Croda International	12,964	794,053

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Daily Mail & General Trust, Cl A	5,957	$55,223
Dart Group	30,000	354,556
DCC	2,000	192,274
De La Rue	18,400	134,291
Dechra Pharmaceuticals	14,905	561,385
Devro	64,100	187,734
Diageo	42,900	1,527,419
DP Eurasia * (C)	64,593	169,917
Dunelm Group	21,300	165,620
easyJet	109,536	2,392,314
Elementis	23,435	91,484
Evraz	33,484	210,345
Fenner	70,407	588,996
Ferrexpo	32,700	105,407
Fidessa Group	2,409	130,456
Firstgroup *	32,913	51,020
Fresnillo	6,275	109,950
GlaxoSmithKline	25,808	518,582
Globaltrans Investment GDR	38,605	406,902
Grainger	11,624	50,111
Great Portland Estates ‡	10,052	96,304
Greene King	6,253	47,019
Halfords Group	38,400	200,187
Halma	6,255	105,137
Hammerson ‡	11,740	88,508
Headlam Group	17,100	105,097
Highland Gold Mining	57,000	115,493
Howden Joinery Group	8,109	53,176
HSBC Holdings	36,016	359,371
Inchcape	19,000	189,755
Indivior	31,217	194,318
Informa	12,273	124,577
Inmarsat	18,357	94,711
International Personal Finance	48,100	160,619
Intertek Group	702	47,256
IQE *	162,857	234,600
John Wood Group	9,609	75,149
Just Eat *	9,210	97,921
Kingfisher	25,314	105,501
Land Securities Group ‡	11,042	149,925
Legal & General Group	31,848	118,040
Lloyds Banking Group	5,273,927	4,685,627
London Stock Exchange Group	2,199	130,057
LondonMetric Property ‡	55,645	145,911
LSR Group PJSC GDR	27,687	74,137

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Marshalls	16,070	$94,735
Merlin Entertainments (C)	9,844	49,873
Micro Focus International	7,671	131,751
Moneysupermarket.com Group	21,097	87,042
Mosenergo PJSC ADR	50,000	107,947
National Express Group	40,900	220,176
National Grid	79,072	917,180
NMC Health	16,504	808,423
Numis	33,700	186,580
OneSavings Bank	39,700	216,894
Paddy Power Betfair	490	48,339
Pennon Group	5,987	57,083
Persimmon	1,961	73,259
Petrofac	32,900	273,007
Pets at Home Group	105,000	221,168
Phoenix Group Holdings	5,485	59,312
Playtech	11,731	130,976
Polymetal International	9,103	91,445
QinetiQ Group	94,000	297,912
Randgold Resources	753	60,847
Reckitt Benckiser Group	12,656	994,331
Redrow	30,800	266,561
RELX	8,329	178,127
Rentokil Initial	113,202	477,882
Rio Tinto	6,171	334,531
Rolls-Royce Holdings	4,646	53,535
Ros Agro GDR	21,100	229,632
Royal Mail	10,739	85,852
RPC Group	30,666	333,056
RSA Insurance Group	10,202	92,237
Sage Group	26,648	232,136
Savills	2,156	29,173
Scapa Group	56,938	342,081
Segro ‡	14,647	130,169
Severn Trent	14,598	388,824
Shaftesbury ‡	10,627	147,761
Shire	6,723	356,221
Sky	4,435	84,110
Spirax-Sarco Engineering	4,654	368,329
St. James’s Place	4,859	75,899
Stagecoach Group	62,800	134,544
Standard Life Aberdeen	18,728	93,793
SThree	30,500	136,251
Stock Spirits Group	64,846	222,739
Synthomer	8,619	58,621

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
TalkTalk Telecom Group	53,392	$94,675
Tate & Lyle	35,972	284,047
Tritax Big Box ‡	72,485	149,459
UBM	6,771	90,098
Ultra Electronics Holdings	2,889	56,048
Unilever	5,303	297,131
UNITE Group ‡	3,621	41,493
Vesuvius	74,745	604,556
Victrex	1,821	65,649
Virgin Money Holdings UK	65,500	251,113
Vodafone Group	309,849	900,876
Whitbread	1,865	109,873
William Hill	41,100	165,674
WPP	147,765	2,534,391

		44,776,585

UNITED STATES — 43.6%
Consumer Discretionary — 6.3%
Adtalem Global Education *	27,925	1,329,230
Advance Auto Parts	3,967	454,023
Altice USA, Cl A * (A)	31,718	567,752
Amazon.com *	5,038	7,890,163
American Eagle Outfitters	10,681	220,883
American Outdoor Brands *	7,600	83,600
Aramark	16,880	631,143
Asbury Automotive Group *	2,700	181,035
AutoZone *	926	578,306
AV Homes *	6,200	103,230
BBX Capital, Cl A	35,104	350,338
Beazer Homes USA *	15,700	230,476
Big 5 Sporting Goods (A)	8,000	67,200
BJ’s Restaurants	3,900	217,815
Bloomin’ Brands	10,100	238,966
BorgWarner	24,200	1,184,348
Boyd Gaming	5,700	189,297
Brinker International	600	26,154
Canada Goose Holdings *	13,609	504,622
Carnival	8,664	546,352
Carriage Services, Cl A	27,907	726,419
Carrols Restaurant Group *	31,663	326,129
Century Casinos *	50,582	388,470
Century Communities *	19,158	589,108
Charter Communications, Cl A *	8,688	2,356,968
Citi Trends	5,500	168,465
Comcast, Cl A	26,538	833,028
Container Store Group * (A)	23,400	145,782

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Cooper Tire & Rubber	27,000	$660,150
Crocs *	4,300	67,940
CSS Industries	2,400	40,944
Dana	3,100	73,563
Deckers Outdoor *	3,400	317,084
Del Frisco’s Restaurant Group *	12,100	192,390
Delphi Technologies	416	20,139
Dollar General	7,800	752,934
Dollar Tree *	5,389	516,751
Domino’s Pizza	6,952	1,680,507
DR Horton	18,900	834,246
Entercom Communications, Cl A .	33,875	343,831
Entravision Communications, Cl A	4,700	21,855
Express *	21,977	172,300
Finish Line, Cl A	7,800	105,846
Flexsteel Industries	2,100	76,986
Fossil Group *	11,000	164,450
Gaia, Cl A *	18,842	285,456
Gannett	15,600	150,852
General Motors	44,400	1,631,256
Genesco *	3,500	149,625
Gentex	42,000	955,080
Genuine Parts	5,695	502,982
G-III Apparel Group *	9,461	345,232
Goodyear Tire & Rubber	22,600	567,486
GreenTree Hospitality Group ADR	17,647	194,117
Hasbro	9,405	828,486
Haverty Furniture	9,400	170,610
Home Depot	9,912	1,831,738
Houghton Mifflin Harcourt *	31,410	213,588
International Game Technology	3,300	93,291
Interpublic Group of Companies	21,000	495,390
J Alexander’s Holdings *	6,700	80,065
J. Jill *	4,300	21,973
Johnson Outdoors, Cl A	1,600	103,616
K12 *	4,000	61,200
KB Home	6,400	169,920
Kirkland’s *	14,000	148,260
Kohl’s	13,600	844,832
La-Z-Boy, Cl Z	6,700	192,960
Lear	3,400	635,698
LGI Homes * (A)	7,560	523,152
Liberty Tax	8,400	86,520
Lions Gate Entertainment, Cl A (A)	19,750	491,578

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Lions Gate Entertainment, Cl B	23,100	$531,762
LKQ *	24,900	772,398
Lowe’s	4,658	383,959
M/I Homes *	7,700	234,696
Marcus	6,700	199,660
Mattel (A)	87,000	1,287,600
McDonald’s	21,048	3,524,277
Meredith	8,000	414,400
Modine Manufacturing *	43,935	755,682
Mohawk Industries *	3,105	651,677
Monro	2,014	112,683
Murphy USA *	1,652	103,366
Netflix *	6,429	2,008,805
New Media Investment Group	9,000	149,220
New York Times, Cl A	43,000	1,008,350
Nexstar Media Group, Cl A	7,157	445,523
NIKE, Cl B	7,024	480,371
Norwegian Cruise Line Holdings *	23,040	1,231,949
Office Depot	203,000	464,870
Omnicom Group	2,100	154,686
O’Reilly Automotive *	713	182,578
Penske Automotive Group	7,071	318,902
PVH	4,471	713,885
RCI Hospitality Holdings	11,200	304,528
Reading International, Cl A *	4,352	66,716
Red Lion Hotels *	29,853	294,052
Red Robin Gourmet Burgers *	2,909	181,376
RH *	600	57,270
Rocky Brands	12,300	293,355
Ross Stores	3,920	316,932
Ruth’s Hospitality Group	6,000	161,100
Samsonite International	78,976	359,897
Scholastic	11,000	455,400
SeaWorld Entertainment * (A)	11,389	171,860
Shiloh Industries *	7,100	59,001
Shoe Carnival	7,900	192,523
Shutterfly *	3,800	307,496
Sinclair Broadcast Group, Cl A	14,610	414,194
Sonic Automotive, Cl A	12,500	247,500
Sotheby’s *	2,000	105,600
Standard Motor Products	2,400	108,840
Starbucks	7,500	431,775
Stoneridge *	27,200	716,176
Target	3,800	275,880

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Taylor Morrison Home, Cl A *	16,300	$387,288
TEGNA	85,000	898,450
Tenneco	5,600	250,264
Texas Roadhouse, Cl A	900	57,672
Tiffany	12,675	1,303,370
Time Warner	4,499	426,505
TJX	44,926	3,811,971
TopBuild *	8,121	647,244
Tower International	17,220	507,990
Ulta Beauty *	4,408	1,106,011
Unifi *	4,600	136,206
Unique Fabricating	7,000	65,100
Vail Resorts	3,649	836,752
Viacom, Cl B	12,900	389,064
Vitamin Shoppe * (A)	5,000	24,750
Walt Disney	7,023	704,618
Whirlpool	4,200	650,790
William Lyon Homes, Cl A *	10,000	268,600
Winnebago Industries	5,600	212,240
Wolverine World Wide	6,025	180,509
Yum China Holdings	9,382	401,174
Yum! Brands	5,857	510,145
ZAGG *	12,600	141,120

		74,516,784

Consumer Staples — 2.1%
Altria Group	17,996	1,009,756
Archer-Daniels-Midland	16,900	766,922
B&G Foods (A)	5,310	120,803
Bunge	10,000	722,300
Campbell Soup	6,300	256,914
Casey’s General Stores	2,110	203,826
Church & Dwight	13,796	637,375
Clorox	3,000	351,600
Coca-Cola	44,623	1,928,160
Coca-Cola Bottling Consolidated .	400	67,356
Colgate-Palmolive	9,300	606,639
Constellation Brands, Cl A	7,274	1,695,788
Dean Foods	32,900	283,269
Estee Lauder, Cl A	2,600	385,034
General Mills	8,000	349,920
Hormel Foods	50,388	1,826,565
Ingles Markets, Cl A	5,600	191,800
John B Sanfilippo & Son	5,191	295,316
Kellogg	5,200	306,280

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Kimberly-Clark	4,765	$493,368
Mannatech	3,300	65,835
McCormick	5,833	614,857
Medifast	4,854	487,245
Natural Health Trends	5,700	105,792
PepsiCo	15,968	1,611,810
Performance Food Group *	6,900	223,905
Philip Morris International	14,000	1,148,000
Primo Water *	19,858	258,948
Procter & Gamble	21,810	1,577,735
Seneca Foods, Cl A *	3,100	85,405
SpartanNash	8,100	147,258
Sysco	15,500	969,370
TreeHouse Foods *	16,415	631,977
Tyson Foods, Cl A	10,500	736,050
USANA Health Sciences *	4,218	445,210
Village Super Market, Cl A	3,400	92,480
Walgreens Boots Alliance	23,210	1,542,304
Walmart	13,522	1,196,156
Weis Markets	2,400	110,448

		24,549,776

Energy — 2.6%
Apache	55,910	2,289,515
Basic Energy Services *	8,137	131,657
Bonanza Creek Energy, Oil & Gas *	3,200	97,056
C&J Energy Services *	7,689	229,594
Callon Petroleum *	37,269	518,412
Carrizo Oil & Gas *	6,600	132,462
Chevron	22,824	2,855,511
Concho Resources *	5,973	939,015
Continental Resources *	14,065	929,134
Energen *	13,580	888,675
EOG Resources	12,800	1,512,576
Evolution Petroleum	32,430	301,599
ExxonMobil	28,443	2,211,443
Gener8 Maritime *	8,600	49,536
Golar LNG	3,400	109,310
Halliburton	21,200	1,123,388
Independence Contract Drilling * .	39,832	182,829
Marathon Petroleum	15,900	1,191,069
Matrix Service *	5,300	81,620
McDermott International *	86,500	570,900
Midstates Petroleum *	7,000	97,930
Nine Energy Service *	4,321	131,963

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
Nordic American Tankers	4,100	$7,708
Occidental Petroleum	5,407	417,745
Pacific Ethanol *	20,300	71,050
Par Pacific Holdings *	11,200	188,944
Parsley Energy, Cl A *	26,274	789,008
PDC Energy *	9,641	516,179
Penn Virginia *	4,822	223,837
Phillips 66	12,100	1,346,851
Pioneer Natural Resources	15,320	3,087,746
Ring Energy *	73,239	1,224,556
Schlumberger	24,800	1,700,288
Superior Energy Services *	16,037	172,077
TechnipFMC	22,000	725,120
Unit *	7,900	179,172
US Silica Holdings	5,092	153,320
Valero Energy	29,737	3,298,725

		30,677,520

Financials — 6.7%
1st Constitution Bancorp	5,100	110,160
Aflac	7,200	328,104
AGNC Investment ‡	9,799	185,397
Alleghany	400	229,868
Allstate	3,900	381,498
Ambac Financial Group *	8,200	139,646
American Express	5,600	553,000
American International Group	48,975	2,742,600
American National Bankshares	4,100	157,645
Ameriprise Financial	6,400	897,344
Annaly Capital Management ‡	14,548	150,863
Apollo Commercial Real Estate Finance ‡	13,960	251,559
ARMOUR Residential ‡	6,200	140,306
Associated Banc-Corp	25,235	667,466
Atlantic Capital Bancshares *	15,602	301,119
Axis Capital Holdings	4,200	246,540
BancorpSouth Bank	23,455	775,188
Bank of America	111,600	3,339,072
Bank of Commerce Holdings	14,600	162,790
Banner	9,329	535,485
Bar Harbor Bankshares	7,500	219,150
BB&T	8,700	459,360
Berkshire Hathaway, Cl B *	7,153	1,385,751
Berkshire Hills Bancorp	7,700	292,215
Blue Capital Reinsurance Holdings	6,800	78,880

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Bryn Mawr Bank	8,916	$397,654
C&F Financial	2,400	138,960
Camden National	5,700	252,567
Cannae Holdings *	17,509	361,736
Capital One Financial	26,959	2,443,025
Carolina Financial	9,412	369,044
CenterState Bank	27,923	809,208
Central Pacific Financial	16,400	476,912
Charles Schwab	43,631	2,429,374
Chemical Financial	4,739	260,124
Chimera Investment ‡	13,300	232,617
Chubb	3,023	410,130
Cincinnati Financial	8,400	590,856
Citigroup	93,260	6,366,860
Civista Bancshares	10,600	243,164
CME Group, Cl A	2,900	457,272
CNB Financial	9,800	277,928
CNO Financial Group	15,748	337,637
Crawford, Cl B	9,300	74,586
Customers Bancorp *	1,400	40,348
CYS Investments ‡	9,800	70,266
Diamond Hill Investment Group	700	136,794
Dime Community Bancshares	14,364	283,689
Discover Financial Services	4,910	349,837
Dynex Capital ‡	21,100	138,838
Eagle Bancorp *	2,940	172,578
Enterprise Financial Services	7,471	379,900
Essent Group *	6,800	224,128
Evans Bancorp	5,537	250,826
Evercore, Cl A	1,400	141,750
Everest Re Group	1,089	253,378
Farmers National Banc	13,900	205,025
FCB Financial Holdings, Cl A *	1,500	86,700
Federal Agricultural Mortgage, Cl C	6,100	521,611
Fidelity Southern	10,300	234,119
Fifth Third Bancorp	22,900	759,593
Financial Institutions	7,800	242,580
First American Financial	7,817	399,527
First Bancorp	4,900	135,828
First BanCorp Puerto Rico *	24,100	174,002
First Busey	4,700	139,355
First Business Financial Services .	6,600	171,534
First Commonwealth Financial	21,900	331,566
First Community Bancshares	10,600	328,918

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
First Defiance Financial	6,800	$405,688
First Financial	4,800	205,200
First Hawaiian	12,497	344,292
First Internet Bancorp	7,468	255,406
First Interstate BancSystem, Cl A	8,511	344,695
Flushing Financial	5,800	150,278
FNB	22,450	291,850
FNF Group	7,300	268,859
Franklin Financial Network *	20,601	694,254
FS Bancorp	3,500	201,530
GAIN Capital Holdings (A)	12,900	105,264
Gladstone Investment	32,600	360,882
Goldman Sachs Group	900	214,497
Great Southern Bancorp	600	31,710
Green Bancorp	7,880	177,694
Grupo Supervielle ADR	15,988	446,705
Guaranty Bancorp	7,345	209,332
Hanmi Financial	11,000	303,600
Hannon Armstrong Sustainable Infrastructure Capital ‡	7,241	140,548
Hanover Insurance Group	7,091	814,401
Hartford Financial Services Group	5,900	317,656
HCI Group	8,200	343,498
Heartland Financial USA	7,339	393,737
Heritage Commerce	26,287	433,473
Heritage Insurance Holdings (A)	29,019	455,598
Hilltop Holdings	13,900	311,638
Hope Bancorp	16,806	290,576
Horizon Bancorp	5,400	155,304
Horizon Technology Finance, Cl C (A)	13,701	140,846
IBERIABANK	4,512	338,174
Independent Bank	19,400	463,660
Intercontinental Exchange	6,500	470,990
JPMorgan Chase	14,540	1,581,661
KeyCorp	50,143	998,849
Lakeland Bancorp	7,035	137,182
LegacyTexas Financial Group	8,257	339,115
Legg Mason	5,200	206,440
Lincoln National	12,800	904,192
M&T Bank	1,000	182,270
Maiden Holdings	18,000	137,700
Marcus & Millichap *	1,000	34,160
Marsh & McLennan	4,600	374,900
Medallion Financial * (A)	1,400	5,712
Mercantile Bank	4,000	141,200

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
MidWestOne Financial Group	5,497	$177,388
Mortgage Investment Trust ‡	11,000	194,480
MTGE Investment ‡	8,700	157,905
Nasdaq	11,230	991,834
National Commerce *	5,384	233,127
National Western Life Group, Cl A	800	253,928
New Mountain Finance	14,800	199,800
New Residential Investment ‡	15,200	265,696
New York Community Bancorp	16,100	191,268
New York Mortgage Trust ‡ (A)	31,200	189,072
Newtek Business Services (A)	7,280	130,822
Noah Holdings ADR *	6,818	352,286
Northeast Bancorp	9,300	181,350
Northern Trust	8,300	886,025
Northrim BanCorp	5,400	190,080
Old Line Bancshares	3,800	129,390
OneMain Holdings, Cl A *	11,483	354,251
Pacific Premier Bancorp *	8,733	347,137
Parke Bancorp	7,533	176,649
PennantPark Investment	29,300	199,240
Peoples Bancorp	13,100	469,766
Peoples Bancorp of North Carolina	990	30,442
Piper Jaffray	500	35,025
PNC Financial Services Group	4,000	582,440
Preferred Bank	16,961	1,081,094
Primerica	6,657	644,065
Prudential Financial	1,900	202,008
Raymond James Financial	7,800	700,050
Regional Management *	7,900	259,673
Republic Bancorp, Cl A	2,600	109,642
S&P Global	500	94,300
S&T Bancorp	3,400	145,112
Selective Insurance Group	6,836	404,691
Shore Bancshares	3,307	59,824
Sierra Bancorp	9,500	264,670
Signature Bank *	1,402	178,264
State Bank Financial	14,020	441,770
Stifel Financial	5,411	315,353
SunTrust Banks	5,700	380,760
SVB Financial Group *	8,224	2,463,993
TCS Group Holding GDR	22,696	468,833
Third Point Reinsurance *	28,000	372,400
Timberland Bancorp	4,500	146,925
Torchmark	4,100	355,634

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Travelers	2,600	$342,160
TriCo Bancshares	5,700	213,009
Triumph Bancorp *	21,878	849,960
Umpqua Holdings	16,577	390,554
Union Bankshares	9,491	358,855
United Community Banks	14,770	471,606
United Community Financial	19,600	198,548
United Financial Bancorp	8,500	140,505
United Insurance Holdings	7,600	143,336
Universal Insurance Holdings	10,700	347,215
US Bancorp	10,115	510,302
Veritex Holdings *	11,495	330,136
Voya Financial	13,715	717,980
Walker & Dunlop	2,912	166,304
Wells Fargo	18,171	944,165
West Bancorporation	5,500	133,925
Willis Towers Watson	17,425	2,587,787
Wintrust Financial	6,019	538,400
WR Berkley	3,400	253,504

		78,605,279

Health Care — 6.0%
AbbVie	13,200	1,274,460
Abeona Therapeutics * (A)	8,841	154,275
Aceto	9,900	24,948
Achaogen * (A)	8,190	117,199
Achillion Pharmaceuticals *	29,200	110,084
Adamas Pharmaceuticals * (A)	6,235	188,235
Adverum Biotechnologies *	29,800	186,250
Aetna	2,500	447,625
Agenus *	20,521	70,387
Agilent Technologies	9,600	631,104
Aimmune Therapeutics *	1,100	34,144
Akebia Therapeutics *	19,756	181,953
Alder Biopharmaceuticals *	5,700	80,940
Allergan	8,315	1,277,600
Allscripts Healthcare Solutions * .	13,900	161,518
AMAG Pharmaceuticals *	9,700	199,335
Amgen	5,900	1,029,432
Analogic	600	49,860
AngioDynamics *	2,100	40,698
ANI Pharmaceuticals *	11,491	681,991
Antares Pharma *	64,913	151,896
Applied Genetic Technologies *	38,100	174,307
Aptevo Therapeutics *	20,500	90,815

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Arena Pharmaceuticals *	13,143	$523,617
Assembly Biosciences *	6,976	303,316
Audentes Therapeutics *	4,855	181,383
AxoGen *	18,843	749,951
Becton Dickinson	6,758	1,566,977
Bellicum Pharmaceuticals *	5,200	34,788
BioCryst Pharmaceuticals *	20,640	101,549
Bio-Rad Laboratories, Cl A *	2,835	719,268
BioSpecifics Technologies *	4,755	201,707
BioTelemetry *	17,230	658,186
Bluebird Bio *	500	85,075
Blueprint Medicines *	2,000	153,440
Bristol-Myers Squibb	19,939	1,039,420
Calithera Biosciences *	23,818	146,481
Cara Therapeutics * (A)	8,296	102,704
Celgene *	25,840	2,250,664
Celldex Therapeutics *	14,000	10,360
Centene *	3,200	347,456
Chimerix *	22,400	102,592
Cigna	1,500	257,730
Clovis Oncology *	1,900	82,422
Computer Programs & Systems (A)	3,800	113,430
Concert Pharmaceuticals *	16,830	307,148
Cooper Companies	1,500	343,065
Corbus Pharmaceuticals Holdings * (A)	12,855	76,487
Cotiviti Holdings *	3,900	134,706
CryoLife *	14,226	319,374
CryoPort * (A)	31,771	229,069
Cutera *	12,033	603,455
Cymabay Therapeutics *	12,234	142,281
Cytokinetics *	15,094	125,280
CytomX Therapeutics *	7,600	199,880
CytoSorbents *	26,501	200,083
Danaher	4,500	451,440
DENTSPLY SIRONA	14,705	740,250
Depomed *	3,700	23,236
Dermira *	3,200	29,152
Diplomat Pharmacy *	20,561	448,024
Eagle Pharmaceuticals * (A)	8,500	442,085
Editas Medicine *	2,700	84,780
Edwards Lifesciences *	2,486	316,617
Eli Lilly	12,363	1,002,268
Emergent BioSolutions *	18,368	952,564
Enanta Pharmaceuticals *	700	65,135
Encompass Health	2,100	127,722

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Ensign Group	12,600	$351,162
Esperion Therapeutics *	1,869	130,849
Express Scripts Holding *	17,120	1,295,984
FibroGen *	2,800	127,260
Flexion Therapeutics * (A)	9,340	232,753
FONAR *	16,698	475,058
G1 Therapeutics *	19,877	762,283
Genomic Health *	2,100	66,633
Gilead Sciences	2,400	173,352
Global Blood Therapeutics *	822	36,291
Global Cord Blood *	8,800	82,280
Globus Medical, Cl A *	3,100	158,689
Haemonetics *	4,200	327,768
Halozyme Therapeutics *	11,800	223,374
Halyard Health *	7,025	332,774
HCA Healthcare	11,500	1,101,010
Henry Schein *	6,560	498,560
Heska *	4,516	368,596
ICU Medical *	820	206,394
Illumina *	2,895	697,492
ImmunoGen *	20,578	226,152
Immunomedics * (A)	8,323	151,562
Incyte *	25,173	1,559,216
Infinity Pharmaceuticals *	21,900	48,180
Innoviva *	5,000	72,500
Inogen *	700	98,406
Inovio Pharmaceuticals * (A)	32,122	141,016
Integer Holdings *	8,400	461,160
Intellia Therapeutics *	2,400	48,048
Intersect ENT *	9,681	386,756
IntriCon *	14,602	340,227
Intuitive Surgical *	5,562	2,451,618
Iovance Biotherapeutics *	14,666	212,657
Jazz Pharmaceuticals *	2,900	440,916
Johnson & Johnson	20,700	2,618,343
Jounce Therapeutics *	4,498	92,614
Karyopharm Therapeutics *	2,900	37,932
La Jolla Pharmaceutical * (A)	7,644	221,829
Laboratory Corp of America Holdings *	4,300	734,225
Lannett * (A)	29,100	453,960
Lantheus Holdings *	18,300	325,740
LeMaitre Vascular	16,300	512,635
Ligand Pharmaceuticals *	600	92,910
LivaNova *	2,152	191,055
MacroGenics *	5,244	120,927

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Masimo *	1,300	$116,649
Medpace Holdings *	3,300	122,067
Medtronic	8,000	641,040
Merck	40,427	2,379,937
Meridian Bioscience	9,800	143,080
Molina Healthcare *	3,900	324,675
MyoKardia *	2,100	103,740
National HealthCare	2,400	147,072
Nektar Therapeutics, Cl A *	3,732	312,219
NeoGenomics * (A)	47,741	457,359
NewLink Genetics *	4,600	20,976
Novocure *	3,900	106,470
Nuvectra *	7,700	99,176
Ophthotech *	19,500	51,285
Orthofix International *	2,200	134,244
Otonomy *	33,100	124,125
Paratek Pharmaceuticals *	13,989	149,682
Patterson	34,800	810,144
PDL BioPharma *	13,700	40,004
Pfenex *	15,500	86,180
Pfizer	62,547	2,289,846
Pieris Pharmaceuticals *	21,078	134,267
PRA Health Sciences *	13,400	1,101,078
Progenics Pharmaceuticals *	79,285	516,145
Quest Diagnostics	6,000	607,200
RadNet *	28,906	383,005
Regeneron Pharmaceuticals *	3,759	1,141,533
REGENXBIO *	3,697	138,083
Revance Therapeutics *	7,424	207,501
Rigel Pharmaceuticals *	39,011	140,830
Sage Therapeutics *	200	28,784
Sangamo Therapeutics *	22,513	355,705
Sientra * (A)	23,819	313,934
Sorrento Therapeutics *	5,600	34,440
STERIS	9,140	863,913
Supernus Pharmaceuticals *	500	23,450
Surmodics *	10,015	374,060
Syneos Health, Cl A *	4,084	155,600
Synergy Pharmaceuticals * (A)	44,484	69,395
Tabula Rasa HealthCare *	11,678	478,681
Tactile Systems Technology *	10,843	377,445
Tenet Healthcare *	3,600	86,184
TG Therapeutics *	13,675	196,236
Thermo Fisher Scientific	1,500	315,525
UnitedHealth Group	20,044	4,738,402

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Vanda Pharmaceuticals *	19,722	$275,122
Varex Imaging *	10,000	359,900
Varian Medical Systems *	7,200	832,248
Vertex Pharmaceuticals *	12,180	1,865,489
Vocera Communications *	17,379	435,692
Waters *	2,572	484,591
WaVe Life Sciences *	3,371	149,841
WellCare Health Plans *	1,800	369,288

		70,358,356

Industrials — 4.4%
3M	6,666	1,295,804
AAR	700	30,310
ABM Industries	4,281	133,268
ACCO Brands	24,400	294,020
Aegion, Cl A *	3,800	86,222
Aerojet Rocketdyne Holdings *	1,400	39,116
AGCO	9,300	582,924
Alaska Air Group	3,006	195,180
Allegiant Travel, Cl A	630	100,957
Allied Motion Technologies	1,400	55,818
AMETEK	15,765	1,100,397
Applied Industrial Technologies	1,300	83,135
ARC Document Solutions *	61,200	134,640
ArcBest	9,666	310,279
Arconic	28,500	507,585
Argan	600	24,000
ASGN *	3,451	278,254
Astec Industries	5,182	287,912
Atkore International Group *	24,300	431,811
Atlas Air Worldwide Holdings *	7,867	498,768
Azul ADR *	250	7,750
Barrett Business Services	3,500	306,320
Beacon Roofing Supply *	4,300	210,485
BEST ADR *	21,283	237,305
Boeing	9,200	3,068,752
Builders FirstSource *	12,800	233,344
Caesarstone	3,400	62,730
CAI International *	5,100	114,648
CBIZ *	28,016	521,098
CH Robinson Worldwide	3,709	341,339
Chicago Bridge & Iron (A)	55,000	830,500
Cintas	2,000	340,600
Columbus McKinnon	12,564	450,796
Comfort Systems USA	4,700	198,340

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Commercial Vehicle Group *	25,305	$169,797
Continental Building Products *	4,600	129,260
CRA International	13,648	770,703
CSX	6,600	391,974
Cummins	5,700	911,202
Curtiss-Wright	2,800	358,512
Daseke *	23,712	196,335
Deere	6,410	867,465
Deluxe	3,461	237,217
DMC Global	18,612	720,284
Donaldson	8,500	376,210
Dover	13,650	1,265,355
Ducommun *	10,043	292,151
EMCOR Group	8,652	636,701
EnerSys	2,400	164,544
Equifax	1,700	190,485
Expeditors International of Washington	7,600	485,336
FedEx	4,000	988,800
Fortive	2,250	158,198
Forward Air	2,987	161,268
Foundation Building Materials *	3,800	53,390
Gencor Industries *	17,210	267,615
Generac Holdings *	1,600	72,016
General Dynamics	2,400	483,144
General Electric	105,800	1,488,606
Gibraltar Industries *	11,058	388,689
Global Brass & Copper Holdings	11,410	342,300
GMS *	7,600	236,816
GP Strategies *	10,201	212,691
Greenbrier (A)	3,600	157,860
H&E Equipment Services	2,500	80,875
Harsco *	6,400	130,880
Hawaiian Holdings	7,200	296,640
Heidrick & Struggles International	8,100	304,965
Hillenbrand	6,500	301,275
Honeywell International	5,227	756,242
Hubbell, Cl B	3,429	356,136
Hurco	1,867	82,521
Hyster-Yale Materials Handling	800	56,960
IHS Markit *	21,730	1,067,595
Insperity	3,700	296,925
Johnson Controls International	7,600	257,412
Kadant	5,134	473,611
Kelly Services, Cl A	7,900	231,154

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
L3 Technologies	1,991	$389,997
Leidos Holdings	1,675	107,585
Lockheed Martin	1,900	609,596
LSI Industries	4,300	26,359
Lydall *	500	22,300
Manitex International *	32,731	336,802
Meritor *	11,900	231,693
Milacron Holdings *	1,700	30,651
Miller Industries	5,900	146,025
Moog, Cl A	800	65,576
MYR Group *	6,377	191,310
NCI Building Systems *	14,100	246,750
Nexeo Solutions *	17,000	173,230
Northrop Grumman	1,600	515,264
Northwest Pipe *	15,834	312,405
NV5 Global *	11,584	681,718
PAM Transportation Services *	3,000	107,970
Park-Ohio Holdings	7,500	284,250
Patrick Industries *	4,696	267,202
Plug Power * (A)	87,663	160,423
Primoris Services	8,300	212,397
Quad	16,000	395,360
Raytheon	2,622	537,353
Roadrunner Transportation Systems *	10,500	22,575
Roper Technologies	1,533	405,003
Rush Enterprises, Cl A *	1,900	77,577
SkyWest	8,756	498,216
Southwest Airlines	4,000	211,320
Spartan Motors	18,601	332,028
SPX FLOW *	17,085	768,825
Stanley Black & Decker	1,900	269,021
Stericycle *	15,500	910,005
Sterling Construction *	20,717	230,580
Teledyne Technologies *	3,854	721,045
Tennant	1,996	147,704
Tetra Tech	7,503	363,145
Timken	3,453	147,616
TriNet Group *	14,995	774,492
Triumph Group	12,700	300,355
TrueBlue *	8,400	223,860
Union Pacific	5,784	772,916
United Continental Holdings *	12,200	823,988
United Parcel Service, Cl B	9,078	1,030,353
United Technologies	10,464	1,257,250

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Universal Forest Products	4,600	$146,648
USA Truck *	17,885	429,777
Vectrus *	14,727	530,172
Verisk Analytics, Cl A *	7,700	819,665
Wabash National	18,300	367,098
Waste Management	7,000	569,030
Watsco	1,068	178,805
Werner Enterprises	19,500	668,850
Wesco Aircraft Holdings *	10,000	101,000
Willis Lease Finance *	4,766	155,753
Xylem	11,685	851,836

		52,421,246

Information Technology — 9.9%
ACI Worldwide *	5,600	130,200
Activision Blizzard	8,500	563,975
Adesto Technologies *	38,978	350,802
Adobe Systems *	4,000	886,400
Advanced Energy Industries *	1,200	71,460
Akamai Technologies *	17,600	1,261,040
Alphabet, Cl A *	11,947	12,168,975
Alphabet, Cl C *	900	915,597
Amber Road *	34,993	324,035
Amphenol, Cl A	3,000	251,130
Amtech Systems *	9,000	62,370
Apple	30,443	5,031,010
Applied Materials	61,948	3,076,957
Apptio, Cl A *	1,500	44,265
Arrow Electronics *	3,600	269,064
Asure Software * (A)	23,581	357,016
Atlassian, Cl A *	16,194	906,540
Automatic Data Processing	8,130	959,990
AutoWeb *	12,844	46,881
Avaya Holdings *	15,800	361,662
AXT *	40,702	238,107
Bel Fuse, Cl B	5,900	114,165
Belden	2,605	160,468
Black Knight *	17,028	828,412
Blucora *	16,700	434,200
Broadcom	2,400	550,608
CACI International, Cl A *	2,258	341,071
Carbonite *	15,589	484,818
Care.com *	12,400	193,440
Cars.com *	26,000	740,480
CEVA *	8,111	264,419

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Cisco Systems	46,247	$2,048,280
ClearOne	6,900	42,435
Coherent *	4,322	727,047
Cohu	7,100	151,940
CommVault Systems *	5,285	369,686
Conduent *	10,669	207,619
Corning	30,300	818,706
Cree *	27,600	1,030,032
CSG Systems International	1,800	77,022
Cypress Semiconductor	28,210	411,302
Data I *	6,100	38,247
Datawatch *	30,293	278,696
Dell Technologies, Cl V *	854	61,292
DHI Group *	28,400	39,760
Diodes *	8,300	236,965
DXC Technology	3,100	319,486
eBay *	5,326	201,749
EchoStar, Cl A *	44,854	2,356,629
eGain *	40,072	346,623
Electronic Arts *	1,900	224,162
Endurance International Group Holdings *	10,700	78,645
Entegris	1,267	40,797
Envestnet *	1,200	65,160
Etsy *	4,400	131,736
EVERTEC	14,200	259,150
Evolving Systems *	16,100	60,375
Extreme Networks *	15,500	165,850
Facebook, Cl A *	49,325	8,483,900
Fair Isaac	2,000	346,360
Fidelity National Information Services	3,100	294,407
Finisar *	8,900	138,662
Fiserv *	5,200	368,472
Five9 *	23,027	676,303
FLIR Systems	22,600	1,210,230
FormFactor *	21,170	242,926
Glu Mobile *	11,100	48,618
GrubHub *	1,100	111,254
GTT Communications *	6,866	329,911
Hackett Group	38,131	618,104
Hortonworks *	1,800	30,474
HP	25,500	547,995
Ichor Holdings *	11,257	248,780
Imperva *	1,800	80,550
Intel	49,821	2,571,760

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
International Business Machines	2,500	$362,400
inTEST *	13,300	95,760
iQIYI ADR	5,250	94,657
Iteris *	45,802	232,216
Itron *	7,100	464,340
Jabil	28,000	744,800
Juniper Networks	59,400	1,460,646
KEMET *	18,800	323,736
Key Tronic *	9,600	67,488
Kimball Electronics *	12,500	198,125
KLA-Tencor	3,800	386,612
Kulicke & Soffa Industries *	22,700	519,603
Lam Research	7,160	1,325,030
Limelight Networks *	13,800	71,208
LogMeIn	1,300	143,260
Luxoft Holding, Cl A *	700	28,245
Mastercard, Cl A	35,782	6,378,857
Match Group * (A)	30,431	1,433,909
MAXIMUS	3,300	223,179
Mesa Laboratories	1,748	294,206
Microchip Technology	9,981	835,010
Micron Technology *	9,946	457,317
Microsoft	60,082	5,618,869
MicroStrategy, Cl A *	2,700	344,142
MKS Instruments	4,008	410,419
Model N *	19,404	332,779
MoneyGram International *	19,400	169,556
Monotype Imaging Holdings	2,000	44,300
Motorola Solutions	6,128	673,038
NCR *	21,690	667,401
Network-1 Technologies, Cl 1	10,700	29,789
New Relic *	1,500	104,835
Nuance Communications *	51,348	755,843
Nutanix, Cl A *	700	35,413
NVIDIA	22,393	5,036,186
ON Semiconductor *	36,900	814,752
Oracle	22,445	1,025,063
Pagseguro Digital, Cl A *	11,183	371,611
Palo Alto Networks *	4,235	815,280
Paychex	13,831	837,744
Paylocity Holding *	5,200	284,076
PC Connection	12,300	328,287
PCM *	6,900	89,355
PDF Solutions *	3,020	33,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Pegasystems	1,200	$73,260
Perficient *	7,200	178,056
Photronics *	13,766	105,310
Plexus *	2,935	160,955
Progress Software	15,993	590,621
PTC *	5,640	464,454
Pure Storage, Cl A *	3,500	70,805
QAD, Cl A	8,450	379,405
QUALCOMM	4,021	205,111
QuinStreet *	14,520	163,205
Red Hat *	14,855	2,422,256
RingCentral, Cl A *	2,100	140,805
Rudolph Technologies *	3,700	93,795
salesforce.com *	20,902	2,528,933
ScanSource *	3,800	130,340
Science Applications International	2,157	185,049
Shutterstock *	2,300	96,922
SMART Global Holdings *	4,000	156,600
Snap, Cl A * (A)	77,431	1,109,586
Spok Holdings	2,100	31,290
Spotify Technology *	6,286	1,016,258
Syntel *	9,189	265,378
Systemax	600	18,858
Tech Data *	2,745	209,306
TechTarget *	2,000	41,700
Telaria *	57,585	241,857
Teradata *	27,600	1,129,392
Texas Instruments	900	91,287
Total System Services	3,900	327,834
Travelport Worldwide	16,100	275,954
TTEC Holdings	3,283	105,056
Ultra Clean Holdings *	5,700	99,807
Unisys * (A)	46,600	521,920
Universal Display	21,734	1,913,679
Upland Software *	13,018	353,699
USA Technologies *	67,775	593,031
Verint Systems *	15,034	632,931
VeriSign *	1,393	163,566
Visa, Cl A	22,247	2,822,699
Vishay Precision Group *	11,400	322,620
Wayside Technology Group	5,374	73,892
Web.com Group *	16,875	313,875
Western Digital	4,000	315,160
Xcerra *	16,700	201,736

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
XO Group *	9,600	$208,128

Yelp, Cl A *	6,400	287,040
Zendesk *	5,200	253,500
Zix *	8,900	44,945
Zynga, Cl A *	30,200	104,190

		116,726,725

Materials — 2.0%
Advanced Emissions Solutions (A)	10,500	115,710
AdvanSix *	2,000	71,640
Air Products & Chemicals	4,118	668,310
American Vanguard	17,015	366,673
Ashland Global Holdings	9,920	656,506
Avery Dennison	1,600	167,696
Balchem	1,061	93,623
Ball	7,110	285,040
Boise Cascade	4,000	166,400
Century Aluminum *	1,900	33,193
CF Industries Holdings	45,256	1,755,933
Clearwater Paper *	1,600	37,840
Crown Holdings *	2,400	119,616
DowDuPont	24,212	1,531,167
Eastman Chemical	2,600	265,408
Ecolab	3,284	475,425
Ferro *	18,955	417,200
FMC	8,200	653,786
HB Fuller	4,615	228,304
Huntsman	29,200	869,284
International Flavors & Fragrances	4,173	589,478
International Paper	4,700	242,332
Kaiser Aluminum	2,625	258,667
KapStone Paper and Packaging	3,810	131,140
KMG Chemicals	7,146	439,408
Koppers Holdings *	3,400	148,920
Kraton *	9,000	411,030
Loma Negra Cia Industrial Argentina ADR *	8,311	172,370
Louisiana-Pacific	17,407	493,140
Martin Marietta Materials	1,100	214,247
Materion	8,264	419,398
Minerals Technologies	700	48,335
Monsanto	4,995	626,223
Nexa Resources	8,870	155,048
OMNOVA Solutions *	8,900	97,010
Packaging Corp of America	2,500	289,225

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
PH Glatfelter	7,400	$154,586
PPG Industries	3,294	348,769
Praxair	4,032	614,961
Rayonier Advanced Materials (A) .	10,800	231,120
Resolute Forest Products *	5,000	49,500
RPM International	25,180	1,216,194
Schnitzer Steel Industries, Cl A	4,200	123,690
Sealed Air	7,800	342,030
Sensient Technologies	2,400	159,960
Sherwin-Williams	6,781	2,493,102
Southern Copper	9,498	501,589
Stepan	2,900	203,928
TimkenSteel *	11,324	190,130
Trinseo	3,000	218,850
Universal Stainless & Alloy Products *	11,507	337,615
US Concrete * (A)	6,141	358,941
Venator Materials *	12,400	223,324
Verso *	17,800	321,468
Vulcan Materials	6,275	700,855
WR Grace	11,595	793,562

		23,298,899

Real Estate — 1.4%
Acadia Realty Trust ‡	9,915	233,994
American Assets Trust ‡	3,000	100,710
American Tower, Cl A ‡	6,900	940,884
Ashford Hospitality Trust ‡	22,500	154,800
AvalonBay Communities ‡	3,639	593,157
Boston Properties ‡	5,209	632,425
Braemar Hotels & Resorts ‡	6,500	67,600
Camden Property Trust ‡	6,923	591,224
CareTrust ‡	6,900	91,149
Chatham Lodging Trust ‡	12,059	229,724
Consolidated-Tomoka Land	400	24,608
CoreSite Realty ‡	2,518	262,124
Crown Castle International ‡	8,221	829,252
Digital Realty Trust ‡	5,600	591,864
Education Realty Trust ‡	4,026	132,496
Equinix ‡	3,506	1,475,290
Equity Commonwealth ‡ *	28,905	895,766
Equity Residential ‡	10,400	641,784
Franklin Street Properties ‡	18,700	145,486
Getty Realty ‡	5,631	141,056
GGP ‡	37,900	757,621
Gladstone Commercial ‡	9,400	162,996

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Real Estate (continued)
Global Net Lease ‡	9,100	$169,351
HFF, Cl A	2,000	70,280
Hudson Pacific Properties ‡	9,517	312,824
Independence Realty Trust ‡	31,943	300,264
Iron Mountain ‡	15,427	524,141
Jernigan Capital ‡	6,500	124,800
Kite Realty Group Trust ‡	6,500	95,680
Maui Land & Pineapple *	9,001	95,861
National Storage Affiliates Trust ‡	13,103	344,871
NorthStar Realty Europe ‡	12,387	179,611
Pebblebrook Hotel Trust ‡	9,007	315,155
PS Business Parks ‡	1,000	115,280
Public Storage ‡	3,600	726,408
QTS Realty Trust, Cl A ‡	16,136	571,053
Rexford Industrial Realty ‡	14,074	429,961
Ryman Hospitality Properties ‡	900	70,542
Sabra Health Care ‡	10,111	185,132
Simon Property Group ‡	5,946	929,598
Summit Hotel Properties ‡	24,300	351,864
Ventas ‡	11,800	606,756
Welltower ‡	9,900	529,056

		16,744,498

Telecommunication Services — 1.1%
AT&T	62,556	2,045,581
Boingo Wireless *	26,167	613,878
China Mobile ADR	6,150	291,879
Fusion Telecommunications International * (A)	94,643	296,233
Iridium Communications *	8,500	101,150
Telecom Argentina ADR	7,562	227,162
T-Mobile US *	55,903	3,382,691
United States Cellular *	4,900	193,893
Verizon Communications	87,340	4,310,229
Vonage Holdings *	2,200	24,596
Zayo Group Holdings *	61,807	2,243,594

		13,730,886

Utilities — 1.1%
Alliant Energy	13,028	559,553
Ameren	3,647	213,787
American Electric Power	7,537	527,439
American Water Works	10,595	917,315
Atlantica Yield	11,300	227,017
Atmos Energy	8,545	742,475
Avista	3,612	187,318

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities (continued)
Black Hills	12,422	$704,079
CMS Energy	3,900	184,041
Consolidated Edison	3,400	272,442
Dominion Energy	9,100	605,696
DTE Energy	7,229	761,937
Duke Energy	10,176	815,708
Edison International	3,600	235,872
Eversource Energy	3,500	210,875
Exelon	13,000	515,840
IDACORP	3,706	344,658
New Jersey Resources	4,334	179,211
NextEra Energy	700	114,737
NiSource	35,205	858,650
Northwest Natural Gas	2,328	142,706
NorthWestern	1,991	109,385
PG&E	5,607	258,483
Portland General Electric	8,266	351,140
Public Service Enterprise Group	5,500	286,825
SCANA	5,052	185,762
South Jersey Industries	8,373	258,726
Southern	10,287	474,436
Spire	3,560	256,854
TerraForm Power, Cl A	15,832	176,527
WEC Energy Group	11,966	769,174
Xcel Energy	11,234	526,201

		12,974,869

		514,604,838

Total Common Stock (Cost $929,925,044)		1,140,579,903

PREFERRED STOCK — 0.7%
BRAZIL — 0.4%
Alpargatas	7,000	31,191
Banco do Estado do Rio Grande do Sul	118,000	673,670
Bradespar	34,500	348,624
Centrais Eletricas Santa Catarina,*	3,600	30,716
Cia de Gas de Sao Paulo - COMGAS, Cl A	3,000	50,277
Cia de Saneamento do Parana	17,100	51,741
Cia de Transmissao de Energia Eletrica Paulista	2,800	54,118
Cia Ferro Ligas da Bahia — FERBASA	19,100	112,587
Cia Paranaense de Energia	68,200	523,687
Eucatex Industria e Comercio *	3,300	4,418
Gerdau	127,794	607,014

PREFERRED STOCK — continued
	Shares	Value
BRAZIL (continued)
Gol Linhas Aereas Inteligentes *	59,831	$329,965
Itausa - Investimentos Itau	47,729	184,611
Lojas Americanas	16,100	91,227
Marcopolo	400,000	467,002
Metalurgica Gerdau, Cl A	221,218	495,707
Oi *	57,400	53,743
Petroleo Brasileiro *	28,600	187,608
Telefonica Brasil	35,072	494,464

		4,792,370

CHILE — 0.0%
Embotelladora Andina, Cl B	37,447	186,325

COLOMBIA — 0.0%
Avianca Holdings	106,700	109,779

GERMANY — 0.2%
Henkel & KGaA	5,721	726,723
RWE	5,183	105,211
STO & KGaA	1,000	133,319
Volkswagen	2,931	607,502

		1,572,755

SOUTH AFRICA — 0.0%
Absa Bank	257	13,686

SOUTH KOREA — 0.1%
Hyundai Motor	6,800	731,618
LG Chemical	1,201	230,984
LG Household & Health Care	189	136,338

		1,098,940

Total Preferred Stock (Cost $6,477,398)		7,773,855

REGISTERED INVESTMENT COMPANY — 0.0%
REAL ESTATE — 0.0%
F&C Commercial Property Trust (Cost $106,345)	61,818	125,105

RIGHTS* — 0.0%

	Number of Rights	Value
Fletcher Building, Expires 05/15/18	9,068	9,634
Hyundai Merchant Marine, Expires 12/12/17	1	—
Synergetics, Expires 10/15/18	33,700	—

Total Rights (Cost $—)		9,634

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

SHORT-TERM INVESTMENT — 1.2%
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio, Cl I, 1.500% (G) (H) (Cost $14,576,390)	14,576,390	$14,576,390

Total Investments — 98.6% (Cost $951,085,177)		$1,163,064,887

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	05/07/18	JPY	542,150	USD	59,156,697	$(755)
Brown Brothers Harriman	05/07/18	USD	7,323,676	JPY	67,082	57
State Street	05/15/18	USD	6,257,000	EUR	7,785,835	221,251
Brown Brothers Harriman	07/10/18	USD	1,569,000	GBP	2,218,699	50,976
Brown Brothers Harriman	07/23/18- 09/19/18	USD	1,965,700	CHF	2,092,640	83,056
State Street	07/23/18	CHF	17,471	USD	17,100	(84)
Brown Brothers Harriman	07/31/18	USD	1,635,600	AUD	1,237,045	5,118

						$359,619

Percentages are based on net assets of $1,179,389,640.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $14,065,350.
(B)	Security considered Master Limited Partnership. At April 30, 2018, these securities amounted to $3,877,194 or 0.3% of Net Assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2018, was $46,994 and represented 0.0% of Net Assets.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Securities considered illiquid. The total value of such securities as of 4/30/2018 was $81 ($ Thousands) and represented 0.00% of Net Assets.
(G)	The rate reported is the 7-day effective yield as of April 30, 2018.
(H)	These securities were purchased with cash collateral held form securities on loan. The total value of such securities as of April 30, 2018 was $14,576,390.

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

GDR — Global Depositary Receipt

GBP — British Pound Sterling

GP — General Partner

JPY — Japanese Yen

LP — Limited Partnership

MXN — Mexican Peso

NVDR — Non-Voting Depository Receipt

PJSC — Private Joint Stock Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$1,222,172	$—	$—	$1,222,172
Australia	16,133,911	8,255,389	—	24,389,300
Austria	2,021,327	2,731,120	—	4,752,447
Belgium	2,149,338	1,315,719	—	3,465,057
Brazil	14,390,363	—	—	14,390,363
Canada	29,598,418	—	—	29,598,418
Cayman Islands	202,726	—	—	202,726
Chile	2,600,087	71,842	—	2,671,929
China	35,811,496	12,633,393	—	48,444,889
Colombia	435,614	—	—	435,614
Czech Republic	84,634	—	—	84,634
Denmark	6,017,490	2,172,123	—	8,189,613
Egypt	360,566	435,413	—	795,979
Finland	3,209,260	706,084	—	3,915,344
France	15,783,787	12,020,170	—	27,803,957
Germany	14,187,918	18,190,474	—	32,378,392
Greece	891,525	111,322	—	1,002,847
Hong Kong	23,996,285	9,811,307	26,565	33,834,157
Hungary	720,070	—	—	720,070
India	23,892,160	4,517,939	—	28,410,099
Indonesia	3,889,024	3,070,394	—	6,959,418
Ireland	7,090,080	538,627	—	7,628,707
Israel	3,341,731	1,253,728	—	4,595,459
Italy	6,835,578	7,043,380	—	13,878,958
Japan	48,735,398	6,700,091	—	55,435,489
Kenya	257,891	—	—	257,891
Luxembourg	191,311	—	—	191,311
Malaysia	8,343,245	1,524,463	—	9,867,708
Mexico	7,800,289	—	—	7,800,289
Netherlands	17,533,499	6,108,639	—	23,642,138
New Zealand	1,312,810	608,842	—	1,921,652
Norway	3,880,148	574,642	—	4,454,790
Pakistan	605,486	—	—	605,486
Panama	726,454	—	—	726,454
Peru	768,934	—	—	768,934
Philippines	2,852,987	1,422,236	—	4,275,223
Poland	2,043,474	1,413,508	—	3,456,982
Portugal	1,531,979	596,357	81	2,128,417
Puerto Rico	661,899	—	—	661,899
Russia	7,506,957	—	—	7,506,957
Singapore	3,966,251	2,375,794	20,348	6,362,393
South Africa	9,880,709	3,268,295	—	13,149,004
South Korea	32,551,296	5,444,546	—	37,995,842
Spain	5,441,533	6,236,562	—	11,678,095
Sweden	6,915,797	3,026,810	—	9,942,607
Switzerland	27,783,386	9,741,701	—	37,525,087
Taiwan	16,795,861	5,155,458	—	21,951,319
Thailand	10,785,028	3,252,975	—	14,038,003
Turkey	3,134,396	1,190,538	—	4,324,934
United Arab Emirates	145,042	613,985	—	759,027
United Kingdom	26,609,018	18,167,567	—	44,776,585
United States	514,604,838	—	—	514,604,838

Total Common Stock	978,231,476	162,301,433	46,994	1,140,579,903

Preferred Stock
Brazil	4,792,370	—	—	4,792,370
Chile	186,325	—	—	186,325
Colombia	109,779	—	—	109,779
Germany	1,572,755	—	—	1,572,755
South Africa	—	13,686	—	13,686
South Korea	962,602	136,338	—	1,098,940

Total Preferred Stock	7,623,831	150,024	—	7,773,855

Registered Investment Company	125,105	—	—	125,105
Rights	9,634	—	—	9,634
Short-Term Investment	14,576,390	—	—	14,576,390

Total Investments in Securities	$1,000,566,436	$162,451,457	$46,994	$1,163,064,887

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2018 (unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts * Unrealized Appreciation	$—	$360,458	$—	$360,458
Unrealized Depreciation	—	(839)	—	(839)

Total Other Financial Instruments	$—	$359,619	$—	$359,619

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the year in relation to net assets.

For the period ended April 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to market closures. As of April 30, 2018, securities with a total value of $162,451,457 transferred from Level 1 to Level 2 provided by MarkIt. For the year ended April 30, 2018, there were transfers between Level 1 and Level 3 assets in the amount of $46,994 due to pricing restrictions implemented by the Adviser. All transfers were considered to have occurred as of the end of the period.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2018 (unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 27.4%
	Face Amount(1)	Value
CONSUMER DISCRETIONARY — 3.7%
Buena Vista Gaming Authority 13.000%, 04/01/23(A)	$400,000	$395,000
Caesars Entertainment 5.000%, 10/01/24	455,000	797,979
Caesars Resort Collection 5.250%, 10/15/25(A)	835,000	797,425
Carlson Travel 9.500%, 12/15/24(A)	475,000	429,875
Codere Finance 2 Luxembourg 7.625%, 11/01/21(A)	625,000	637,625
DISH Network 2.375%, 03/15/24	95,000	81,972
Iconix Brand Group 5.750%, 08/15/23	280,000	227,931
MGM Resorts International 7.750%, 03/15/22	695,000	771,450
Salem Media Group 6.750%, 06/01/24(A)	655,000	620,612
Service International 4.625%, 12/15/27	685,000	669,793
Servicios Corporativos Javer 9.875%, 04/06/21(A)	337,000	338,685
Station Casinos 5.000%, 10/01/25(A)	865,000	828,238
Univision Communications 5.125%, 02/15/25(A)	885,000	818,625
Viking Cruises 5.875%, 09/15/27(A)	580,000	559,700

		7,974,910

CONSUMER STAPLES — 2.8%
Clearwater Seafoods 6.875%, 05/01/25(A)	775,000	740,125
Grupo Nueva Pescanova Tranche A 2.430%, 05/23/24 (B)(C)	EUR 27,569	25,802
Grupo Nueva Pescanova Tranche B 1.000%, 05/23/29 (B)(C)	EUR 39,979	20,760

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
CONSUMER STAPLES — 2.8% (continued)
Grupo Nueva Pescanova Tranche C 1.000%, 05/23/34 (B)(C)	EUR 229,081	$47,720
Hearthside Group Holdings 6.500%, 05/01/22(A)	675,000	696,094
JBS USA 5.875%, 07/15/24(A)	900,000	873,000
Nova Austral 8.250%, 05/26/21(A)	550,000	546,189
Post Holdings 5.000%, 08/15/26(A)	945,000	885,937
Prime Security Services Borrower 9.250%, 05/15/23(A)	693,000	743,242
Simmons Foods 5.750%, 11/01/24(A)	825,000	702,620
TreeHouse Foods 6.000%, 02/15/24(A)	665,000	661,675

		5,943,164

CONSUMER STAPLES — 0.0%
Dole Food 7.250%, 06/15/25(A)	100,000	100,750

ENERGY — 3.7%
Athabasca Oil 9.875%, 02/24/22(A)	810,000	816,075
Baytex Energy 5.625%, 06/01/24(A)	465,000	413,850
5.125%, 06/01/21(A)	300,000	283,500
California Resources 8.000%, 12/15/22(A)	1,405,000	1,208,300
CES Energy Solutions 6.375%, 10/21/24(A)	CAD610,000	477,472
Denbury Resources 5.500%, 05/01/22	1,105,000	964,112
Energen MTN 7.125%, 02/15/28	260,000	272,350
MEG Energy 7.000%, 03/31/24(A)	1,353,000	1,214,318
Murphy Oil 7.050%, 05/01/29	270,000	286,200
6.875%, 08/15/24	75,000	79,406
5.125%, 12/01/42	292,000	264,260
Navios Maritime Acquisition 8.125%, 11/15/21(A)	745,000	603,450
Pioneer Energy Services 6.125%, 03/15/22	445,000	398,698
Sanchez Energy 6.125%, 01/15/23	835,000	603,037

		7,885,028

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2018 (unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
FINANCIALS — 1.6%
Borealis Finance 7.500%, 11/16/22(A)	$540,000	$538,650
Cooke Omega Investments 8.500%, 12/15/22(A)	695,000	698,475
Encore Capital Group 3.250%, 03/15/22	505,000	581,003
Gol Finance 7.000%, 01/31/25(A)	535,000	513,942
Ladbrokes Group Finance 5.125%, 09/08/23	GBP400,000	585,872
Minerva Luxembourg 6.500%, 09/20/26(A)	500,000	472,500

		3,390,442

HEALTH CARE — 3.8%
Acadia Healthcare 5.625%, 02/15/23	510,000	515,253
5.125%, 07/01/22	275,000	275,000
Charles River Laboratories International 5.500%, 04/01/26(A)	680,000	691,696
Clovis Oncology 1.250%, 05/01/25	145,000	130,611
Envision Healthcare 5.125%, 07/01/22(A)	525,000	518,438
Exact Sciences 1.000%, 01/15/25	615,000	598,087
Halyard Health 6.250%, 10/15/22	550,000	565,125
HCA 4.750%, 05/01/23	782,000	787,795
4.500%, 02/15/27	394,000	377,255
Insmed 1.750%, 01/15/25	475,000	442,834
Kindred Healthcare 6.375%, 04/15/22	800,000	821,000
MEDNAX 5.250%, 12/01/23(A)	880,000	873,400
Select Medical 6.375%, 06/01/21	790,000	799,875
Tenet Healthcare 4.500%, 04/01/21	900,000	892,125

		8,288,494

INDUSTRIALS — 4.8%
AECOM 5.875%, 10/15/24	605,000	630,017
Aerojet Rocketdyne Holdings 2.250%, 12/15/23	145,000	183,396
ATS Automation Tooling Systems 6.500%, 06/15/23(A)	805,000	842,231
Eagle Bulk Shipco 8.250%, 11/28/22	563,000	575,668

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 4.8% (continued)
Echo Global Logistics 2.500%, 05/01/20	$660,000	$670,912
Engility 8.875%, 09/01/24	715,000	743,600
Gol Linhas Aereas 10.750%, 02/12/23(A)	400,000	300,000
IHS Markit 5.000%, 11/01/22(A)	700,000	724,500
JPW Industries Holding 9.000%, 10/01/24(A)	530,000	557,825
Kratos Defense & Security Solutions 6.500%, 11/30/25(A)	810,000	841,225
Multi-Color 4.875%, 11/01/25(A)	690,000	643,425
Navios Maritime Holdings 11.250%, 08/15/22(A)	550,000	543,125
Navistar International 4.750%, 04/15/19	485,000	498,225
Ritchie Bros Auctioneers 5.375%, 01/15/25(A)	645,000	641,775
Sensata Technologies BV 4.875%, 10/15/23(A)	550,000	554,469
Tervita Escrow 7.625%, 12/01/21(A)	630,000	642,600
Titan International 6.500%, 11/30/23(A)	660,000	669,900

		10,262,893

INFORMATION TECHNOLOGY — 5.2%
Booz Allen Hamilton 5.125%, 05/01/25(A)	845,000	834,437
Ciena 3.750%, 10/15/18	295,000	385,233
DynCorp International 11.875%, 11/30/20	785,301	817,695
Everbridge 1.500%, 11/01/22	290,000	366,137
Gartner 5.125%, 04/01/25(A)	900,000	901,980
Guidewire Software 1.250%, 03/15/25	555,000	561,537
InterDigital 1.500%, 03/01/20	200,000	233,400
Leidos 7.125%, 07/01/32	446,000	492,340
5.500%, 07/01/33	295,000	277,429
Lumentum Holdings 0.250%, 03/15/24	430,000	477,945
Microchip Technology 1.625%, 02/15/27	1,085,000	1,220,950

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2018 (unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — 5.2% (continued)
Microsemi 9.125%, 04/15/23(A)	$605,000	$667,013
MPC Container Ships Invest BV 6.998%, 09/22/22	700,000	706,321
Nice Systems 1.250%, 01/15/24	480,000	600,622
Nutanix 1.346%, 01/15/23(A) (D)	455,000	562,107
ON Semiconductor 1.625%, 10/15/23	495,000	636,282
Qorvo 7.000%, 12/01/25	835,000	907,019
Square 0.375%, 03/01/22	160,000	338,576
Teradyne 1.250%, 12/15/23	140,000	170,795

		11,157,818

MATERIALS — 1.0%
Crown Americas 4.500%, 01/15/23	675,000	664,031
Kissner Holdings 8.375%, 12/01/22(A)	815,000	835,375
LSB Industries 9.625%, 05/01/23(A)	675,000	677,531

		2,176,937

REAL ESTATE — 0.3%
MPT Operating Partnership 5.000%, 10/15/27‡	680,000	644,300

TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications 10.250%, 04/15/23(A)	40,000	41,700
Virgin Media Finance 6.000%, 10/15/24(A)	475,000	465,500

		507,200

UTILITIES — 0.3%
Stoneway Capital 10.000%, 03/01/27(A)	675,000	719,071

Total Corporate Obligations (Cost $59,141,227)		59,051,007

EXCHANGE TRADED FUND— 25.0%
Ashmore Emerging Markets Total Return Fund	6,694,242	53,888,648

Total Exchange Traded Funds (Cost $55,343,365)		53,888,648

COMMON STOCK — 22.9%
	Shares	Value
CONSUMER STAPLES — 0.0%
Grupo Nueva Pescanova Restructure *(B)(C)	19,285	$27,946

ENERGY — 22.2%
American Midstream Partners LP (E)	88,204	1,018,756
Archrock	109,480	1,182,384
Blueknight Energy Partners (E)	28,520	132,618
Buckeye Partners (E)	63,138	2,623,384
Cona Resources	101,967	201,718
Crestwood Equity Partners (E)	77,302	2,114,210
CrossAmerica Partners (E)	36,821	789,810
CSI Compressco (E)	47,064	353,921
DCP Midstream (E)	57,860	2,126,934
Delek Logistics Partners LP (E)	6,500	197,275
Enbridge Energy Escrow Account *	388,717	—
Enbridge Energy Management*	198,957	1,945,799
Energy Transfer Partners (E)	231,546	4,172,459
EnLink Midstream Partners (E)	164,708	2,404,737
GasLog Partners LP (E)	23,848	566,390
Genesis Energy (E)	126,855	2,657,612
Global Partners LP (E)	42,590	732,548
Golar LNG Partners LP (E)	53,712	1,077,463
Hoegh LNG Partners LP	6,882	122,844
Holly Energy Partners LP (E)	20,282	594,465
KNOT Offshore Partners LP (E)	25,835	547,702
Martin Midstream Partners LP (E)	93,319	1,488,438
NGL Energy Partners LP (E)	153,261	1,938,752
NuStar Energy LP (E)	95,681	2,024,610
NuStar GP Holdings (E)	10,100	117,160
PBF Logistics (E)	12,805	255,460
Plains GP Holdings, Cl A (E)	96,700	2,342,074
Sanchez Midstream Partners (E)	25,600	320,000
Sprague Resources LP (E)	23,740	559,077
Summit Midstream Partners LP (E)	95,996	1,463,939
Sunoco (E)	134,316	3,696,376
Tallgrass Energy GP, Cl A	47,000	961,620
Targa Resources	65,470	3,075,126
TC Pipelines LP (E)	26,864	942,658
Teekay LNG Partners LP (E)	54,680	997,910
Teekay Offshore Partners	6,400	17,856
USA Compression Partners LP (E)	106,755	1,910,915
USD Partners (E)	10,740	119,751

		47,794,751

FINANCIALS — 0.1%
Annaly Capital Management ‡	19,000	197,030

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares / Face Amount	Value
UTILITIES — 0.6%
AmeriGas Partners LP (E)	8,600	$368,080
Suburban Propane Partners LP (E)	39,380	910,859

		1,278,939

Total Common Stock (Cost $57,468,907)		49,298,666

CONVERTIBLE BONDS — 18.2%
CONSUMER DISCRETIONARY — 2.3%
Booking Holdings 0.350%, 06/15/20	$545,000	911,207
Chegg 0.250%, 05/15/23(A)	530,000	574,830
DISH Network 3.375%, 08/15/26	505,000	458,298
Liberty Media 2.125%, 03/31/48(A)	615,000	606,160
Live Nation Entertainment 2.500%, 03/15/23(A)	430,000	423,339
Marriott Vacations Worldwide 1.500%, 09/15/22(A)	275,000	289,632
Nuance Communications 1.250%, 04/01/25	630,000	619,038
RH 6.183%, 06/15/19(A) (D)	395,000	410,079
Tesla 2.375%, 03/15/22	140,000	154,045
0.250%, 03/01/19	520,000	534,784

		4,981,412

ENERGY — 1.3%
Cheniere Energy 4.250%, 03/15/45	925,000	721,351
Ensco Jersey Finance 3.000%, 01/31/24	550,000	466,261
Oasis Petroleum 2.625%, 09/15/23	275,000	323,867
Oil States International 1.500%, 02/15/23(A)	490,000	542,675
Scorpio Tankers 2.375%, 07/01/19(A)	355,000	340,800
Transocean 0.500%, 01/30/23	275,000	374,000

		2,768,954

FINANCIALS — 0.2%
GS Finance MTN 0.000%, 06/05/23(D)	260,000	274,347

CONVERTIBLE BONDS — continued
	Face Amount	Value
FINANCIALS — 0.2% (continued)
LendingTree 0.625%, 06/01/22(A)	$125,000	$163,602

		437,949

HEALTH CARE — 3.6%
Anthem 2.750%, 10/15/42	370,000	1,197,181
BioMarin Pharmaceutical 1.500%, 10/15/20	75,000	84,183
0.599%, 08/01/24	290,000	278,931
Clovis Oncology 2.500%, 09/15/21	210,000	226,173
DexCom 0.750%, 05/15/22(A)	285,000	291,558
Flexion Therapeutics 3.375%, 05/01/24(A)	320,000	391,497
Illumina 0.500%, 06/15/21	595,000	742,904
Insulet 1.375%, 11/15/24(A)	565,000	639,156
Ionis Pharmaceuticals 1.000%, 11/15/21	405,000	404,037
Jazz Investments I 1.500%, 08/15/24(A)	355,000	350,179
Molina Healthcare 1.125%, 01/15/20	210,000	437,457
Neurocrine Biosciences 2.250%, 05/15/24(A)	515,000	665,892
Quidel 3.250%, 12/15/20	235,000	441,137
Sarepta Therapeutics 1.500%, 11/15/24(A)	225,000	288,234
Supernus Pharmaceuticals 0.625%, 04/01/23(A)	540,000	585,763
Teladoc 3.000%, 12/15/22(A)	430,000	530,487
Tivity Health 1.500%, 07/01/18	105,000	204,099

		7,758,868

INDUSTRIALS — 2.2%
Air Lease 3.875%, 12/01/18	270,000	391,788
Air Transport Services Group 1.125%, 10/15/24(A)	590,000	558,938
Atlas Air Worldwide Holdings 1.875%, 06/01/24	415,000	510,741
Chart Industries 1.000%, 11/15/24(A)	575,000	663,254
Dycom Industries 0.750%, 09/15/21	335,000	411,844

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2018 (unaudited)

CONVERTIBLE BONDS — continued
	Face Amount	Value
INDUSTRIALS — 2.2% (continued)
Greenbrier 2.875%, 02/01/24	$530,000	$570,616
Meritor 3.250%, 10/15/37(A)	375,000	372,356
Patrick Industries 1.000%, 02/01/23(A)	465,000	445,956
Titan Machinery 3.750%, 05/01/19	550,000	544,500
Trinity Industries 3.875%, 06/01/36	215,000	284,767

		4,754,760

INFORMATION TECHNOLOGY — 7.8%
Advanced Micro Devices 2.125%, 09/01/26	130,000	201,736
Altaba 0.000%, 12/01/18(D)	475,000	626,509
Atlassian 0.625%, 05/01/23(A)	300,000	299,700
CalAmp 1.625%, 05/15/20	445,000	449,361
Citrix Systems 0.500%, 04/15/19	555,000	796,698
Coupa Software 0.375%, 01/15/23(A)	345,000	419,980
Cypress Semiconductor 2.000%, 02/01/23(A)	385,000	397,653
Envestnet 1.750%, 12/15/19	470,000	502,900
Euronet Worldwide 1.500%, 10/01/44	295,000	349,248
Gogo 3.750%, 03/01/20	940,000	856,080
IAC FinanceCo 0.875%, 10/01/22(A)	505,000	618,381
II-VI 0.250%, 09/01/22(A)	485,000	516,282
Intel 3.250%, 08/01/39	515,000	1,279,337
Micron Technology 3.000%, 11/15/43	685,000	1,084,401
Novellus Systems 2.625%, 05/15/41	110,000	607,452
Okta 0.250%, 02/15/23(A)	505,000	577,733
Palo Alto Networks 0.000%, 07/01/19(D)	375,000	656,570
Proofpoint 0.750%, 06/15/20	330,000	497,899

CONVERTIBLE BONDS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — 7.8% (continued)
PROS Holdings 2.000%, 06/01/47(A)	$600,000	$556,049
Pure Storage 0.125%, 04/15/23(A)	615,000	635,748
Q2 Holdings 0.750%, 02/15/23(A)	540,000	573,480
RealPage 1.500%, 11/15/22(A)	475,000	663,219
RingCentral 0.000%, 03/15/23(A) (D)	385,000	400,785
ServiceNow 0.000%, 06/01/22(A) (D)	565,000	756,648
Weibo 1.250%, 11/15/22(A)	315,000	356,675
Western Digital 1.500%, 02/01/24(A)	630,000	657,398
Workday 0.250%, 10/01/22(A)	735,000	793,065
Zendesk 0.250%, 03/15/23(A)	620,000	640,398

		16,771,385

MATERIALS — 0.2%
Allegheny Technologies 4.750%, 07/01/22	205,000	409,962

REAL ESTATE — 0.2%
Extra Space Storage 3.125%, 10/01/35‡(A)	425,000	473,450

TELECOMMUNICATION SERVICES — 0.2%
Liberty Interactive 1.750%, 09/30/46(A)	345,000	360,870

UTILITIES — 0.2%
NextEra Energy Partners 1.500%, 09/15/20(A)	555,000	551,528

Total Convertible Bonds (Cost $36,733,693)		39,269,138

PREFERRED STOCK — 3.5%
UNITED STATES — 3.5%
2017 Mandatory Exchangeable Trust, 5.188%(A)	2,460	299,315
AMG Capital Trust II, 5.150%	7,585	455,701
Bank of America, 7.250%*	615	782,895
Becton Dickinson, 6.125%*	16,395	989,438
Blueknight Energy Partners, 11.000%(E)	9,061	64,333

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2018 (unaudited)

PREFERRED STOCK — continued
	Face Amount(1) /Shares	Value
UNITED STATES — 3.5% (continued)
Crown Castle International, 6.875%‡*	$775	$793,943
Hess, 8.000%*	7,250	471,395
NextEra Energy, 6.123%*	15,135	874,803
Rexnord, 5.750%*	6,865	409,225
Sanchez Energy, 6.500%	7,200	120,960
Scorpio Tankers, 8.250%	17,300	439,247
Stanley Black & Decker, 5.375%*	3,910	420,325
Teekay Offshore Partners, 7.250%(E)	8,725	194,568
Wells Fargo, 7.500%*	475	608,290
WPX Energy, 6.250%	8,205	588,791

Total Preferred Stock (Cost $7,351,559)		7,513,229

SOVEREIGN DEBT — 0.6%
Hellenic Republic Government Bond 3.000%, 02/24/20 (F)	EUR 870,000	1,060,308
Mexican Bonos 6.500%, 06/10/21	MXN6,150,000	320,860

Total Sovereign Debt (Cost $1,201,129)		1,381,168

LOAN PARTICIPATION— 0.3%
Gol LuxCo 6.500%, VAR Fixed+0.000%, 08/31/20	550,000	561,000

Total Investments — 97.9% (Cost $217,787,013)		$210,962,856

A list of the open futures contracts held by the Fund at April 30, 2018, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation
British Pound
Currency	(7)	Jun-2018	$(610,890)	$(602,700)	$8,190
CAD Currency	(9)	Jun-2018	(702,406)	(701,460)	946
Euro Currency	(8)	Jun-2018	(1,240,904)	(1,212,300)	28,604

			$(2,554,200)	$(2,516,460)	$37,740

Percentages are based on net assets of $215,548,551.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2018, was $122,228 and represented 0.0% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security considered Master Limited Partnership. At April 30, 2018, these securities amounted to $41,825,244 or 19.4% of Net Assets.
(F)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2018. The coupon on a step bond changes on a specified date.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

GP — General Partner

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

VAR — Variable Rate

The following is a list of the inputs used as of April 30, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$58,956,725	$94,282	$59,051,007
Exchange Traded Fund	53,888,648	—	—	53,888,648
Common Stock	49,270,720	—	27,946	49,298,666
Convertible Bonds	—	39,269,138	—	39,269,138
Preferred Stock	6,318,966	1,194,263	—	7,513,229
Sovereign Debt	—	1,381,168	—	1,381,168
Loan Participation	—	561,000	—	561,000

Total Investments in Securities	$109,478,334	$101,362,294	$122,228	$210,962,856

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$37,740	$—	$—	$37,740

Total Other Financial Instruments	$37,740	$—	$—	$37,740

* Futures contracts are valued at the unrealized appreciation on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended April 30, 2018, there were transfers from Level 2 to Level 3 assets. As of April 30, 2018, securities with a total value $122,228 were classified as Level 3 due to the securities not being publicly traded and therefore fair valued by management. All transfers were considered to have occurred as of the end of the year.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

	Long	Short	Net
Registered Investment Companies	50.9%	(1.7)%	49.2%
U.S. Treasury Obligations	11.9	0.0	11.9
Industrials	4.3	(2.6)	1.7
Health Care	2.6	(1.5)	1.1
Information Technology	3.7	(3.1)	0.6
Energy	1.9	(1.4)	0.5
Consumer Staples	1.1	(1.0)	0.1
Materials	2.3	(2.3)	0.0
Utilities	0.3	(0.3)	0.0
Financials	3.2	(3.3)	(0.1)
Telecommunication Services	0.3	(0.5)	(0.2)
Real Estate	2.9	(3.2)	(0.3)
Consumer Discretionary	3.9	(4.6)	(0.7)

Total			63.8
Other Assets and Liabilities, Net			36.2

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 50.9%
	Shares	Value
EXCHANGE TRADED FUNDS — 1.3%
Energy Select Sector SPDR Fund	16,800	$1,240,008
Financial Select Sector SPDR Fund	35,000	960,750
Health Care Select Sector SPDR Fund	14,000	1,151,640
Technology Select Sector SPDR Fund	51,600	3,377,736

		6,730,134

OPEN-END FUNDS — 49.6%
AQR Long-Short Equity Fund, Cl R6	3,700,909	50,332,357
AQR Managed Futures Strategy HV Fund, Cl R6	5,531,571	47,460,881
AQR Style Premia Alternative Fund, Cl R6	5,773,649	60,103,690
ASG Managed Futures Strategy Fund, Cl Y	4,858,701	47,518,093
PIMCO All Asset All Authority Fund, Cl I	5,990,085	53,431,558

		258,846,579

Total Registered Investment Companies (Cost $278,812,540)		265,576,713

U.S. TREASURY OBLIGATIONS — 11.9%
	Face Amount	Value
U.S. Treasury Bills 1.779%, 01/03/19 (A)	$17,800,000	17,558,492
1.205%, 07/19/18 (A)	14,300,000	14,244,927
U.S. Treasury Notes 2.750%, 02/15/28	30,600,000	30,119,485

Total U.S. Treasury Obligations (Cost $62,235,956)		61,922,904

COMMON STOCK — 26.4%
	Shares	Value
AUSTRIA — 0.1%
AT&S Austria Technologie & Systemtechnik	5,911	$146,688
S IMMO	7,518	148,891

		295,579

BELGIUM — 0.0%
Recticel	9,483	118,868

BERMUDA — 0.2%
Assured Guaranty	28,400	1,030,636

BRAZIL — 0.2%
Cia Paranaense de Energia ADR .	38,709	296,898
Cosan, Cl A	27,808	280,305
Minerva *	66,928	155,895
Saraiva Livreiros Editores	36,334	56,629
SLC Agricola	8,967	114,903

		904,630

CANADA — 1.3%
Canfor *	19,000	436,396
Canfor Pulp Products	8,400	118,089
Cogeco	2,300	117,871
Genworth MI Canada	14,200	458,974
Industrial Alliance Insurance & Financial Services	7,700	323,425
Labrador Iron Ore Royalty	21,300	362,479
Lululemon Athletica *	3,800	379,240
Lundin Mining	69,200	458,118
Magna International	8,886	524,274
Medical Facilities	12,000	131,874
Methanex	18,141	1,095,716
North American Construction Group	8,141	45,969
Suncor Energy	14,063	537,628
Tamarack Valley Energy *	36,200	100,372
Teck Resources, Cl B	42,492	1,067,824
West Fraser Timber	7,400	501,248

		6,659,497

CHINA — 0.8%
Anhui Expressway, Cl H	155,918	115,816
Beijing Capital Land, Cl H	207,110	111,357
CECEP COSTIN New Materials Group *(B)	781,000	29,852
Changyou.com ADR	10,331	196,599
China Petroleum & Chemical, Cl H	572,000	558,980
China Pioneer Pharma Holdings	346,000	111,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
China Shenhua Energy, Cl H	187,500	$464,889
China Southern Airlines ADR	3,696	199,806
CNOOC	276,000	462,775
Daqo New Energy ADR *	4,071	217,188
Powerlong Real Estate Holdings	219,000	113,844
Shimao Property Holdings	167,000	447,892
Sino-Ocean Group Holding	506,751	355,110
Sinopec Shanghai Petrochemical ADR	6,504	429,394
Sinotruk Hong Kong	283,413	334,376
Xinyuan Real Estate ADR	18,529	93,201

		4,242,612

COLOMBIA — 0.0%
Avianca Holdings ADR	19,399	158,490

DENMARK — 0.0%
Per Aarsleff Holding	3,642	136,655

FINLAND — 0.1%
Atria, Cl A	8,815	125,824
Finnair	11,153	152,596
Ponsse	671	25,281
Ramirent	15,138	132,169

		435,870

GERMANY — 0.4%
ADO Properties (C)	2,465	135,620
Amadeus Fire	965	105,696
Bauer	2,349	73,469
Covestro (C)	1,000	91,246
Deutsche Beteiligungs	2,833	126,239
Deutsche Lufthansa	19,806	578,091
Draegerwerk & KGaA	2,619	161,298
Eckert & Ziegler	2,894	127,734
EDAG Engineering Group *	5,120	98,061
Hamburger Hafen und Logistik	5,491	132,419
Hornbach Holding & KGaA	1,432	115,343
PVA TePla *	7,225	136,981
Steinhoff International Holdings *	700,009	105,497
Surteco	4,062	130,235
Wacker Neuson	2,266	73,117

		2,191,046

GREECE — 0.0%
StealthGas *	23,460	98,767

COMMON STOCK — continued
	Shares	Value
HONG KONG — 1.0%
Changgang Dunxin Enterprise *(B)	586,000	$9,706
China Lesso Group Holdings	174,000	134,568
China Lilang	73,000	91,987
China Merchants Land	554,637	117,307
China Resources Cement Holdings	460,000	487,625
China Sanjiang Fine Chemicals	254,000	98,058
Consun Pharmaceutical Group	99,265	107,376
CRCC High-Tech Equipment, Cl H *	433,536	96,112
Dawnrays Pharmaceutical Holdings	107,000	60,939
Dickson Concepts International	110,500	40,547
Emperor Capital Group	1,250,416	97,183
Emperor Entertainment Hotel	29,474	6,647
Giordano International	168,000	103,172
Haier Electronics Group	107,000	372,179
Haitong International Securities Group	673,000	396,152
Hop Fung Group Holdings	572,000	88,912
IGG	375,000	571,436
Kerry Properties	13,500	64,846
Kingboard Chemical Holdings	93,886	386,374
Lonking Holdings	581,742	266,832
PC Partner Group	190,000	128,787
Shanghai Haohai Biological Technology, Cl H (C)	3,200	20,997
SSY Group	108,000	109,670
Sun Hung Kai	147,890	91,576
Tianneng Power International	128,000	185,917
Tianyun International Holdings	554,000	97,408
United Laboratories International Holdings *	212,000	230,404
Weichai Power, Cl H	436,122	508,989
Zhuhai Holdings Investment Group	103,108	13,268

		4,984,974

HUNGARY — 0.0%
Magyar Telekom Telecommunications	56,350	97,608

INDIA — 0.0%
Bliss Gvs Pharma	21,862	64,973

IRELAND — 0.1%
Endo International *	69,360	397,433

ISRAEL — 0.1%
ADO Group *	6,021	110,042
El Al Israel Airlines	399,621	115,258
Scope Metals Group	4,144	109,192

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
ISRAEL (continued)
SodaStream International *	4,315	$407,724

		742,216

ITALY — 0.1%
ASTM	5,914	163,189
Gefran	11,927	124,586
Immobiliare Grande Distribuzione SIIQ ‡	—	—
Sabaf	5,103	118,318
Societa Iniziative Autostradali e Servizi	8,901	189,179

		595,272

JAPAN — 1.2%
Ahresty	16,100	146,538
Daiho	23,000	140,331
Daiwa Securities Group	90,000	553,815
Daiwabo Holdings	3,800	173,106
Endo Lighting	3,100	29,094
F-Tech	9,500	119,141
Fujitsu Frontech	8,500	125,960
GMB	7,400	117,918
H-One	9,500	115,665
Ichiken	6,091	136,507
Itoki	18,487	124,295
IwaiCosmo Holdings	9,400	131,215
Juki	16,600	241,742
JVC Kenwood	38,700	135,585
KEL	11,100	127,936
Kitagawa Iron Works	5,200	132,854
Krosaki Harima	2,600	120,344
Look Holdings	55,400	173,822
Maeda Seisakusho	12,200	107,358
MetalArt	30,000	105,379
Misawa Homes	14,100	119,564
Mixi	13,700	452,406
Nippon Piston Ring	6,300	126,669
Nisshin Fudosan	17,100	128,579
Nittetsu Mining	2,300	140,542
NuFlare Technology	2,000	132,455
Okura Industrial	22,000	123,161
Okuwa	8,000	86,425
Sanko Gosei	24,203	123,760
Sanoyas Holdings	50,561	123,026
Shibaura Mechatronics	31,645	127,078
Shinagawa Refractories	4,000	108,123
Showa	5,800	86,905
T RAD	3,400	122,228

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Taiho Kogyo, Cl A	9,100	$122,865
Takaoka Toko	8,000	136,553
Tera Probe *	11,224	143,431
Toa Road	3,312	118,459
Togami Electric Manufacturing	800	16,502
Toho Holdings	7,800	190,933
Towa Pharmaceutical	2,300	146,433
UEX	20,335	136,534
Wakachiku Construction	7,600	120,479
Yurtec	17,200	150,413

		6,342,128

MALAYSIA — 0.2%
AirAsia	343,905	337,462
George Kent Malaysia	84,073	84,641
Muhibbah Engineering M	62,464	47,125
Padini Holdings	83,959	90,946
Sime Darby	147,300	100,240
Supermax	164,100	121,292
Top Glove	109,200	264,685
UEM Edgenta *	78,600	48,079

		1,094,470

MEXICO — 0.0%
Rassini	19,300	81,165

NETHERLANDS — 0.0%
ForFarmers	9,182	129,066

NIGERIA — 0.0%
Access Bank	1,788,200	55,633
United Bank for Africa	3,249,323	104,249
Zenith Bank	1,002,347	76,429

		236,311

NORWAY — 0.3%
Austevoll Seafood	13,175	158,974
Awilco Drilling	7,717	41,364
Bakkafrost P	5,792	332,836
BW Offshore	31,725	173,607
DNO *	223,581	416,934
Leroy Seafood Group	48,126	353,823

		1,477,538

PHILIPPINES — 0.0%
First Philippine Holdings	81,721	102,567

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
PORTUGAL — 0.1%
CTT-Correios de Portugal	71,670	$264,665
Mota-Engil SGPS	29,154	126,567
Semapa-Sociedade de Investimento e Gestao	5,514	123,452

		514,684

PUERTO RICO — 0.1%
Triple-S Management, Cl B *	12,534	355,339

SINGAPORE — 0.3%
AEM Holdings	49,829	229,228
China Sunsine Chemical Holdings	175,100	198,077
China Yuchai International	9,248	192,451
Hi-P International, Cl P	145,400	182,024
Hock Lian Seng Holdings	20,700	7,337
k1 Ventures (B)	58,160	33,334
Lian Beng Group	263,700	119,321
M1	88,400	120,667
Sunningdale Tech	144,500	141,667
UMS Holdings	315,600	257,050

		1,481,156

SOUTH AFRICA — 0.0%
Harmony Gold Mining ADR	59,923	121,644

SOUTH KOREA — 1.2%
AK Holdings	952	65,068
CKD Bio	8,859	190,775
Crown Confectionery	3,557	47,624
Daehan Steel	2,758	30,471
Daihan Pharmaceutical	5,819	242,992
DNF	9,486	103,027
Dong-Ah Geological Engineering .	6,466	126,832
Dongwon Industries	329	104,117
F&F	2,472	101,144
Global Standard Technology	11,716	103,991
Great Rich Technologies	42,470	116,111
HanmiGlobal	15,863	152,979
Heng Sheng Holding Group	64,242	120,298
HEUNGKUK METALTECH	9,101	93,306
Hyundai Telecommunication	6,742	74,171
iMarketKorea	18,744	159,176
Interpark Holdings	26,465	87,097
INZI Display	57,985	94,737
JASTECH	8,042	99,014
JB Financial Group	12,226	70,399

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
JW Life Science	548	$13,443
Korea Autoglass	6,596	103,752
Kortek	4,473	69,940
Kwangju Bank	8,945	93,801
Kyungdong Pharm	3,519	82,205
LG Electronics	1,263	120,618
LG Uplus	43,410	499,923
LMS	10,653	78,797
Lotte Chemical	144	55,818
Lotte Food	137	95,562
MAKUS	28,716	116,284
Mhethanol	14,018	87,149
Mirae Asset Life Insurance	19,626	100,514
NS Shopping	6,269	82,174
Organic Tea Cosmetics Holdings .	42,739	128,251
Sajo Industries	2,721	180,118
Samchully	691	72,137
Samjin	13,284	114,550
Samjin Pharmaceutical	2,855	119,621
SK Hynix	15,230	1,204,939
Spigen Korea	2,638	127,695
Tongyang Life Insurance	11,743	90,597
Tongyang pile	23,423	130,049
Wonik Holdings *	18,945	119,376
Woongjin Thinkbig	22,299	147,818

		6,218,460

SWEDEN — 0.3%
Bergman & Beving, Cl B	4,909	51,127
BioGaia, Cl B	2,892	139,041
Biotage	12,367	127,107
International Petroleum *	30,655	144,232
Klovern, Cl B	111,774	140,026
Lifco, Cl B	3,086	112,421
Mycronic	13,134	151,489
Orexo *	29,306	121,486
Peab	27,321	243,050
SkiStar	5,986	123,731
Tethys Oil	14,625	131,107

		1,484,817

SWITZERLAND — 0.1%
ALSO Holding	987	122,304
Implenia	1,617	124,090

		246,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — 0.0%
Amarin ADR *	25,745	$70,799

UNITED STATES — 18.2%
Consumer Discretionary — 3.2%
Abercrombie & Fitch, Cl A	18,493	473,791
Advance Auto Parts	500	57,225
American Eagle Outfitters	14,400	297,792
BBX Capital, Cl A	27,600	275,448
Beazer Homes USA *	23,922	351,175
Best Buy	1,200	91,836
BJ’s Restaurants	6,838	381,902
Boot Barn Holdings *	11,224	219,654
Camping World Holdings, Cl A	12,500	357,875
Carrols Restaurant Group *	49,113	505,864
Century Casinos *	25,768	197,898
Century Communities *	5,501	169,156
Chipotle Mexican Grill, Cl A *	320	135,466
Citi Trends	14,226	435,742
Conn’s *	6,171	157,360
Dave & Buster’s Entertainment * .	100	4,249
Deckers Outdoor *	4,500	419,670
Del Frisco’s Restaurant Group *	2,400	38,160
Del Taco Restaurants *	17,600	196,416
Dick’s Sporting Goods	3,800	125,742
Expedia Group	3,400	391,476
Floor & Decor Holdings, Cl A *	10,300	572,577
FTD *	21,097	135,865
GameStop, Cl A	77,900	1,063,335
Gannett	39,657	383,483
GNC Holdings, Cl A *	64,600	229,330
Gray Television *	21,245	240,069
Hibbett Sports *	20,713	563,394
Hilton Grand Vacations *	11,900	511,700
J Alexander’s Holdings *	21,086	251,978
JC Penney *	56,000	162,960
Johnson Outdoors, Cl A	3,944	255,413
K12 *	16,612	254,164
Lakeland Industries *	9,400	121,730
M/I Homes *	12,392	377,708
Modine Manufacturing *	15,612	268,526
Monarch Casino & Resort *	3,699	157,799
Movado Group	4,546	179,340
New Media Investment Group	11,370	188,515
Nutrisystem	2,300	66,700
Perry Ellis International *	12,791	331,926
RCI Hospitality Holdings	15,491	421,200

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Rocky Brands	16,470	$392,810
Ruth’s Hospitality Group	15,332	411,664
Shutterfly *	800	64,736
Stoneridge *	14,640	385,471
Tailored Brands	9,290	293,100
Texas Roadhouse, Cl A	2,200	140,976
Tilly’s, Cl A	16,824	188,597
Tower International	4,243	125,168
Town Sports International Holdings *	27,224	253,183
Ulta Beauty *	4,370	1,096,477
Vista Outdoor *	16,330	273,527
William Lyon Homes, Cl A *	10,009	268,842
Winnebago Industries	6,551	248,283
Zumiez *	29,751	696,173

		16,860,616

Consumer Staples — 0.7%
Central Garden & Pet, Cl A *	12,845	455,998
Coca-Cola Bottling Consolidated .	200	33,678
Dean Foods	36,397	313,378
Ingles Markets, Cl A	6,088	208,514
Natural Health Trends	2,800	51,968
Performance Food Group *	2,200	71,390
Philip Morris International	6,600	541,200
Sanderson Farms	2,300	255,668
TreeHouse Foods *	5,900	227,150
Universal	2,900	136,445
US Foods Holding *	29,400	1,004,892
USANA Health Sciences *	900	94,995

		3,395,276

Energy — 1.2%
Abraxas Petroleum *	101,759	291,031
Arch Coal	7,409	598,870
Archrock	126,613	1,367,420
Exterran*	12,776	374,209
Halcon Resources *	48,800	262,056
ION Geophysical *	5,753	165,686
Matrix Service *	6,294	96,928
McDermott International *	26,599	175,553
Oasis Petroleum *	11,700	129,051
Overseas Shipholding Group, Cl A *	82,347	307,154
Pacific Ethanol *	35,178	123,123
Pioneer Energy Services *	27,194	93,819
Renewable Energy Group *	10,841	139,849
Rowan, Cl A *	46,600	672,904

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
SEACOR Holdings *	4,500	$246,780
SilverBow Resources *	1,000	30,650
Solaris Oilfield Infrastructure, Cl A *	9,453	177,716
Transocean *	77,000	952,490
W&T Offshore *	35,245	214,995
World Fuel Services	1,800	38,646

		6,458,930

Financials — 2.5%
Anworth Mortgage Asset ‡	19,648	92,935
Arbor Realty Trust ‡	23,295	204,064
Ares Commercial Real Estate ‡	14,675	179,475
Bank of Marin Bancorp	2,961	214,821
Berkshire Hills Bancorp	11,575	439,271
Blue Hills Bancorp	8,992	182,762
Boston Private Financial Holdings	15,305	245,645
Brookline Bancorp	13,428	222,905
Bryn Mawr Bank	3,697	164,886
Carolina Financial	3,407	133,588
Century Bancorp, Cl A	4,371	349,680
Dime Community Bancshares	8,299	163,905
Dynex Capital ‡	39,798	261,871
Enterprise Financial Services	7,740	393,579
EZCORP, Cl A *	18,238	249,861
Farmers National Banc	18,211	268,612
Federal Agricultural Mortgage, Cl C	4,662	398,648
First Busey	11,613	344,325
First Connecticut Bancorp	10,052	242,253
First Defiance Financial	5,747	342,866
First Financial Northwest	14,488	244,847
First Internet Bancorp	6,248	213,682
First Merchants	10,716	461,645
First of Long Island	9,636	255,354
FS Bancorp	3,555	204,697
Hanmi Financial	3,477	95,965
Heritage Commerce	12,095	199,447
Horizon Bancorp	11,781	338,822
Independent Bank	300	7,170
Independent Bank Group	6,329	451,891
Malvern Bancorp *	5,059	128,752
Mercantile Bank	4,512	159,274
Meridian Bancorp	17,434	329,503
MTGE Investment ‡	16,031	290,963
Old Second Bancorp	20,764	296,925
Oppenheimer Holdings, Cl A	8,707	233,783
Oritani Financial	11,003	168,346

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Peapack Gladstone Financial	10,358	$342,228
PennyMac Financial Services, Cl A *	11,613	239,228
Piper Jaffray	2,698	188,995
Preferred Bank	7,561	481,938
Pzena Investment Management, Cl A	9,783	85,699
RBB Bancorp	6,244	170,586
Riverview Bancorp	19,283	181,067
Sierra Bancorp	11,932	332,426
Stock Yards Bancorp	4,332	162,233
Third Point Reinsurance *	29,100	387,030
Two River Bancorp	7,681	130,884
United Community Banks	6,469	206,555
United Community Financial	15,102	152,983
Walker & Dunlop	7,950	454,025
Western Asset Mortgage Capital ‡	26,234	261,028

		12,953,923

Health Care — 1.7%
Addus HomeCare *	3,079	161,648
Analogic	3,500	290,850
AngioDynamics *	10,333	200,254
Applied Genetic Technologies *	42,433	194,131
Arena Pharmaceuticals *	4,993	198,921
BioCryst Pharmaceuticals *	16,676	82,046
BioTime *	44,857	96,891
Boston Scientific *	18,300	525,576
Bristol-Myers Squibb	7,400	385,762
Calithera Biosciences *	7,856	48,314
Celgene *	1,500	130,650
Charles River Laboratories International *	600	62,514
CytomX Therapeutics *	12,100	318,230
DaVita *	3,700	232,323
Depomed *	13,016	81,740
Emergent BioSolutions *	14,300	741,598
Enanta Pharmaceuticals *	4,400	409,420
Enzo Biochem *	20,988	125,928
FONAR *	1,441	40,996
Harvard Bioscience *	25,575	147,056
Hologic *	4,800	186,192
Intersect ENT *	7,946	317,443
Lantheus Holdings *	10,071	179,264
Masimo *	2,500	224,325
NuVasive *	5,800	308,618
Ophthotech *	45,388	119,370
Owens & Minor	14,900	242,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Patterson	12,100	$281,688
PDL BioPharma *	52,107	152,152
Phibro Animal Health, Cl A	6,129	259,257
Premier, Cl A *	1,700	56,083
Providence Service *	3,808	288,951
R1 RCM *	16,120	119,772
RadNet *	22,603	299,490
RTI Surgical *	54,221	238,572
Spectrum Pharmaceuticals *	14,648	233,196
Surmodics *	3,293	122,994
Tivity Health *	4,709	169,289
Vanda Pharmaceuticals *	5,311	74,088
Varex Imaging *	5,000	179,950
Zimmer Biomet Holdings	3,400	391,578

		8,919,245

Industrials — 2.6%
ACCO Brands	32,505	391,685
ArcBest	18,946	608,167
Argan	1,400	56,000
Atkore International Group *	71,407	1,268,902
Barrett Business Services	6,300	551,376
Briggs & Stratton	9,385	169,212
CAI International *	7,593	170,691
CBIZ *	19,248	358,013
Columbus McKinnon	4,701	168,672
Comfort Systems USA	600	25,320
Commercial Vehicle Group *	33,314	223,537
Covenant Transportation Group, Cl A *	4,367	121,184
CRA International	11,855	669,452
Crane	2,700	225,828
DXP Enterprises *	5,241	190,248
Encore Wire	600	31,590
Essendant	10,053	74,794
Federal Signal	6,562	142,133
Franklin Covey *	7,832	191,101
GMS *	4,600	143,336
Graham	10,588	228,489
Heidrick & Struggles International	20,193	760,267
Hurco	7,683	339,589
ICF International	400	26,840
Kadant	2,265	208,946
Kelly Services, Cl A	9,345	273,435
Kimball International, Cl B	12,022	198,603
LB Foster, Cl A *	16,820	396,111

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
LSC Communications	2,358	$41,218
ManpowerGroup	1,200	114,864
Masco	5,700	215,859
MSC Industrial Direct, Cl A	1,600	138,304
Nexeo Solutions *	15,311	156,019
Nordson	700	90,020
Owens Corning	2,600	170,274
Patrick Industries *	7,118	405,014
PGT Innovations *	9,525	166,211
Pitney Bowes	5,500	56,210
Raven Industries	12,317	450,802
RCM Technologies	16,917	87,968
RPX	41,500	449,445
Ryder System	1,800	121,374
Spartan Motors	9,109	162,596
Titan International	7,899	81,360
Titan Machinery *	16,633	321,350
United Rentals *	700	105,000
Universal Forest Products	9,138	291,319
USA Truck *	7,867	189,044
Vectrus *	20,988	755,568
VSE	5,179	265,631
Wabash National	17,838	357,830
Woodward	1,300	93,522

		13,500,323

Information Technology — 2.4%
Advanced Energy Industries *	5,265	313,531
AudioCodes *	58,277	419,594
Avaya Holdings *	43,800	1,002,582
Bel Fuse, Cl B	4,523	87,520
Blucora *	10,204	265,304
CA	5,600	194,880
Cadence Design Systems *	8,100	324,486
Cardtronics *	4,000	105,000
Care.com *	18,348	286,229
ChannelAdvisor *	11,120	147,896
Citrix Systems *	1,600	164,656
Cohu	10,693	228,830
CommScope Holding *	2,400	91,728
CommVault Systems *	1,200	83,940
Control4 *	6,500	135,460
DHI Group *	60,460	84,644
eGain *	26,737	231,275
Extreme Networks *	22,174	237,262
Hackett Group	1,500	24,315

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Information Services Group *	37,209	$161,487
InterDigital	1,400	104,230
Juniper Networks	9,500	233,605
Kimball Electronics *	19,621	310,993
Kulicke & Soffa Industries *	11,800	270,102
Limelight Networks *	36,194	186,761
LivePerson *	20,103	337,731
LogMeIn	2,600	286,520
Micron Technology *	5,310	244,154
MicroStrategy, Cl A *	1,800	229,428
MobileIron *	45,497	211,561
Nova Measuring Instruments *	10,184	267,330
Novanta *	3,927	230,908
PC Connection	9,857	263,083
PCM *	5,600	72,520
Perceptron *	23,946	210,485
Perficient *	10,297	254,645
Pixelworks *	39,507	169,090
PRGX Global *	33,699	330,250
Progress Software	19,100	705,363
QuinStreet *	16,975	190,799
Rudolph Technologies *	12,084	306,329
ScanSource *	4,004	137,337
Science Applications International	1,700	145,843
Seachange International *	52,647	165,838
SMART Global Holdings *	2,416	94,586
SolarEdge Technologies *	6,908	363,706
SPS Commerce *	600	41,142
Sykes Enterprises *	4,519	129,967
SYNNEX	3,900	390,663
Tech Data *	900	68,625
Ultra Clean Holdings *	14,411	252,337
Vishay Precision Group *	6,536	184,969
Web.com Group *	6,000	111,600
Xcerra *	29,366	354,741
Xerox	700	22,015
XO Group *	2,300	49,864

		12,519,739

Materials — 1.0%
Axalta Coating Systems *	5,200	160,680
Core Molding Technologies	13,160	203,980
FutureFuel	21,883	256,031
Greif, Cl A	1,300	76,076
Intrepid Potash *	66,845	302,808

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
Koppers Holdings *	9,251	$405,194
Kraton *	3,788	172,998
Louisiana-Pacific	2,400	67,992
Mercer International	18,937	253,756
Norbord	12,855	531,426
OMNOVA Solutions *	23,946	261,011
Rayonier Advanced Materials	18,160	388,624
Resolute Forest Products *	35,968	356,083
Schnitzer Steel Industries, Cl A	7,452	219,461
Universal Stainless & Alloy Products *	10,209	299,532
Venator Materials *	3,900	70,239
Verso *	52,523	948,565
Warrior Met Coal	1,011	23,506

		4,997,962

Real Estate — 2.5%
American Assets Trust ‡	6,000	201,420
American Homes 4 Rent, Cl A ‡	28,600	577,720
Ashford Hospitality Trust ‡	56,056	385,665
Braemar Hotels & Resorts ‡	41,512	431,725
Brixmor Property Group ‡	20,000	297,800
BRT Apartments ‡	7,759	93,806
CareTrust ‡	30,000	396,300
CatchMark Timber Trust, Cl A ‡	24,163	315,086
CBL & Associates Properties ‡	32,700	136,686
CoreSite Realty ‡	9,282	966,256
CyrusOne ‡	20,500	1,098,595
Digital Realty Trust ‡	400	42,276
Equinix ‡	2,570	1,081,430
Equity LifeStyle Properties ‡	4,400	392,304
Forest City Realty Trust, Cl A ‡	49,507	993,111
Global Net Lease ‡	53,700	999,357
Healthcare Trust of America, Cl A ‡	18,300	457,317
Host Hotels & Resorts ‡	25,200	492,912
Innovative Industrial Properties, Cl A ‡	11,400	389,196
Kite Realty Group Trust ‡	13,100	192,832
NexPoint Residential Trust ‡	11,345	303,933
PS Business Parks ‡	3,900	449,592
QTS Realty Trust, Cl A ‡	29,200	1,033,388
Retail Properties of America, Cl A ‡	2,000	23,080
RMR Group	1,848	137,491
Senior Housing Properties Trust ‡	33,300	518,481
Simon Property Group ‡	3,900	609,726
Tanger Factory Outlet Centers ‡	4,100	89,995
Taubman Centers ‡	2,000	111,960

		13,219,440

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Telecommunication Services — 0.2%
Cogent Communications Holdings	1,400	$66,010
Telephone & Data Systems	31,600	863,628

		929,638

Utilities — 0.2%
Atlantica Yield	45,900	922,131
Just Energy Group	43,300	180,561
NRG Energy	3,000	93,000

		1,195,692

		94,950,784

Total Common Stock (Cost $129,362,008)		138,062,448

Total Investments— 89.2% (Cost $470,410,504)		$465,562,065

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (23.8)%
AUSTRALIA — (1.4)%
Afterpay Touch Group *	(75,185)	$(339,051)
Altura Mining *	(164,760)	(47,135)
Ardent Leisure Group	(66,448)	(94,548)
Australian Agricultural *	(89,470)	(74,093)
Bellamy’s Australia *	(15,744)	(214,655)
Bingo Industries	(73,539)	(146,160)
Bubs Australia *	(47,338)	(28,867)
Buddy Platform *	(1,164,495)	(96,436)
BWX	(50,756)	(193,732)
Clean TeQ Holdings *	(206,761)	(143,207)
Cooper Energy *	(49,535)	(12,866)
Corporate Travel Management	(11,688)	(218,926)
Domino’s Pizza Enterprises	(20,383)	(647,111)
EML Payments *	(127,536)	(120,019)
FlexiGroup	(44,048)	(68,312)
G8 Education	(262,869)	(447,255)
GetSwift *	(46,012)	(14,202)
HUB24 *	(12,312)	(102,794)
ImpediMed *	(126,227)	(53,217)
Infigen Energy *	(328,612)	(170,702)
InvoCare	(31,085)	(304,932)
IPH	(50,854)	(140,124)
Karoon Gas Australia *	(91,485)	(87,126)
Kidman Resources *	(103,191)	(153,432)
Liquefied Natural Gas *	(124,257)	(37,419)
Macquarie Atlas Roads Group	(58,230)	(281,880)
Metals X	(253,948)	(150,079)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
Nanosonics *	(39,401)	$(71,488)
NEXTDC *	(43,888)	(227,652)
Orica	(15,345)	(229,663)
Orocobre *	(69,629)	(296,173)
Pilbara Minerals *	(360,385)	(249,610)
Qube Holdings	(51,051)	(88,397)
Senex Energy *	(508,584)	(158,898)
Suncorp Group	(31,081)	(328,058)
Superloop	(78,037)	(111,625)
Syrah Resources *	(161,112)	(389,350)
Ten Network Holdings *	(564,928)	(68,049)
TPG Telecom	(64,518)	(271,033)
Vocus Group *	(106,354)	(196,167)
Webjet	(41,727)	(344,612)
Yowie Group *	(115,623)	(8,182)

		(7,427,237)

AUSTRIA — (0.1)%
IMMOFINANZ	(55,452)	(145,579)
Lenzing	(1,655)	(193,562)

		(339,141)

BELGIUM — (0.1)%
Exmar *	(2,452)	(17,174)
Lotus Bakeries	(30)	(85,136)
Materialise ADR *	(1,268)	(15,203)
Umicore	(7,833)	(437,579)

		(555,092)

BRAZIL — (0.1)%
BRF ADR *	(48,344)	(344,693)

CANADA — (0.9)%
Advantage Oil & Gas *	(9,358)	(29,945)
Alamos Gold, Cl A	(59,000)	(318,906)
Arizona Mining *	(46,200)	(145,730)
Barkerville Gold Mines *	(12,000)	(6,075)
Bombardier *	(141,200)	(436,593)
Boralex	(3,900)	(69,711)
Continental Gold *	(58,500)	(158,102)
Denison Mines *	(21,500)	(9,880)
DIRTT Environmental Solutions *	(17,500)	(76,736)
Eldorado Gold	(293,791)	(279,158)
High Liner Foods	(9,700)	(83,103)
IGM Financial	(10,600)	(325,360)
Ivanhoe Mines, Cl A *	(56,900)	(117,438)
Lundin Gold *	(4,800)	(18,431)
MAG Silver *	(1,400)	(15,560)
Major Drilling Group International *	(16,000)	(80,003)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
NexGen Energy *	(85,500)	$(170,474)
Novagold Resources *	(107,697)	(514,792)
Onex	(2,400)	(177,764)
Osisko Mining *	(3,600)	(7,458)
Precision Drilling *	(102,081)	(363,408)
Sherritt International *	(135,300)	(128,561)
TMAC Resources *	(1,700)	(9,970)
Torex Gold Resources *	(35,700)	(367,024)
Trican Well Service *	(126,300)	(336,420)
Uranium Participation *	(24,900)	(75,246)
Westport Fuel Systems *	(66,812)	(157,008)

		(4,478,856)

CHINA — (0.3)%
Aluminum Corp of China, Cl H *	(116,000)	(66,360)
BBMG, Cl H	(644,000)	(296,209)
BeiGene ADR *	(677)	(114,806)
Coolpad Group * (D)	(702,907)	(64,481)
Ctrip.com International ADR *	(6,953)	(284,378)
GDS Holdings ADR *	(12,233)	(356,837)
Honghua Group	(131,000)	(13,019)
Renren ADR *	(5,765)	(51,712)
Tarena International ADR	(18,564)	(187,682)
V1 Group *	(386,000)	(21,639)

		(1,457,123)

COLOMBIA — (0.0)%
Grupo Aval Acciones y Valores ADR	(7,410)	(65,653)

DENMARK — (0.1)%
ALK-Abello	(699)	(88,824)
Chr Hansen Holding	(3,927)	(357,202)

		(446,026)

FINLAND — (0.0)%
Caverion	(12,613)	(105,630)
Stockmann Abp, Cl B *	(7,907)	(38,385)
Tikkurila	(4,383)	(79,288)

		(223,303)

FRANCE — (0.0)%
Sequans Communications ADR *	(52,891)	(84,626)

GERMANY — (0.3)%
Aumann * (C)	(962)	(58,202)
BRAIN Biotechnology Research & Information Network *	(3,450)	(83,324)
Corestate Capital Holding	(234)	(12,970)
Delivery Hero * (C)	(3,146)	(150,445)
Ferratum	(3,022)	(97,256)

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
Hypoport *	(632)	$(122,112)
Rocket Internet * (C)	(9,668)	(283,470)
Senvion *	(1,035)	(13,599)
Shop Apotheke Europe * (C)	(1,548)	(72,531)
Symrise	(4,562)	(369,658)
Voltabox *	(2,352)	(61,975)
zooplus *	(474)	(98,453)

		(1,423,995)

GREECE — (0.1)%
Aegean Marine Petroleum Network	(40,415)	(113,162)
Diana Shipping *	(21,987)	(78,933)
Tsakos Energy Navigation	(51,812)	(187,560)

		(379,655)

HONG KONG — (0.6)%
Alibaba Health Information Technology *	(374,000)	(189,176)
Alibaba Pictures Group *	(1,460,000)	(165,557)
Beijing Enterprises Medical & Health Group *	(1,305,017)	(66,509)
Beijing Enterprises Water Group	(94,000)	(55,092)
Brilliance China Automotive Holdings	(178,000)	(321,136)
China Chengtong Development Group *	(346,756)	(16,789)
China Energine International Holdings *	(317,285)	(13,340)
China Evergrande Group	(104,154)	(335,075)
China Healthwise Holdings *	(688,337)	(8,682)
China Ocean Industry Group *	(3,161,949)	(19,338)
China Yurun Food Group *	(503,678)	(79,576)
CMBC Capital Holdings	(1,197,965)	(94,633)
CSSC Offshore and Marine Engineering Group, Cl H	(54,543)	(71,300)
Dingyi Group Investment *	(521,355)	(54,469)
Esprit Holdings *	(215,300)	(74,614)
FIH Mobile	(323,977)	(55,725)
Global Brands Group Holding *	(1,664,000)	(82,684)
Glorious Property Holdings *	(692,869)	(56,498)
Huayi Tencent Entertainment *	(120,000)	(6,957)
Jinchuan Group International Resources *	(340,000)	(69,744)
Landing International Development *	(2,299,000)	(52,725)
New Provenance Everlasting Holdings *	(1,628,284)	(23,028)
North Mining Shares, Cl C *	(1,407,814)	(26,009)
Panda Green Energy Group *	(641,147)	(68,619)
Renhe Commercial Holdings *	(1,556,884)	(31,540)
Shanghai Electric Group, Cl H	(762,295)	(277,776)
Shougang Concord International Enterprises *	(588,010)	(16,257)
Sino Oil And Gas Holdings *	(8,843,125)	(58,589)
Sinofert Holdings	(674,000)	(80,722)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Sinopec Oilfield Service, Cl H *	(1,785,662)	$(263,914)
Television Broadcasts	(20,900)	(66,572)
Tou Rong Chang Fu Group *	(236,900)	(4,135)
Viva China Holdings *	(440,208)	(52,161)
We Solutions *	(172,000)	(35,502)
Wison Engineering Services *	(312,000)	(53,665)

		(2,948,108)

ISRAEL — (0.1)%
Teva Pharmaceutical Industries ADR	(40,000)	(719,200)

ITALY — (0.1)%
Ansaldo STS	(5,290)	(79,214)
Bio On Spa *	(500)	(17,389)
Fila	(542)	(11,428)
GEDI Gruppo Editoriale *	(140,676)	(71,605)
Juventus Football Club *	(166,549)	(126,708)
Leonardo	(36,589)	(424,616)

		(730,960)

JAPAN — (1.0)%
Ain Holdings	(4,400)	(293,816)
Asia Development Capital *	(106,500)	(11,690)
Bell System24 Holdings	(2,900)	(46,529)
Benefit One	(5,700)	(133,897)
Ci:z Holdings	(5,000)	(241,036)
Colowide	(5,200)	(132,426)
Daikokuya Holdings *	(129,900)	(70,107)
Daiwa House Investment, Cl A ‡	(118)	(281,723)
EnBio Holdings *	(10,500)	(180,763)
Fasteps *	(4,900)	(65,979)
FP	(2,800)	(173,143)
Fuji Seal International	(2,000)	(74,826)
Funai Soken Holdings	(4,000)	(93,743)
Gexeed *	(54,300)	(79,970)
Goyo Intex *	(26,000)	(73,491)
IBJ	(8,600)	(77,724)
I-Freek Mobile *	(36,000)	(96,487)
Japan Drilling *	(4,400)	(76,835)
Kansai Paint	(10,300)	(232,155)
Kappa Create	(7,000)	(86,636)
KH Neochem	(2,000)	(60,739)
LAND *	(632,100)	(86,732)
LINE *	(5,400)	(197,338)
Macromill	(9,500)	(256,618)
Money Forward *	(3,700)	(150,613)
Nihon M&A Center	(13,400)	(393,469)
Osaka Steel	(1,175)	(25,344)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
O-uccino *	(2,800)	$(81,705)
Pacific Metals *	(2,600)	(91,566)
Phil *	(700)	(39,188)
Prestige International	(6,900)	(79,591)
Solasia Pharma *	(49,600)	(154,263)
Sun Capital Management *	(102,000)	(65,313)
Sushiro Global Holdings *	(3,700)	(192,243)
tella *	(14,603)	(76,809)
Toshiba	(149,000)	(399,351)
UT Group *	(7,000)	(193,697)
Uzabase *	(5,100)	(108,466)
Vector	(13,200)	(255,499)
Yoshimura Food Holdings *	(4,200)	(35,653)

		(5,467,173)

NETHERLANDS — (0.1)%
Altice, Cl A *	(6,145)	(58,906)
Basic-Fit * (C)	(2,768)	(83,399)
Boskalis Westminster	(11,960)	(354,861)
Takeaway.com Holding BV * (C)	(1,703)	(99,125)
Wessanen	(1,509)	(30,523)

		(626,814)

NEW ZEALAND — (0.0)%
Orion Health Group *	(55,057)	(25,567)

NORWAY — (0.1)%
Archer *	(36,860)	(43,190)
Borr Drilling *	(19,679)	(90,762)
Borregaard	(9,025)	(95,961)
Evry (C)	(21,514)	(80,453)
Hexagon Composites	(29,410)	(76,987)
IDEX *	(32,206)	(16,259)
NEL *	(31,133)	(10,781)
Next Biometrics Group *	(227)	(1,047)
Otello	(29,066)	(74,456)
Protector Forsikring *	(7,935)	(74,085)
Solstad Farstad	(115,316)	(89,553)
XXL (C)	(8,717)	(75,844)

		(729,378)

SINGAPORE — (0.1)%
Banyan Tree Holdings	(7,600)	(3,382)
Hyflux *	(56,140)	(9,622)
Mapletree Logistics Trust ‡	(90,300)	(86,486)
mm2 Asia *	(224,700)	(83,881)
Raffles Education *	(609,500)	(85,036)
Sembcorp Marine	(59,000)	(95,219)
Yoma Strategic Holdings	(202,600)	(65,700)

		(429,326)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — (0.1)%
Sibanye Gold ADR *	(94,295)	$(332,861)

SOUTH KOREA — (0.0)%
MagnaChip Semiconductor *	(16,803)	(157,108)

SWEDEN — (0.1)%
Byggmax Group	(17,882)	(95,060)
Eltel (C)	(9,755)	(28,207)
Evolution Gaming Group (C)	(1,481)	(93,359)
Munters Group * (C)	(5,744)	(33,323)
Qliro Group *	(66,266)	(80,518)
Ratos, Cl B	(25,315)	(100,547)
RaySearch Laboratories	(5,543)	(82,860)
Volati	(1,588)	(7,979)

		(521,853)

SWITZERLAND — (0.1)%
Evolva Holding *	(96,748)	(25,676)
HOCHDORF Holding	(191)	(53,869)
Meier Tobler Group	(2,162)	(71,121)
Mobimo Holding *	(312)	(80,755)
Zur Rose Group *	(714)	(84,009)

		(315,430)

TAIWAN — (0.0)%
ChipMOS TECHNOLOGIES ADR	(16,894)	(232,630)

UNITED KINGDOM — (0.1)%
GW Pharmaceuticals ADR *	(2,464)	(327,490)

UNITED STATES — (17.9)%
Consumer Discretionary — (3.6)%
Adient	(5,100)	(312,579)
American Outdoor Brands *	(8,591)	(94,501)
Aspen Group *	(29,850)	(231,934)
Barnes & Noble	(21,536)	(119,525)
Bassett Furniture Industries	(11,169)	(324,459)
Big 5 Sporting Goods	(31,977)	(268,607)
Bojangles’ *	(22,189)	(327,288)
Boston Omaha, Cl A *	(7,476)	(160,360)
Bridgepoint Education, Cl A *	(16,533)	(96,553)
Build-A-Bear Workshop, Cl A *	(13,867)	(126,190)
CarMax *	(16,200)	(1,012,500)
Carrols Restaurant Group *	(27,252)	(280,695)
Carvana, Cl A *	(16,200)	(424,602)
Chico’s FAS	(9,400)	(93,342)
Chuy’s Holdings *	(11,436)	(327,070)
Conn’s *	(28,700)	(731,850)
Core-Mark Holding	(7,983)	(164,530)
Ethan Allen Interiors	(7,837)	(172,806)
Fiesta Restaurant Group *	(16,930)	(355,530)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Gaia, Cl A *	(19,225)	$(291,259)
Golden Entertainment *	(10,288)	(275,204)
GoPro, Cl A *	(38,629)	(195,463)
Guess?	(16,700)	(388,943)
Habit Restaurants, Cl A *	(19,050)	(192,405)
Hamilton Beach Brands Holding, Cl A	(12,907)	(287,181)
Hemisphere Media Group, Cl A *	(14,519)	(158,257)
Horizon Global *	(20,488)	(153,045)
Liberty Media -Liberty Formula One, Cl A *	(10,900)	(306,399)
Lindblad Expeditions Holdings *	(27,042)	(296,110)
Lowe’s	(3,400)	(280,262)
MakeMyTrip *	(16,209)	(598,112)
Mattel	(103,538)	(1,532,362)
Michael Kors Holdings *	(15,900)	(1,087,878)
Motorcar Parts of America *	(10,320)	(196,493)
Murphy USA *	(13,300)	(832,181)
National CineMedia	(40,136)	(229,578)
Netshoes Cayman *	(23,763)	(111,211)
New Home *	(32,811)	(327,454)
Newell Brands	(39,400)	(1,088,622)
Nutrisystem	(9,267)	(268,743)
Overstock.com *	(8,600)	(327,660)
Papa John’s International	(300)	(18,600)
Sleep Number *	(4,300)	(121,862)
Sportsman’s Warehouse Holdings *	(43,151)	(215,323)
Standard Motor Products	(4,002)	(181,491)
Strattec Security	(2,902)	(94,895)
Tapestry	(3,800)	(204,326)
Tesla *	(5,120)	(1,504,768)
Under Armour, Cl A *	(17,000)	(301,920)
Under Armour, Cl C *	(11,700)	(179,595)
Universal Electronics *	(5,222)	(241,779)
Vitamin Shoppe *	(22,456)	(111,157)
Vuzix *	(3,900)	(24,375)
WideOpenWest *	(38,213)	(241,888)
Yatra Online *	(31,860)	(245,322)

		(18,737,044)

Consumer Staples — (0.6)%
Andersons	(5,874)	(191,786)
B&G Foods	(1,200)	(27,300)
Farmer Brothers *	(13,055)	(370,109)
John B Sanfilippo & Son	(5,487)	(312,155)
Kraft Heinz	(17,400)	(981,012)
Natural Grocers by Vitamin Cottage *	(18,988)	(135,764)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Orchids Paper Products	(10,613)	$(64,846)
Simply Good Foods *	(16,218)	(210,185)
Smart & Final Stores *	(37,109)	(189,256)
SpartanNash	(6,061)	(110,189)
SunOpta *	(50,752)	(342,576)
SUPERVALU *	(11,373)	(199,141)
Village Super Market, Cl A	(5,443)	(148,050)

		(3,282,369)

Energy — (1.0)%
Baker Hughes	(11,400)	(411,654)
Bristow Group	(13,063)	(209,661)
Cheniere Energy *	(4,000)	(232,640)
Golar LNG	(27,500)	(884,125)
Gulf Island Fabrication	(9,783)	(97,830)
Halcon Resources *	(27,357)	(146,907)
International Seaways *	(11,169)	(224,832)
Midstates Petroleum *	(11,287)	(157,905)
NCS Multistage Holdings *	(16,651)	(303,381)
ONEOK	(3,900)	(234,858)
Penn Virginia *	(3,112)	(144,459)
Ranger Energy Services, Cl A *	(20,009)	(165,074)
SandRidge Energy *	(9,253)	(134,539)
SemGroup, Cl A	(36,100)	(907,915)
Targa Resources	(12,900)	(605,913)
Williams Companies	(11,800)	(303,614)

		(5,165,307)

Financials — (2.9)%
Arlington Asset Investment, Cl A .	(15,852)	(181,347)
Associated Capital Group	(2,083)	(75,300)
Atlas Financial Holdings *	(11,343)	(119,101)
Banc of California	(16,588)	(318,490)
Bank of Princeton *	(5,554)	(184,504)
Beneficial Bancorp	(12,788)	(202,690)
Blue Capital Reinsurance Holdings	(22,625)	(262,450)
Capstar Financial Holdings *	(18,992)	(362,557)
Cboe Global Markets	(3,400)	(363,052)
China Rapid Finance ADR *	(13,028)	(53,936)
Citizens & Northern	(10,675)	(257,801)
City Holding	(2,339)	(167,426)
Civista Bancshares	(9,274)	(212,746)
Community Bankers Trust *	(23,235)	(202,144)
ConnectOne Bancorp	(12,604)	(332,746)
Deutsche Bank	(26,950)	(368,137)
Ditech Holding *	(8,772)	(49,998)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Ditech Holding, Cl A *	(1,667)	$—
Ditech Holding, Cl B *	(1,323)	—
Donegal Group, Cl A	(16,062)	(223,583)
Donnelley Financial Solutions *	(19,516)	(359,094)
Elevate Credit *	(41,068)	(313,760)
Equity Bancshares, Cl A *	(4,159)	(158,583)
Fanhua ADR	(7,361)	(202,023)
Farmers Capital Bank	(2,510)	(125,876)
Fidelity Southern	(6,916)	(157,201)
First Business Financial Services	(5,723)	(148,741)
GAMCO Investors, Cl A	(8,470)	(217,255)
Greenhill	(11,011)	(223,523)
Greenlight Capital Re, Cl A *	(10,685)	(165,617)
Hannon Armstrong Sustainable Infrastructure Capital ‡	(14,556)	(282,532)
HarborOne Bancorp *	(22,635)	(398,150)
Home BancShares	(6,376)	(148,178)
Howard Bancorp *	(15,938)	(302,822)
James River Group Holdings	(5,295)	(192,314)
Kearny Financial	(19,799)	(278,176)
Kinsale Capital Group	(5,218)	(268,988)
LendingTree *	(1,740)	(414,816)
Live Oak Bancshares	(7,299)	(206,197)
Maiden Holdings	(38,796)	(296,789)
Marsh & McLennan	(7,800)	(635,700)
MBT Financial	(11,738)	(119,434)
Midland States Bancorp	(8,738)	(275,247)
MidSouth Bancorp	(31,700)	(442,215)
National Bank Holdings, Cl A	(6,271)	(220,614)
OceanFirst Financial	(8,793)	(237,235)
Ohio Valley Banc	(3,643)	(165,939)
Old Point Financial	(7,110)	(186,993)
Opus Bank	(17,247)	(486,365)
Pacific Mercantile Bancorp *	(20,542)	(192,068)
Provident Financial Holdings	(8,988)	(164,930)
Prudential Bancorp	(6,403)	(116,983)
Republic First Bancorp *	(51,237)	(425,267)
Safeguard Scientifics *	(27,277)	(353,237)
Southern National Bancorp of Virginia	(9,119)	(148,184)
Summit Financial Group	(9,403)	(235,545)
Trupanion *	(18,248)	(479,557)
Union Bankshares	(5,544)	(209,624)
Univest Corp of Pennsylvania	(14,784)	(425,040)
Virtu Financial, Cl A	(700)	(25,200)
Virtus Investment Partners	(2,082)	(240,159)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Western New England Bancorp	(16,285)	$(175,878)
Willis Towers Watson	(3,100)	(460,381)

		(15,220,438)

Health Care — (1.2)%
Abeona Therapeutics *	(2,700)	(47,115)
Amphastar Pharmaceuticals *	(8,785)	(167,706)
AtriCure *	(7,308)	(162,457)
Capital Senior Living *	(10,420)	(122,435)
Cerus *	(28,076)	(145,995)
Codexis *	(19,929)	(224,201)
Corindus Vascular Robotics *	(48,771)	(50,722)
Dermira *	(36,900)	(336,159)
DexCom *	(6,094)	(445,959)
Endologix *	(46,225)	(199,230)
Evolent Health, Cl A *	(10,992)	(181,368)
Flexion Therapeutics *	(4,969)	(123,827)
Foamix Pharmaceuticals *	(16,718)	(80,079)
GenMark Diagnostics *	(23,122)	(144,744)
Immunomedics *	(1,600)	(29,136)
Invacare	(13,999)	(254,782)
K2M Group Holdings *	(15,285)	(291,944)
La Jolla Pharmaceutical *	(2,611)	(75,771)
LeMaitre Vascular	(5,734)	(180,334)
Nabriva Therapeutics *	(18,783)	(90,158)
NanoString Technologies *	(21,178)	(201,191)
Natus Medical *	(6,878)	(227,318)
Nevro *	(1,300)	(116,168)
Novelion Therapeutics *	(23,860)	(102,359)
OPKO Health *	(131,103)	(398,553)
Oxford Immunotec Global *	(11,019)	(141,374)
Pacific Biosciences of California *	(31,048)	(80,104)
Paratek Pharmaceuticals *	(6,671)	(71,380)
Puma Biotechnology *	(900)	(57,375)
Quotient *	(50,635)	(211,148)
Selecta Biosciences *	(9,360)	(109,699)
Spark Therapeutics *	(2,200)	(167,904)
Tactile Systems Technology *	(7,243)	(252,129)
Teladoc *	(12,973)	(557,839)
ViewRay *	(25,125)	(185,423)
Viveve Medical *	(26,910)	(92,570)

		(6,326,656)

Industrials — (1.7)%
American Superconductor *	(52,999)	(312,694)
Argan	(7,800)	(312,000)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Babcock & Wilcox Enterprises *	(94,474)	$(215,401)
BEST ADR *	(25,539)	(284,760)
CECO Environmental	(39,215)	(184,311)
Chicago Bridge & Iron	(45,100)	(681,010)
CIRCOR International	(4,546)	(192,614)
Costamare	(24,991)	(169,689)
Covanta Holding	(23,028)	(343,117)
Daseke *	(31,221)	(258,510)
Eagle Bulk Shipping *	(46,705)	(236,327)
Echo Global Logistics *	(13,389)	(365,520)
Energy Recovery *	(12,280)	(104,257)
Hertz Global Holdings *	(8,500)	(186,150)
Hudson Technologies *	(57,527)	(251,968)
Huron Consulting Group *	(6,053)	(226,685)
Huttig Building Products *	(36,768)	(228,329)
Insteel Industries	(10,463)	(314,204)
Johnson Controls International	(11,800)	(399,666)
KeyW Holding *	(9,707)	(75,132)
Kornit Digital *	(33,078)	(481,285)
LSC Communications	(5,804)	(101,454)
Maxar Technologies	(13,473)	(610,462)
Multi-Color	(5,280)	(342,936)
Northwest Pipe *	(11,054)	(218,095)
RADA Electronic Industries *	(28,531)	(68,189)
Star Bulk Carriers *	(9,181)	(111,090)
Team *	(23,900)	(405,105)
Wabtec	(12,200)	(1,083,482)
YRC Worldwide *	(18,950)	(157,664)

		(8,922,106)

Information Technology — (2.5)%
A10 Networks *	(36,402)	(222,052)
ADTRAN	(9,827)	(143,966)
Asure Software *	(19,695)	(298,182)
Avid Technology *	(30,466)	(136,488)
AXT *	(30,233)	(176,863)
Benefitfocus *	(14,961)	(451,822)
Brightcove *	(15,404)	(148,649)
Carbonite *	(4,841)	(150,555)
Cardtronics *	(8,461)	(222,101)
CEVA *	(9,623)	(313,710)
Clearfield *	(12,775)	(155,855)
CyberOptics *	(23,184)	(353,556)
EMCORE *	(30,691)	(138,110)
Everbridge *	(10,463)	(390,793)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Everspin Technologies *	(11,154)	$(79,300)
EVERTEC	(6,161)	(112,438)
GSI Technology *	(27,258)	(199,801)
Harmonic *	(51,975)	(189,709)
Impinj *	(29,731)	(365,394)
Infinera *	(21,026)	(246,425)
Instructure *	(7,891)	(319,980)
Iteris *	(31,680)	(160,618)
Kopin *	(36,783)	(121,752)
MACOM Technology Solutions Holdings *	(2,700)	(44,874)
Maxwell Technologies *	(13,220)	(67,819)
Mesa Laboratories	(2,908)	(489,445)
MoneyGram International *	(23,394)	(204,464)
MTS Systems	(6,162)	(313,030)
Nanometrics *	(3,069)	(76,173)
NIC	(11,383)	(169,038)
On Track Innovations *	(50,709)	(53,244)
Pandora Media *	(18,317)	(102,758)
Park City Group *	(20,836)	(164,604)
Park Electrochemical	(17,850)	(303,986)
PCM *	(18,452)	(238,953)
PDF Solutions *	(41,143)	(458,744)
PROS Holdings *	(7,886)	(232,795)
Quantenna Communications *	(31,145)	(394,607)
QuickLogic *	(49,206)	(68,396)
Reis	(8,789)	(184,569)
Resonant *	(1,993)	(8,211)
Shopify, Cl A *	(6,283)	(839,597)
Silicom *	(2,264)	(85,964)
Snap, Cl A *	(71,355)	(1,022,517)
SPS Commerce *	(2,961)	(203,036)
StarTek *	(16,666)	(147,327)
Telenav *	(30,300)	(156,045)
Trivago ADR *	(30,151)	(134,473)
Tucows, Cl A *	(5,374)	(339,906)
VASCO Data Security International *	(7,635)	(118,343)
Veeco Instruments *	(29,985)	(463,268)
Workiva, Cl A *	(15,542)	(349,695)
Xperi	(13,290)	(292,380)

		(12,826,380)

Materials — (0.7)%
Albemarle	(4,800)	(465,408)
Cia Siderurgica Nacional ADR *	(124,082)	(311,446)
Endeavour Silver *	(60,829)	(182,487)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
First Majestic Silver *	(115,422)	$(747,935)
Forterra *	(28,200)	(206,988)
Haynes International	(3,785)	(158,251)
MAG Silver *	(23,511)	(261,677)
Osisko Gold Royalties	(56,568)	(552,104)
Tahoe Resources	(40,983)	(206,144)
TimkenSteel *	(13,063)	(219,328)
US Concrete *	(5,039)	(294,529)

		(3,606,297)

Real Estate — (3.0)%
Acadia Realty Trust ‡	(4,210)	(99,356)
American Campus Communities ‡	(700)	(27,377)
Armada Hoffler Properties ‡	(22,042)	(299,110)
Bluerock Residential Growth, Cl A ‡	(18,870)	(169,641)
CBL & Associates Properties ‡	(63,775)	(266,580)
Cedar Realty Trust ‡	(40,700)	(158,323)
Chesapeake Lodging Trust ‡	(10,200)	(301,308)
City Office ‡	(15,565)	(177,130)
Colony NorthStar, Cl A ‡	(60,702)	(370,889)
Community Healthcare Trust ‡	(17,851)	(455,201)
DDR ‡	(71,600)	(519,100)
Duke Realty ‡	(38,500)	(1,043,350)
Easterly Government Properties ‡	(16,700)	(344,187)
Farmland Partners ‡	(27,000)	(205,740)
Franklin Street Properties ‡	(33,742)	(262,513)
Gladstone Land ‡	(18,452)	(232,495)
Hersha Hospitality Trust, Cl A ‡	(66,316)	(1,245,414)
Independence Realty Trust ‡	(40,171)	(377,607)
Iron Mountain ‡	(31,200)	(1,058,928)
Jernigan Capital ‡	(11,714)	(224,909)
Kilroy Realty ‡	(10,200)	(731,034)
LaSalle Hotel Properties ‡	(7,600)	(224,732)
Life Storage ‡	(12,300)	(1,087,812)
Macerich ‡	(13,900)	(800,918)
Maui Land & Pineapple *	(10,777)	(114,775)
Medical Properties Trust ‡	(54,800)	(700,344)
Omega Healthcare Investors ‡	(38,900)	(1,010,622)
Pennsylvania ‡	(19,629)	(190,009)
Realty Income ‡	(2,000)	(101,020)
Redfin *	(2,000)	(42,800)
RLJ Lodging Trust ‡	(3,900)	(81,003)
Seritage Growth Properties ‡	(28,800)	(1,024,416)
Sun Communities ‡	(300)	(28,155)
Tejon Ranch *	(10,052)	(244,565)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares/ Contracts	Value
UNITED STATES (continued)
Real Estate (continued)
Urstadt Biddle Properties, Cl A ‡ .	(8,459)	$(168,080)
Whitestone, Cl B ‡	(24,110)	(261,594)
WP Carey ‡	(12,500)	(798,125)

		(15,449,162)

Telecommunication Services — (0.4)%
CenturyLink	(49,200)	(914,136)
Cincinnati Bell *	(15,541)	(235,446)
Consolidated Communications Holdings	(50,661)	(572,469)
Intelsat *	(11,566)	(113,000)
ORBCOMM *	(24,399)	(220,079)

		(2,055,130)

Utilities — (0.3)%
Atlantic Power *	(37,626)	(82,777)
Cadiz *	(6,532)	(87,856)
Dominion Energy	(600)	(39,936)
Duke Energy	(4,000)	(320,640)
Southern	(23,200)	(1,069,984)

		(1,601,193)

		(93,192,082)

Total Common Stock (Proceeds $128,399,052)		$(123,981,380)

REGISTERED INVESTMENT COMPANIES — (1.6)%
EXCHANGE TRADED FUNDS — (1.7)%
Consumer Discretionary Select Sector SPDR Fund	(17,500)	(1,814,750)
Industrial Select Sector SPDR Fund	(20,700)	(1,494,954)
iShares Micro-Capital ETF	(2,227)	(216,799)
iShares Russell 2000 Index Fund	(10,926)	(1,675,174)
Utilities Select Sector SPDR Fund	(66,000)	(3,402,960)

Total Registered Investment Companies (Proceeds $8,459,689)		(8,604,637)

Securities Sold Short — (25.4)% (Proceeds $136,858,741)		$(132,586,017)

PURCHASED OPTIONS * — 0.0%(D)

Total Purchased Options — 0.0% (Cost $421,976)	464	$64,960

WRITTEN OPTIONS * — (0.4)%(D)

Total Written Options — 0.4% (Proceeds $3,301,757)	(696)	$(2,245,760)

A list of open option contracts held by the Fund at April 30, 2018, is as follows:

PURCHASED OPTIONS — 0.0%
	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
May 18 Calls on SPX*	232	$61,434,760	$2,755.00	05/19/18	$37,120
Put Option
May 18 Puts on SPX*	232	61,434,760	2,385.00	05/19/18	27,840

Total Purchased Options					$64,960

WRITTEN OPTIONS — (0.4)%(A)
	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
May 18 Calls on SPX*	(232)	$(61,434,760)	$2,600.00	05/19/18	$(1,473,200)
Put Option
May 18 Puts on SPX*	(464)	(122,869,520)	2,600.00	05/19/18	(772,560)

Total Written Options					$(2,245,760)

A list of futures contracts held by the Fund at April 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-MINI	42	Jun-2018	$4,236,154	$4,255,650	$19,496
MSCI Emerging Markets E-MINI	16	Jun-2018	929,247	921,760	(7,487)
S&P 500 Index E-MINI	(67)	Jun-2018	(9,061,738)	(8,867,450)	194,288
U.S. 10-Year Treasury Note	14	Jun-2018	1,687,206	1,674,750	(12,456)

			$(2,209,131)	$(2,015,290)	$193,841

A list of OTC Total Return Swaps held by the Fund at April 30, 2018, is as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ABLE CandC ORD SHS	BAML	12/13/2018	1M LIBOR	(4,693)	$(79,046)	$4,151
ACTER ORD SHS	BAML	12/17/2018	1M LIBOR	19,000	146,395	724
AGT FOOD AND INGREDIENTS	BAML	12/24/2018	1M LIBOR	(4,900)	(76,504)	13,950
AIR NEW ZEALAND ORD SHS	BAML	6/29/2018	1M LIBOR	62,795	149,464	(3,980)
AIR NEW ZEALAND ORD SHS	BAML	6/29/2018	1M LIBOR	63,070	130,381	15,739
ALUMINUM CORPORATION OF C	BAML	6/29/2018	1M LIBOR	(214,000)	(125,610)	3,169
ANSELL ORD SHS	BAML	6/29/2018	1M LIBOR	22,255	447,570	(7,851)
ARCHER ORD SHS	BAML	5/2/2018	1M LIBOR	(27,635)	(30,105)	(2,527)
ASTA ORD SHS	BAML	1/8/2019	1M LIBOR	(1,035)	(19,054)	3,447
AUMANN ORD SHS	BAML	5/2/2018	1M LIBOR	(154)	(11,342)	2,002
AUSTRALIAN AGRICULTURAL C	BAML	12/10/2018	1M LIBOR	(8,971)	(11,128)	3,652
AUSTRALIAN AGRICULTURAL C	BAML	12/17/2018	1M LIBOR	(65,615)	(67,329)	12,648
AVANTI COMMUNICATIONS GROUP PLC SUB.SHS	BAML	5/2/2018	1M LIBOR	(5,307)	—	—
B2W COMPANHIA DIGITAL ORD	BAML	12/21/2018	1M LIBOR	(36,300)	(200,494)	(103,057)
B3 BRASIL BOLSA BALCAO OR	BAML	12/21/2018	1M LIBOR	(23,100)	(177,911)	8,805
BARKERVILLE GOLD MINES OR	BAML	12/24/2018	1M LIBOR	(79,500)	(41,102)	877
BEIJING ENTERPRISES WATER	BAML	6/29/2018	1M LIBOR	(488,000)	(323,463)	37,410
BIOLEADERS ORD SHS	BAML	1/8/2019	1M LIBOR	(478)	(7,236)	(2,029)
BNN TECHNOLOGY ORDINARY S	BAML	5/2/2018	1M LIBOR	(5,614)	(7,589)	4,336
BOVIS HOMES GROUP ORD SHS	BAML	5/2/2018	1M LIBOR	20,229	331,385	13,430
CABCHARGE AUSTRALIA ORD S	BAML	1/28/2019	1M LIBOR	96,328	148,980	(13,971)
CELLNEX TELECOM ORD SHS	BAML	5/2/2018	1M LIBOR	(11,399)	(300,768)	(6,110)
CEMENTOS ARGOS ORD SHS	BAML	11/27/2018	1M LIBOR	(18,245)	(71,630)	7,080
CEMEX CPO	BAML	12/24/2018	1M LIBOR	(424,400)	(287,858)	21,155
CENTAMIN ORD SHS	BAML	5/2/2018	1M LIBOR	204,850	453,079	(10,070)
CHI MEI MATERIALS TECHNOL	BAML	8/3/2018	1M LIBOR	(70,000)	(32,763)	7,312
CHINA ENERGINE INTERNATIO	BAML	6/29/2018	1M LIBOR	(124,000)	(8,272)	3,058
CHINA FISHERY GROUP ORD S	BAML	12/13/2018	1M LIBOR	(795,300)	(44,391)	44,331
CHINA OCEAN INDUSTRY GROU	BAML	6/29/2018	1M LIBOR	(1,045,000)	(25,877)	19,485
CHONG KUN DANG PHARMACEUT	BAML	9/21/2018	1M LIBOR	2,054	193,938	28,394
CHONG KUN DANG PHARMACEUT	BAML	9/21/2018	1M LIBOR	1,530	170,500	(4,888)
CKH FOOD and HEALTH ORD S	BAML	1/8/2019	1M LIBOR	(14,912)	(9,600)	(223)
CONTINENTAL GOLD ORD SHS	BAML	12/24/2018	1M LIBOR	(6,000)	(17,245)	1,038
CREATIVE and INNOVATIVE S	BAML	12/13/2018	1M LIBOR	(20,785)	(47,076)	(8,593)
CRUCIALTEC ORD SHS	BAML	1/8/2019	1M LIBOR	(32,595)	(61,716)	4,873
CSR ORD SHS	BAML	6/29/2018	1M LIBOR	106,688	331,525	124,338
CSR ORD SHS	BAML	1/28/2019	1M LIBOR	100,268	376,078	52,354
CUREXO ORD SHS	BAML	1/8/2019	1M LIBOR	(2,253)	(21,697)	(815)
DAESANG ORD SHS	BAML	9/21/2018	1M LIBOR	8,104	193,413	6,020
DART GROUP ORD SHS	BAML	5/2/2018	1M LIBOR	5,431	64,307	(55)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
DE LA RUE ORD SHS	BAML	5/2/2018	1M LIBOR	(11,646)	$(81,060)	$(4,097)
DELIVERY HERO ORD SHS	BAML	5/2/2018	1M LIBOR	(1,911)	(76,479)	(15,126)
DEXTER STUDIOS ORD SHS	BAML	12/13/2018	1M LIBOR	(818)	(7,421)	88
DEXTER STUDIOS ORD SHS	BAML	1/8/2019	1M LIBOR	(1,784)	(17,158)	1,165
DIGITAL OPTICS ORD SHS	BAML	12/13/2018	1M LIBOR	(13,233)	(17,407)	(7,812)
DXB ENTERTAINMENTS ORD SH	BAML	7/30/2018	1M LIBOR	(116,879)	(38,503)	26,221
ELDORADO GOLD ORD SHS	BAML	12/24/2018	1M LIBOR	(27,600)	(26,410)	199
ELDORADO GOLD ORD SHS	BAML	12/24/2018	1M LIBOR	(114,700)	(109,754)	826
EVOLVA HOLDING ORD SHS	BAML	5/2/2018	1M LIBOR	(113,125)	(42,472)	12,360
EXMAR NV ORD SHS	BAML	5/2/2018	1M LIBOR	(3,803)	(29,026)	2,326
FLEXIGROUP ORD SHS	BAML	12/10/2018	1M LIBOR	(20,010)	(24,052)	(7,177)
FORD OTOMOTIV SANAYI A OR	BAML	7/30/2018	1M LIBOR	4,883	63,562	4,236
FOURTH-LINK ORD SHS	BAML	1/8/2019	1M LIBOR	(1,892)	(3,845)	(1,362)
FOXTONS GROUP ORD SHS	BAML	5/2/2018	1M LIBOR	(65,325)	(75,801)	6,585
GLOBE UNION INDUSTRIAL OR	BAML	12/17/2018	1M LIBOR	152,000	109,114	3,720
GUANGDONG PROVINCIAL EXPR	BAML	9/11/2018	1M LIBOR	111,133	98,752	(3,162)
GUILLEMOT CORPORATION ORD	BAML	5/2/2018	1M LIBOR	19,331	126,380	(18,973)
HANIL VACUUM ORD SHS	BAML	1/8/2019	1M LIBOR	(49,617)	(105,572)	(5,744)
HANPIN ELECTRON ORD SHS	BAML	12/17/2018	1M LIBOR	25,137	25,809	(4,399)
HANSSEM ORD SHS	BAML	12/13/2018	1M LIBOR	(952)	(132,072)	29,465
HANWHA AEROSPACE ORD SHS	BAML	12/13/2018	1M LIBOR	(2,957)	(84,148)	18,218
HLB POWER ORD SHS	BAML	12/13/2018	1M LIBOR	(10,793)	(11,401)	(4,525)
HONGHUA GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	(614,000)	(51,719)	(9,309)
HSIN CHONG GROUP HOLDINGS	BAML	6/29/2018	1M LIBOR	(116,000)	(5,209)	36
HSIN CHONG GROUP HOLDINGS	BAML	12/13/2018	1M LIBOR	(2,182,000)	(97,878)	560
HUAXIN CEMENT ORD SHS B	BAML	9/11/2018	1M LIBOR	94,900	122,269	7,839
HUAYI TENCENT ENTERTAINME	BAML	6/29/2018	1M LIBOR	(270,000)	(12,298)	(3,357)
HUONS GLOBAL ORD SHS	BAML	9/21/2018	1M LIBOR	3,473	229,915	140
HWASEUNG ENTERPRISE ORD S	BAML	12/13/2018	1M LIBOR	(3,754)	(76,846)	1,481
HYUNDAI MIPO DOCKYARD ORD	BAML	12/13/2018	1M LIBOR	(3,403)	(333,763)	51,990
HYUNDAI MIPO DOCKYARD ORD	BAML	1/8/2019	1M LIBOR	(256)	(22,052)	855
ILUKA RESOURCES ORD SHS	BAML	6/29/2018	1M LIBOR	35,340	313,401	1,189
INGHAMS GROUP ORD SHS	BAML	1/28/2019	1M LIBOR	47,015	126,552	7,018
INTEGRATED TECHNOLOGY EXP	BAML	12/17/2018	1M LIBOR	79,000	98,481	(5,795)
IRIVER ORD SHS	BAML	12/13/2018	1M LIBOR	(1,203)	(8,705)	191
ITAU CORPBANCA ORD SHS	BAML	12/24/2018	1M LIBOR	(15,014,355)	(135,477)	(19,826)
IVANHOE MINES ORD SHS CLA	BAML	12/24/2018	1M LIBOR	(12,400)	(44,588)	19,009
IVANHOE MINES ORD SHS CLA	BAML	12/24/2018	1M LIBOR	(24,200)	(87,018)	37,098
JENAX ORD SHS	BAML	12/13/2018	1M LIBOR	(374)	(10,001)	226
JW LIFE SCIENCE ORD SHS	BAML	9/21/2018	1M LIBOR	3,714	90,366	(343)
KC ORD SHS	BAML	9/21/2018	1M LIBOR	5,872	117,896	(6,530)
KM ORD SHS	BAML	9/21/2018	1M LIBOR	18,027	143,636	13,469
KOREA AEROSPACE INDUSTRIE	BAML	12/13/2018	1M LIBOR	(6,603)	(296,748)	32,848
KOREA AEROSPACE INDUSTRIE	BAML	1/8/2019	1M LIBOR	(6,612)	(280,794)	16,534
KPM TECH ORD SHS	BAML	1/8/2019	1M LIBOR	(2,847)	(8,340)	2,098
LINK NET ORD SHS	BAML	12/10/2018	1M LIBOR	236,600	90,486	1,298
LMS ORD SHS	BAML	9/21/2018	1M LIBOR	11,451	94,658	(10,966)
LOTTE CHEMICAL ORD SHS	BAML	9/21/2018	1M LIBOR	936	309,682	48,819
MAG SILVER ORD SHS	BAML	12/24/2018	1M LIBOR	(11,600)	(129,222)	368
MAG SILVER ORD SHS	BAML	12/24/2018	1M LIBOR	(1,200)	(13,368)	38
MAOYE COMMERCIAL ORD SHS	BAML	6/29/2018	1M LIBOR	267,146	261,249	(3,931)
MERITZ FIRE and MARINE IN	BAML	9/21/2018	1M LIBOR	5,551	120,243	(12,654)
METCASH ORD SHS	BAML	1/28/2019	1M LIBOR	36,006	88,367	9,834
MGENPLUS ORD SHS	BAML	12/13/2018	1M LIBOR	(3,162)	(23,331)	(22,889)
MGENPLUS ORD SHS	BAML	1/8/2019	1M LIBOR	(768)	(13,190)	1,964
MILLS ESTRUTURAS E SERVIC	BAML	12/21/2018	1M LIBOR	(54,200)	(55,870)	1,293
MOBASE ORD SHS	BAML	9/21/2018	1M LIBOR	22,899	126,360	(27,743)
MORGAN SINDALL GROUP ORD	BAML	5/2/2018	1M LIBOR	7,646	125,963	6,108
NAMUGA ORD SHS	BAML	1/8/2019	1M LIBOR	(104)	(2,042)	12
NATURECELL ORD SHS	BAML	1/8/2019	1M LIBOR	(420)	(14,286)	1,328
NEW ZEALAND REFINING ORD	BAML	6/29/2018	1M LIBOR	62,873	112,003	(7,321)
NEWMAX TECHNOLOGY ORD SHS	BAML	6/29/2018	1M LIBOR	(5,000)	(8,991)	3,403
NICE TOTAL CASH MANAGEMEN	BAML	9/21/2018	1M LIBOR	11,142	120,936	13,069
NIIT TECHNOLOGIES ORD SHS	BAML	5/30/2019	1M LIBOR	19,826	345,625	(950)
NORTH MINING SHARES ORD S	BAML	6/29/2018	1M LIBOR	(1,145,198)	(22,226)	1,066
NORTHAM PLATINUM ORD SHS	BAML	7/25/2018	1M LIBOR	(22,218)	(75,607)	6,117
NSN ORD SHS	BAML	1/8/2019	1M LIBOR	(1,639)	(5,072)	530
ORION HOLDINGS ORD SHS	BAML	12/13/2018	1M LIBOR	(4,561)	(111,468)	8,087
ORION HOLDINGS ORD SHS	BAML	1/8/2019	1M LIBOR	(4,489)	(106,434)	4,685
OSISKO MINING ORD SHS	BAML	12/24/2018	1M LIBOR	(20,500)	(56,298)	13,851
PCL ORD SHS	BAML	1/8/2019	1M LIBOR	(2,064)	(34,617)	5,592
PETRA DIAMONDS ORD SHS	BAML	5/2/2018	1M LIBOR	(92,624)	(103,255)	15,784
PHIL ORD SHS	BAML	3/7/2019	1M LIBOR	(168)	(10,607)	1,179
PILBARA MINERALS ORD SHS	BAML	12/17/2018	1M LIBOR	(88,350)	(61,888)	309
PLUS500 ORD SHS	BAML	5/2/2018	1M LIBOR	22,851	255,903	188,304
PSK ORD SHS	BAML	9/21/2018	1M LIBOR	11,412	252,757	(9,398)
QANTAS AIRWAYS ORD SHS	BAML	1/28/2019	1M LIBOR	141,666	647,899	(28,627)
QIANHAI HEALTH HOLDINGS O	BAML	6/29/2018	1M LIBOR	(1,650,000)	(20,323)	1,820
QUANTA COMPUTER ORD SHS	BAML	6/29/2018	1M LIBOR	(93,000)	(169,660)	278
QUARTERHILL ORD SHS	BAML	12/24/2018	1M LIBOR	77,800	130,028	(13,145)
REDDE ORD SHS	BAML	5/2/2018	1M LIBOR	61,413	126,179	20,402
RENHE COMMERCIAL HOLDINGS	BAML	6/29/2018	1M LIBOR	(928,000)	(28,729)	9,927
RHODES FOOD GRP HLDG LTD	BAML	7/25/2018	1M LIBOR	(11,175)	(19,925)	3,622
ROCKHOPPER EXPLORATION OR	BAML	5/2/2018	1M LIBOR	(7,787)	(2,011)	(804)
ROYAL BAFOKENG PLATINUM P	BAML	7/25/2018	1M LIBOR	(10,117)	(25,451)	6,356
SAMSUNG ENGINEERING ORD S	BAML	12/13/2018	1M LIBOR	(25,010)	(408,305)	(7,024)
SAMSUNG HEAVY INDUSTRIES	BAML	12/13/2018	1M LIBOR	(4,624)	(36,993)	5,551
SAMSUNG HEAVY INDUSTRIES	BAML	1/8/2019	1M LIBOR	(41,168)	(307,708)	27,771
SAMSUNGBIOLOGICS ORD SHS	BAML	1/8/2019	1M LIBOR	(121)	(57,501)	2,872
SAN MIGUEL ORD SHS	BAML	2/28/2019	1M LIBOR	37,100	104,382	(4,785)
SANBIO ORD SHS	BAML	3/7/2019	1M LIBOR	(1,300)	(44,706)	8,467
SANDFIRE RESOURCES ORD SH	BAML	6/29/2018	1M LIBOR	54,667	283,151	45,689
SANDFIRE RESOURCES ORD SH	BAML	1/28/2019	1M LIBOR	51,129	276,171	31,388
SANTOS BRASIL PARTICIPACO	BAML	12/21/2018	1M LIBOR	(47,300)	(46,803)	1,502
SCAPA GROUP ORD SHS	BAML	5/2/2018	1M LIBOR	(14,966)	(92,759)	2,652
SEBO MANUFACTURING ENGINE	BAML	9/21/2018	1M LIBOR	10,244	130,277	(13,707)
SEMBCORP MARINE ORD SHS	BAML	5/24/2019	1M LIBOR	(129,800)	(222,845)	13,632
SENEX ENERGY ORD SHS	BAML	12/10/2018	1M LIBOR	(37,931)	(10,488)	(1,438)
SENVION ORD SHS	BAML	5/2/2018	1M LIBOR	(6,929)	(78,320)	(12,937)
SILLAJEN ORD SHS	BAML	1/8/2019	1M LIBOR	(3,822)	(313,868)	16,495
SK CHEMICALS ORD SHS	BAML	1/8/2019	1M LIBOR	(217)	(20,978)	601
SKIN N SKIN ORD SHS	BAML	12/13/2018	1M LIBOR	(32,365)	(30,871)	1,826
SOMBOON ADVANCE TECHNOLOG	BAML	6/11/2018	1M LIBOR	116,229	82,266	(2,463)
SONATA SOFTWARE ORD SHS	BAML	5/30/2019	1M LIBOR	8,589	46,217	(127)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SORIBADA ORD SHS	BAML	12/13/2018	1M LIBOR	(10,478)	$(23,760)	$(1,395)
SUMMERSET GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	24,097	95,011	22,791
SUMMERSET GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	29,233	101,166	41,744
TAIMED BIOLOGICS ORD SHS	BAML	8/3/2018	1M LIBOR	(1,000)	(8,117)	(2,319)
TATERU ORD SHS	BAML	3/7/2019	1M LIBOR	(2,800)	(66,489)	18,682
TELCON ORD SHS	BAML	12/13/2018	1M LIBOR	(3,925)	(24,371)	(27,010)
TELCON ORD SHS	BAML	1/8/2019	1M LIBOR	(2,516)	(34,753)	1,816
THUMBAGE ORD SHS	BAML	1/8/2019	1M LIBOR	(7,697)	(28,925)	5,532
TMAC RESOURCES ORD SHS	BAML	12/24/2018	1M LIBOR	(4,700)	(25,811)	(1,739)
TONG YANG NETWORK ORD SHS	BAML	1/8/2019	1M LIBOR	(5,357)	(13,906)	(5,918)
TRANSNEFT PREF SHS	BAML	2/8/2019	1M LIBOR	32	100,007	(11,212)
TUPY ORD SHS	BAML	12/21/2018	1M LIBOR	20,300	113,297	(2,281)
UNION SEMICONDUCTOR EQUIP	BAML	9/21/2018	1M LIBOR	18,132	168,383	(14,725)
URBAS GRUPO FINANCIERO OR	BAML	5/2/2018	1M LIBOR	5,662,799	119,070	(50,522)
V1 GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	(98,000)	(3,458)	(2,037)
VALUE ADDED TECHNOLOGIES	BAML	9/21/2018	1M LIBOR	4,023	144,116	4,946
VILLAGE ROADSHOW ORD SHS	BAML	12/17/2018	1M LIBOR	(10,412)	(16,821)	(217)
VIVA CHINA HOLDINGS ORD S	BAML	6/29/2018	1M LIBOR	(200,000)	(18,731)	(4,971)
VOLTABOX ORD SHS	BAML	5/2/2018	1M LIBOR	(635)	(17,217)	445
WE SOLUTIONS ORD SHS	BAML	12/13/2018	1M LIBOR	(240,000)	(51,676)	2,131
WFM ORD SHS	BAML	12/13/2018	1M LIBOR	(4,539)	(22,432)	2,842
WOORI TECHNOLOGY INVESTME	BAML	1/8/2019	1M LIBOR	(1,683)	(10,910)	2,984
XLMEDIA ORD SHS	BAML	5/2/2018	1M LIBOR	54,466	129,458	6,553
AAGG	DB	10/11/2018	USD1M_Reuters	(205)	(15,651)	3,249
ACCENT GROUP LTD	DB	5/7/2019	USD1M_Reuters	149,584	117,299	24,295
AGT FOOD and INGREDIENTS INC	DB	10/16/2018	USD1M_Reuters	(800)	(10,089)	(105)
ANEL ELEKTRIK PROJE TAAHHUT	DB	11/12/2018	USD1M_Reuters	97,085	90,683	(24,299)
ARGOSY RESEARCH INC	DB	8/2/2018	USD1M_Reuters	73,000	78,728	32,311
ASOS PLC	DB	8/13/2018	USD1M_Reuters	(1,522)	(127,652)	5,501
ASSURA PLC	DB	8/13/2018	USD1M_Reuters	(99,106)	(83,516)	2,425
ASTRAL FOODS LTD	DB	6/4/2018	USD1M_Reuters	9,385	202,286	29,462
AXWAY SOFTWARE SA	DB	7/9/2018	USD1M_Reuters	(559)	(13,415)	(288)
BANCO ESTADO RIO GRANDE SUL	DB	8/31/2018	USD1M_Reuters	42,400	261,159	(15,835)
BANYAN TREE HOLDINGS LTD	DB	11/2/2018	USD1M_Reuters	(13,886)	(5,755)	(423)
BUMI RESOURCES TBK PT	DB	2/4/2019	USD1M_Reuters	(1,431,700)	(31,581)	6,883
CHIMEI MATERIALS TECHNOLOGY	DB	8/2/2018	USD1M_Reuters	(18,939)	(8,625)	1,719
CHINA FISHERY GROUP LTD	DB	11/2/2018	USD1M_Reuters	(375,000)	(20,178)	(1,316)
COOPER ENERGY LTD	DB	5/7/2019	USD1M_Reuters	(111,445)	(23,960)	(5,040)
CORETRONIC CORP	DB	8/2/2018	USD1M_Reuters	66,000	98,229	(9,871)
CRUCIALTEC CO LTD	DB	4/2/2019	USD1M_Reuters	(4,000)	(7,555)	495
CUREXO INC	DB	4/2/2019	USD1M_Reuters	(3,181)	(32,555)	389
DIGITAL OPTICS CO LTD	DB	6/11/2018	USD1M_Reuters	(8,900)	(10,831)	(6,335)
DOWNER EDI LIMITED	DB	5/7/2019	USD1M_Reuters	23,011	117,834	1,402
DOWNER EDI LIMITED	DB	5/7/2019	USD1M_Reuters	88,606	453,992	5,138
ELDORADO GOLD CORPORATION	DB	5/14/2018	USD1M_Reuters	(74,200)	(71,959)	1,622
ELTEL AB-W/I	DB	5/28/2018	USD1M_Reuters	(20,877)	(64,041)	3,269
ESTIA HEALTH LTD	DB	5/7/2019	USD1M_Reuters	63,463	161,562	8,845
ESTIA HEALTH LTD	DB	5/7/2019	USD1M_Reuters	46,393	121,629	2,942
ETREND HIGHTECH CORP	DB	8/2/2018	USD1M_Reuters	85,010	85,160	(342)
EUROPCAR GROUPE SA	DB	7/9/2018	USD1M_Reuters	(11,968)	(128,616)	(11,134)
EVOLVA HOLDING SA	DB	11/19/2018	USD1M_Reuters	(98,352)	(35,084)	8,992
EXCELSIOR BIOPHARMA INC	DB	8/2/2018	USD1M_Reuters	30,000	82,048	(7,294)
FAIRFAX MEDIA LTD	DB	5/7/2019	USD1M_Reuters	594,429	333,763	(13,194)
FERBASA-FERRO LIGAS BAHIA-PR	DB	8/31/2018	USD1M_Reuters	4,432	17,316	9,246
FLC FAROS CONSTRUCTION JSC	DB	1/2/2019	USD1M_Reuters	(52,980)	(364,383)	164,226
FRESHII	DB	10/16/2018	USD1M_Reuters	(14,200)	(62,851)	(10,853)
GLOBAL LTD/THE	DB	11/5/2018	USD1M_Reuters	(9,800)	(82,573)	(38)
GOYO INTEX CO LTD	DB	11/5/2018	USD1M_Reuters	(2,000)	(13,784)	8,134
GREAT WALL ENTERPRISES	DB	8/2/2018	USD1M_Reuters	83,000	88,377	19,097
GRUPO HERDEZ SAB-SERIES *	DB	3/13/2019	USD1M_Reuters	39,600	92,010	2,661
IG GROUP HOLDINGS PLC	DB	8/13/2018	USD1M_Reuters	15,104	161,035	11,070
IVANHOE MINES LTD	DB	5/14/2018	USD1M_Reuters	(800)	(2,541)	893
JB HI-FI LTD	DB	5/7/2019	USD1M_Reuters	22,787	453,324	(11,616)
JINCHUAN GROUP INTERNATIONAL	DB	9/4/2018	USD1M_Reuters	(35,159)	(6,054)	(1,158)
JOHNSON SERVICE GROUP PLC	DB	8/13/2018	USD1M_Reuters	69,080	129,487	2,336
JUTAL OFFSHORE OIL SERVICES	DB	9/4/2018	USD1M_Reuters	(89,804)	(23,094)	2,841
KAHEE CO LTD	DB	6/11/2018	USD1M_Reuters	(16,157)	(10,576)	940
KCOM GROUP PLC	DB	8/13/2018	USD1M_Reuters	(28,607)	(37,411)	(1,862)
LARSEN AND TOUBRO INFOTECH LTD	DB	9/26/2018	USD1M_Reuters	1,708	35,987	4,165
LONG BON DEVELOPMENT CO LTD	DB	8/2/2018	USD1M_Reuters	198,961	95,347	(1,297)
LUNDIN GOLD INC	DB	5/14/2018	USD1M_Reuters	(18,800)	(75,957)	3,941
MAHLE-METAL LEVE SA	DB	8/31/2018	USD1M_Reuters	9,700	68,456	127
MCCARTHY AND STONE PLC	DB	8/13/2018	USD1M_Reuters	(44,121)	(84,669)	2,655
MEDIA CHINA CORPORATION LTD	DB	9/4/2018	USD1M_Reuters	(363,247)	(13,109)	(7,950)
NEINOR HOMES SLU	DB	4/8/2019	USD1M_Reuters	(9,300)	(176,701)	(3,656)
NEL ASA	DB	7/30/2018	USD1M_Reuters	(208,428)	(74,750)	2,370
NEWMAX TECHNOLOGY CO LTD	DB	8/2/2018	USD1M_Reuters	(26,000)	(44,283)	15,137
NEWRIVER REIT PLC	DB	8/13/2018	USD1M_Reuters	(18,601)	(79,176)	5,121
NEXGEN ENERGY LTD	DB	5/14/2018	USD1M_Reuters	(3,725)	(7,129)	(280)
NEXGEN ENERGY LTD	DB	10/16/2018	USD1M_Reuters	(4,601)	(8,806)	(346)
NINE ENTERTAINMENT	DB	5/7/2019	USD1M_Reuters	121,331	213,143	2,830
NO VA LAND INVESTMENT GROUP	DB	1/2/2019	USD1M_Reuters	(56,630)	(187,655)	34,658
NORTH MINING SHARES COMPANY LIMITED	DB	9/4/2018	USD1M_Reuters	(28,198)	(572)	51
OSISKO EXPLORATION LTEE	DB	10/16/2018	USD1M_Reuters	(6,500)	(12,783)	(651)
OZ MINERALS LTD	DB	5/7/2019	USD1M_Reuters	71,375	525,413	(27,443)
OZ MINERALS LTD	DB	5/7/2019	USD1M_Reuters	70,361	453,099	37,796
PCL INC	DB	4/2/2019	USD1M_Reuters	(1,405)	(24,431)	4,435
PERSIMMON PLC	DB	8/13/2018	USD1M_Reuters	17,114	558,775	79,113
PZ CUSSONS PLC	DB	8/13/2018	USD1M_Reuters	(17,046)	(57,265)	(349)
QUBE LOGISTICS HOLDINGS LTD	DB	5/7/2019	USD1M_Reuters	(75,574)	(128,679)	(2,425)
REGEN CO LTD	DB	4/2/2019	USD1M_Reuters	(87)	(374)	130
ROYAL MAIL PLC-W/I	DB	8/13/2018	USD1M_Reuters	79,900	402,892	234,630
RURAL ELECTRIFICATION CORP	DB	9/26/2018	USD1M_Reuters	83,492	165,762	(6,259)
SAMBU CONSTRUCTION CO LTD	DB	6/11/2018	USD1M_Reuters	(780)	(7,379)	288
SAMSUNG HEAVY INDUSTRIES	DB	6/11/2018	USD1M_Reuters	(2,005)	(13,426)	(372)
SANBIO CO LTD	DB	11/5/2018	USD1M_Reuters	(2,400)	(88,033)	21,327
SANNE GROUP PLC	DB	8/13/2018	USD1M_Reuters	(9,618)	(83,035)	1,038
SENEX ENERGY LTD	DB	5/7/2019	USD1M_Reuters	(67,916)	(17,476)	(3,783)
SHOP APOTHEKE EUROPE NV	DB	10/11/2018	USD1M_Reuters	(201)	(10,695)	1,278
SINMAG BAKERY MACHINE CORP	DB	8/2/2018	USD1M_Reuters	18,000	95,961	(2,062)
SOLGOLD PLC	DB	8/13/2018	USD1M_Reuters	(261,881)	(77,683)	(16,153)
STOCKMANN OYJ ABP-B SHARE	DB	4/2/2019	USD1M_Reuters	(8,723)	(41,223)	(1,121)
SULA11.SA	DB	8/31/2018	USD1M_Reuters	35,281	216,763	2,918
SUMMERSET GROUP HOLDINGS LTD	DB	11/2/2018	USD1M_Reuters	130	319	313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SUN CAPITAL MANAGEMENT CORP	DB	11/5/2018	USD1M_Reuters	(36,800)	$(27,294)	$3,742
THIN FILM ELECTRONICS ASA	DB	7/30/2018	USD1M_Reuters	(182,621)	(79,953)	32,241
TMAC RESOURCES INC	DB	5/14/2018	USD1M_Reuters	(6,500)	(79,306)	41,276
TOYO ENGINEERING CORP	DB	11/5/2018	USD1M_Reuters	(8,700)	(82,004)	(8,675)
TPG TELECOM LTD	DB	5/7/2019	USD1M_Reuters	(2,891)	(11,531)	(637)
TURVO INTERNATIONAL CO LTD	DB	8/2/2018	USD1M_Reuters	7,000	27,053	(700)
UNIDUS CORP	DB	6/11/2018	USD1M_Reuters	(715)	(7,845)	(2,197)
VITA GROUP LTD	DB	5/7/2019	USD1M_Reuters	28,021	24,213	(1,176)
VOCUS COMMUNICATIONS LTD	DB	5/7/2019	USD1M_Reuters	(24,163)	(56,899)	12,248
VOLATI AB-WI	DB	5/28/2018	USD1M_Reuters	(2,750)	(26,080)	12,169
WALTON ADVANCED ENGINEERING	DB	8/2/2018	USD1M_Reuters	233,680	111,376	(8,016)
WHITEHAVEN COAL LTD	DB	5/7/2019	USD1M_Reuters	151,881	445,234	84,015
WHITEHAVEN COAL LTD	DB	5/7/2019	USD1M_Reuters	155,973	504,244	39,265
WONSON INTERNATIONAL HLDGS	DB	9/4/2018	USD1M_Reuters	(45,000)	(1,101)	826
YUXING INFOTECH HLDGS LTD	DB	9/4/2018	USD1M_Reuters	(3,406)	(361)	74
AFC ENERGY PLC	GS	10/30/2018	USD-Federal Funds-H.15	(14,607)	(2,451)	421
ALD SA	GS	2/14/2019	USD-Federal Funds-H.15	(4,387)	(73,659)	(603)
ARCAM AB	GS	8/8/2018	USD-Federal Funds-H.15	(2,001)	(79,626)	789
ASIA DEVELOPMENT CAPITAL CO	GS	10/12/2018	USD-Federal Funds-H.15	(712,900)	(92,937)	14,532
BIO ON SPA	GS	7/18/2018	USD-Federal Funds-H.15	(2,750)	(58,741)	(36,886)
BIOLEADERS CORP	GS	3/4/2019	USD-Federal Funds-H.15	(1,636)	(20,167)	(11,925)
BNN TECHNOLOGY PLC	GS	12/11/2018	USD-Federal Funds-H.15	(6,510)	(3,592)	(172)
CAIRN HOMES PLC	GS	10/30/2018	USD-Federal Funds-H.15	(6,326)	(15,088)	1,370
CATEA CO LTD	GS	1/30/2019	USD-Federal Funds-H.15	(2,936)	(1,077)	227
CHIMEI MATERIALS TECHNOLOGY	GS	5/20/2019	USD-Federal Funds-H.15	(126,108)	(48,906)	2,815
CHINA ENERGINE INTERNATIONAL	GS	9/20/2018	USD-Federal Funds-H.15	(493,223)	(32,987)	12,250
CIVITAS SOCIAL HOUSING PLC	GS	5/15/2019	USD-Federal Funds-H.15	(58,685)	(84,502)	1,311
CORESTATE CAPITAL HOLDING S.	GS	5/22/2019	USD-Federal Funds-H.15	(1,165)	(69,290)	4,726
COUNTRYWIDE PLC	GS	1/4/2019	USD-Federal Funds-H.15	(5,633)	(8,441)	84
CRUCIALTEC CO LTD	GS	5/22/2019	USD-Federal Funds-H.15	(8,522)	(16,506)	1,465
DENISON MINES CORP	GS	3/18/2019	USD-Federal Funds-H.15	(112,721)	(55,452)	3,670
DNA CHIP RESEARCH INC	GS	12/6/2018	USD-Federal Funds-H.15	(7,800)	(91,098)	9,459
EMPIRIC STUDENT PROPERTY PLC	GS	4/25/2019	USD-Federal Funds-H.15	(65,558)	(76,633)	(422)
ENBIO HOLDINGS INC	GS	3/7/2019	USD-Federal Funds-H.15	(1,900)	(40,041)	7,268
ENERGY ABSOLUTE PCL-FOREIGN	GS	3/12/2019	USD-Federal Funds-H.15	(304,800)	(514,048)	163,508
ESSENTRA PLC	GS	5/9/2019	USD-Federal Funds-H.15	(13,649)	(81,241)	(1,602)
FASTEPS CO LTD	GS	11/1/2018	USD-Federal Funds-H.15	(933)	(6,044)	(6,543)
FFP	GS	5/8/2019	USD-Federal Funds-H.15	(584)	(70,447)	(206)
FILA SPA	GS	9/27/2018	USD-Federal Funds-H.15	(3,627)	(79,477)	3,015
FOXTONS GROUP PLC	GS	10/17/2018	USD-Federal Funds-H.15	(22,937)	(23,117)	(1,128)
FRESNILLO PLC	GS	5/9/2019	USD-Federal Funds-H.15	(16,962)	(300,314)	2,668
GEDI GRUPPO EDITORIALE SPA	GS	5/30/2019	USD-Federal Funds-H.15	(20,215)	(10,633)	345
GOYO INTEX CO LTD	GS	11/1/2018	USD-Federal Funds-H.15	(2,000)	(11,901)	6,237
GREENCORE GROUP PLC	GS	4/25/2019	USD-Federal Funds-H.15	(36,830)	(69,693)	(10,776)
HUTCHISON CHINA MEDITECH LTD	GS	4/17/2019	USD-Federal Funds-H.15	(1,957)	(127,656)	(1,628)
ID LOGISTICS GROUP	GS	3/6/2019	USD-Federal Funds-H.15	(76)	(12,645)	(899)
IVANHOE MINES LTD-CL A	GS	1/10/2019	USD-Federal Funds-H.15	(75,700)	(178,954)	22,757
IVANHOE MINES LTD-CL A	GS	4/24/2019	USD-Federal Funds-H.15	(61,659)	(155,628)	28,404
KIMURATAN CORP	GS	4/12/2019	USD-Federal Funds-H.15	(233,306)	(93,742)	6,073
KODAMA CHEMICAL INDUSTRY CO	GS	4/2/2019	USD-Federal Funds-H.15	(59,000)	(98,466)	24,925
MACROMILL INC	GS	5/23/2019	USD-Federal Funds-H.15	(500)	(13,167)	(365)
MAG SILVER CORP	GS	10/30/2018	USD-Federal Funds-H.15	(8,300)	(101,507)	9,286
MELROSE INDUSTRIES PLC	GS	11/6/2018	USD-Federal Funds-H.15	(81,414)	(239,387)	(16,088)
MLP SE	GS	4/10/2019	USD-Federal Funds-H.15	(12,417)	(79,585)	4,174
NATURECELL CO LTD	GS	2/27/2019	USD-Federal Funds-H.15	(3,628)	(113,904)	614
NEO SOLAR POWER CORP	GS	12/12/2018	USD-Federal Funds-H.15	(174,000)	(86,375)	13,654
NEWMAX TECHNOLOGY CO LTD	GS	12/12/2018	USD-Federal Funds-H.15	(11,000)	(18,116)	5,757
NEXGEN ENERGY LTD	GS	3/18/2019	USD-Federal Funds-H.15	(16,799)	(31,946)	(1,539)
NEXGEN ENERGY LTD	GS	5/8/2019	USD-Federal Funds-H.15	(9,875)	(17,473)	(2,210)
NEXT BIOMETRICS GROUP AS	GS	10/31/2018	USD-Federal Funds-H.15	(1,522)	(9,228)	2,208
NORTH MINING SHARES CO LTD	GS	12/5/2018	USD-Federal Funds-H.15	(123,459)	(2,286)	5
NSN CO LTD	GS	11/21/2018	USD-Federal Funds-H.15	(2,779)	(11,003)	3,210
OBRASCON HUARTE LAIN S.A.	GS	5/22/2019	USD-Federal Funds-H.15	(13,047)	(68,722)	7,490
OCADO GROUP PLC	GS	3/26/2019	USD-Federal Funds-H.15	(41,252)	(294,701)	(10,976)
PACIFIC METALS CO LTD	GS	6/22/2018	USD-Federal Funds-H.15	(3,700)	(97,302)	(33,254)
PARAMOUNT RESOURCES LTD -A	GS	1/16/2019	USD-Federal Funds-H.15	(20,800)	(298,127)	1,265
PARAMOUNT RESOURCES LTD -A	GS	3/6/2019	USD-Federal Funds-H.15	(20,300)	(273,831)	(15,894)
PHIL COMPANY	GS	4/2/2019	USD-Federal Funds-H.15	(3,800)	(315,538)	102,396
PILBARA MINERALS LTD	GS	2/27/2019	USD-Federal Funds-H.15	(15,098)	(12,370)	1,854
PRETIUM RESOURCES INC	GS	2/27/2019	USD-Federal Funds-H.15	(47,600)	(373,222)	53,002
PRETIUM RESOURCES INC	GS	2/28/2019	USD-Federal Funds-H.15	(35,400)	(255,158)	17,011
QUANTA COMPUTER INC	GS	5/30/2019	USD-Federal Funds-H.15	(68,000)	(123,673)	(822)
RENOVA INC	GS	4/2/2019	USD-Federal Funds-H.15	(7,400)	(60,743)	(23,898)
S SCIENCE CO LTD	GS	8/31/2018	USD-Federal Funds-H.15	(138,500)	(132,655)	29,838
SAMSUNG HEAVY INDUSTRIES	GS	1/16/2019	USD-Federal Funds-H.15	(6,693)	(46,447)	385
SHOP APOTHEKE EUROPE NV	GS	3/6/2019	USD-Federal Funds-H.15	(212)	(12,098)	2,166
SHOUGANG CONCORD INTL ENT CO	GS	11/15/2018	USD-Federal Funds-H.15	(2,314,342)	(68,017)	4,031
SMART METERING SYSTEMS PLC	GS	2/27/2019	USD-Federal Funds-H.15	(4,416)	(48,795)	477
SOLGOLD PLC	GS	3/12/2019	USD-Federal Funds-H.15	(1,256)	(371)	(80)
STARBREEZE AB	GS	5/29/2019	USD-Federal Funds-H.15	(6,767)	(7,459)	(1,042)
STOBART GROUP LTD	GS	3/4/2019	USD-Federal Funds-H.15	(20,149)	(68,329)	665
URANIUM PARTICIPATION CORP	GS	5/8/2019	USD-Federal Funds-H.15	(3,200)	(9,485)	(182)
VILLAGE ROADSHOW LTD	GS	5/22/2019	USD-Federal Funds-H.15	(41,272)	(74,116)	6,622
VOCUS GROUP LTD	GS	10/24/2018	USD-Federal Funds-H.15	(73,566)	(140,001)	3,543
VOCUS GROUP LTD	GS	10/24/2018	USD-Federal Funds-H.15	(65,697)	(125,025)	3,164
VOLATI AB	GS	7/11/2018	USD-Federal Funds-H.15	(12,885)	(98,101)	33,356
WESTONE INFORMATION INDUST-A	GS	1/2/2019	USD-Federal Funds-H.15	(67,382)	(252,122)	(78,908)
WFM INC	GS	11/21/2018	USD-Federal Funds-H.15	(3,542)	(14,910)	(562)
YAMADA SXL HOME CO LTD	GS	5/31/2019	USD-Federal Funds-H.15	(127,000)	(84,018)	1,377
YOSHIMURA FOOD HOLDINGS KK	GS	5/10/2019	USD-Federal Funds-H.15	(14,000)	(162,618)	43,546
BERKELEY GROUP HOLDINGS/THE	GS	7/25/2018	USD-LIBOR-BBA	11,770	516,579	143,046
CANFOR CORP	GS	1/10/2019	USD-LIBOR-BBA	18,000	375,808	37,501
COMPAGNIE DES ALPES	GS	8/7/2018	USD-LIBOR-BBA	2,581	87,850	3,769
DARFON ELECTRONICS CORP	GS	11/27/2018	USD-LIBOR-BBA	74,500	66,333	12,453
EVRAZ PLC	GS	11/15/2018	USD-LIBOR-BBA	86,243	495,531	48,335
FERREXPO PLC	GS	11/7/2018	USD-LIBOR-BBA	96,713	347,251	(34,318)
GALLIFORD TRY PLC	GS	2/27/2019	USD-LIBOR-BBA	22,462	322,711	(38,916)
GWA GROUP LTD	GS	3/26/2019	USD-LIBOR-BBA	47,574	122,110	16,561
HOTRON PRECISION ELECTRONIC	GS	2/27/2019	USD-LIBOR-BBA	44,000	69,804	3,380
MEDIASET ESPANA COMUNICACION	GS	5/8/2019	USD-LIBOR-BBA	39,821	399,101	(16,673)
MINERAL RESOURCES LTD	GS	10/3/2018	USD-LIBOR-BBA	44,820	557,690	53,108
MINERAL RESOURCES LTD	GS	12/11/2018	USD-LIBOR-BBA	24,121	337,855	(9,139)
NEW ZEALAND REFINING CO LTD	GS	5/7/2019	USD-LIBOR-BBA	10,902	18,060	79
PEUGEOT SA	GS	5/8/2019	USD-LIBOR-BBA	24,761	615,559	(5,074)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
WOODSIDE PETROLEUM LTD	GS	5/22/2019	USD-LIBOR-BBA	13,564	$328,546	$2,331
ALK-ABELL B	MS	10/24/2018	CIBOR-1M	(4,322)	(548,664)	(701)
AMBU	MS	10/24/2018	CIBOR-1M	(4,990)	(117,389)	1,214
CHR. HANSEN HOLDING	MS	10/24/2018	CIBOR-1M	(2,570)	(235,919)	2,404
GN STORE NORD	MS	10/24/2018	CIBOR-1M	4,190	143,133	4,551
NOVOZYMES B	MS	10/24/2018	CIBOR-1M	(6,610)	(330,932)	18,540
ROYAL UNIBREW	MS	10/24/2018	CIBOR-1M	12,807	843,012	8,306
AALBERTS	MS	10/24/2018	EURIB-1M	8,679	427,346	6,768
ACCIONA SA	MS	10/24/2018	EURIB-1M	(8,880)	(721,301)	(23,385)
AKZO NOBEL	MS	10/24/2018	EURIB-1M	(3,330)	(305,785)	(2,462)
ALD AIW	MS	10/24/2018	EURIB-1M	(39,108)	(661,408)	(693)
AMUNDI SA	MS	10/24/2018	EURIB-1M	(730)	(59,451)	(2,702)
ARKEMA	MS	10/24/2018	EURIB-1M	807	108,455	(3,818)
ASTM SPA	MS	10/24/2018	EURIB-1M	7,010	180,797	12,702
AURELIUS EQUITY OPPORTUNITIE	MS	10/24/2018	EURIB-1M	12,730	978,474	(11,957)
BAUER AG	MS	10/24/2018	EURIB-1M	4,254	140,807	(7,708)
BE SEMICOND IND	MS	10/24/2018	EURIB-1M	1,070	78,927	(1,335)
BENETEAU	MS	10/24/2018	EURIB-1M	27,210	627,824	(11,176)
BIOCARTIS NV	MS	10/24/2018	EURIB-1M	(13,697)	(210,800)	(1,113)
BOLLORE	MS	10/24/2018	EURIB-1M	(84,975)	(451,039)	33,953
CEWE STIFTUNG & CO KGAA	MS	10/24/2018	EURIB-1M	260	26,250	416
COLRUYT	MS	10/24/2018	EURIB-1M	(2,080)	(114,855)	(2,437)
COMPAGNIE DE SAINT GOBAIN	MS	10/24/2018	EURIB-1M	520	27,624	(301)
COVESTRO AG	MS	10/24/2018	EURIB-1M	11,107	1,081,519	(67,690)
DELONGHI	MS	10/24/2018	EURIB-1M	(1,670)	(50,677)	646
DERICHEBOURG	MS	10/24/2018	EURIB-1M	7,664	67,123	663
DEUTSCHE BANK AG	MS	10/24/2018	EURIB-1M	(43,850)	(613,097)	11,018
DEUTSCHE BETEILIGUNGS AG	MS	10/24/2018	EURIB-1M	5,712	252,204	2,570
DEUTZ AG	MS	10/24/2018	EURIB-1M	96,246	981,298	(29,953)
DIALOG SEMICON	MS	10/24/2018	EURIB-1M	10,580	238,831	(12,161)
DRAEGERWERK	MS	10/24/2018	EURIB-1M	143	9,553	(1,931)
DT LUFTHANSA AG	MS	10/24/2018	EURIB-1M	5,290	159,934	(5,476)
EIFFAGE	MS	10/24/2018	EURIB-1M	860	102,303	236
ENCE ENRGY CLLS	MS	10/24/2018	EURIB-1M	53,436	413,133	1,291
ERG	MS	10/24/2018	EURIB-1M	3,350	78,590	1,943
EURONAV	MS	10/24/2018	EURIB-1M	—	—	(2,179)
FALK RENEWABLES SPA	MS	10/24/2018	EURIB-1M	47,560	118,929	(3,160)
FAURECIA	MS	10/24/2018	EURIB-1M	2,670	221,587	(3,296)
FIAT CHRYSLER AUTOMOBILES NV	MS	10/24/2018	EURIB-1M	20,563	480,446	(19,156)
FORFARMERS	MS	10/24/2018	EURIB-1M	11,780	168,205	1,153
FRESENIUS MEDICAL CARE	MS	10/24/2018	EURIB-1M	760	76,167	1,210
GEA GROUP	MS	10/24/2018	EURIB-1M	(7,010)	(286,013)	11,556
GENERALI ASSIC	MS	10/24/2018	EURIB-1M	(3,220)	(65,019)	(97)
GENFIT	MS	10/24/2018	EURIB-1M	(10,009)	(298,421)	14,280
GRENKE AG	MS	10/24/2018	EURIB-1M	(1,590)	(185,922)	(2,024)
HUHTAMKI OYJ	MS	10/24/2018	EURIB-1M	(13,360)	(578,268)	21,568
INDUSTRIA DE DISENO TEXTIL S.A (SPA LIST	MS	10/24/2018	EURIB-1M	(8,460)	(250,285)	(18,223)
INGENICO GROUP	MS	10/24/2018	EURIB-1M	(5,990)	(513,254)	(10,637)
INTL CONSOLIDATED AIRLINE-DI	MS	10/24/2018	EURIB-1M	62,900	531,134	14,724
ION BEAM APPLIC.	MS	10/24/2018	EURIB-1M	(5,320)	(106,555)	(2,635)
JACQUET METAL SC	MS	10/24/2018	EURIB-1M	6,883	268,985	(2,494)
KALI & SALZ	MS	10/24/2018	EURIB-1M	(6,050)	(171,166)	(8,170)
KAUFMAN & BROAD	MS	10/24/2018	EURIB-1M	490	26,601	(758)
KBC ANCORA	MS	10/24/2018	EURIB-1M	3,080	188,268	(1,302)
KLOECKNER & CO SE	MS	10/24/2018	EURIB-1M	6,410	80,194	(1,986)
MAIRE TECNIMONT	MS	10/24/2018	EURIB-1M	5,300	27,697	47
MEDIASET ESPANA COMUNICACION SA	MS	10/24/2018	EURIB-1M	97,900	990,593	12,152
MERSEN	MS	10/24/2018	EURIB-1M	3,453	163,515	(834)
MORPHOSYS	MS	10/24/2018	EURIB-1M	(420)	(43,228)	(406)
NEINOR HOMES SLU	MS	10/24/2018	EURIB-1M	(52,927)	(1,002,730)	(24,100)
OBR HUARTE LAIN	MS	10/24/2018	EURIB-1M	(9,505)	(46,113)	1,481
OCI	MS	10/24/2018	EURIB-1M	(7,140)	(166,468)	(3,536)
PEUGEOT S.A.	MS	10/24/2018	EURIB-1M	41,307	1,036,920	(17,964)
RALLYE	MS	10/24/2018	EURIB-1M	(1,830)	(27,965)	(641)
ROCKET INTERNET SE	MS	10/24/2018	EURIB-1M	(15,920)	(466,220)	(727)
SANOMA OYJ	MS	10/24/2018	EURIB-1M	15,926	185,079	(7,311)
SBM OFFSHORE	MS	10/24/2018	EURIB-1M	9,870	165,017	2,259
SES SA	MS	10/24/2018	EURIB-1M	(60,740)	(990,568)	51,363
SIEMENS GAMESA RENEWABLE ENERGY	MS	10/24/2018	EURIB-1M	(49,880)	(821,293)	(39,322)
SILTRONIC NAM	MS	10/24/2018	EURIB-1M	2,533	428,390	(19,278)
SRP GROUPE SA	MS	10/24/2018	EURIB-1M	(11,274)	(102,689)	(409)
STMICROELECTRONICS N.V.	MS	10/24/2018	EURIB-1M	13,040	277,193	15,400
TENARIS	MS	10/24/2018	EURIB-1M	(45,390)	(838,167)	(15,572)
TIKKURILA OYJ	MS	10/24/2018	EURIB-1M	(4,227)	(85,582)	9,089
TOD S	MS	10/24/2018	EURIB-1M	(880)	(64,634)	(5,057)
TRIGANO	MS	10/24/2018	EURIB-1M	144	26,350	857
TUBACEX	MS	10/24/2018	EURIB-1M	(6,300)	(27,284)	381
UCB	MS	10/24/2018	EURIB-1M	3,100	236,301	(169)
VALMET OYJ	MS	10/24/2018	EURIB-1M	—	—	(4,656)
WACKER NEUSON	MS	10/24/2018	EURIB-1M	9,968	339,591	(17,839)
ALD AIW	MS	12/12/2018	FEDEF-1D	(655)	(11,635)	546
AMINOLOGICS CO LTD	MS	11/1/2019	FEDEF-1D	(24,201)	(50,055)	(13,845)
ARCHER	MS	12/12/2018	FEDEF-1D	(9,872)	(10,795)	(775)
ASTA INC/KOREA	MS	11/1/2019	FEDEF-1D	(2,980)	(62,307)	16,907
Bank Handlowy	MS	7/13/2018	FEDEF-1D	(3,405)	(66,824)	(13,804)
BIOGENETICS CO LTD	MS	10/15/2018	FEDEF-1D	(5,698)	(56,220)	(23,664)
BIOLEADERS CORP	MS	11/1/2019	FEDEF-1D	(9,135)	(144,960)	(33,912)
BNN TECHNOLOGY PLC	MS	12/12/2018	FEDEF-1D	(69,423)	(38,503)	(1,621)
BUMI RESOURCES	MS	11/15/2018	FEDEF-1D	(9,334,200)	(201,333)	40,309
CAIRN ENERGY PLC	MS	12/12/2018	FEDEF-1D	(50,478)	(144,476)	(12,927)
CAIRN HOMES PLC	MS	12/12/2018	FEDEF-1D	(43,048)	(92,474)	(883)
CATEA CO LTD	MS	10/15/2018	FEDEF-1D	(4,266)	(42,988)	41,756
CHI MEI MATERIAL	MS	10/10/2019	FEDEF-1D	(34,000)	(15,772)	3,380
CKH FOOD & HEALTH LTD	MS	11/1/2019	FEDEF-1D	(6,371)	(4,320)	80
COOPER ENERGY LTD	MS	10/15/2018	FEDEF-1D	(215,727)	(44,970)	(11,199)
COUNTRYWIDE PLC	MS	12/12/2018	FEDEF-1D	(66,027)	(97,678)	(269)
CREATIVE & INNOVATIVE SYSTEM C	MS	10/15/2018	FEDEF-1D	(14,559)	(30,184)	(9,210)
CRUCIALTEC	MS	10/15/2018	FEDEF-1D	(49,847)	(93,400)	5,579
DAILY MAIL&GENERAL TST-A NV	MS	12/12/2018	FEDEF-1D	(22,428)	(199,173)	(8,845)
DBV TECHNNOLOGIES	MS	12/12/2018	FEDEF-1D	(3,835)	(171,560)	129
DEXTER STUDIOS CO LTD	MS	11/1/2019	FEDEF-1D	(5,848)	(55,023)	2,059
DIGITAL OPTICS	MS	10/15/2018	FEDEF-1D	(22,109)	(28,299)	(14,269)
EMPYREAN ENERGY PLC	MS	12/12/2018	FEDEF-1D	(164,646)	(25,486)	1,129
EYEGENE INC	MS	11/1/2019	FEDEF-1D	(5,885)	(175,867)	3,154

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Fourth Link Inc	MS	11/1/2019	FEDEF-1D	(18,540)	$(36,714)	$(14,838)
FOXTONS GROUP PLC	MS	12/12/2018	FEDEF-1D	(5,162)	(4,840)	(635)
GL PHARM TECH CORP	MS	11/1/2019	FEDEF-1D	(8,638)	(43,292)	4,378
GLANBIA	MS	12/12/2018	FEDEF-1D	(12,275)	(228,075)	18,144
GREAT PORTLAND ESTATES PLC	MS	12/12/2018	FEDEF-1D	(24,962)	(237,376)	(2,183)
GULF INTR SERV	MS	1/18/2019	FEDEF-1D	(6,221)	(30,194)	(1,740)
HANIL VACUUM CO LTD	MS	11/1/2019	FEDEF-1D	(16,750)	(39,320)	1,355
HANWHA AEROSPACE CO LTD	MS	10/15/2018	FEDEF-1D	(7,086)	(299,199)	139,587
HLB POWER CO LTD	MS	10/15/2018	FEDEF-1D	(14,603)	(18,780)	(2,990)
HUAYI TENCENT	MS	5/30/2019	FEDEF-1D	(386,753)	(22,420)	(2,777)
HURRICANE ENERGY PLC	MS	12/12/2018	FEDEF-1D	(142,318)	(78,121)	(5,817)
HYUNDAI MIPO DOCKYARD	MS	10/15/2018	FEDEF-1D	(711)	(61,573)	2,097
HYUNDAI MIPO DOCKYARD	MS	11/1/2019	FEDEF-1D	(3,552)	(317,924)	20,796
ID LOGISTICS GR	MS	12/12/2018	FEDEF-1D	(508)	(81,509)	(9,031)
INTERSERVE PLC	MS	12/12/2018	FEDEF-1D	(66,658)	(72,252)	(13,743)
IP GROUP PLC	MS	12/12/2018	FEDEF-1D	(52,027)	(100,038)	4,245
IRIVER LTD	MS	10/15/2018	FEDEF-1D	(9,361)	(68,004)	1,072
JENAX INC	MS	11/1/2019	FEDEF-1D	(2,681)	(68,182)	(2,606)
KERRY GROUP	MS	12/12/2018	FEDEF-1D	(3,124)	(314,196)	(6,253)
KNM GROUP BHD	MS	1/4/2019	FEDEF-1D	(1,029,347)	(59,165)	5,341
KOREA AEROSPACE INDUSTRIES LTD	MS	10/15/2018	FEDEF-1D	(2,851)	(162,877)	47,762
LAFARGE MALAYSIA BHD	MS	1/4/2019	FEDEF-1D	(56,884)	(88,232)	27,292
MANDO CORPORATION	MS	11/1/2019	FEDEF-1D	(818)	(190,753)	17,202
MBWS	MS	12/12/2018	FEDEF-1D	(7,085)	(77,847)	9,492
MELROSE INDUSTRIES PLC	MS	12/12/2018	FEDEF-1D	(47,822)	(142,566)	(8,870)
MERLIN ENTERTAINMENT	MS	12/12/2018	FEDEF-1D	(69,125)	(340,761)	(14,020)
METRO BANK PLC	MS	12/12/2018	FEDEF-1D	(4,047)	(195,140)	11,249
MGENPLUS CO LTD	MS	11/1/2019	FEDEF-1D	(2,390)	(34,842)	(453)
MTN	MS	11/20/2018	FEDEF-1D	(32,759)	(334,465)	5,571
NATURECELL CO LTD	MS	11/1/2019	FEDEF-1D	(6,812)	(192,538)	(19,796)
NB :HAIGE COMMUNICAT	MS	7/26/2018	FEDEF-1D	(196,900)	(287,596)	(53,189)
NEWRIVER REIT PLC	MS	12/12/2018	FEDEF-1D	(2,778)	(11,716)	426
NSN CO LTD	MS	10/15/2018	FEDEF-1D	(31,000)	(78,631)	(8,146)
NSN CO LTD	MS	11/1/2019	FEDEF-1D	(12,195)	(34,360)	223
OCADO GROUP PLC	MS	12/12/2018	FEDEF-1D	(2,961)	(21,960)	22
OMNITEL	MS	11/1/2019	FEDEF-1D	(4,879)	(27,434)	5,568
PARADISE	MS	11/1/2019	FEDEF-1D	(2,231)	(43,273)	(5,417)
PCL INC	MS	11/1/2019	FEDEF-1D	(495)	(8,705)	1,673
PHIL COMPANY INC	MS	1/3/2019	FEDEF-1D	(400)	(27,623)	5,225
RHODES FOOD GROUP PTY LTD	MS	11/20/2018	FEDEF-1D	(24,671)	(39,625)	4,006
ROCKHOPPER EXPLORATION PLC	MS	12/12/2018	FEDEF-1D	(43,640)	(14,983)	(751)
ROYAL BAFOKENG PLATINUM LTD	MS	11/20/2018	FEDEF-1D	(4,471)	(9,532)	1,181
SAM BU CONST	MS	10/15/2018	FEDEF-1D	(2,109)	(18,142)	(998)
SAMSUNG HEAVY	MS	10/15/2018	FEDEF-1D	(43,694)	(422,855)	122,691
SAMSUNG HEAVY	MS	11/1/2019	FEDEF-1D	(3,036)	(21,644)	787
SAPURA ENERGY BHD	MS	1/4/2019	FEDEF-1D	(1,735,400)	(327,242)	43,947
SERCO GROUP PLC	MS	12/12/2018	FEDEF-1D	(92,439)	(129,919)	7,484
SIEMENS GAMESA RENEWABLE ENERGY	MS	12/12/2018	FEDEF-1D	(26,848)	(340,140)	(122,317)
SIGNAL ENTERTAINMENT GROUP CORP	MS	11/1/2019	FEDEF-1D	(1,333)	(10,589)	10,126
SILLAJEN INC	MS	11/1/2019	FEDEF-1D	(445)	(44,539)	9,560
SIRIUS MINERALS PLC	MS	12/12/2018	FEDEF-1D	(333,250)	(114,415)	(27,747)
SK CHEMICALS CO LTD/NEW	MS	11/1/2019	FEDEF-1D	(1,401)	(138,449)	5,540
SK DISCOVERY CO LTD	MS	11/1/2019	FEDEF-1D	(207)	(7,846)	(405)
SMARK CO LTD	MS	10/15/2018	FEDEF-1D	(36,826)	(17,751)	(4,174)
SOLOCAL GROUP	MS	12/12/2018	FEDEF-1D	(55,544)	(82,026)	10,664
SOOSUNG LIFT MFG CO LTD	MS	10/15/2018	FEDEF-1D	(6,565)	(33,896)	(1,815)
SOOSUNG LIFT MFG CO LTD	MS	11/1/2019	FEDEF-1D	(12,812)	(58,491)	(11,201)
SORIBADA INC	MS	10/15/2018	FEDEF-1D	(22,340)	(43,539)	(10,645)
SORIBADA INC	MS	11/1/2019	FEDEF-1D	(6,354)	(14,343)	(1,068)
SPIE SA—W/I	MS	12/12/2018	FEDEF-1D	(5,339)	(144,912)	24,162
STOBART GROUP LTD	MS	12/12/2018	FEDEF-1D	(6,288)	(20,766)	(347)
SUNGZEE CONST	MS	11/1/2019	FEDEF-1D	(1,799)	(12,844)	(1,902)
TAIMED BIO	MS	10/10/2019	FEDEF-1D	(23,940)	(159,884)	(90,560)
TELCON	MS	10/15/2018	FEDEF-1D	(2,678)	(21,281)	(14,136)
THUMBAGE CO LTD	MS	11/1/2019	FEDEF-1D	(10,775)	(45,331)	12,248
TONGYANG NETWORKS CORP	MS	11/1/2019	FEDEF-1D	(2,708)	(7,238)	(2,886)
TUBACEX	MS	12/12/2018	FEDEF-1D	(19,582)	(81,123)	(2,463)
VAST RESOURCES PLC	MS	12/12/2018	FEDEF-1D	(2,681,983)	(20,312)	(1,278)
WENDEL INVESTISSEMENT	MS	12/12/2018	FEDEF-1D	(1,734)	(286,349)	24,204
WFM INC	MS	10/15/2018	FEDEF-1D	(10,991)	(51,803)	3,881
WOORI TECH INV	MS	11/1/2019	FEDEF-1D	(19,921)	(93,670)	(1,101)
YOWIE GROUP LTD	MS	10/15/2018	FEDEF-1D	(5,400)	(4,443)	4,060
3I GROUP PLC	MS	10/24/2018	LIBOR-1M	82,580	1,041,760	27,014
A10 NETWORKS INC	MS	8/13/2018	LIBOR-1M	(18,200)	(110,788)	(232)
AA PLC	MS	10/24/2018	LIBOR-1M	(45,566)	(91,816)	6,608
ABCAM PLC	MS	10/24/2018	LIBOR-1M	27,190	479,491	(23,171)
ABRAXAS PETE	MS	8/13/2018	LIBOR-1M	50,900	132,849	12,725
ACCO BRANDS CORP	MS	8/13/2018	LIBOR-1M	16,300	212,715	(16,300)
ADARO ENERGY TBK	MS	11/15/2018	LIBOR-1M	—	—	3,575
ADDUS HOMECARE CORP	MS	8/13/2018	LIBOR-1M	1,500	80,468	(1,718)
ADTRAN INC	MS	8/13/2018	LIBOR-1M	(4,900)	(70,819)	(967)
ADV ENRGY INDS	MS	8/13/2018	LIBOR-1M	2,600	168,246	(13,416)
Aksigorta	MS	6/25/2018	LIBOR-1M	117,268	87,993	37,424
ALLIED MINDS PLC	MS	10/24/2018	LIBOR-1M	(22,759)	(36,538)	(751)
AMARIN CORP PLC AC	MS	8/13/2018	LIBOR-1M	12,900	39,990	(4,515)
AMER SUPERCOND	MS	8/13/2018	LIBOR-1M	(19,200)	(115,584)	2,304
AMPHASTAR PHARMACEUTICALS IN	MS	8/13/2018	LIBOR-1M	(4,400)	(84,700)	704
ANDERSONS INC	MS	8/13/2018	LIBOR-1M	(2,900)	(95,700)	1,015
ANGIODYNAMICS	MS	8/13/2018	LIBOR-1M	5,200	105,202	(4,426)
ANWORTH MORTGAGE	MS	8/13/2018	LIBOR-1M	9,800	46,844	(490)
ARBOR REALTY	MS	8/13/2018	LIBOR-1M	11,600	100,456	1,160
ARCBEST CORP	MS	8/13/2018	LIBOR-1M	3,100	101,060	(1,550)
ARCHROCK INC	MS	8/13/2018	LIBOR-1M	16,100	154,560	19,320
ARENA PHARMA	MS	8/13/2018	LIBOR-1M	2,500	90,500	9,100
ARES COMMERCIAL REAL ESTATE	MS	8/13/2018	LIBOR-1M	7,300	90,958	(1,679)
ARGAN INC	MS	8/13/2018	LIBOR-1M	(3,900)	(165,360)	9,360
ARLINGTON ASSET INVT CORP	MS	8/13/2018	LIBOR-1M	(7,900)	(89,191)	(1,185)
ARMADA HFLR PR	MS	8/13/2018	LIBOR-1M	(11,000)	(150,700)	1,430
ASHFORD HOSPITALITY TRUST	MS	8/13/2018	LIBOR-1M	15,400	101,486	4,466
ASHTEAD GROUP PLC	MS	10/24/2018	LIBOR-1M	10,910	310,496	(5,631)
ASKARI BANK	MS	10/10/2018	LIBOR-1M	60,981	13,979	(1,532)
ASPEN GROUP INC	MS	8/13/2018	LIBOR-1M	(14,900)	(105,194)	(10,579)
ASSCATD CPTL GRP	MS	8/13/2018	LIBOR-1M	(1,000)	(37,200)	1,050
ASURE SOFTWARE INC	MS	8/13/2018	LIBOR-1M	(9,900)	(143,451)	(6,435)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ATLAS FINANCIAL HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(5,700)	$(60,136)	$286
ATRICURE	MS	8/13/2018	LIBOR-1M	(3,700)	(72,705)	(9,546)
AUDIOCODES LTD	MS	8/13/2018	LIBOR-1M	30,300	214,221	3,939
AVIANCA HLDGS SA	MS	8/13/2018	LIBOR-1M	9,700	84,487	(5,238)
AVID TECHNOLOGY	MS	8/13/2018	LIBOR-1M	(15,200)	(70,072)	1,976
AVITA CORP	MS	10/10/2019	LIBOR-1M	45,903	72,714	(5,641)
AVIVA PLC	MS	10/24/2018	LIBOR-1M	3,600	25,830	2,331
AXT INC	MS	8/13/2018	LIBOR-1M	(15,100)	(101,662)	13,326
BABCOCK & WILCOX ENTERPRISES INC RTS EXP	MS	8/13/2018	LIBOR-1M	(19,000)	—	—
Banc of California Inc	MS	8/13/2018	LIBOR-1M	(8,300)	(156,268)	(3,092)
BANK OF MARIN BANCORP	MS	8/13/2018	LIBOR-1M	1,500	104,625	4,200
BARCLAYS PLC	MS	10/24/2018	LIBOR-1M	(26,500)	(78,494)	3,005
BARNES & NOBLE	MS	8/13/2018	LIBOR-1M	(10,800)	(58,320)	(1,620)
BASSETT FURN	MS	8/13/2018	LIBOR-1M	(5,600)	(163,979)	1,299
BBCK&WLCX ENTRPR	MS	8/13/2018	LIBOR-1M	(19,000)	(71,440)	28,120
BEAZER HOMES	MS	8/13/2018	LIBOR-1M	12,000	192,480	(16,320)
BEL FUSE CL B	MS	8/13/2018	LIBOR-1M	2,300	44,045	621
BELLWAY PLC	MS	10/24/2018	LIBOR-1M	3,040	137,372	1,186
BENEFICIAL BANCORP INC	MS	8/13/2018	LIBOR-1M	(6,400)	(100,160)	(1,664)
BENEFITFOCUS INC	MS	8/13/2018	LIBOR-1M	(5,900)	(144,845)	(33,335)
BERKSHIRE HILL	MS	8/13/2018	LIBOR-1M	5,800	220,400	(290)
BGEO GROUP PLC	MS	10/24/2018	LIBOR-1M	6,100	302,517	(10,738)
BIG 5 SPORTING	MS	8/13/2018	LIBOR-1M	(16,000)	(120,000)	(14,400)
BIOCRYST PHARM	MS	8/13/2018	LIBOR-1M	8,300	41,915	(1,079)
BIOTIME INC	MS	8/13/2018	LIBOR-1M	22,500	55,350	(6,750)
BJ RESTAURANTS INC	MS	8/13/2018	LIBOR-1M	3,400	157,590	32,300
BLRK RSD GR REIT	MS	8/13/2018	LIBOR-1M	(9,400)	(81,591)	(2,915)
BLUCORA INC	MS	8/13/2018	LIBOR-1M	3,800	92,150	6,650
BLUE CPL REINSUR	MS	8/13/2018	LIBOR-1M	(11,300)	(130,515)	(565)
Blue Hills Bancorp, Inc. Common Stock	MS	8/13/2018	LIBOR-1M	4,500	93,150	(1,688)
BOBST GRP N	MS	10/24/2018	LIBOR-1M	410	45,065	(1,076)
BOJANGLES INC	MS	8/13/2018	LIBOR-1M	(11,100)	(156,510)	(7,215)
BOOT BARN HOLD	MS	8/13/2018	LIBOR-1M	5,600	97,720	11,872
BOSTON OMAHA CORP	MS	8/13/2018	LIBOR-1M	(3,700)	(85,951)	6,586
BOSTON PRIVATE FINANCIAL	MS	8/13/2018	LIBOR-1M	7,700	118,195	5,390
BOVIS HOMES GROUP PLC	MS	10/24/2018	LIBOR-1M	3,140	53,518	(194)
BRAEMAR HOTELS & RESORTS INC	MS	8/13/2018	LIBOR-1M	20,800	216,320	—
BRIDGEPOINT EDUCATION INC	MS	8/13/2018	LIBOR-1M	(8,300)	(51,709)	3,237
BRIGGS STRAT	MS	8/13/2018	LIBOR-1M	4,700	95,269	(10,528)
BRIGHTCOVE INC	MS	8/13/2018	LIBOR-1M	(7,700)	(56,595)	(25,401)
BRISTOW GROUP INC	MS	8/13/2018	LIBOR-1M	(6,500)	(91,260)	(13,065)
BRITISH AMERICAN TOBACCO PLC	MS	10/24/2018	LIBOR-1M	(19,430)	(988,142)	(91,745)
BROOKLINE BANCP	MS	8/13/2018	LIBOR-1M	6,700	108,540	2,680
BRT APARTMENTS CORP	MS	8/13/2018	LIBOR-1M	3,900	46,956	195
BRYN MAWR TR	MS	8/13/2018	LIBOR-1M	1,800	79,650	1,026
BUILD A BEAR WRK	MS	8/13/2018	LIBOR-1M	(6,900)	(67,275)	4,485
CAI INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	3,800	78,128	7,296
CALITHERA BIOSCIENCES INC	MS	8/13/2018	LIBOR-1M	3,900	23,205	780
CANFOR PULP PRODUCTS INC	MS	11/15/2018	LIBOR-1M	11,540	130,343	32,003
CAP SENR LIVING	MS	8/13/2018	LIBOR-1M	(5,200)	(55,120)	(5,980)
CAPSTAR FINANCIA	MS	8/13/2018	LIBOR-1M	(9,500)	(171,760)	(9,595)
CAPSTONE GOLD CORP	MS	11/15/2018	LIBOR-1M	58,621	63,262	(12,091)
CARBONITE INC	MS	8/13/2018	LIBOR-1M	(2,400)	(69,480)	(5,160)
CARDTRONICS INC	MS	8/13/2018	LIBOR-1M	(4,200)	(93,030)	(17,220)
CARE COM INC	MS	8/13/2018	LIBOR-1M	8,100	130,653	(4,293)
CARNIVAL PLC	MS	10/24/2018	LIBOR-1M	7,420	476,589	5,303
Carolina Financial Corporation Common St	MS	8/13/2018	LIBOR-1M	1,700	67,388	(731)
CARROLS HOLDINGS CORP	MS	8/13/2018	LIBOR-1M	(13,600)	(154,360)	14,280
CATCHMARK TIMBER	MS	8/13/2018	LIBOR-1M	12,100	153,912	3,872
CBIZ INC	MS	8/13/2018	LIBOR-1M	9,600	180,000	(1,440)
CBL & ASSOC	MS	8/13/2018	LIBOR-1M	(31,900)	(142,274)	8,932
CEBU AIR INC	MS	6/13/2018	LIBOR-1M	50,750	106,653	(19,842)
CECO ENV CORP	MS	8/13/2018	LIBOR-1M	(19,600)	(91,140)	(980)
CEDAR REALTY TRUST INC	MS	8/13/2018	LIBOR-1M	(20,400)	(81,600)	2,244
CENTAMIN PLC	MS	10/24/2018	LIBOR-1M	100,280	210,759	5,297
CENTERRA GOLD	MS	11/15/2018	LIBOR-1M	10,700	55,656	9,726
CENTRAL ASIA METALS PLC	MS	10/24/2018	LIBOR-1M	99,523	430,218	(21,203)
CENTRL GAR & PET	MS	8/13/2018	LIBOR-1M	6,700	259,290	(21,440)
CENTURY BNCP A	MS	8/13/2018	LIBOR-1M	2,200	173,910	2,354
CENTURY CASINO	MS	8/13/2018	LIBOR-1M	12,900	100,620	(1,548)
CENTURY COMMUNITIES INC	MS	8/13/2018	LIBOR-1M	2,700	80,190	2,835
CERUS CORP	MS	8/13/2018	LIBOR-1M	(14,100)	(75,012)	1,692
CEVA INC	MS	8/13/2018	LIBOR-1M	(4,800)	(170,289)	13,809
CHANGYOU.COM LTD-ADR	MS	8/13/2018	LIBOR-1M	5,200	156,780	(57,824)
CHANNELADVISOR CORP	MS	8/13/2018	LIBOR-1M	5,600	50,960	23,520
CHINA YUCHAI	MS	8/13/2018	LIBOR-1M	2,400	51,648	(1,704)
CHIPMOS TECHNOLOGIES INC—ADR	MS	8/13/2018	LIBOR-1M	(8,484)	(136,253)	19,428
CHUYS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(5,700)	(154,755)	(8,265)
CINCINNATI BELL INC	MS	8/13/2018	LIBOR-1M	(7,800)	(111,930)	(6,240)
CIRCOR INTL WI	MS	8/13/2018	LIBOR-1M	(2,300)	(99,498)	2,047
CITI TRENDS INC	MS	8/13/2018	LIBOR-1M	5,700	182,058	(7,467)
CITIZENS & NORTH	MS	8/13/2018	LIBOR-1M	(5,300)	(128,313)	(1,113)
CITY HOLDING	MS	8/13/2018	LIBOR-1M	(1,200)	(85,104)	(792)
CITY OFFICE REIT	MS	8/13/2018	LIBOR-1M	(7,800)	(89,622)	858
CIVISTA BANCSHARES INC	MS	8/13/2018	LIBOR-1M	(4,600)	(107,548)	1,702
CLEARFIELD INC	MS	8/13/2018	LIBOR-1M	(6,400)	(85,440)	7,360
CLEARWATER PAPER	MS	8/13/2018	LIBOR-1M	—	—	(18,548)
CLINIGEN GROUP PLC	MS	10/24/2018	LIBOR-1M	5,305	66,355	(2,370)
CODEXIS INC	MS	8/13/2018	LIBOR-1M	(10,000)	(116,500)	4,000
COHU INC	MS	8/13/2018	LIBOR-1M	5,400	125,064	(9,504)
COLUMBUS MCKIN	MS	8/13/2018	LIBOR-1M	2,400	84,528	1,584
COMMERCIAL VHCLE	MS	8/13/2018	LIBOR-1M	16,700	120,908	(8,851)
COMMUNITY BANKERS TRUST	MS	8/13/2018	LIBOR-1M	(11,600)	(101,500)	580
CONNECTONE BANC	MS	8/13/2018	LIBOR-1M	(6,300)	(181,125)	14,333
CONNS INC	MS	8/13/2018	LIBOR-1M	3,100	85,715	(6,665)
CONSOLIDATED COMM ILLINOIS A	MS	8/13/2018	LIBOR-1M	(8,400)	(98,028)	(146)
CONTROL4 CORP	MS	8/13/2018	LIBOR-1M	3,300	71,511	(2,739)
CONVIVIALITY PLC	MS	10/24/2018	LIBOR-1M	52,063	72,419	—
CORE MARK HLDG	MS	8/13/2018	LIBOR-1M	(4,000)	(85,400)	2,960
CORE MOLDING TECH	MS	8/13/2018	LIBOR-1M	6,600	111,144	(8,844)
COSAN LTD -CL A	MS	8/13/2018	LIBOR-1M	13,900	149,842	(9,730)
COSMO PHARMACEUTICALS NV	MS	10/24/2018	LIBOR-1M	(3,309)	(442,191)	(42,416)
COSTAMARE INC	MS	8/13/2018	LIBOR-1M	(12,500)	(83,250)	(2,875)
COVENANT TRANSPORTATION GRP	MS	8/13/2018	LIBOR-1M	2,200	65,230	(4,180)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CRA INTL INC	MS	8/13/2018	LIBOR-1M	4,000	$219,080	$6,800
CYBEROPTICS CP	MS	8/13/2018	LIBOR-1M	(11,600)	(207,060)	30,160
DAQO NEW ENERGY CORP	MS	8/13/2018	LIBOR-1M	2,000	118,520	(11,820)
DASEKE INC	MS	8/13/2018	LIBOR-1M	(15,600)	(140,244)	11,076
DEAN FOODS CO	MS	8/13/2018	LIBOR-1M	11,300	100,344	(3,051)
DEPOMED INC	MS	8/13/2018	LIBOR-1M	6,500	43,160	(2,340)
DIME COMMUNITY BANCSHARES	MS	8/13/2018	LIBOR-1M	4,200	78,540	4,410
DIRECT LINE INSURANCE GROUP	MS	10/24/2018	LIBOR-1M	34,397	176,208	756
DONEGAL GROUP A	MS	8/13/2018	LIBOR-1M	(7,200)	(98,395)	(2,684)
DONNELLEY FINANCIAL SOLU	MS	8/13/2018	LIBOR-1M	(9,800)	(167,776)	(12,544)
DRAX GROUP PLC	MS	10/24/2018	LIBOR-1M	16,700	69,276	5,640
DXP ENTERPRISES	MS	8/13/2018	LIBOR-1M	2,600	95,160	(780)
DYNEX CAPITAL	MS	8/13/2018	LIBOR-1M	19,900	129,151	1,791
EAGLE BULK SHIPPING INC	MS	8/13/2018	LIBOR-1M	(23,400)	(117,084)	(1,320)
ECHO GLOBAL LOGISTICS INC	MS	8/13/2018	LIBOR-1M	(7,000)	(198,450)	7,350
EGAIN CORP	MS	8/13/2018	LIBOR-1M	13,400	116,580	(670)
ELEMENT FLEET MANAGEMENT CORP	MS	11/15/2018	LIBOR-1M	140,500	499,067	32,030
ELEVATE CREDIT INC	MS	8/13/2018	LIBOR-1M	(20,500)	(153,340)	(3,280)
EMCORE CORP	MS	8/13/2018	LIBOR-1M	(15,300)	(76,500)	7,650
EMPIRE CO CL A	MS	11/15/2018	LIBOR-1M	15,900	283,208	25,817
ENDOLOGIX INC	MS	8/13/2018	LIBOR-1M	(23,100)	(97,713)	(1,848)
ENTERPRISE FINANCIAL SERVICES CORP	MS	8/13/2018	LIBOR-1M	3,900	183,885	14,430
ENZO BIOCHEM INC	MS	8/13/2018	LIBOR-1M	10,500	63,420	(420)
EQUITY BANCSHARES INC—CL A	MS	8/13/2018	LIBOR-1M	(2,100)	(83,160)	3,087
ETHAN ALLEN	MS	8/13/2018	LIBOR-1M	(3,900)	(88,335)	2,340
EVERBRIDGE INC	MS	8/13/2018	LIBOR-1M	(5,200)	(191,672)	(2,548)
EVERSPIN TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	(5,600)	(38,238)	(10)
EVERTEC GROUP LLC	MS	8/13/2018	LIBOR-1M	(3,100)	(52,855)	(3,720)
EVOLENT HEALTH A	MS	8/13/2018	LIBOR-1M	(5,500)	(84,150)	(6,600)
EVRAZ PLC	MS	10/24/2018	LIBOR-1M	146,483	820,061	102,483
EXTREME NETWORKS	MS	8/13/2018	LIBOR-1M	11,100	119,214	(444)
EZCORP INC A	MS	8/13/2018	LIBOR-1M	9,100	123,305	1,365
FARMER BROS CO	MS	8/13/2018	LIBOR-1M	(6,800)	(196,860)	4,080
FARMERS CAP BK	MS	8/13/2018	LIBOR-1M	(1,300)	(56,160)	(9,035)
FARMERS NAT BNCP	MS	8/13/2018	LIBOR-1M	9,100	129,675	4,550
FED AGRIC MTG CORP-CL C	MS	8/13/2018	LIBOR-1M	2,400	200,928	4,296
FEDERAL SIGNAL	MS	8/13/2018	LIBOR-1M	3,300	73,458	(1,980)
FIDELITY SOUTHERN CORP	MS	8/13/2018	LIBOR-1M	(3,500)	(80,675)	1,120
FIESTA RSTRN GRP	MS	8/13/2018	LIBOR-1M	(8,300)	(160,190)	(14,110)
FIRST BUSI FINCL	MS	8/13/2018	LIBOR-1M	(2,900)	(73,312)	(2,059)
FIRST DEFIANCE	MS	8/13/2018	LIBOR-1M	2,900	168,171	4,843
FIRST FNL NW INC	MS	8/13/2018	LIBOR-1M	7,200	120,888	792
First Foundation Inc. Common Stock	MS	8/13/2018	LIBOR-1M	233	4,299	(2,191)
FIRST INTERNET BANCORP	MS	8/13/2018	LIBOR-1M	3,100	112,685	(6,665)
FIRST L I CORP	MS	8/13/2018	LIBOR-1M	4,800	130,800	(3,600)
FIRST REP BANCP	MS	8/13/2018	LIBOR-1M	(26,600)	(218,120)	(2,660)
FLEXION THERAPEUTICS INC	MS	8/13/2018	LIBOR-1M	(2,500)	(61,200)	(1,100)
Franklin Covey Co	MS	8/13/2018	LIBOR-1M	3,900	99,060	(3,900)
FRANKLIN ST PROP	MS	8/13/2018	LIBOR-1M	(16,300)	(124,506)	(3,541)
FRESNILLO PLC	MS	10/24/2018	LIBOR-1M	(21,780)	(388,577)	395
FRST CNT BNCP	MS	8/13/2018	LIBOR-1M	5,000	129,000	(8,500)
FS BANCORP	MS	8/13/2018	LIBOR-1M	1,800	101,565	2,331
FST BUSEY CORP	MS	8/13/2018	LIBOR-1M	6,066	182,708	(2,851)
FST MERCHANTS	MS	8/13/2018	LIBOR-1M	5,600	233,240	8,008
FutureFuel Corp Common shares	MS	8/13/2018	LIBOR-1M	11,000	132,000	(3,300)
GAIA INC	MS	8/13/2018	LIBOR-1M	(9,600)	(148,320)	2,880
GAMCO INVESTORS INC	MS	8/13/2018	LIBOR-1M	(4,200)	(106,134)	(1,596)
GENMARK DIAGNOSTICS INC	MS	8/13/2018	LIBOR-1M	(11,600)	(63,220)	(9,396)
GIVAUDAN N	MS	10/24/2018	LIBOR-1M	(200)	(443,886)	(4,046)
GLADSTONE LAND CORP	MS	8/13/2018	LIBOR-1M	(9,200)	(116,472)	552
GOLDEN ENTERTAINMENT INC	MS	8/13/2018	LIBOR-1M	(5,100)	(132,546)	(3,879)
GRAHAM CORP	MS	8/13/2018	LIBOR-1M	5,300	114,374	—
GRAY TELEVISION INC	MS	8/13/2018	LIBOR-1M	10,600	120,840	(1,060)
GREENHILL	MS	8/13/2018	LIBOR-1M	(5,500)	(105,600)	(6,050)
GREENLIGHT CAPITAL RE LTD	MS	8/13/2018	LIBOR-1M	(5,300)	(82,150)	—
GSI TECHNOLOGY INC	MS	8/13/2018	LIBOR-1M	(13,600)	(101,320)	1,632
GULF KEYSTONE PETROLEUM LTD	MS	10/24/2018	LIBOR-1M	70,670	155,612	25,167
HABIT RESTAURANTS INC/THE	MS	8/13/2018	LIBOR-1M	(9,500)	(85,975)	(9,975)
HALCON RES CORP	MS	8/13/2018	LIBOR-1M	(13,700)	(73,706)	137
HAMILTON BEACH BRAND-A	MS	8/13/2018	LIBOR-1M	(6,500)	(143,845)	(780)
HANMI FINANCIAL	MS	8/13/2018	LIBOR-1M	1,700	52,275	(5,355)
HARBORONE BANCORP INC	MS	8/13/2018	LIBOR-1M	(11,300)	(199,671)	904
HARMONIC	MS	8/13/2018	LIBOR-1M	(26,000)	(97,500)	2,600
HARMONY GOLD	MS	8/13/2018	LIBOR-1M	30,000	69,300	(8,400)
HARVARD BIOSCI	MS	8/13/2018	LIBOR-1M	12,800	72,320	1,280
HAYNES INTL	MS	8/13/2018	LIBOR-1M	(1,900)	(75,126)	(4,313)
HEIDRICK STRUGG	MS	8/13/2018	LIBOR-1M	4,300	151,797	10,098
HEMISPHERE MEDIA GROUP INC	MS	8/13/2018	LIBOR-1M	(7,300)	(80,917)	1,347
HERITAGE COMRCE	MS	8/13/2018	LIBOR-1M	6,000	98,400	540
HERSHA HOSP	MS	8/13/2018	LIBOR-1M	(4,700)	(83,989)	(4,277)
HIBBETT SPORTS INC	MS	8/13/2018	LIBOR-1M	6,200	174,840	(6,200)
HIGHLAND GOLD MINING LTD	MS	12/12/2018	LIBOR-1M	63,501	127,865	5,313
HNN ARMSTRNG STN	MS	8/13/2018	LIBOR-1M	(7,300)	(141,912)	219
HOME BANCSHARES INC/CONWAY A	MS	8/13/2018	LIBOR-1M	(3,220)	(73,319)	(1,513)
HORIZON BNCP IND	MS	8/13/2018	LIBOR-1M	5,900	174,050	(4,366)
HORIZON GBL CORP	MS	8/13/2018	LIBOR-1M	(10,300)	(82,194)	5,253
HOWARD BANCORP	MS	8/13/2018	LIBOR-1M	(8,000)	(151,200)	(800)
HSBC HOLDINGS PLC	MS	10/24/2018	LIBOR-1M	(101,000)	(973,437)	(33,596)
HUDSON TECH	MS	8/13/2018	LIBOR-1M	(28,800)	(131,040)	4,896
HURCO COS	MS	8/13/2018	LIBOR-1M	2,300	105,800	(4,140)
HURON CONSULTING	MS	8/13/2018	LIBOR-1M	(3,000)	(117,300)	4,950
HUTTIG BUILDING PROD	MS	8/13/2018	LIBOR-1M	(18,400)	(98,624)	(15,640)
INDEPENDENCE REALTY TRUST IN	MS	8/13/2018	LIBOR-1M	(20,100)	(189,543)	603
INDEPENDENT BANK GROUP INC	MS	8/13/2018	LIBOR-1M	3,200	225,600	2,880
INDIVIOR PLC	MS	10/24/2018	LIBOR-1M	59,694	358,064	17,734
INDO TAMBANGRAYA	MS	11/15/2018	LIBOR-1M	58,400	90,632	14,858
INDUS MOTOR	MS	10/10/2018	LIBOR-1M	5,116	85,255	(573)
INFINERA CORP	MS	8/13/2018	LIBOR-1M	(10,500)	(113,505)	(9,555)
INFORMATION SERVICES GROUP	MS	8/13/2018	LIBOR-1M	18,600	79,744	980
INGLES CL A	MS	8/13/2018	LIBOR-1M	3,000	101,700	1,050
INSTEEL INDUSTRIES INC	MS	8/13/2018	LIBOR-1M	(5,200)	(141,492)	(14,664)
INSTRUCTURE INC	MS	8/13/2018	LIBOR-1M	(4,000)	(161,600)	(600)
INTERNATIONAL SEAWAYS INC	MS	8/13/2018	LIBOR-1M	(5,600)	(106,736)	(5,992)
INTERSECT ENT INC	MS	8/13/2018	LIBOR-1M	4,000	152,200	7,600

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
INTREPID POTASH INC	MS	8/13/2018	LIBOR-1M	33,400	$127,922	$23,380
INVACARE INC	MS	8/13/2018	LIBOR-1M	(7,000)	(124,600)	(2,800)
ION GEOPHYSICAL CORPORATION	MS	8/13/2018	LIBOR-1M	2,900	79,895	3,625
ISHR RUSS MCROCP	MS	8/13/2018	LIBOR-1M	(1,113)	(107,794)	(557)
ITERIS INC	MS	8/13/2018	LIBOR-1M	(15,800)	(72,206)	(7,900)
J. ALEXANDER S	MS	8/13/2018	LIBOR-1M	10,500	124,128	1,347
JACKPOTJOY PLC	MS	10/24/2018	LIBOR-1M	28,395	333,697	(12,880)
JAMES RIVER GROUP HOLDINGS LIMITED	MS	8/13/2018	LIBOR-1M	(2,600)	(94,666)	234
JD SPORTS FASHION PLC	MS	10/24/2018	LIBOR-1M	13,600	73,184	44
JERNIGAN CAPITAL INC	MS	8/13/2018	LIBOR-1M	(5,900)	(105,315)	(7,965)
JOHNSON OUTDOORS INC	MS	8/13/2018	LIBOR-1M	2,000	127,840	1,680
JUST ENERGY GROUP INC	MS	8/13/2018	LIBOR-1M	21,700	96,131	(5,642)
K12 INC	MS	8/13/2018	LIBOR-1M	4,200	59,346	4,914
K2M GROUP HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(7,700)	(146,069)	(1,001)
KADANT	MS	8/13/2018	LIBOR-1M	1,200	112,860	(1,896)
KEARNY FINANCIAL	MS	8/13/2018	LIBOR-1M	(9,919)	(130,435)	(8,927)
KELLY SVCS A	MS	8/13/2018	LIBOR-1M	4,700	139,825	(2,303)
KIMBALL ELECTRONICS INC	MS	8/13/2018	LIBOR-1M	9,800	164,640	(9,310)
KIMBALL INTL B	MS	8/13/2018	LIBOR-1M	6,000	102,300	(3,180)
KINSALE CAPITAL GROUP INC	MS	8/13/2018	LIBOR-1M	(2,600)	(136,838)	2,808
KOPIN CORP	MS	8/13/2018	LIBOR-1M	(18,400)	(57,776)	(3,128)
KOPPERS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	4,600	200,560	920
KORNIT DIGITAL LTD	MS	8/13/2018	LIBOR-1M	(10,500)	(139,650)	(13,125)
KOT ADDU POWER	MS	10/10/2018	LIBOR-1M	187,238	111,254	(8,622)
KRATON CORP	MS	8/13/2018	LIBOR-1M	1,900	95,228	(8,455)
KUEHNE & NAGEL	MS	10/24/2018	LIBOR-1M	—	—	709
L.B. FOSTER	MS	8/13/2018	LIBOR-1M	8,700	214,890	(10,005)
LA JOLLA PHARMACEUTICAL COMPANY NEW COM	MS	8/13/2018	LIBOR-1M	(1,300)	(38,883)	1,157
LABRADOR IRON ORE ROYALTY CORP	MS	11/15/2018	LIBOR-1M	5,000	81,600	3,549
LAFARGEHOLCIM LTD	MS	10/24/2018	LIBOR-1M	(18,270)	(1,020,476)	(369)
LANTHEUS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	5,000	77,500	11,500
LEMAITRE VASCULAR INC	MS	8/13/2018	LIBOR-1M	(2,900)	(110,809)	19,604
LIFETIME BRANDS INC	MS	8/13/2018	LIBOR-1M	—	—	(3,545)
LIMELIGHT NETWORKS INC	MS	8/13/2018	LIBOR-1M	18,100	71,857	21,539
LINDBLAD EXPEDITIONS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(13,500)	(145,800)	(2,025)
LIVE OAK BANCSHA	MS	8/13/2018	LIBOR-1M	(3,608)	(104,271)	2,345
LIVEPERSON INC	MS	8/13/2018	LIBOR-1M	10,100	158,570	11,110
LSC COMMUNICATIONS INC	MS	8/13/2018	LIBOR-1M	(2,900)	(46,516)	(4,176)
M T S SYSTEMS	MS	8/13/2018	LIBOR-1M	(3,100)	(158,875)	1,395
M/I HOMES INC	MS	8/13/2018	LIBOR-1M	6,200	206,274	(17,298)
MAG SILVER CORP	MS	8/13/2018	LIBOR-1M	(11,800)	(129,564)	(1,770)
MAIDEN HLDGS LTD	MS	8/13/2018	LIBOR-1M	(19,400)	(130,950)	(17,460)
MAKEMYTRIP LTD	MS	8/13/2018	LIBOR-1M	(3,000)	(105,450)	(5,250)
Malvern Bancorp, Inc. Common Stock	MS	8/13/2018	LIBOR-1M	2,500	62,000	1,625
MATRIX SERVICE	MS	8/13/2018	LIBOR-1M	3,200	48,640	640
MAUI LAND	MS	8/13/2018	LIBOR-1M	(5,400)	(60,813)	3,303
MBT FINL CORP	MS	8/13/2018	LIBOR-1M	(5,900)	(63,130)	3,098
MCDERMOTT INTL	MS	8/13/2018	LIBOR-1M	13,300	79,800	7,980
MED FACILS UN	MS	11/15/2018	LIBOR-1M	12,200	151,619	(16,562)
MELROSE INDUSTRIES PLC	MS	10/24/2018	LIBOR-1M	(245,900)	(756,689)	(15,686)
MERCANTILE BK CP	MS	8/13/2018	LIBOR-1M	2,300	83,028	(1,838)
MERCER INTL	MS	8/13/2018	LIBOR-1M	9,500	126,825	475
MERIDIAN BANCORP INC	MS	8/13/2018	LIBOR-1M	8,700	172,695	(8,265)
MERLIN ENTERTAINMENT	MS	10/24/2018	LIBOR-1M	(152,800)	(727,102)	(58,908)
MESA LAB	MS	8/13/2018	LIBOR-1M	(1,500)	(233,310)	(19,155)
METRO BANK PLC	MS	10/24/2018	LIBOR-1M	(540)	(24,421)	(87)
MICRO FOCUS INTERNATIONAL	MS	10/24/2018	LIBOR-1M	—	—	108
MIDLAND STATES BANCORP INC	MS	8/13/2018	LIBOR-1M	(4,400)	(140,096)	1,496
MIDSOUTH	MS	8/13/2018	LIBOR-1M	(12,600)	(163,170)	(12,600)
MIDSTATES PETROLEUM CO INC	MS	8/13/2018	LIBOR-1M	(5,700)	(81,054)	1,311
MILLAT TRACTORS	MS	10/10/2018	LIBOR-1M	8,178	87,617	8,828
MOBILE IRON INC	MS	8/13/2018	LIBOR-1M	22,700	112,365	(6,810)
MODINE MANUFACTURING	MS	8/13/2018	LIBOR-1M	7,800	159,120	(24,960)
MONARCH CASINO	MS	8/13/2018	LIBOR-1M	1,900	77,520	3,534
MONEYGRAM INTL	MS	8/13/2018	LIBOR-1M	(11,700)	(95,823)	(6,435)
MOTORCA PARTS OF AMERICA, INC	MS	8/13/2018	LIBOR-1M	(5,200)	(114,816)	15,808
MOVADO GROUP	MS	8/13/2018	LIBOR-1M	2,300	89,700	1,035
MR PRICE GROUP LTD	MS	11/20/2018	LIBOR-1M	21,245	510,692	(44,061)
MTGE INVESTMENT CROP	MS	8/13/2018	LIBOR-1M	8,054	143,764	2,416
MULTI-COLOR CP	MS	8/13/2018	LIBOR-1M	(1,300)	(87,815)	3,380
NANOMETRICS	MS	8/13/2018	LIBOR-1M	(1,500)	(39,270)	2,040
NANOSTRG TECHNS	MS	8/13/2018	LIBOR-1M	(10,600)	(92,644)	(8,056)
NATIONAL BAK HLD	MS	8/13/2018	LIBOR-1M	(3,100)	(103,602)	(5,456)
NATIONAL CINEMEDIA INC	MS	8/13/2018	LIBOR-1M	(20,100)	(110,148)	(4,824)
NATURAL GROCERS BY VITAMIN COTTAGE INC	MS	8/13/2018	LIBOR-1M	(9,500)	(67,830)	(95)
NATUS MEDICAL	MS	8/13/2018	LIBOR-1M	(3,400)	(115,940)	3,570
NCS MULTISTAGE HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(8,300)	(141,926)	(9,300)
NETSHOES CAYMAN LTD	MS	8/13/2018	LIBOR-1M	(11,900)	(64,498)	8,806
NEW HOME COMPNY	MS	8/13/2018	LIBOR-1M	(16,400)	(177,252)	13,580
NEXEO SOLUTIONS, INC. COMMON STOCK BUSIN	MS	8/13/2018	LIBOR-1M	7,700	83,261	(4,798)
NEXPOINT RESIDENTIAL	MS	8/13/2018	LIBOR-1M	5,700	148,998	3,705
NIC INC	MS	8/13/2018	LIBOR-1M	(5,700)	(80,695)	(3,950)
NORTHWEST PIPE	MS	8/13/2018	LIBOR-1M	(5,500)	(109,285)	770
NOVA MEASURING	MS	8/13/2018	LIBOR-1M	5,100	143,616	(9,741)
NOVANTA INC	MS	8/13/2018	LIBOR-1M	2,000	105,500	12,100
NOVELION THERAPEUTICS INC	MS	8/13/2018	LIBOR-1M	(11,900)	(43,554)	(7,497)
NUMIS CORPORATION PLC	MS	10/24/2018	LIBOR-1M	4,026	22,024	221
NUTRISYSTEM INC	MS	8/13/2018	LIBOR-1M	(4,600)	(133,064)	(336)
OCEAN FINCL CP	MS	8/13/2018	LIBOR-1M	(4,400)	(115,588)	(3,124)
OH VALLEY BANC	MS	8/13/2018	LIBOR-1M	(1,800)	(75,780)	(6,588)
OLD POINT FINL	MS	8/13/2018	LIBOR-1M	(3,600)	(92,808)	(1,872)
OLD SECOND BNCP	MS	8/13/2018	LIBOR-1M	10,400	145,600	3,224
OMNOVA SOLUTIONS	MS	8/13/2018	LIBOR-1M	12,000	132,000	(1,200)
OPUS BANK	MS	8/13/2018	LIBOR-1M	(8,900)	(249,200)	(1,780)
ORBCOMM CORP	MS	8/13/2018	LIBOR-1M	(12,200)	(110,532)	488
ORCHIDS PAPR PRO	MS	8/13/2018	LIBOR-1M	(5,300)	(41,234)	8,851
ORITANI FINANCIAL CORP	MS	8/13/2018	LIBOR-1M	5,500	83,325	825
OXFORD IMMUNOTEC	MS	8/13/2018	LIBOR-1M	(5,500)	(73,260)	2,695
PAC MERCANTL BK	MS	8/13/2018	LIBOR-1M	(10,300)	(99,395)	3,090
PACIFIC BIOSCIENCES OF CALIFORNIA	MS	8/13/2018	LIBOR-1M	(15,500)	(38,130)	(1,860)
PACIFIC ETHANOL	MS	8/13/2018	LIBOR-1M	17,600	53,680	7,920
PARATEK PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	(3,300)	(42,735)	7,425
PARK CITY GROUP INC	MS	8/13/2018	LIBOR-1M	(10,400)	(93,600)	11,440
PARK ELECTROCHEM	MS	8/13/2018	LIBOR-1M	(8,900)	(154,682)	2,225

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PATRICK INDS	MS	8/13/2018	LIBOR-1M	3,600	$205,200	$(360)
PC CONNECTION	MS	8/13/2018	LIBOR-1M	4,900	130,585	196
PCM	MS	8/13/2018	LIBOR-1M	(9,200)	(78,660)	(40,480)
PDF SOLUTIONS	MS	8/13/2018	LIBOR-1M	(13,800)	(157,590)	3,720
PDL BIOPHARMA	MS	8/13/2018	LIBOR-1M	26,100	77,778	(1,566)
PEAPACK GLADSTON	MS	8/13/2018	LIBOR-1M	5,200	175,396	(3,588)
PENN VIRGINIA CORP	MS	8/13/2018	LIBOR-1M	(1,600)	(73,966)	(306)
PENNSYLVANIA INV	MS	8/13/2018	LIBOR-1M	(9,800)	(97,412)	2,548
PENNYMAC FINANCIAL SERVICE	MS	8/13/2018	LIBOR-1M	5,800	131,080	(11,600)
PERCEPTRON INC	MS	8/13/2018	LIBOR-1M	12,000	108,360	(2,880)
PERFICIENT INC	MS	8/13/2018	LIBOR-1M	5,100	119,289	6,834
PERRY ELLIS	MS	8/13/2018	LIBOR-1M	6,400	171,072	(4,992)
PERSIMMON PLC	MS	10/24/2018	LIBOR-1M	3,920	146,289	(4)
PGT INC	MS	8/13/2018	LIBOR-1M	4,800	88,800	(5,040)
PIONEER ENERGY SERVICES CORPORATION	MS	8/13/2018	LIBOR-1M	13,600	38,760	8,160
PIPER JAFFRAY CO	MS	8/13/2018	LIBOR-1M	1,300	105,170	(24,155)
PIXELWORKS INC	MS	8/13/2018	LIBOR-1M	19,800	77,022	7,722
PLUS500 LTD	MS	10/24/2018	LIBOR-1M	55,832	1,006,843	152,862
PORTOBELLO ON-U	MS	12/13/2018	LIBOR-1M	62,254	103,718	(12,262)
PREFERRED BK LA	MS	8/13/2018	LIBOR-1M	3,800	242,554	(342)
PRGX GLOBAL INC	MS	8/13/2018	LIBOR-1M	16,900	160,550	5,070
PRO HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(3,900)	(128,700)	13,572
PROVIDENCE SVC	MS	8/13/2018	LIBOR-1M	1,900	138,738	5,434
PROVIDENT FINANCIAL PLC	MS	10/24/2018	LIBOR-1M	(106,205)	(1,007,837)	37,079
PROVIDENT FINL	MS	8/13/2018	LIBOR-1M	(4,500)	(82,440)	(135)
PRUDENTIAL BANCORP INC	MS	8/13/2018	LIBOR-1M	(3,200)	(57,408)	(1,056)
PTI	MS	10/10/2019	LIBOR-1M	106,608	316,359	(9,123)
PTT EXP & PROD-F	MS	10/10/2019	LIBOR-1M	113,600	416,873	66,665
PURPLEBRICKS GROUP PLC	MS	10/24/2018	LIBOR-1M	(96,423)	(424,107)	(34,459)
PZENA INVESTMENTS MANAGEMENT INC CLASS A	MS	8/13/2018	LIBOR-1M	4,900	52,087	(9,016)
QUANTENNA COMMUNICATIONS INC	MS	8/13/2018	LIBOR-1M	(15,600)	(210,600)	12,948
QUINSTREET INC	MS	8/13/2018	LIBOR-1M	8,500	86,190	9,350
QUOTIENT LTD	MS	8/13/2018	LIBOR-1M	(15,700)	(66,097)	628
R1 RCM INC	MS	8/13/2018	LIBOR-1M	8,100	62,802	(2,619)
RADNET INC	MS	8/13/2018	LIBOR-1M	11,300	159,687	(9,962)
RANGER ENRGY SER	MS	8/13/2018	LIBOR-1M	(10,000)	(71,400)	(11,100)
RAVEN INDS	MS	8/13/2018	LIBOR-1M	6,200	218,860	8,060
RAYONR ADV MTRL	MS	8/13/2018	LIBOR-1M	9,100	188,188	6,552
RBB Bancorp Common Stock	MS	8/13/2018	LIBOR-1M	3,100	86,335	(1,364)
RCI HOSPITALITY HOLDINGS INC	MS	8/13/2018	LIBOR-1M	7,799	221,960	(9,905)
RCM TECH INC	MS	8/13/2018	LIBOR-1M	8,500	47,770	(4,080)
RECKITT BENCKISER GROUP PLC	MS	10/24/2018	LIBOR-1M	(2,040)	(157,724)	(4,899)
REIS INC	MS	8/13/2018	LIBOR-1M	(4,400)	(96,360)	3,960
RENEWABLE ENERGY GROUP INC	MS	8/13/2018	LIBOR-1M	5,400	72,900	(3,240)
RESOLUTE FOREST PRODUCTS	MS	8/13/2018	LIBOR-1M	10,700	111,815	(5,885)
RIVERVIEW	MS	8/13/2018	LIBOR-1M	9,700	88,852	2,231
ROCKY SHOES	MS	8/13/2018	LIBOR-1M	8,600	184,900	20,210
ROYAL BANK OF SCOTLAND GROUP	MS	10/24/2018	LIBOR-1M	(33,000)	(124,373)	1,814
ROYAL MAIL PLC	MS	10/24/2018	LIBOR-1M	62,900	487,629	14,854
RTI SURGICAL INC	MS	8/13/2018	LIBOR-1M	27,100	130,080	(10,840)
RUDOLPH TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	6,300	180,180	(20,475)
RUSSELL 2000 INDEX ISHARES	MS	8/13/2018	LIBOR-1M	(5,464)	(838,068)	328
RUTH’S HOSPITALITY GROUP INC	MS	8/13/2018	LIBOR-1M	7,700	195,195	11,550
SAFEGUARD SCIEN	MS	8/13/2018	LIBOR-1M	(10,100)	(121,705)	(9,090)
SANDRIDGE ENERGY INC	MS	8/13/2018	LIBOR-1M	(4,600)	(65,182)	(1,702)
SANFILIPP & SON	MS	8/13/2018	LIBOR-1M	(2,700)	(157,356)	3,753
SANNE GROUP PLC	MS	10/24/2018	LIBOR-1M	(11,893)	(100,697)	(1,129)
SANTOS BRASIL PARTICIPACOES ORD	MS	12/13/2018	LIBOR-1M	(14,500)	(16,178)	2,460
SCANSOUCE	MS	8/13/2018	LIBOR-1M	2,000	70,710	(2,110)
SCHNITZER STEEL	MS	8/13/2018	LIBOR-1M	3,700	113,035	(4,070)
SEACHANGE INTL	MS	8/13/2018	LIBOR-1M	26,400	74,184	8,976
SELECTA BIOSCIENCES INC	MS	8/13/2018	LIBOR-1M	(4,700)	(43,992)	(11,092)
SIEGFRIED N	MS	10/24/2018	LIBOR-1M	2,928	1,010,700	10,343
SIERRA BANCORP	MS	8/13/2018	LIBOR-1M	6,000	161,040	6,120
SIMPLY GOOD FOODS CO/THE	MS	8/13/2018	LIBOR-1M	(8,100)	(104,564)	(412)
SIRIUS MINERALS PLC	MS	10/24/2018	LIBOR-1M	(1,084,086)	(436,294)	(25,629)
SMART & FINAL	MS	8/13/2018	LIBOR-1M	(18,600)	(96,720)	1,860
SMART GLOBAL HOLDINGS INC	MS	8/13/2018	LIBOR-1M	1,200	52,947	(5,967)
SMART METERING SYSTEMS PLC	MS	10/24/2018	LIBOR-1M	(25,819)	(284,261)	901
SMITH & NEPHEW PLC	MS	10/24/2018	LIBOR-1M	8,750	162,603	7,245
SODASTREAM INTERNATIONAL LTD	MS	8/13/2018	LIBOR-1M	2,200	207,438	440
SOLAREDGE TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	3,500	192,500	(8,225)
SOLARIS OILFIELD INFRAST-	MS	8/13/2018	LIBOR-1M	4,700	83,942	4,418
SOUTERN NAT BANC	MS	8/13/2018	LIBOR-1M	(4,600)	(72,864)	(1,886)
SPARK NETWORKS SE-ADR	MS	8/13/2018	LIBOR-1M	—	(5)	5
SPARTAN MOTRS	MS	8/13/2018	LIBOR-1M	4,600	77,280	4,830
SPARTANNASH CO	MS	8/13/2018	LIBOR-1M	(3,000)	(53,730)	(810)
SPECTRUM PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	7,300	150,526	(34,310)
SPEEDY HIRE PLC	MS	12/12/2018	LIBOR-1M	95,833	69,656	1,029
SPORTSMANS WAREHOUSE HOLDIN	MS	8/13/2018	LIBOR-1M	(21,600)	(105,624)	(2,160)
SPS COMMERCE INC	MS	8/13/2018	LIBOR-1M	(1,500)	(96,540)	(8,638)
SSP GROUP PLC	MS	10/24/2018	LIBOR-1M	24,967	222,238	1,579
STANDARD LIFE ABERDEEN PLC	MS	10/24/2018	LIBOR-1M	(34,300)	(173,071)	(5,893)
STARTEK INC	MS	8/13/2018	LIBOR-1M	(8,300)	(76,692)	3,320
STD MOTOR PRODS	MS	8/13/2018	LIBOR-1M	(2,000)	(99,080)	8,380
STEALTHGAS	MS	8/13/2018	LIBOR-1M	11,700	47,970	1,287
STOCK SPIRITS GROUP PLC	MS	10/24/2018	LIBOR-1M	11,207	40,050	(1,617)
STOCK YARDS BANCORP INC	MS	8/13/2018	LIBOR-1M	2,200	85,261	(2,871)
STONERIDGE	MS	8/13/2018	LIBOR-1M	7,600	217,284	(17,176)
STRATTEC SEC	MS	8/13/2018	LIBOR-1M	(1,500)	(53,850)	4,800
SUMMIT FINL GRP INC	MS	8/13/2018	LIBOR-1M	(4,700)	(120,649)	2,914
SUNOPTA, INC	MS	8/13/2018	LIBOR-1M	(7,200)	(51,480)	2,880
SUPERVALU INC	MS	8/13/2018	LIBOR-1M	(5,668)	(88,591)	(10,656)
SURMODICS INC	MS	8/13/2018	LIBOR-1M	1,600	59,917	(157)
SYKES ENTERPRIS	MS	8/13/2018	LIBOR-1M	2,300	66,378	(230)
SYNTECH CONSTRUCTION PUBLIC CO LTD	MS	10/10/2019	LIBOR-1M	653,275	36,241	2,077
TACTILE SYSTEMS TECHNOLOGY I	MS	8/13/2018	LIBOR-1M	(3,600)	(119,880)	(5,436)
TAILORED BRANDS INC	MS	8/13/2018	LIBOR-1M	4,700	133,809	14,476
TARENA INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	(9,300)	(102,300)	7,161
TAYLOR WIMPEY PLC	MS	10/24/2018	LIBOR-1M	75,900	202,519	(595)
TEAM INC	MS	8/13/2018	LIBOR-1M	(12,000)	(192,000)	(11,400)
TEJON RANCH CO	MS	8/13/2018	LIBOR-1M	(5,010)	(121,593)	(301)
Telenav, Inc. Common Stock	MS	8/13/2018	LIBOR-1M	(15,200)	(77,520)	(760)
THE BANK OF PRINCETON	MS	8/13/2018	LIBOR-1M	(2,800)	(96,572)	3,556

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
THOMAS COOK GROUP PLC	MS	10/24/2018	LIBOR-1M	518,430	$874,338	$6,413
TILLY’S INC A SHARES	MS	8/13/2018	LIBOR-1M	8,400	101,220	(7,056)
TIMKENSTEEL CORP WHEN ISSUED	MS	8/13/2018	LIBOR-1M	(6,500)	(102,375)	(6,760)
TITAN INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	4,000	47,440	(6,240)
TITAN MACHINERY INC	MS	8/13/2018	LIBOR-1M	8,300	181,023	(20,667)
TIVITY HEALTH INC	MS	8/13/2018	LIBOR-1M	2,400	94,320	(8,040)
TOWN SPORTS INTERNATIONAL	MS	8/13/2018	LIBOR-1M	13,600	117,694	8,787
TRANSAT AT B	MS	11/15/2018	LIBOR-1M	8,300	66,491	(10,340)
TRAVIS PERKINS PLC	MS	10/24/2018	LIBOR-1M	(36,840)	(665,871)	5,217
TRIPLE-S MANAGEMENT CORP	MS	8/13/2018	LIBOR-1M	6,300	170,226	8,379
TSAKOS ENERGY	MS	8/13/2018	LIBOR-1M	(16,900)	(59,150)	(2,028)
TUCOWS INC	MS	8/13/2018	LIBOR-1M	(2,700)	(156,330)	(14,445)
TWO RIVER BANCORP	MS	8/13/2018	LIBOR-1M	3,800	67,108	(2,356)
U S Concrete Inc. Common	MS	8/13/2018	LIBOR-1M	(2,500)	(149,770)	3,645
ULTRA CLEAN HLD	MS	8/13/2018	LIBOR-1M	7,200	133,200	(7,128)
UNION BANKSHARES CORP	MS	8/13/2018	LIBOR-1M	(2,825)	(103,423)	(3,390)
UNITED INTEGRATED SERVICES	MS	10/10/2019	LIBOR-1M	56,000	101,145	19,990
UNITED TRACTORS	MS	11/15/2018	LIBOR-1M	176,500	461,390	(24,842)
UNIV ELECTRONIC	MS	8/13/2018	LIBOR-1M	(2,600)	(132,080)	11,700
UNIVERSAL FOR	MS	8/13/2018	LIBOR-1M	4,600	150,604	(3,956)
UNIVERSAL STAIN	MS	8/13/2018	LIBOR-1M	5,100	153,213	(3,579)
UNIVEST CORP OF	MS	8/13/2018	LIBOR-1M	(7,700)	(214,830)	(6,545)
URSTADT BID	MS	8/13/2018	LIBOR-1M	(4,200)	(84,000)	546
USA TRUCK INC	MS	8/13/2018	LIBOR-1M	3,900	102,960	(9,243)
UTD CMNTY BK GA	MS	8/13/2018	LIBOR-1M	3,200	101,920	256
UTD COMMUN FINL	MS	8/13/2018	LIBOR-1M	7,600	75,392	2,052
VANDA PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	2,700	40,770	(3,105)
VASCO DATA SECU	MS	8/13/2018	LIBOR-1M	(3,800)	(48,640)	(10,260)
VECTRUS INC	MS	8/13/2018	LIBOR-1M	4,700	176,955	(7,755)
VEDANTA RESOURCES PLC	MS	10/24/2018	LIBOR-1M	26,800	273,328	(5,083)
VEDANTA RESOURCES PLC	MS	12/12/2018	LIBOR-1M	33,213	339,641	(6,821)
VEECO INSTR INC	MS	8/13/2018	LIBOR-1M	(8,400)	(141,120)	11,340
VIFOR PHARMA AG	MS	10/24/2018	LIBOR-1M	(4,459)	(663,376)	(46,925)
VIL SUPERMKT A	MS	8/13/2018	LIBOR-1M	(2,700)	(73,062)	(378)
VIRTUS INVT PRTNRS INC	MS	8/13/2018	LIBOR-1M	(1,000)	(116,375)	575
VISHAY PRECISION GROUP INC	MS	8/13/2018	LIBOR-1M	3,300	99,330	(5,940)
VISTA OUTDOOR INC	MS	8/13/2018	LIBOR-1M	5,800	101,910	(4,760)
VITAMIN SHOPPE INC	MS	8/13/2018	LIBOR-1M	(11,200)	(47,040)	(8,400)
VIVEVE MEDICAL, INC.	MS	8/13/2018	LIBOR-1M	(13,500)	(41,985)	(4,455)
VSE CORP	MS	8/13/2018	LIBOR-1M	2,600	130,728	2,626
W&T OFFSHORE	MS	8/13/2018	LIBOR-1M	17,600	102,656	4,704
WABASH NATL CORP	MS	8/13/2018	LIBOR-1M	8,900	184,230	(5,696)
WAJAX CORP	MS	11/15/2018	LIBOR-1M	6,400	113,395	4,623
WALKER & DUNLOP INC	MS	8/13/2018	LIBOR-1M	4,000	238,760	(10,320)
WEST FRASER	MS	11/15/2018	LIBOR-1M	2,500	168,315	1,144
WESTERN ASSET MORTGAGE CAPIT	MS	8/13/2018	LIBOR-1M	13,100	127,463	2,882
WESTERN NEW ENGLAND BANCORP IN	MS	8/13/2018	LIBOR-1M	(8,100)	(87,480)	—
WHITESTONE REIT CLASS B	MS	8/13/2018	LIBOR-1M	(12,100)	(128,018)	(3,267)
WIDEOPENWEST INC	MS	8/13/2018	LIBOR-1M	(19,100)	(130,979)	10,076
William Homes Common Stock (Class A	MS	8/13/2018	LIBOR-1M	5,000	140,000	(5,700)
WINNEBAGO INDS	MS	8/13/2018	LIBOR-1M	3,300	120,615	4,455
WIZZ AIR HOLDINGS PLC	MS	10/24/2018	LIBOR-1M	2,510	112,470	(2,277)
WOOD GROUP (JOHN) PLC	MS	10/24/2018	LIBOR-1M	(73,500)	(557,056)	(34,090)
WORKIVA INC	MS	8/13/2018	LIBOR-1M	(7,800)	(190,320)	14,820
WOWPRIME	MS	10/10/2019	LIBOR-1M	23,000	95,485	(2,346)
XCERRA CORP	MS	8/13/2018	LIBOR-1M	14,700	176,670	906
XPERI CORP	MS	8/13/2018	LIBOR-1M	(6,600)	(144,870)	(330)
YATRA ONLINE INC	MS	8/13/2018	LIBOR-1M	(11,400)	(80,142)	(7,638)
YRC WORLDWIDE INC	MS	8/13/2018	LIBOR-1M	(9,500)	(82,376)	3,336
ZUMIEZ INC	MS	8/13/2018	LIBOR-1M	7,500	189,750	(14,250)
ASETEK	MS	10/24/2018	NIBOR-1M	(2,205)	(22,835)	6,328
AUSTEVOLL	MS	10/24/2018	NIBOR-1M	17,981	208,234	8,936
BAKKAFROST	MS	10/24/2018	NIBOR-1M	490	26,889	1,295
BORR DRILLING LTD	MS	10/24/2018	NIBOR-1M	(37,057)	(163,675)	(7,398)
BW OFFSHORE LTD	MS	10/24/2018	NIBOR-1M	20,305	119,072	(7,854)
DNO ASA	MS	10/24/2018	NIBOR-1M	41,200	79,652	(4,674)
LEROY SEAFOOD	MS	10/24/2018	NIBOR-1M	10,063	73,693	360
SPAREBANK 1 NORD-NORGE	MS	10/24/2018	NIBOR-1M	36,586	279,368	(8,921)
SPBK 1 SR BANK	MS	10/24/2018	NIBOR-1M	13,300	132,589	(664)
TELENOR	MS	10/24/2018	NIBOR-1M	19,500	425,656	7,438
TGS NOPEC GEO	MS	10/24/2018	NIBOR-1M	3,820	115,152	6,005
BIOGAIA B	MS	10/24/2018	STIBO-1M	1,912	98,613	(4,848)
CONCENTRIC	MS	10/24/2018	STIBO-1M	2,192	38,247	(2,353)
DUSTIN GROUP	MS	10/24/2018	STIBO-1M	85	732	(64)
ELTEL	MS	10/24/2018	STIBO-1M	(2,966)	(7,966)	(610)
ERICSSON B	MS	10/24/2018	STIBO-1M	(102,400)	(762,900)	(25,604)
HEMFOSA FASTIGHETER	MS	10/24/2018	STIBO-1M	10,275	125,111	2,546
HENNES & MAURITZ B	MS	10/24/2018	STIBO-1M	(64,100)	(969,555)	(127,067)
INTRUM	MS	10/24/2018	STIBO-1M	—	—	443
NOBINA	MS	10/24/2018	STIBO-1M	58,940	386,997	1,347
ORIFLAME HOLDING	MS	10/24/2018	STIBO-1M	14,017	647,286	19,849
RATOS B	MS	10/24/2018	STIBO-1M	(13,000)	(50,294)	(1,335)
RAYSEARCH LABORATORIES B	MS	10/24/2018	STIBO-1M	(5,368)	(78,154)	(2,083)
SAS	MS	10/24/2018	STIBO-1M	172,025	420,373	10,609
SKANSKA B	MS	10/24/2018	STIBO-1M	—	—	(2,010)
SSAB A	MS	10/24/2018	STIBO-1M	4,700	25,640	1,062
SSAB B	MS	10/24/2018	STIBO-1M	140,889	627,592	13,201
SV. HANDELSBANKEN A	MS	10/24/2018	STIBO-1M	(19,750)	(225,075)	4,060
SWEDISH ORPHAN BIOVITRUM	MS	10/24/2018	STIBO-1M	9,960	190,553	28,452

						$1,734,057

Percentages are based on net assets of $521,749,444.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of investments is the effective yield at time of purchase.
(B)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2018 (unaudited)

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(D)	Refer to the table below for details on option/swaption contracts.

ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

BBA — British Banker’s Association

CIBOR — Copenhagen Interbank Offered Rate

Cl — Class

DB — Deutsche Bank

EAFE — Europe, Australasia and Far East

EONIA — Euro Overnight Index Average

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

LIBOR —London Interbank Offered Rate

LLC — Limited Liability Company

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

NIBOR — Norwegian Interbank Offered Rate

OTC — Over the Counter

SONIA — Sterling Overnight Index Average

STIBO — Stockholm Interbank Offered Rate

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

The following is a list of the inputs used as of April 30, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Registered Investment Companies	$265,576,713	$—	$—	$265,576,713
Common Stock	137,989,555	—	72,893	138,062,448
U.S. Treasury Obligations	—	61,922,904	—	61,922,904

Total Investments in Securities	$403,566,268	$61,922,904	$72,893	$465,562,065

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(123,848,849)	—	$(132,531)	$(123,981,380)
Registered Investment Companies	(8,604,637)	—	—	(8,604,637)

Total Securities Sold Short	$(132,453,486)	$—	$(132,531)	$(132,586,017)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$64,960	$—	$—	$64,960
Written Options	(2,245,760)	—	—	(2,245,760)
Futures Contracts *
Unrealized Appreciation	213,784	—	—	213,784
Unrealized Depreciation	(19,943)	—	—	(19,943)
Total Return Swaps *
Unrealized Appreciation	—	6,278,956	—	6,278,956
Unrealized Depreciation	—	(4,544,899)	—	(4,544,899)

Total Other Financial Instruments	$(1,986,959)	$1,734,057	$—	$(252,902)

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended April 30, 2018, there were transfers between Level 1 and Level 3 assets. As of April 30, 2018, securities with a total value $72,893 were classified as Level 3 due to the securities not being publicly traded and therefore fair valued by management. All transfers were considered to have occurred as of the end of the period.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2018 (unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 34.3%
	Shares/Face Amount	Value
OPEN-END FUNDS — 34.3%
AQR Risk-Balanced Commodities Fund, Cl R6	4,997,418	$35,181,820
PIMCO CommoditiesPlus Strategy, Cl Institutional	5,493,219	36,914,428

Total Registered Investment Companies (Cost $73,196,435)		72,096,248

U.S. TREASURY OBLIGATIONS — 32.3%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,920,525	2,535,458
3.625%, 04/15/28	1,154,588	1,468,600
3.375%, 04/15/32	42,083	56,121
2.500%, 01/15/29	1,374,268	1,615,395
2.375%, 01/15/25	854,245	948,472
2.375%, 01/15/27	870,449	990,624
2.125%, 02/15/40	938,872	1,181,028
2.125%, 02/15/41	550,303	696,726
2.000%, 01/15/26	1,172,967	1,286,137
1.750%, 01/15/28	882,952	964,067
1.375%, 02/15/44	903,939	1,002,946
1.250%, 07/15/20	553,729	565,237
1.125%, 01/15/21	1,661,816	1,689,427
1.000%, 02/15/46	1,161,178	1,187,112
1.000%, 02/15/48	1,539,808	1,578,603
0.875%, 02/15/47	546,684	542,051
0.750%, 02/15/42	2,078,662	2,021,045
0.750%, 02/15/45	2,030,150	1,952,974
0.625%, 07/15/21	5,164,660	5,194,240
0.625%, 04/15/23	1,483,567	1,479,433
0.625%, 01/15/24	2,812,928	2,806,358
0.625%, 01/15/26	2,090,541	2,073,991
0.500%, 01/15/28	3,497,675	3,412,446
0.375%, 07/15/23	2,305,699	2,281,626
0.375%, 07/15/25	2,750,895	2,694,274
0.375%, 01/15/27	2,283,156	2,211,901
0.375%, 07/15/27	1,114,579	1,080,789
0.250%, 01/15/25	3,568,960	3,462,385
0.125%, 04/15/21	2,857,523	2,817,339

U.S. TREASURY OBLIGATIONS — continued
	Face Amount/Shares	Value
0.125%, 01/15/22	$2,179,628	$2,143,271
0.125%, 04/15/22	4,136,273	4,051,189
0.125%, 07/15/22	1,851,485	1,821,105
0.125%, 01/15/23	3,697,818	3,611,915
0.125%, 07/15/24	2,323,113	2,251,542
0.125%, 07/15/26	2,274,884	2,172,235

Total U.S. Treasury Obligations (Cost $68,685,670)		67,848,062

COMMON STOCK — 30.6%
ENERGY — 29.5%
Andeavor Logistics (A)	16,200	687,528
Antero Midstream Partners (A)	9,600	257,376
Boardwalk Pipeline Partners (A)	40,800	463,896
BP Midstream Partners	39,700	753,109
Buckeye Partners (A)	35,600	1,479,180
Cheniere Energy *	19,710	1,146,334
Cheniere Energy Partners	10,000	312,600
Cheniere Energy Partners Holdings	35,900	1,001,610
DCP Midstream (A)	20,500	753,580
Enbridge	33,412	1,011,381
Enbridge Energy Escrow Account *	238,065	—
Enbridge Energy Management *	86,141	842,459
Energy Transfer Equity (A)	82,700	1,306,660
Energy Transfer Partners (A)	213,090	3,839,882
Enterprise Products Partners (A)	206,900	5,553,196
Equities GP Holdings (A)	30,150	753,750
Equities Midstream Partners (A)	34,550	1,943,783
GasLog	16,700	281,395
GasLog Partners LP (A)	23,700	562,875
Genesis Energy (A)	10,000	209,500
Global Partners LP (A)	14,500	249,400
Hess Midstream Partners (A)	8,900	181,026
Hoegh LNG Partners LP	6,700	119,595
Kinder Morgan	175,802	2,781,188
Magellan Midstream Partners (A)	26,150	1,721,454
MPLX (A)	98,597	3,483,432
Noble Midstream Partners (A)	8,500	382,500
ONEOK	84,634	5,096,659
Pembina Pipeline	82,100	2,615,706
Phillips 66 Partners LP (A)	36,750	1,822,065
Plains GP Holdings, Cl A (A)	108,735	2,633,562
SemGroup, Cl A	36,204	910,531
Shell Midstream Partners (A)	67,850	1,464,881
Spectra Energy Partners (A)	31,950	1,139,017
Summit Midstream Partners LP (A)	13,550	206,638

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2018 (unaudited)

COMMON STOCK — continued
	Shares/Face Amount(1)		Value
ENERGY (continued)
Tallgrass Energy GP, Cl A		$93,100	$1,904,826
Tallgrass Energy Partners (A)		8,600	354,406
Targa Resources		53,900	2,531,683
TC Pipelines LP (A)		19,100	670,219
TransCanada		40,800	1,731,960
Western Gas Equity Partners (A)		11,780	399,224
Western Gas Partners LP (A)		64,100	3,080,646
Williams Companies		77,100	1,983,783
Williams Partners (A)		35,600	1,295,840

			61,920,335

UTILITIES — 1.1%
Atlantica Yield		34,000	683,060
Brookfield Renewable Partners (A)		10,000	303,300
NextEra Energy Partners		30,800	1,283,436

			2,269,796

Total Common Stock (Cost $69,788,804)			64,190,131

SOVEREIGN DEBT — 1.5%
Canadian Government Real Return Bond 4.250%, 12/01/26	CAD	181,260	185,644
Italy Buoni Poliennali Del Tesoro 1.650%, 04/23/20	EUR	248,327	315,539
1.250%, 10/27/20	EUR	136,526	174,011
Japanese Government CPI Linked Bond 0.100%, 03/10/26	JPY	92,200,000	890,626
0.100%, 03/10/27	JPY	48,254,939	467,894
New Zealand Government Bond 3.000%, 09/20/30	NZD	734,104	617,196
2.500%, 09/20/35	NZD	273,042	214,565
2.500%, 09/20/40	NZD	151,438	115,812
United Kingdom Gilt Inflation Linked 0.750%, 11/22/47	GBP	100,389	253,469

Total Sovereign Debt (Cost $3,208,042)			3,234,756

Total Investments— 98.7% (Cost $214,878,951)			207,369,197

PURCHASED OPTION / SWAPTIONS * — 0.0%(B)
	Contracts		Value

Total Purchased Options/ Swaptions — 0.0% (Cost $68,854)		219,295,000	58,106

WRITTEN OPTIONS / SWAPTIONS * — ( 0.1%)(B)
	Contracts	Value

Total Written Options/ Swaptions — 0.0% (Proceeds $142,436)	(30,305,000)	$(111,550)

A list of open option contracts held by the Fund at April 30, 2018, is as follows:

PURCHASED OPTION — 0.0%
	Contracts	Notional	Strike Price	Expiration Date	Value
Put Option
July 2018 GBP Put USD Call*	$485,000	$405,186	$1.35	07/21/18	$4,052

Total Purchased Options					$4,052

PURCHASED SWAPTIONS — 0.0%
	Contracts	Notional	Strike Price	Expiration Date	Value
Call Options
3M US Dollar LIBOR*	70,000	$797,242	3.11	04/22/23	$7,972
3M US Dollar LIBOR*	500,000	558,816	2.99	04/20/19	5,588
6M Japanese Yen LIBOR*	6,900,000	199,751	0.78	04/17/21	1,998
Put Options
3M US Dollar LIBOR*	70,000	630,101	3.11	04/22/23	6,301
3M US Dollar LIBOR*	500,000	567,028	2.99	04/20/19	5,670
3M US Dollar LIBOR*	435,000	745,344	3.54	06/22/19	7,453
6M Japanese Yen LIBOR*	6,900,000	219,244	0.78	04/17/21	2,193
6M Japanese Yen LIBOR*	203,365,000	1,687,846	1.10	06/18/22	16,879

Total Purchased Swaptions					$54,054

WRITTEN OPTION — 0.0%(A)
	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
July 2018 GBP Call USD Put*	(485,000)	$(73,110)	1.47	07/21/18	$(731)

Total Written Options					$(731)

WRITTEN SWAPTIONS — (0.1)%
	Contracts	Notional	Strike Price	Expiration Date	Value
Call Options
3M US Dollar LIBOR*	(1,090,000)	$(609,132)	2.89	04/18/20	$(6,091)
3M US Dollar LIBOR*	(1,080,000)	(647,498)	2.94	04/18/20	(6,475)
3M US Dollar LIBOR*	(10,500,000)	(2,378,544)	2.40	02/22/20	(23,786)
3M US Dollar LIBOR*	(1,090,000)	(600,211)	2.88	04/18/20	(6,002)
Put Options
3M European LIBOR*	(1,230,000)	(343,785)	1.65	02/16/19	(3,438)
3M US Dollar LIBOR*	(1,090,000)	(869,618)	2.89	04/18/20	(8,696)
3M US Dollar LIBOR*	(1,080,000)	(809,824)	2.94	04/18/20	(8,098)
3M US Dollar LIBOR*	(1,090,000)	(880,892)	2.88	04/18/20	(8,809)
3M US Dollar LIBOR*	(10,500,000)	(3,699,192)	3.40	02/22/20	(36,992)
3M US Dollar LIBOR*	(1,070,000)	(243,228)	3.15	03/16/19	(2,432)

Total Written Swaptions					$(110,819)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2018 (unaudited)

A list of the open futures contracts held by the Fund at April 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
90-Day Euro$	37	Dec-2018	$9,006,408	$9,005,338	$(1,070)
90-Day Euro$	(36)	Dec-2019	(8,747,292)	(8,732,700)	14,592
Canadian 10-Year Bond	(2)	Jun-2018	(206,278)	(204,759)	400
Japanese 10-Year Bond	(1)	Jun-2018	(1,418,283)	(1,377,973)	525
Long Gilt 10-Year Bond	3	Jun-2018	510,388	504,949	3,498
Short-Term Euro- BTP	(6)	Jun-2018	(835,702)	(817,013)	(3,475)
U.S. 10-Year Treasury Note	9	Jun-2018	1,077,809	1,076,625	(1,184)
U.S. 2-Year Treasury Note	(5)	Jun-2018	(1,061,563)	(1,060,234)	1,328
U.S. 5-Year Treasury Note	22	Jun-2018	2,503,826	2,497,172	(6,654)
U.S. Ultra Long Treasury Bond	(6)	Jun-2018	(931,854)	(942,750)	(10,896)
Ultra 10-Year U.S. Treasury Note	(6)	Jun-2018	(771,926)	(767,344)	4,582

			$(874,467)	$(818,689)	$1,646

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
ANZ	05/02/18-06/05/18	USD	2,584,000	NZD	1,841,096	$23,103
BNP Paribas	05/02/18	USD	226,444	CAD	175,738	(627)
UBS	05/02/18-06/04/18	USD	749,000	EUR	916,020	10,323
BNP Paribas	05/02/18-06/04/18	USD	257,000	GBP	359,847	5,732
BNP Paribas	05/02/18-06/04/18	USD	311,685,000	JPY	2,898,607	44,061

						$82,592

A list of the open centrally cleared swap agreements held by Fund at April 30, 2018, is as follows:

Interest Rate Swaps
								Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Payment Frequency	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Barclays Bank PLC	1T EUR CPTFEMU	2.00%	Annual	02/15/48	$235,000	$13	$5,397	$318	$—
Barclays Bank PLC	1T EUR CPTFEMU	1.97375%	Annual	01/15/48	80,000	5	752	107	—
Blackrock	3M USD LIBOR	2.92%	Annual	03/27/28	120,000	2	(1,445)	233	—
Blackrock	3M USD LIBOR	2.76%	Annual	04/01/21	295,000	2	(3,105)	6	—
Blackrock	3M USD LIBOR	2.76%	Annual	04/01/21	295,000	(242)	(3,103)	6	—
Blackrock	3M USD LIBOR	1.9375%USD	Quarterly	11/24/19	1,890,000	11	(18,697)	—	(698)
BNP Paribas	0.32%	6M USD LIBOR	Semi-Annual	04/27/28	82,000,000	14	(2,959)	—	(67)
Citibank	1T GBP UKRPI	3.51%	Annual	02/15/48	175,000	3,618	8,726	—	(1,615)
Citibank	2.96%	3M USD LIBOR	Quarterly	11/15/43	150,000	4	2,488	—	(712)
Citibank	1T GBP UKRPI	3.41%	Annual	02/15/28	395,000	3,964	534	—	(782)
Citibank	3.07%NZD	3M NZD	Quarterly	09/08/27	285,000	3	1,254	—	(849)
Citibank	3.067%NZD	3M NZD	Quarterly	09/08/27	282,150	3	1,290	—	(840)
Citibank	3.055%NZD	3M NZD	Quarterly	09/08/27	286,425	3	1,507	—	(853)
Citibank	3.055%NZD	3M NZD	Quarterly	09/08/27	286,425	3	1,507	—	(853)
Citibank	1T GBP UKRPI	3.19%	Annual	04/15/23	1,890,000	1,348	(6,920)	—	(2,092)
Goldman Sachs	6M JPY LIBOR	0.13% 1T AT MATURITY	Annual	04/26/23	341,080,000	41	1,283	96	—
Goldman Sachs	1.38%	EUR CPTFEMU	Annual	04/15/23	1,165,000	22	2,444	—	(21)
Goldman Sachs	2.85%	3M USD LIBOR	Quarterly	03/27/21	320,000	(2,987)	2,921	—	(6)
HSBC Bank	3.09%	3M USD LIBOR	Quarterly	11/15/43	140,000	4	(1,025)	—	(672)
JPMorgan Chase Bank	3M USD LIBOR	2.83%	Annual	11/15/27	270,000	5	(5,156)	512
JPMorgan Chase Bank	0.2725%JPY	6M JPY LIBOR	Semi-Annual	11/08/27	41,765,000	7	(853)	—	(25)
Merrill Lynch	1.57%	6M GBP LIBOR	Semi-Annual	01/23/48	405,000	443	11,710	—	(1,523)
Merrill Lynch	1.5195%GBP	6M GBP LIBOR	Semi-Annual	01/10/48	205,000	10	9,555	—	(763)
Merrill Lynch	1.491%EUR	6M EUR EURIBOR	Semi-Annual	01/08/48	115,000	5	2,601	—	(99)
Merrill Lynch	1.5185%	6M EUR EURIBOR	Semi-Annual	01/05/48	115,000	5	1,654	—	(100)
Merrill Lynch	1.83%	CPTFEMU +0 BPS	Annual	05/15/47	180,000	7	(9,184)	235	—
Merrill Lynch	2.98%	3M USD LIBOR	Quarterly	04/24/28	50,000	1	212	—	(98)
Merrill Lynch	3.02%	3M USD LIBOR	Quarterly	04/24/28	50,000	1	293	—	(98)
Merrill Lynch	1.04%	6M EUR EURIBOR	Semi-Annual	03/23/28	250,000	6	1,403	—	(371)
Merrill Lynch	1T EUR CPTFEMU	1.5875% EUR	Annual	01/15/28	265,000	7	(697)	—	(60)
Merrill Lynch	0.9535%EUR	6M EUR EURIBOR	Semi-Annual	01/15/28	310,000	7	3,088	—	(456)
Merrill Lynch	1T EUR CPTFEMU	1.5875% EUR	Annual	01/15/28	265,000	7	(697)	—	(60)
Merrill Lynch	0.9545%EUR	6M EUR EURIBOR	Semi-Annual	01/15/28	310,000	7	3,056	—	(456)
Merrill Lynch	1T GBP UKRPI	3.41%	Annual	01/15/28	720,000	22	(691)	—	(1,445)
Merrill Lynch	0.351%JPY	6M JPY	Semi-Annual	01/11/28	40,725,000	7	(3,223)	—	(28)
Merrill Lynch	2.77%	3M USD LIBOR	Quarterly	04/11/23	50,000	1	685	—	(11)
Merrill Lynch	3M USD LIBOR	2.84%	Annual	04/15/22	240,000	2	(2,278)	59	—
Merrill Lynch	2.87%	3M USD LIBOR	Quarterly	04/14/22	120,000	1	1,085	—	(29)
Merrill Lynch	2.87%	3M USD LIBOR	Quarterly	04/14/22	120,000	1	1,091	—	(29)
Merrill Lynch	3M USD LIBOR	3.01%	Annual	04/30/21	120,000	1	(849)	6	—
Merrill Lynch	3M USD LIBOR	2.99%	Annual	04/30/21	120,000	1	(875)	—	(875)
Merrill Lynch	3M USD LIBOR	2.99%	Annual	04/30/21	120,000	1	(872)	—	(872)
Merrill Lynch	3.04%	3M USD LIBOR	Quarterly	04/29/21	240,000	2	1,599	—	(11)
Merrill Lynch	3.04%	3M USD LIBOR	Quarterly	04/29/21	240,000	2	1,615	—	(11)

Interest Rate Swaps
								Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Payment Frequency	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Merrill Lynch	3.02%	3M USD LIBOR	Quarterly	04/26/21	$240,000	$2	$1,658	$—	$(10)
Merrill Lynch	2.93%	3M USD LIBOR	Quarterly	04/18/21	120,000	1	984	—	(4)
Merrill Lynch	2.92%	3M USD LIBOR	Quarterly	04/18/21	120,000	1	1,001	—	(4)
Merrill Lynch	2.91%	3M USD LIBOR	Quarterly	04/17/21	120,000	1	1,025	—	(4)
Merrill Lynch	2.84%	3M USD LIBOR	Quarterly	04/16/21	240,000	2	2,258	—	(8)
Merrill Lynch	3M USD LIBOR	1.8815%	Quarterly	11/15/19	1,885,000	11	(23,569)	—	(105)
Merrill Lynch	2.1125%USD	CPURNSA	Annual	11/09/19	3,425,000	24	52,086	—	(568)
Morgan Stanley	3.41%	1T GBP UKRPI	Annual	03/15/48	90,000	6	938	871	—
Morgan Stanley	1T EUR CPTFEMU	1.991% EUR	Annual	01/15/48	80,000	4	1,328	108	—
Morgan Stanley	1T GBP UKRPI	3.51%	Annual	01/15/48	90,000	6	5,162	—	(838)
Morgan Stanley	1T GBP UKRPI	3.22%	Annual	03/15/23	910,000	(996)	(6,279)	—	(998)
Royal Bank of Scotland	3.51%	1T GBP UKRPI	Annual	02/15/48	175,000	—	(9,381)	1,615	—
Royal Bank of Scotland	3.55%GBP	1T GBP UKRPI	Annual	11/15/47	390,000	24	(30,268)	3,569	—
Royal Bank of Scotland	1T GBP UKRPI	3.6%GBP	Annual	11/15/42	390,000	22	22,499	—	(2,761)
Royal Bank of Scotland	1T GBP UKRPI	3.5475%	Annual	11/15/32	650,000	24	12,522	—	(1,698)
Royal Bank of Scotland	3.455%GBP	1T GBP UKRPI	Annual	11/15/27	650,000	19	(319)	1,299	—
Standard Bank	3.00%	3M USD LIBOR	Quarterly	04/24/28	50,000	1	382	—	(98)
Standard Bank	2.99%	3M USD LIBOR	Quarterly	04/23/28	50,000	1	340	—	(98)
Standard Bank	2.90%	3M USD LIBOR	Quarterly	04/16/28	25,000	—	338	—	(49)
Standard Bank	2.90%	3M USD LIBOR	Quarterly	04/16/28	25,000	—	347	—	(49)
Standard Bank	3M USD LIBOR	2.88%	Annual	04/10/28	25,000	—	(394)	49	—
Standard Bank	3M USD LIBOR	2.87%	Annual	04/10/28	25,000	—	(415)	49	—
Standard Bank	2.89%	3M USD LIBOR	Quarterly	04/09/28	25,000	—	356	—	(49)
Standard Bank	2.90%	3M USD LIBOR	Quarterly	04/09/28	25,000	—	353	—	(49)
Standard Bank	2.89%	3M USD LIBOR	Quarterly	04/09/28	15,000	—	223	—	(29)
Standard Bank	3M USD LIBOR	2.80%	Annual	04/04/28	80,000	1	(1,788)	155	—
Standard Bank	1.45%	6M GBP LIBOR	Semi-Annual	01/24/28	545,000	—	8,470	—	(1,209)
Standard Bank	2.97%	3M USD LIBOR	Quarterly	11/15/27	670,000	12	5,574	—	(1,277)
Standard Bank	3M USD LIBOR	2.85%	Annual	04/08/22	240,000	2	(2,239)	58	—
Standard Bank	3M USD LIBOR	2.85%	Annual	04/08/22	240,000	2	(2,264)	58	—
Standard Bank	2.88%	3M USD LIBOR	Quarterly	04/07/22	240,000	2	2,143	—	(58)
Standard Bank	2.90%	3M USD LIBOR	Quarterly	04/07/22	240,000	2	2,092	—	(58)
Standard Bank	2.91%	3M USD LIBOR	Quarterly	04/07/22	60,000	—	511	—	(15)
Standard Bank	2.85%	3M USD LIBOR	Quarterly	04/04/22	240,000	2	2,247	—	(58)
Standard Bank	3.02%	3M USD LIBOR	Quarterly	04/25/21	240,000	2	1,672	—	(10)
Standard Bank	2.89%	3M USD LIBOR	Quarterly	04/17/21	120,000	1	1,059	—	(4)
Standard Bank	2.90%	3M USD LIBOR	Quarterly	04/17/21	120,000	1	1,034	—	(4)
Standard Bank	3M USD LIBOR	2.70%	Annual	03/31/20	3,250,000	24	(5,731)	—	(634)

						$5,594	$53,076	$9,408	$(28,223)

A list of the open OTC swap agreements held by Fund at April 30, 2018, is as follows:

Interest Rate Swaps
									Swap Contracts, at Value
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Morgan	UKRPI + 0
Stanley	BPS	3.52%	Annual	02/15/27	GBP	445,000	$—	$12,891	$12,891	$—

							$—	$12,891	$12,891	$—

Percentages are based on net assets of $210,061,585

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Security considered Master Limited Partnership. At April 30, 2018, these securities amounted to $37,198,816 or 17.7% of Net Assets.
(B)	Refer to table below for details on option/swaption contracts.

CAD — Canadian Dollar

Cl — Class

EUR — EURO

GP – General Partner

GBP — British Pound Sterling

JPY – Japanese Yen

LP — Limited Partnership

NZD — New Zealand Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2018 (unaudited)

The following is a list of the inputs used as of April 30, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Registered Investment
Companies	$72,096,248	$—	$—	$72,096,248
U.S. Treasury Obligations	—	67,848,062	—	67,848,062
Common Stock	64,190,131	—	— ^	64,190,131
Sovereign Debt	—	3,234,756	—	3,234,756

Total Investments in Securities	$136,286,379	$71,082,818	$—	$207,369,197

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/Swaptions	$58,106	$—	$—	$58,106
Written Options/Swaptions	(111,150)	—	—	(111,150)
Futures Contracts *
Unrealized Appreciation	24,925	—	—	24,925
Unrealized Depreciation	(23,279)	—	—	(23,279)
Forwards Contracts *
Unrealized Appreciation	—	83,219	—	83,219
Unrealized Depreciation	—	(627)	—	(627)
Centrally Cleared Swaps *
Interest Rate Swaps
Unrealized Appreciation	—	198,352	—	198,352
Unrealized Depreciation	—	(145,276)	—	(145,276)
OTC Swaps *
Interest Rate Swaps
Unrealized Appreciation	—	12,891	—	12,891

Total Other Financial Instruments	$(51,398)	$148,559	$—	$97,161

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Represents security in which the fair value is $0 or has been rounded to $0.

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2018, there was a transfer between Level 1 and Level 3 assets and liabilities in the amount of $0 due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

Sector Weightings†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 28.6%
	Face Amount	Value
CONSUMER DISCRETIONARY — 2.7%
1011778 BC ULC/New Red Finance
4.250%, 05/15/24(A)	$88,000	$83,710
21st Century Fox America
7.250%, 05/18/18	250,000	250,536
3.700%, 10/15/25	250,000	248,705
Acwa Power Management And Investments One
5.950%, 12/15/39(A)	330,000	334,290
Alimentation Couche-Tard
3.550%, 07/26/27(A)	165,000	156,185
Amazon.com
4.250%, 08/22/57(A)	340,000	336,761
3.875%, 08/22/37(A)	250,000	247,800
AMC Networks
4.750%, 08/01/25	95,000	90,250
American Honda Finance MTN
1.700%, 09/09/21	1,000,000	953,516
BAT International Finance
1.850%, 06/15/18(A)	250,000	249,776
CBS
2.900%, 01/15/27	250,000	223,723
2.300%, 08/15/19	500,000	495,120
CCO Holdings
5.125%, 05/01/27(A)	65,000	60,903
5.000%, 02/01/28(A)	14,000	12,927
Comcast
3.150%, 02/15/28	350,000	326,925
Daimler Finance North America
2.000%, 07/06/21(A)	1,000,000	958,402
Discovery Communications
5.200%, 09/20/47	110,000	107,588
5.000%, 09/20/37	110,000	107,756
ERAC USA Finance
2.700%, 11/01/23(A)	1,000,000	946,443

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — 2.7% (continued)
EW Scripps
5.125%, 05/15/25(A)	$30,000	$27,900
First Quality Finance
5.000%, 07/01/25(A)	78,000	74,685
Ford Motor Credit
8.125%, 01/15/20	225,000	242,708
5.750%, 02/01/21	645,000	680,928
3.470%, 04/05/21	200,000	199,138
3.336%, 03/18/21	200,000	198,646
2.375%, 03/12/19	500,000	497,939
GameStop
5.500%, 10/01/19(A)	210,000	210,000
General Motors
5.000%, 04/01/35	200,000	194,203
General Motors Financial
3.200%, 07/13/20	225,000	224,331
2.650%, 04/13/20	180,000	178,233
Goodyear Tire & Rubber
4.875%, 03/15/27	27,000	25,279
Home Depot
3.900%, 06/15/47	250,000	242,714
Hyundai Capital America MTN
3.000%, 10/30/20(A)	260,000	256,481
KFC Holding
5.000%, 06/01/24(A)	55,000	55,000
Lowe’s
4.050%, 05/03/47	250,000	240,314
Myriad International Holdings BV
6.000%, 07/18/20(A)	355,000	372,927
4.850%, 07/06/27(A)	200,000	200,970
NBCUniversal Enterprise
5.250%, 03/29/49(A)	170,000	174,675
SACI Falabella
3.750%, 04/30/23(A)	200,000	195,981
Service International
4.625%, 12/15/27	62,000	60,624
TEGNA
6.375%, 10/15/23	60,000	61,950
Time Warner
3.600%, 07/15/25	250,000	241,673
2.100%, 06/01/19	500,000	495,494
Whirlpool MTN
4.850%, 06/15/21	205,000	213,598

		11,757,707

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — 1.6%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	$115,000	$119,307
4.700%, 02/01/36	250,000	257,510
2.625%, 01/17/23	750,000	723,949
Anheuser-Busch InBev Worldwide
4.000%, 04/13/28	125,000	124,185
Archer-Daniels-Midland
2.500%, 08/11/26	750,000	682,036
Bunge Finance
3.250%, 08/15/26	250,000	229,306
Campbell Soup
3.300%, 03/15/21	190,000	190,203
Central Garden & Pet
6.125%, 11/15/23	57,000	59,423
5.125%, 02/01/28	50,000	47,375
Cumberland Farms
6.750%, 05/01/25(A)	30,000	31,125
El Puerto de Liverpool
3.875%, 10/06/26(A)	390,000	364,650
General Mills
3.700%, 10/17/23	315,000	314,175
Kraft Heinz Foods
6.125%, 08/23/18	650,000	657,047
3.950%, 07/15/25	100,000	98,510
2.000%, 07/02/18	200,000	199,819
Kroger
2.650%, 10/15/26	250,000	221,282
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19(A)	350,000	343,071
PepsiCo
4.000%, 05/02/47	500,000	492,627
Post Holdings
5.625%, 01/15/28(A)	50,000	47,750
Procter & Gamble
3.500%, 10/25/47	250,000	233,550
Sysco
3.250%, 07/15/27	250,000	235,971
Tyson Foods
2.650%, 08/15/19	275,000	273,807
Walgreens Boots Alliance
4.650%, 06/01/46	200,000	190,256
Walmart
4.750%, 10/02/43	500,000	561,542
2.650%, 12/15/24	400,000	383,281

		7,081,757

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 2.1%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47(A)	$200,000	$188,265
Antero Resources
5.000%, 03/01/25	12,000	11,955
Canadian Natural Resources
3.850%, 06/01/27	50,000	48,368
Cheniere Corpus Christi Holdings
5.125%, 06/30/27	24,000	23,400
Chevron
2.566%, 05/16/23	450,000	434,155
CNPC General Capital
3.950%, 04/19/22(A)	200,000	201,714
ConocoPhillips
4.150%, 11/15/34	250,000	252,985
CrownRock
5.625%, 10/15/25(A)	36,000	35,550
Diamondback Energy
4.750%, 11/01/24	24,000	23,873
Dolphin Energy
5.500%, 12/15/21(A)	400,000	423,120
Energy Transfer Equity
5.500%, 06/01/27	40,000	40,000
Energy Transfer Partners
6.050%, 06/01/41	460,000	466,914
Ensco
5.750%, 10/01/44	80,000	55,600
4.500%, 10/01/24	105,000	85,444
EOG Resources
2.625%, 03/15/23	406,000	387,982
EQT Midstream Partners
4.125%, 12/01/26	275,000	261,233
Gulfport Energy
6.375%, 05/15/25	14,000	13,436
Kinder Morgan
5.625%, 11/15/23(A)	400,000	425,803
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	211,782
4.300%, 05/01/24	35,000	34,984
MEG Energy
7.000%, 03/31/24(A)	40,000	35,900
Nabors Industries
5.500%, 01/15/23	175,000	171,407
5.100%, 09/15/23	265,000	251,750
Newfield Exploration
5.750%, 01/30/22	35,000	36,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 2.1% (continued)
Occidental Petroleum
3.000%, 02/15/27	$500,000	$474,027
Parsley Energy
5.375%, 01/15/25(A)	61,000	61,152
Pertamina Persero MTN
5.625%, 05/20/43(A)	295,000	293,477
Petrobras Global Finance BV
6.850%, 06/05/15	300,000	277,200
5.625%, 05/20/43	140,000	116,879
5.299%, 01/27/25(A)	21,000	20,653
Phillips 66
4.300%, 04/01/22	500,000	517,526
Plains All American Pipeline
4.650%, 10/15/25	140,000	140,251
QEP Resources
5.250%, 05/01/23	210,000	204,750
Range Resources
5.000%, 03/15/23	105,000	101,010
4.875%, 05/15/25	40,000	37,025
Rockies Express Pipeline
5.625%, 04/15/20(A)	60,000	62,119
Ruby Pipeline
6.000%, 04/01/22(A)	223,485	231,321
Shell International Finance BV
1.750%, 09/12/21	1,000,000	959,012
SM Energy
6.750%, 09/15/26	5,000	5,088
6.500%, 01/01/23	110,000	110,275
5.625%, 06/01/25	85,000	82,025
5.000%, 01/15/24	5,000	4,762
Sunoco Logistics Partners Operations
5.400%, 10/01/47	189,000	178,453
TC PipeLines
4.650%, 06/15/21	400,000	408,453
Transocean Proteus
6.250%, 12/01/24(A)	33,300	34,216
Ultrapar International
5.250%, 10/06/26(A)	480,000	475,656
Williams Partners
5.250%, 03/15/20	100,000	103,552
3.600%, 03/15/22	150,000	148,504

		9,169,756

FINANCIALS — 10.4%
Ally Financial
3.750%, 11/18/19	235,000	235,613
American Express Credit MTN
2.700%, 03/03/22	750,000	734,001

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
FINANCIALS — 10.4% (continued)
Ardonagh Midco 3
8.625%, 07/15/23(A)		200,000	$206,000
Banco Santander Chile
3.875%, 09/20/22(A)		380,000	382,184
Bangkok Bank MTN
3.300%, 10/03/18(A)		350,000	350,454
Bank of America
7.625%, 06/01/19		600,000	630,291
3.419%, 12/20/28(A)		842,000	790,689
3.004%, 12/20/23(A)		70,000	67,930
2.738%, 01/23/22		185,000	181,956
Bank of America MTN
5.650%, 05/01/18		1,000,000	1,000,000
3.970%, 03/05/29		500,000	490,572
3.300%, 01/11/23		500,000	494,268
3.093%, 10/01/25		250,000	238,149
2.369%, 07/21/21		565,000	554,243
Bank of Montreal MTN
3.100%, 04/13/21		140,000	139,431
Bank of New York Mellon MTN
3.500%, 04/28/23		500,000	500,620
Bank of Thailand Bond
1.770%, 03/27/20	THB	1,300,000	41,343
1.590%, 02/20/19	THB	67,230,000	2,132,160
1.490%, 08/28/19	THB	63,610,000	2,015,190
Barclays
2.875%, 06/08/20		610,000	603,214
BB&T
5.250%, 11/01/19		1,000,000	1,034,165
Capital One
2.250%, 09/13/21		500,000	480,123
Capital One Bank USA
3.375%, 02/15/23		500,000	485,242
Cielo
3.750%, 11/16/22(A)		250,000	238,750
Citibank
3.050%, 05/01/20		565,000	564,653
Citigroup
6.125%, 05/15/18		695,000	695,952
3.750%, 06/16/24		500,000	496,970
2.700%, 03/30/21		635,000	624,963
2.500%, 09/26/18		200,000	199,977
2.050%, 12/07/18		350,000	348,968
Farmers Insurance Exchange
8.625%, 05/01/24(A)		315,000	383,941
Fifth Third Bancorp
3.950%, 03/14/28		250,000	247,684
Franklin Resources
4.625%, 05/20/20		350,000	360,626

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
FINANCIALS — 10.4% (continued)
Goldman Sachs Group MTN
7.500%, 02/15/19		175,000	$181,580
6.000%, 06/15/20		55,000	58,160
Goldman Sachs Group
6.750%, 10/01/37		140,000	169,874
3.750%, 05/22/25		500,000	488,795
3.691%, 06/05/28		290,000	276,088
3.272%, 09/29/25		190,000	180,701
2.600%, 04/23/20		405,000	401,368
2.550%, 10/23/19		400,000	398,067
HSBC Holdings
4.300%, 03/08/26		500,000	507,458
Intercontinental Exchange
2.750%, 12/01/20		1,007,000	1,000,132
JPMorgan Chase
4.625%, 05/10/21		530,000	550,692
4.350%, 08/15/21		400,000	413,386
4.250%, 10/15/20		55,000	56,434
3.875%, 09/10/24		500,000	493,208
3.540%, 05/01/28		400,000	381,710
3.220%, 03/01/25		505,000	487,132
2.550%, 10/29/20		530,000	522,334
JPMorgan Chase Bank
2.604%, 02/01/21		500,000	495,901
2.070%, 02/13/20		500,000	500,389
KeyCorp MTN
2.900%, 09/15/20		1,000,000	992,946
Korea Monetary Stabilization Bond
1.250%, 08/02/18	KRW	4,000,000,000	3,741,229
Letras del Banco Central de la Republica Argentina
25.700%, 06/21/18 (B)	ARS	984,000	46,231
25.300%, 07/18/18 (B)	ARS	3,148,000	145,071
25.160%, 08/15/18 (B)	ARS	2,459,000	111,113
25.120%, 09/19/18 (B)	ARS	8,755,000	386,890
24.950%, 10/17/18 (B)	ARS	2,928,000	127,017
Lloyds Banking Group
4.344%, 01/09/48		330,000	299,943
3.100%, 07/06/21		200,000	198,543
2.907%, 11/07/23		200,000	192,580
Macquarie Bank MTN
2.600%, 06/24/19(A)		225,000	224,251
Metropolitan Life Global Funding I
1.550%, 09/13/19(A)		1,000,000	982,234
Morgan Stanley
2.800%, 06/16/20		650,000	645,457
2.633%, 02/14/20		575,000	577,035

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — 10.4% (continued)
Morgan Stanley MTN
5.625%, 09/23/19	$500,000	$517,646
3.700%, 10/23/24	300,000	296,147
3.292%, 07/22/22	275,000	278,297
3.125%, 07/27/26	500,000	465,545
MSCI
4.750%, 08/01/26(A)	25,000	24,771
National Rural Utilities Cooperative Finance
4.750%, 04/30/43	175,000	177,862
3.400%, 02/07/28	425,000	414,043
Nationwide Mutual Insurance
4.415%, 12/15/24(A)	400,000	400,004
Navient MTN
8.000%, 03/25/20	175,000	186,375
PNC Bank
3.100%, 10/25/27	250,000	235,524
PNC Financial Services Group
5.125%, 02/08/20	300,000	311,117
Quicken Loans
5.750%, 05/01/25(A)	200,000	196,000
Radian Group
4.500%, 10/01/24	85,000	81,175
Raymond James Financial
4.950%, 07/15/46	175,000	183,090
Santander UK
2.350%, 09/10/19	250,000	247,672
Santander UK Group Holdings
5.625%, 09/15/45(A)	200,000	217,871
2.875%, 08/05/21	200,000	195,562
Springleaf Finance
5.250%, 12/15/19	370,000	374,618
SunTrust Banks
4.000%, 05/01/25	250,000	251,073
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54(A)	350,000	343,000
Thaioil Treasury Center MTN
4.875%, 01/23/43(A)	200,000	205,636
Toronto-Dominion Bank MTN
1.450%, 09/06/18	500,000	498,389
U.S. Bancorp MTN
3.150%, 04/27/27	500,000	474,100
WEA Finance
3.250%, 10/05/20‡ (A)	250,000	248,892
Wells Fargo Bank MTN
3.584%, 05/22/28	200,000	190,743
3.550%, 09/29/25	300,000	290,387
2.150%, 12/06/19	285,000	281,828

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — 10.4% (continued)
Wells Fargo Bank
3.069%, 01/24/23	$500,000	$486,648
3.000%, 04/22/26	190,000	175,470
3.000%, 10/23/26	550,000	506,105
2.400%, 01/15/20	500,000	495,311
Westpac Banking
2.150%, 03/06/20	1,000,000	984,357

		44,419,529

HEALTH CARE — 3.1%
Abbott Laboratories
3.750%, 11/30/26	785,000	774,076
AbbVie
3.600%, 05/14/25	250,000	241,909
1.800%, 05/14/18	250,000	249,960
Aetna
2.800%, 06/15/23	225,000	214,810
Allergan Funding SCS
4.850%, 06/15/44	125,000	120,204
Allergan Sales
5.000%, 12/15/21(A)	100,000	103,682
Amgen
4.663%, 06/15/51	350,000	349,687
3.625%, 05/15/22	500,000	502,955
Anthem
3.650%, 12/01/27	190,000	180,877
2.500%, 11/21/20	250,000	245,806
Bayer US Finance
2.375%, 10/08/19(A)	300,000	297,104
Becton Dickinson
2.404%, 06/05/20	125,000	122,524
Biogen
2.900%, 09/15/20	60,000	59,715
Celgene
5.000%, 08/15/45	250,000	251,017
3.875%, 08/15/25	250,000	245,290
Centene
5.625%, 02/15/21	20,000	20,525
4.750%, 01/15/25	90,000	87,525
CHS
6.250%, 03/31/23	38,000	34,675
Cigna
3.050%, 10/15/27	175,000	158,820
CVS Health
5.125%, 07/20/45	200,000	207,733
5.050%, 03/25/48	690,000	700,969
2.800%, 07/20/20	1,000,000	993,813
DaVita
5.000%, 05/01/25	33,000	31,274

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — 3.1% (continued)
Express Scripts Holding
3.000%, 07/15/23	$500,000	$475,355
Fresenius Medical Care US Finance II
6.500%, 09/15/18(A)	200,000	202,567
5.625%, 07/31/19(A)	165,000	169,735
Gilead Sciences
4.000%, 09/01/36	250,000	241,299
3.500%, 02/01/25	562,000	556,446
HCA
6.500%, 02/15/20	57,000	59,565
5.250%, 04/15/25	100,000	101,250
4.750%, 05/01/23	50,000	50,370
Hologic
4.375%, 10/15/25(A)	25,000	24,063
Johnson & Johnson
3.500%, 01/15/48	250,000	232,528
Kaiser Foundation Hospitals
3.150%, 05/01/27	250,000	239,380
Kindred Healthcare
8.000%, 01/15/20	160,000	171,400
Medtronic
3.500%, 03/15/25	500,000	495,047
Molina Healthcare
4.875%, 06/15/25(A)	35,000	33,250
PerkinElmer
5.000%, 11/15/21	205,000	215,285
Pfizer
4.000%, 12/15/36	500,000	503,415
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	175,000	162,109
2.746%, 10/01/26	335,000	311,300
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	471,721
1.900%, 09/23/19	390,000	383,113
Stanford Health Care
3.795%, 11/15/48	250,000	241,647
Stryker
3.650%, 03/07/28	100,000	98,543
Teleflex
4.625%, 11/15/27	32,000	30,560
Tenet Healthcare
4.500%, 04/01/21	83,000	82,274
4.375%, 10/01/21	25,000	24,625
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/19	175,000	170,021
Thermo Fisher Scientific
2.950%, 09/19/26	300,000	277,857

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — 3.1% (continued)
UnitedHealth Group
4.750%, 07/15/45	$170,000	$183,397
Universal Health Services
4.750%, 08/01/22(A)	230,000	232,300
Valeant Pharmaceuticals International
9.250%, 04/01/26(A)	19,000	19,380
5.875%, 05/15/23(A)	105,000	96,469
5.500%, 11/01/25(A)	39,000	38,805
WellCare Health Plans
5.250%, 04/01/25	47,000	47,240
Zimmer Biomet Holdings
2.928%, 03/19/21	190,000	190,320
Zoetis
3.250%, 02/01/23	385,000	379,543

		13,407,129

INDUSTRIALS — 2.7%
3M MTN
3.125%, 09/19/46	250,000	215,204
AerCap Ireland Capital DAC
4.500%, 05/15/21	190,000	194,435
Air Lease
4.750%, 03/01/20	105,000	107,725
2.125%, 01/15/20	150,000	147,163
American Airlines Pass- Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/27	316,853	310,370
BAE Systems Holdings
6.375%, 06/01/19(A)	250,000	259,022
Boeing
3.650%, 03/01/47	250,000	237,124
Braskem America Finance
7.125%, 07/22/41(A)	280,000	316,022
Burlington Northern Santa Fe
3.900%, 08/01/46	500,000	479,491
CK Hutchison International 16
2.750%, 10/03/26(A)	200,000	182,209
Clean Harbors
5.125%, 06/01/21	80,000	80,500
CNH Industrial Capital
4.375%, 04/05/22	120,000	121,800
Continental Airlines Pass- Through Trust , Ser 2000-1, Cl A
8.048%, 11/01/20	158,553	167,178
Continental Airlines Pass- Through Trust , Ser 2012-2, Cl A
4.000%, 10/29/24	227,269	228,476
CSX
4.750%, 05/30/42	250,000	260,593

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 2.7% (continued)
Eaton
3.103%, 09/15/27	$800,000	$742,954
2.750%, 11/02/22	500,000	484,357
Embraer Netherlands Finance BV
5.050%, 06/15/25	190,000	198,550
Equifax
7.000%, 07/01/37	20,000	24,343
3.300%, 12/15/22	55,000	53,855
FedEx
4.050%, 02/15/48	250,000	227,674
3.875%, 08/01/42	250,000	229,295
Ferreycorp SAA
4.875%, 04/26/20(A)	123,000	123,461
GATX
3.250%, 09/15/26	250,000	231,381
GE Capital International Funding Unlimited
4.418%, 11/15/35	175,000	167,586
General Dynamics
1.875%, 08/15/23	500,000	462,092
General Electric
4.125%, 10/09/42	250,000	227,695
General Electric MTN
5.300%, 02/11/21	35,000	36,716
IHS Markit
5.000%, 11/01/22(A)	37,000	38,295
4.000%, 03/01/26(A)	64,000	61,301
International Lease Finance
8.250%, 12/15/20	30,000	33,402
7.125%, 09/01/18(A)	400,000	405,365
6.250%, 05/15/19	600,000	619,685
5.875%, 04/01/19	35,000	35,947
5.875%, 08/15/22	40,000	42,758
L3 Technologies
5.200%, 10/15/19	200,000	205,886
Lockheed Martin
4.500%, 05/15/36	250,000	259,937
Molex Electronic Technologies
3.900%, 04/15/25(A)	87,000	85,777
Multi-Color
4.875%, 11/01/25(A)	40,000	37,300
Norfolk Southern
4.450%, 06/15/45	250,000	253,588
Northrop Grumman
3.250%, 01/15/28	440,000	412,461
Owens Corning
4.200%, 12/01/24	95,000	94,614

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 2.7% (continued)
Republic Services
3.550%, 06/01/22	$250,000	$250,196
Southwest Airlines
3.450%, 11/16/27	375,000	357,873
TTX MTN
3.900%, 02/01/45(A)	400,000	372,216
Union Pacific
4.150%, 01/15/45	250,000	247,936
United Technologies
4.500%, 06/01/42	250,000	246,755
3.750%, 11/01/46	425,000	371,009
1.778%, 05/04/18(C)	200,000	199,992
Waste Management
3.500%, 05/15/24	250,000	247,984

		11,397,548

INFORMATION TECHNOLOGY — 0.9%
Broadcom
2.375%, 01/15/20	250,000	246,440
Cardtronics
5.500%, 05/01/25(A)	35,000	32,463
Change Healthcare Holdings
5.750%, 03/01/25(A)	27,000	26,392
Cisco Systems
1.850%, 09/20/21	1,000,000	961,933
Dell International
3.480%, 06/01/19(A)	250,000	250,560
First Data
5.000%, 01/15/24(A)	52,000	52,390
Hewlett Packard Enterprise
6.200%, 10/15/35	210,000	221,498
3.600%, 10/15/20	195,000	196,397
Intel
2.875%, 05/11/24	500,000	483,914
Itron
5.000%, 01/15/26(A)	37,000	36,352
Microsoft
2.400%, 02/06/22	1,000,000	977,670
Oracle
2.950%, 11/15/24	250,000	241,460

		3,727,469

MATERIALS — 1.0%
Air Liquide Finance
2.500%, 09/27/26(A)	500,000	455,218
Albemarle
4.150%, 12/01/24	250,000	254,004
Amcor Finance USA
3.625%, 04/28/26(A)	200,000	189,795

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 1.0% (continued)
Axalta Coating Systems
4.875%, 08/15/24(A)	$150,000	$151,125
Berry Global
4.500%, 02/15/26(A)	30,000	28,650
Crown Americas
4.250%, 09/30/26	30,000	27,787
Dow Chemical
8.550%, 05/15/19	250,000	264,734
Freeport-McMoRan
3.550%, 03/01/22	340,000	328,100
Graphic Packaging International
4.125%, 08/15/24	85,000	83,300
International Paper
3.800%, 01/15/26	250,000	243,700
Koppers
6.000%, 02/15/25(A)	50,000	50,875
Methanex
5.250%, 03/01/22	180,000	185,207
Mexichem
6.750%, 09/19/42(A)	205,000	225,500
OCP
5.625%, 04/25/24(A)	200,000	205,750
Sealed Air
4.875%, 12/01/22(A)	55,000	55,825
Sherwin-Williams
3.125%, 06/01/24	250,000	239,873
Southern Copper
5.875%, 04/23/45	160,000	178,983
Suzano Austria GmbH
5.750%, 07/14/26(A)	245,000	256,638
Syngenta Finance
3.698%, 04/24/20(A)	245,000	245,333
Valvoline
5.500%, 07/15/24	80,000	82,000
Votorantim Cimentos
7.250%, 04/05/41(A)	345,000	375,878
WestRock RKT
3.500%, 03/01/20	200,000	200,947

		4,329,222

REAL ESTATE — 0.9%
American Campus Communities Operating Partnership
3.625%, 11/15/27‡	200,000	186,328
American Tower
3.550%, 07/15/27‡	500,000	466,361
3.000%, 06/15/23‡	125,000	119,824

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — 0.9% (continued)
Boston Properties
3.200%, 01/15/25‡	$250,000	$237,589
3.125%, 09/01/23‡	225,000	218,423
Crown Castle International
3.200%, 09/01/24‡	150,000	142,589
Education Realty Operating Partnership
4.600%, 12/01/24‡	200,000	199,899
ERP Operating
3.250%, 08/01/27‡	250,000	237,002
GLP Capital
5.375%, 04/15/26	60,000	60,450
HCP
2.625%, 02/01/20‡	400,000	395,174
iStar
6.500%, 07/01/21‡	200,000	203,500
Liberty Property
4.750%, 10/01/20‡	350,000	360,670
MGM Growth Properties Operating Partnership
5.625%, 05/01/24‡	30,000	30,601
SBA Communications
4.875%, 09/01/24‡	38,000	36,527
4.000%, 10/01/22‡ (A)	65,000	61,913
SL Green Operating Partnership
3.250%, 10/15/22‡	125,000	121,109
Ventas Realty
3.250%, 10/15/26‡	450,000	414,831
VEREIT Operating Partnership
3.000%, 02/06/19‡	55,000	55,002
Welltower
5.250%, 01/15/22‡	275,000	288,316

		3,836,108

TELECOMMUNICATION SERVICES — 1.5%
Altice US Finance I
5.375%, 07/15/23(A)	200,000	200,250
AT&T
5.700%, 03/01/57	130,000	136,316
5.450%, 03/01/47	155,000	157,309
5.250%, 03/01/37	340,000	347,446
4.800%, 06/15/44	200,000	189,242
4.750%, 05/15/46	325,000	302,689
4.500%, 03/09/48	60,000	53,601
4.350%, 06/15/45	10,000	8,801
3.900%, 03/11/24	250,000	249,765
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(A)	435,000	443,088

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — 1.5% (continued)
Colombia Telecomunicaciones ESP
5.375%, 09/27/22(A)	$200,000	$199,750
CSC Holdings
8.625%, 02/15/19	100,000	104,067
Embarq
7.995%, 06/01/36	205,000	194,725
Intelsat Jackson Holdings
9.750%, 07/15/25(A)	65,000	63,781
Level 3 Financing
5.125%, 05/01/23	40,000	39,600
Ooredoo International Finance MTN
3.250%, 02/21/23(A)	200,000	191,250
SK Telecom MTN
2.125%, 05/01/18(A)	380,000	380,000
Sprint
7.625%, 03/01/26	105,000	110,644
Sprint Capital
6.875%, 11/15/28	120,000	122,400
Sprint Communications
9.000%, 11/15/18(A)	186,000	191,231
Sprint Spectrum
5.152%, 03/20/28(A)	250,000	253,437
3.360%, 09/20/21(A)	175,000	174,365
Telefonica Emisiones SAU
5.462%, 02/16/21	210,000	222,131
Time Warner Cable
5.875%, 11/15/40	200,000	205,223
4.500%, 09/15/42	225,000	190,701
T-Mobile USA
4.750%, 02/01/28	45,000	43,304
4.500%, 02/01/26	30,000	28,875
Verizon Communications
5.250%, 03/16/37	430,000	449,048
5.150%, 09/15/23	175,000	188,178
4.862%, 08/21/46	200,000	195,754
4.500%, 08/10/33	185,000	181,920
4.272%, 01/15/36	250,000	234,430
3.125%, 03/16/22	150,000	148,319
Zayo Group
5.750%, 01/15/27(A)	37,000	36,737

		6,238,377

UTILITIES — 1.7%
AmeriGas Partners
5.500%, 05/20/25	20,000	19,650
Baltimore Gas & Electric
3.500%, 08/15/46	500,000	452,772

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 1.7% (continued)
Cometa Energia
6.375%, 04/24/35(A)	$505,000	$494,900
Connecticut Light & Power
4.000%, 04/01/48	250,000	251,496
Duke Energy Carolinas
4.250%, 12/15/41	500,000	515,087
3.750%, 06/01/45	290,000	277,129
Duke Energy Florida
3.400%, 10/01/46	500,000	447,172
Enel Americas
4.000%, 10/25/26	40,000	38,650
Enel Generacion Chile
4.250%, 04/15/24	45,000	45,643
Entergy Texas
7.125%, 02/01/19	400,000	412,909
Florida Power & Light
3.950%, 03/01/48	190,000	189,087
Georgia Power
4.300%, 03/15/43	250,000	248,883
HKCG Finance
6.250%, 08/07/18(A)	200,000	201,624
Indiana Michigan Power
7.000%, 03/15/19	200,000	207,032
Infraestructura Energetica Nova
4.875%, 01/14/48(A)	200,000	182,500
ITC Holdings
3.650%, 06/15/24	204,000	201,215
Kansas City Power & Light
3.150%, 03/15/23	300,000	293,056
Metropolitan Edison
4.000%, 04/15/25(A)	400,000	399,592
NextEra Energy Operating Partners
4.500%, 09/15/27(A)	35,000	32,638
NiSource
2.650%, 11/17/22	150,000	144,158
PacifiCorp
5.750%, 04/01/37	250,000	304,499
PNM Resources
3.250%, 03/09/21	190,000	188,674
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	499,413
Public Service of Oklahoma
4.400%, 02/01/21	300,000	310,102
Southern Gas Capital
2.450%, 10/01/23	400,000	375,491
Transelec
4.250%, 01/14/25(A)	200,000	200,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 1.7% (continued)
Virginia Electric & Power
4.450%, 02/15/44	$250,000	$260,952

		7,194,324

Total Corporate Obligations (Cost $126,026,269)		122,558,926

MORTGAGE-BACKED SECURITIES — 21.1%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 19.3%
FHLMC
4.500%, 05/01/47	1,769,436	1,844,515
4.000%, 05/01/46	4,444,447	4,549,382
3.500%, 12/01/47	16,321,963	16,295,573
3.000%, 07/01/45	5,963,175	5,759,923
2.500%, 05/01/28	700,712	686,113
FHLMC Multifamily Structured Pass-Through Certificates, Ser K050, Cl A2
3.334%, 08/25/25(D)	95,000	95,419
FHLMC Multifamily Structured Pass-Through Certificates, Ser K051, Cl A2
3.308%, 09/25/25	80,000	80,168
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A2
3.151%, 11/25/25	110,000	109,034
FHLMC Multifamily Structured Pass-Through Certificates, Ser K053, Cl A2
2.995%, 12/25/25	70,000	68,611
FHLMC Multifamily Structured Pass-Through Certificates, Ser K057, Cl A2
2.570%, 07/25/26	155,000	146,645
FHLMC Multifamily Structured Pass-Through Certificates, Ser K058, Cl A2
2.653%, 08/25/26	30,000	28,495
FHLMC Multifamily Structured Pass-Through Certificates, Ser K061, Cl A2
3.347%, 11/25/26(D)	90,000	89,749
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	65,000	64,708
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2
3.430%, 01/25/27(D)	70,000	70,176
FHLMC Multifamily Structured Pass-Through Certificates, Ser K725, Cl A2
3.002%, 01/25/24	105,000	103,045
FHLMC Multifamily Structured Pass-Through Certificates, Ser K727, Cl A2
2.946%, 07/25/24	155,000	152,884

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.243%, VAR LIBOR USD 1 Month+0.360%, 08/25/24	$254,977	$255,295
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
2.203%, VAR LIBOR USD 1 Month+0.320%, 11/25/24	599,969	600,530
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/25	105,000	101,378
FHLMC TBA
5.500%, 05/01/40	285,000	299,428
FHLMC, Ser 2016-4639, Cl HZ
1.750%, 04/15/53(C)	400,215	343,434
FNMA
4.500%, 06/01/46	1,701,207	1,781,352
4.381%, 06/01/21	467,915	484,667
4.000%, 02/01/48	6,426,062	6,558,734
3.950%, 11/01/25	225,415	234,355
3.500%, 05/01/46	7,973,134	7,927,641
3.460%, 06/01/25	265,000	267,398
3.260%, 09/01/24	201,522	201,681
3.250%, 06/01/29	240,000	235,426
3.201%, 09/01/27	229,585	227,027
3.190%, 06/01/25	203,325	202,594
3.170%, 02/01/30	254,256	245,860
3.110%, 02/01/28	215,000	210,080
3.020%, 06/01/28	246,849	239,623
3.010%, 04/01/28	215,000	208,309
3.000%, 03/01/32	8,233,204	8,022,544
2.960%, 04/01/27	203,530	198,069
2.950%, 06/01/31	220,000	204,643
2.780%, 05/01/28	215,000	204,408
2.710%, 12/01/27	188,812	179,601
2.500%, 04/01/45	4,051,918	3,861,932
2.000%, 01/01/24	1,255,243	1,233,781
FNMA TBA
4.500%, 06/14/42	3,745,000	3,898,394
4.000%, 05/01/39	1,458,000	1,484,575
3.500%, 05/15/45	675,000	670,148
3.000%, 05/15/45	1,245,000	1,217,157
FNMA, Ser 2015-M15, Cl A2
2.923%, 10/25/25(D)	205,000	199,953
FNMA, Ser 2015-M17, Cl A2
2.938%, 11/25/25(D)	90,000	88,070
FNMA, Ser 2016-M4, Cl A2
2.576%, 03/25/26	145,000	137,467
FNMA, Ser 2017-66, Cl BA
3.000%, 03/25/47	969,537	942,955
FNMA, Ser 2017-M3, Cl A2
2.486%, 12/25/26(D)	110,000	102,513

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FNMA, Ser 2018-M1, Cl A2
3.086%, 12/25/27(D)	$600,000	$580,241
FNMA, Ser M11, Cl FA
2.292%, VAR LIBOR USD 1 Month+0.470%, 09/25/24	576,567	579,242
GNMA
5.000%, 04/20/47	427,460	449,519
4.620%, 10/20/65(D)	1,064,568	1,083,970
4.500%, 06/20/47	1,317,539	1,368,014
4.399%, 04/20/63(D)	878,998	897,925
4.000%, 11/20/47	311,088	318,870
3.500%, 06/20/46	1,798,559	1,802,776
3.000%, 10/20/46	758,252	741,070
GNMA TBA
4.000%, 05/01/42	300,000	306,844
3.500%, 05/15/41	565,000	565,706
3.000%, 05/01/43	705,000	687,182

		82,796,821

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.8%
American Home Mortgage Investment Trust, Ser 2005- 1, Cl 6A
4.168%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	477,299	491,487
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/30(A)	105,000	103,306
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(A)	360,000	351,744
Bear Stearns Mortgage Funding Trust, Ser 2006- AR4, Cl A1
2.082%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	511,077	494,234
Bear Stearns Mortgage Funding Trust, Ser 2007- AR5, Cl 1A1A
2.067%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	515,060	476,673
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/35(A)	125,000	124,499
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	315,013
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
3.460%, VAR LIBOR USD 1 Month+1.720%, 10/15/34(A)	134,603	134,772
COMM Mortgage Trust, Ser 2016-SAVA, Cl C
3.550%, VAR LIBOR USD 1 Month+3.000%, 10/15/34(A)	100,000	100,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/34(A)	$125,000	$124,075
Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/34(A)	110,000	109,329
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34(A)	110,000	110,948
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31(A)	120,000	120,153
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
2.096%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	634,000	560,894
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
2.452%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/34	157,118	157,664
JPMBB Commercial Mortgage Securities Trust, Ser 2014- C18, Cl A3
3.578%, 02/15/47	265,000	265,750
JPMBB Commercial Mortgage Securities Trust, Ser 2014- C22, Cl A4
3.801%, 09/15/47	330,000	334,794
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/32(A)	122,862	121,952
Morgan Stanley BAML Trust, Ser 2014-C18, Cl ASB
3.621%, 02/15/24	235,000	237,500
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29(A)	105,000	105,359
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A),(D)	84,692	85,504
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48(A),(D)	110,522	111,230
SFAVE Commercial Mortgage Securities Trust, Ser 2015- 5AVE, Cl A1
3.872%, 01/05/43(A),(D)	105,000	98,728
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
3.456%, 09/25/34(D)	395,799	391,683
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-16, Cl 5A1
3.548%, 11/25/34(D)	237,816	239,465

MORTGAGE-BACKED SECURITIES — continued
	Face Amount(1)		Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
UBS-Citigroup Commercial Mortgage Trust, Ser 2011- C1, Cl AS
5.154%, 01/10/45(A)		515,000	$537,671
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/29(A)		115,000	116,272
WaMu Mortgage Pass- Through Certificates Trust, Ser 2005-AR15, Cl A1A1
2.157%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45		467,962	462,542
WaMu Mortgage Pass- Through Certificates Trust, Ser 2005-AR2, Cl 1A1A
2.202%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/45		483,517	480,248
Wells Fargo Commercial Mortgage Trust, Ser 2013- 120B, Cl A
2.710%, 03/18/28(A),(D)		115,000	113,872
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004- DD, Cl 1A1
3.771%, 01/25/35(D)		236,148	245,007
WFRBS Commercial Mortgage Trust, Ser 2011- C4, Cl A3
4.394%, 06/15/44(A)		63,090	63,443

			7,786,061

Total Mortgage-Backed Securities (Cost $93,574,775)			90,582,882

SOVEREIGN DEBT — 20.5%
Abu Dhabi Government International Bond
2.500%, 10/11/22(A)		335,000	320,280
Argentina Bonar Bonds
24.949%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	146,462
Argentine Bonos del Tesoro
21.200%, 09/19/18	ARS	2,874,000	135,399
18.200%, 10/03/21	ARS	28,195,000	1,309,544
16.000%, 10/17/23	ARS	11,111,000	496,831
15.500%, 10/17/26	ARS	35,504,000	1,606,968
Argentine Government International Bond
7.625%, 04/22/46		150,000	145,125
7.500%, 04/22/26		375,000	393,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
Bonos de la Nacion Argentina con Ajuste por CER
3.750%, 02/08/19	ARS	2,484,000	$127,257
Brazil Letras do Tesouro Nacional
41.020%, 01/01/19(B)	BRL	18,000,000	4,935,315
39.805%, 07/01/20(B)	BRL	2,250,000	549,718
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21	BRL	15,390,000	4,613,854
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/27	BRL	15,500,000	4,523,121
Colombian TES
10.000%, 07/24/24	COP	971,000,000	417,658
7.750%, 09/18/30	COP	9,089,600,000	3,544,658
7.500%, 08/26/26	COP	912,800,000	350,716
7.000%, 05/04/22	COP	75,000,000	28,166
7.000%, 06/30/32	COP	656,000,000	237,176
6.000%, 04/28/28	COP	534,600,000	184,186
Ghana Government International Bond
19.750%, 03/25/24	GHS	960,000	241,935
19.750%, 03/15/32	GHS	2,890,000	716,475
19.000%, 11/02/26	GHS	2,890,000	730,964
18.750%, 01/24/22	GHS	960,000	230,281
Indonesia Government International Bond
3.700%, 01/08/22(A)		200,000	199,348
Indonesia Treasury Bond
10.500%, 08/15/30	IDR	550,000,000	49,762
9.000%, 03/15/29	IDR	3,285,000,000	270,075
8.750%, 05/15/31	IDR	7,842,000,000	632,715
8.375%, 03/15/24	IDR	59,460,000,000	4,582,363
8.375%, 09/15/26	IDR	61,383,000,000	4,771,659
7.000%, 05/15/27	IDR	12,099,000,000	876,172
Japan Treasury Discount Bill
0.000%, 07/02/18 (B)	JPN	245,000,000	2,241,634
Korea Treasury Bond
2.000%, 03/10/21	KRW	4,100,000,000	3,812,065
1.875%, 03/10/22	KRW	2,848,000,000	2,615,563
1.500%, 06/10/19	KRW	4,100,000,000	3,822,388
1.375%, 09/10/21	KRW	4,200,000,000	3,811,903
Kuwait Government International Bond
3.500%, 03/20/27(A)		595,000	572,365
Mexican Bonos
8.500%, 12/13/18	MXN	58,010,000	3,116,688
8.000%, 06/11/20	MXN	5,510,000	298,650
6.500%, 06/10/21	MXN	32,420,000	1,691,428
5.750%, 03/05/26	MXN	25,600,000	1,232,101
5.000%, 12/11/19	MXN	88,870,000	4,584,952
4.750%, 06/14/18	MXN	140,310,000	7,468,250

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
Mexico Cetes
6.960%, 06/21/18 (B)	MXN	214,898,000	$1,136,697
6.950%, 05/24/18 (B)	MXN	226,209,000	1,203,506
6.920%, 08/16/18 (B)	MXN	255,093,000	1,333,458
7.269%, 05/10/18 (B)	MXN	126,254,000	673,670
7.221%, 06/21/18 (B)	MXN	57,191,000	302,510
7.559%, 07/05/18 (B)	MXN	18,214,000	96,059
7.445%, 09/13/18 (B)	MXN	49,309,000	256,279
7.731%, 09/27/18 (B)	MXN	38,352,000	198,758
7.270%, 10/11/18 (B)	MXN	117,435,000	606,859
7.870%, 12/06/18 (B)	MXN	15,482,000	79,097
Mexico Government International Bond
4.000%, 03/15/15	EUR	140,000	160,850
Oman Government International Bond
3.875%, 03/08/22(A)		400,000	383,970
Philippine Government International Bond
2.125%, 05/23/18	PHP	218,000,000	4,209,825
Qatar Government International Bond
3.875%, 04/23/23(A)		200,000	199,170
Saudi Government International Bond
4.500%, 10/26/46(A)		240,000	216,872
3.250%, 10/26/26(A)		585,000	539,946
Thailand Government International Bond
3.875%, 06/13/19	THB	36,560,000	1,189,216
Ukraine Government International Bond
4.958%, 05/31/40(A)(D)		3,100,000	2,093,523
Uruguay Government International Bond
9.875%, 06/20/22 (A)	UYU	370,000	13,535
8.500%, 03/15/28 (A)	UYU	3,310,000	111,128

Total Sovereign Debt (Cost $87,821,844)			87,640,098

U.S. TREASURY OBLIGATIONS — 16.7%
U.S. Treasury Bills
2.250%, 04/25/19 (B)		4,195,000	4,103,908
1.808%, 07/19/18 (B)		1,825,000	1,817,971
1.710%, 07/12/18 (B)		1,874,000	1,867,483
1.624%, 05/24/18 (B)		1,555,000	1,553,413
1.582%, 05/17/18 (B)		3,430,000	3,427,568
1.471%, 06/14/18 (B)		1,198,000	1,195,588
U.S. Treasury Bonds
3.875%, 08/15/40		250,000	283,438
3.750%, 08/15/41		250,000	278,623

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
3.625%, 08/15/43	$250,000	$273,740
3.125%, 08/15/44	250,000	251,689
3.000%, 02/15/48	8,630,000	8,470,210
2.875%, 08/15/45	250,000	239,912
2.750%, 08/15/42	250,000	236,162
2.500%, 02/15/45	250,000	223,027
2.500%, 02/15/46	250,000	222,227
2.500%, 05/15/46	490,000	435,200
2.250%, 08/15/46	25,000	21,023
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/46	1,024,569	1,047,452
1.000%, 02/15/48	307,962	315,721
0.875%, 02/15/47	77,361	76,705
0.750%, 02/15/45	4,652,428	4,475,566
0.250%, 01/15/25	2,165,554	2,100,887
U.S. Treasury Notes
2.875%, 04/30/25	1,715,000	1,712,387
2.750%, 04/30/23	13,075,000	13,050,995
2.750%, 02/15/24	500,000	497,383
2.750%, 02/15/28	5,320,000	5,236,459
2.500%, 03/31/23	4,600,000	4,539,086
2.375%, 01/31/23	1,100,000	1,080,191
2.250%, 11/15/24	250,000	240,508
2.250%, 02/15/27	755,000	715,038
2.250%, 11/15/27	870,000	820,315
2.000%, 02/28/21	500,000	491,563
2.000%, 05/31/21	500,000	490,410
2.000%, 08/31/21	500,000	489,063
2.000%, 02/15/25	250,000	236,201
2.000%, 08/15/25	250,000	235,088
1.875%, 12/31/19	170,000	168,433
1.875%, 08/31/22	500,000	482,168
1.875%, 09/30/22	500,000	481,660
1.750%, 02/28/22	500,000	482,539
1.625%, 11/30/20	500,000	488,008
1.625%, 02/15/26	250,000	227,480
1.500%, 11/30/19	500,000	492,813
1.500%, 02/28/23	500,000	471,035
1.500%, 08/15/26	250,000	223,740
1.375%, 07/31/19	680,000	671,739
1.375%, 02/29/20	500,000	490,156
1.375%, 05/31/20	500,000	488,438
1.375%, 08/31/23	500,000	464,355
1.000%, 05/15/18	870,000	869,796
1.000%, 08/31/19	500,000	490,957
0.750%, 08/31/18	1,285,000	1,279,995
0.625%, 06/30/18	465,000	464,133
Total U.S. Treasury Obligations (Cost $72,775,888)		71,489,645

ASSET-BACKED SECURITIES — 4.9%
	Face Amount	Value
AUTOMOTIVE — 0.6%
Americredit Automobile Receivables Trust, Ser 2016- 4, Cl B
1.830%, 12/08/21	$575,000	$564,800
Avis Budget Rental Car Funding AESOP, Ser 2014- 2A, Cl A
2.500%, 02/20/21(A)	180,000	178,262
Avis Budget Rental Car Funding AESOP, Ser 2017- 1A, Cl A
3.070%, 09/20/23(A)	215,000	210,780
CPS Auto Trust, Ser 2017-A, Cl B
2.680%, 05/17/21(A)	115,000	114,509
Credit Acceptance Auto Loan Trust, Ser 2016-3A, Cl A
2.150%, 04/15/24(A)	250,000	247,798
Drive Auto Receivables Trust, Ser 2017-1, Cl B
2.360%, 03/15/21	40,000	39,894
Drive Auto Receivables Trust, Ser 2017-AA, Cl B
2.510%, 01/15/21(A)	30,934	30,914
Drive Auto Receivables Trust, Ser 2017-AA, Cl C
2.980%, 01/18/22(A)	410,000	409,385
Drive Auto Receivables Trust, Ser 2017-BA, Cl B
2.200%, 05/15/20(A)	69,666	69,605
DT Auto Owner Trust, Ser 2016-4A, Cl C
2.740%, 10/17/22(A)	220,000	219,695
DT Auto Owner Trust, Ser 2017-1A, Cl A
1.560%, 06/15/20(A)	3,640	3,639
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/20(A)	13,254	13,233
Exeter Automobile Receivables Trust, Ser 2017- 1A, Cl A
1.960%, 03/15/21(A)	20,381	20,320
Exeter Automobile Receivables Trust, Ser 2018- 2A, Cl A
2.790%, 07/15/21(A)	200,000	199,911
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/21(A)	13,462	13,401
Santander Drive Auto Receivables Trust, Ser 2016- 3, Cl B
1.890%, 06/15/21	365,000	363,129
Santander Drive Auto Receivables Trust, Ser 2017- 2, Cl B
2.210%, 10/15/21	15,000	14,907

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
AUTOMOTIVE (continued)
Santander Drive Auto Receivables Trust, Ser 2018- 2, Cl B
3.030%, 09/15/22	$10,000	$9,982
Santander Drive Auto Receivables Trust, Ser 2018- 2, Cl C
3.350%, 07/17/23	10,000	9,962
Westlake Automobile Receivables Trust, Ser 2016- 3A, Cl A2
1.420%, 10/15/19(A)	23,637	23,607
Westlake Automobile Receivables Trust, Ser 2017- 1A, Cl A2
1.780%, 04/15/20(A)	55,387	55,286

		2,813,019

CREDIT CARDS — 1.6%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	250,000	246,122
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22	1,000,000	984,480
Capital One Multi-Asset Execution Trust, Ser 2016-A5, Cl A5
1.660%, 06/17/24	1,000,000	957,215
Chase Issuance Trust, Ser 2016-A4, Cl A
1.490%, 07/15/22	1,000,000	970,821
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	1,000,000	998,717
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	1,000,000	982,316
World Financial Network Credit Card Master Trust, Ser 2012-A, Cl A
3.140%, 01/17/23	1,000,000	1,003,252
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	550,000	531,563

		6,674,486

MORTGAGE RELATED SECURITIES — 0.6%
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/32(A)	110,000	111,452
Centex Home Equity, Ser 2006-A, Cl AV4
2.122%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36	381,130	379,714

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
MORTGAGE RELATED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
3.556%, 08/25/35(D)	$449,202	$395,058
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl M2
2.382%, VAR ICE LIBOR USD 1 Month+0.510%, 01/25/36	275,131	275,244
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4
2.022%, VAR ICE LIBOR USD 1 Month+0.150%, 07/25/36	328,179	327,032
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A1
2.127%, VAR ICE LIBOR USD 1 Month+0.230%, 12/25/35(A)	251,926	251,823
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A2C
2.202%, VAR ICE LIBOR USD 1 Month+0.330%, 12/25/35	349,864	350,431
Nomura Home Equity Trust, Ser 2006-HE1, Cl M1
2.307%, VAR ICE LIBOR USD 1 Month+0.410%, 02/25/36	441,183	442,034

		2,532,788

OTHER ASSET-BACKED SECURITIES — 2.1%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2
2.012%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/36	488,124	476,332
Bayview Opportunity Master Fund IVa Trust, Ser 2017- RT5, Cl A
3.500%, 05/28/69(A),(D)	142,510	142,405
Bayview Opportunity Master Fund IVb Trust, Ser 2017- SPL3, Cl A
4.000%, 11/28/53(A),(D)	138,278	140,167
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64(A),(D)	99,867	100,999
CIT Education Loan Trust, Ser 2007-1, Cl A
1.765%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/42(A)	88,133	85,139
Invitation Homes Trust, Ser 2018-SFR2, Cl A 2.796%, VAR LIBOR USD 1 Month+0.900%, 06/17/37(A)	360,000	354,148

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-2, Cl A 2.512%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/83	$309,073	$308,241
Navient Student Loan Trust, Ser 2014-3, Cl A 2.492%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	312,076	310,871
Navient Student Loan Trust, Ser 2014-4, Cl A 2.492%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	174,988	174,214
Navient Student Loan Trust, Ser 2016-1A, Cl A 2.572%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/70(A)	250,291	251,238
Navient Student Loan Trust, Ser 2017-1A, Cl A3 3.047%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/66(A)	300,000	307,799
Navient Student Loan Trust, Ser 2017-3A, Cl A3 2.947%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/66(A)	310,000	316,262
Nelnet Student Loan Trust, Ser 2008-3, Cl A4 3.594%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/24	233,356	236,802
Nelnet Student Loan Trust, Ser 2014-3A, Cl A 2.452%, VAR ICE LIBOR USD 1 Month+0.580%, 06/25/41(A)	242,401	243,270
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2 2.822%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(A)	300,000	302,546
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2 2.497%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/47(A)	210,997	210,740
Nelnet Student Loan Trust, Ser 2015-3A, Cl A2 2.497%, VAR ICE LIBOR USD 1 Month+0.600%, 02/27/51(A)	236,650	237,295
OneMain Financial Issuance Trust, Ser 2016-1A, Cl A 3.660%, 02/20/29(A)	540,000	544,724
SLC Student Loan Trust, Ser 2006-1, Cl A6 2.285%, VAR ICE LIBOR USD 3 Month+0.160%, 03/15/55	320,000	307,999

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2006-8, Cl A6 2.520%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/41	$410,000	$398,860
SLM Student Loan Trust, Ser 2007-2, Cl B 2.530%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	340,036
SLM Student Loan Trust, Ser 2007-6, Cl A4 2.740%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/24	204,577	204,781
SLM Student Loan Trust, Ser 2008-5, Cl A4 4.060%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	203,501	209,154
SLM Student Loan Trust, Ser 2008-6, Cl B 3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	329,292
SLM Student Loan Trust, Ser 2011-2, Cl A2 3.097%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	154,204
SLM Student Loan Trust, Ser 2012-1, Cl A3 2.847%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	305,394	306,344
SLM Student Loan Trust, Ser 2014-1, Cl A3 2.472%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	285,691	283,894
SLM Student Loan Trust, Ser 2014-3A, Cl A6A 2.910%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/64(A)	330,000	327,558
SoFi Professional Loan Program, Ser 2015-D, Cl A2 2.720%, 10/27/36(A)	208,514	205,790
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12 2.750%, 11/25/60(A),(D)	258,969	254,881
Towd Point Mortgage Trust, Ser 2015-4, Cl M2 3.750%, 04/25/55(A),(D)	195,000	194,281
Towd Point Mortgage Trust, Ser 2017-1, Cl A1 2.750%, 10/25/56(A),(D)	553,696	546,162

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Wachovia Student Loan Trust, Ser 2006-1, Cl A6 1.915%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/40(A)	$310,000	$302,087

		9,108,515

Total Asset-Backed Securities (Cost $21,094,136)		21,128,808

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLB 5.500%, 07/15/36	450,000	584,753
4.000%, 09/01/28	315,000	334,586
2.875%, 09/11/20	250,000	251,122
2.375%, 09/10/21	250,000	247,289
1.875%, 03/13/20	250,000	247,102
1.750%, 12/14/18	500,000	498,777
1.682%, 05/31/18 (B)	600,000	599,150
1.500%, 03/08/19	500,000	496,783
1.375%, 02/18/21	250,000	241,494
FHLB DN 1.580%, 05/03/18 (B)	515,000	514,952
1.580%, 05/04/18 (B)	475,000	474,932

		4,490,940

FHLMC 2.375%, 01/13/22	250,000	246,254
FNMA 2.625%, 09/06/24	250,000	244,768
2.125%, 04/24/26	250,000	232,950
1.875%, 09/24/26	500,000	453,912
1.750%, 06/20/19	500,000	496,778
1.625%, 01/21/20	500,000	492,807
1.250%, 05/06/21	250,000	239,993
1.000%, 08/28/19	500,000	490,870

		2,652,078

Tennessee Valley Authority 4.625%, 09/15/60	190,000	225,712
4.250%, 09/15/65	235,000	261,062

		486,774

Total U.S. Government Agency Obligations (Cost $8,131,745)		7,876,046

MUNICIPAL BONDS — 1.2%
Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB 3.494%, 10/01/36	500,000	455,830

MUNICIPAL BONDS — continued
	Face Amount	Value
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB 3.163%, 09/15/25	$285,000	$283,781

Maine — 0.0%
Maine State, Housing Authority, Ser D, RB 3.289%, 11/15/31	250,000	235,840

New York — 0.4%
New York & New Jersey, Port Authority, Ser 181, RB 4.960%, 08/01/46	500,000	579,885
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB 5.267%, 05/01/27	295,000	327,763
New York State, Dormitory Authority, RB 5.500%, 03/15/30	375,000	424,110
New York State, Dormitory Authority, Ser S, RB 3.998%, 07/01/39	250,000	250,092

		1,581,850

West Virginia — 0.1%
West Virginia University, Ser B, RB 4.471%, 10/01/42	500,000	501,645
California — 0.5%
California State, GO 2.193%, 04/01/47(E)	400,000	396,904
Los Angeles, Wastewater System Revenue, RB 5.713%, 06/01/39	300,000	366,867
University of California, Ser AJ, RB 4.601%, 05/15/31	250,000	270,010
University of California, Ser AS, RB 3.552%, 05/15/39	500,000	485,815
University of California, Regents Medical Center, Ser M, RB 2.859%, 05/15/30	500,000	445,655

		1,965,251

Total Municipal Bonds (Cost $5,329,938)		5,024,197

Total Investments— 94.8% (Cost $414,754,595)		$406,300,602

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

A list of the open futures contracts held by the Fund at April 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	80	Jun-2018	16,998,491	16,963,750	(34,741)
U.S. 5-Year Treasury Note	23	Jun-2018	2,621,936	2,610,680	(11,256)
U.S. Ultra Long Treasury Bond	3	Jun-2018	460,061	471,375	11,314

			$20,080,488	$20,045,805	$(34,683)

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Bank of America	05/14/18- 07/06/18	USD	34,056,000	EUR	42,117,409	$835,312
Citigroup	05/16/18- 08/16/18	USD	4,268,852,100	JPY	40,180,397	1,023,370
JPMorgan Chase Bank	05/24/18- 08/06/18	INR	11,481,633	USD	751,288,800	(287,861)
Citigroup	05/29/18- 10/24/18	USD	13,587,000	AUD	10,567,989	336,840
JPMorgan Chase Bank	05/29/18	MXN	286,207	USD	5,290,000	(4,718)
JPMorgan Chase Bank	05/29/18	USD	5,290,000	MXN	279,835	(1,654)
Citigroup	09/28/18- 10/16/18	USD	18,956,392,000	KRW	17,781,093	(26,950)

						$1,874,339

A list of the open centrally cleared swap agreements held by Fund at April 30, 2018, is as follows:

Interest Rate Swaps
								Swap Contracts, at Value
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
2.98%	3-MONTH USD - LIBOR	Quarterly	02/20/48	USD	6,234,000	—	$(6,448)	$—	$(6,448)
2.59%	3-MONTH USD - LIBOR	Quarterly	07/27/47	USD	2,000,000	—	144,957	144,957	—
2.79%	3-MONTH USD - LIBOR	Quarterly	03/13/47	USD	1,300,000	—	13,831	13,831	—
2.38%	USD LIBOR BBA	Quarterly	11/18/46	USD	3,800,000	—	378,355	378,355	—
1.52%	3-MONTH USD - LIBOR	Quarterly	09/16/26	USD	13,860,000	—	1,192,614	1,192,614	—

						$—	$1,723,309	$1,729,757	$(6,448)

Percentages are based on net assets of $428,528,491.

(1)	In U.S. dollars unless otherwise indicated.
‡	Real Estate Investment Trust
(A)	Securities sold within .terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2018. The coupon on a step bond changes on a specified date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.

AUD — Australian Dollar

ARS — Argentine Peso

BRL — Brazilian Real

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2018 (unaudited)

Cl — Class

COP — Colombian Peso

CZK — Czech Koruna

DN— Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GHS — Ghanaian Cedi

GO — General Obligation

ICE— Intercontinental Exchange

INR — Indian Rupee

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

PHP — Philippine Peso

PRB — Revenue Bond

Ser — Series

THB — Thai Baht

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

UYU — Uruguay Peso

VAR — Variable Rate

The following is a list of the inputs used as of April 30, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$122,558,926	$—	$122,558,926
Mortgage-Backed Securities	—	90,582,882	—	90,582,882
Sovereign Debt	—	87,640,098	—	87,640,098
U.S. Treasury Obligations	—	71,489,645	—	71,489,645
Asset-Backed Securities	—	21,128,808	—	21,128,808
U.S. Government Agency Obligations	—	7,876,046	—	7,876,046
Municipal Bonds	—	5,024,197	—	5,024,197

Total Investments in Securities	$—	$406,300,602	$—	$406,300,602

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$11,314	$—	$—	$11,314
Unrealized Depreciation	(45,997)	—	—	(45,997)
Forwards Contracts *
Unrealized Appreciation	—	2,195,522	—	2,195,522
Unrealized Depreciation	—	(321,183)	—	(321,183)
Centrally Cleared Swaps *
Interest Rate Swaps
Unrealized Appreciation	—	1,729,757	—	1,729,757
Unrealized Depreciation	—	(6,448)	—	(6,448)

Total Other Financial Instruments	$(34,683)	$3,597,648	$—	$3,562,965

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the period ended April 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Global Public Equity Fund		Income Opportunities Fund
Assets:
Investments, at Value †	$1,163,064,887	*	$210,962,856
Foreign Currency, at Value ††	4,784,255		42
Cash Equivalents	25,103,910		3,737,113
Receivable for Investment Securities Sold	6,449,522		550,583
Dividends and Interest Receivable	1,897,782		1,506,922
Reclaims Receivable	811,239		12,096
Unrealized Appreciation on Forward Foreign Currency Contracts	360,458		—
Receivable for Capital Shares Sold	242,184		31,027
Unrealized Appreciation on Spot Foreign Currency Contracts	928		—
Cash Pledged as Collateral for Futures Contracts and Swap Contracts	—		96,267
Variation Margin Receivable	—		6,478
Prepaid Expenses	9,273		4,994

Total Assets	1,202,724,438		216,908,378

Liabilities:
Payable upon return on Securities Loaned	14,576,390		—
Payable for Investment Securities Purchased	7,354,774		1,050,868
Investment Advisory Fees Payable - Note 6	627,517		75,401
Payable for Capital Shares Redeemed	391,143		46,595
Shareholder Servicing Fees Payable	135,782		26,457
Payable due to Administrator	62,859		11,476
Payable due to Trustees	20,300		3,751
Chief Compliance Officer Fees Payable	13,573		2,446
Management Fees Payable - Note 6	9,699		1,771
Unrealized Depreciation on Spot Foreign Currency Contracts	2,290		—
Unrealized Depreciation on Forward Foreign Currency Contracts	839		—
Payable due to Custodian	—		42,590
Other Accrued Expenses	139,632		98,472

Total Liabilities	23,334,798		1,359,827

Net Assets	$1,179,389,640		$215,548,551

† Cost of Investments	$951,085,177		$217,787,013
†† Cost of Foreign Currency	4,776,297		42
* Includes Market Value of securities on loan	14,065,350		—

NET ASSETS CONSIST OF:
Paid-in Capital	$907,266,135		$224,172,311
Undistributed Net Investment Income	888,692		14,369,835
Accumulated Net Realized Gain (Loss) on Investments, Futures and Foreign Currency Transactions	58,913,483		(16,209,020)
Net Unrealized Appreciation (Depreciation) on Investments, ,	211,979,710		(6,824,157)
Net Unrealized Appreciation on Futures Contracts	—		37,740
Net Unrealized Appreciation on Forward Foreign Currency Contracts and Foreign Currency Translations	341,620		1,842

Net Assets	$1,179,389,640		$215,548,551

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	84,326,970		23,010,551

Net Asset Value, Offering and Redemption Price Per Share	$13.99		$9.37

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the period ended April 30, 2018 (Unaudited)

	Public Alternatives Fund	Real Assets Fund	Core Plus Bond Fund
Assets:
Investments, at Value †	$465,562,065	$207,369,197	$406,300,602
Foreign Currency, at Value ††	2,412,368	117,883	1,791,281
Cash	23,255,432	3,608,443	—
Cash Equivalents	—	—	—
Cash Pledged as Collateral for Futures Contracts and Swap Contracts	163,826,951	—	24,333,144
Swap Contracts, at value ††††††	6,310,085	12,891	—
Receivable for Investment Securities Sold	3,028,239	3,733,546	7,631,845
Dividends and Interest Receivable	124,670	516,791	2,536,144
Purchased Option/Swaption Contracts, at Value †††	64,960	58,106	—
Receivable for Capital Shares Sold	53,970	26,435	68,018
Reclaims Receivable	39,252	—	—
Variation Margin Receivable	19,620	46,032	3,781
Initial Margin for Futures Contracts	—	380,963	3,045,411
Unrealized Appreciation on Spot Foreign Currency Contracts	—	648	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	83,219	2,195,522
Prepaid Expenses	6,628	4,944	6,157

Total Assets	664,704,240	215,959,098	447,911,905

Liabilities:
Securities Sold Short, at Value †††††	132,586,017	—	—
Swap Contracts, at Value ††††††	4,544,895	—	—
Written Option/Swaption Contracts, at Value ††††	2,245,760	111,550	—
Payable for Investment Securities Purchased	2,183,491	5,491,239	18,602,081
Payable for Capital Shares Redeemed	292,826	47,918	209,280
Stock Loan Fees Payable	292,050	—	—
Investment Advisory Fees Payable - Note 6	289,823	1,705	95,184
Dividends Payable on Securities Sold Short	148,909	—	—
Shareholder Servicing Fees Payable	64,965	25,110	49,883
Variation Margin Payable	63,937	56,582	1,250
Payable due to Administrator	28,052	11,046	22,883
Payable due to Trustees	8,941	3,540	7,181
Chief Compliance Officer Fees Payable	5,997	2,299	4,801
Management Fees Payable - Note 6	4,328	63,194	3,531
Unrealized Depreciation on Spot Foreign Currency Contracts	227	1,284	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	627	321,183
Other Accrued Expenses	194,578	81,419	66,157

Total Liabilities	142,954,796	5,897,513	19,383,414

Net Assets	$521,749,444	$210,061,585	$428,528,491

† Cost of Investments	$470,410,504	$214,878,951	$414,754,595
†† Cost of Foreign Currency	2,433,246	118,954	1,802,492
††† Cost of Purchased Option/Swaption Contracts	421,976	68,854	—
†††† Proceeds from Written Option/Swaption Contracts	3,301,757	142,436	—
††††† Proceeds from Securities Sold Short	136,858,741	—	—
†††††† Swap premiums received/paid	31,133	—	—

NET ASSETS CONSIST OF:
Paid-in Capital	$537,788,996	$232,671,202	$439,610,505
Undistributed Net Investment Income	373,270	12,930,344	1,504,373
Accumulated Net Realized (Loss) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Futures, Swaps and Foreign Currency Transactions	(18,432,419)	(28,205,669)	(7,923,201)
Net Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, and Written Options/Swaptions	123,266	(7,489,616)	(8,453,993)
Net Unrealized Appreciation (Depreciation) on Futures Contracts	193,841	1,646	(34,683)
Net Unrealized Appreciation on Swap Contracts	1,734,057	65,967	1,723,309
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts and Foreign Currency Translations	(31,567)	87,711	2,102,181

Net Assets	$521,749,444	$210,061,585	$428,528,491

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	53,562,538	26,378,319	44,014,470

Net Asset Value, Offering and Redemption Price Per Share	$9.74	$7.96	$9.74

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the six months ended April 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS

	Global Public Equity Fund	Income Opportunities Fund
Investment Income
Dividends	$10,469,842	$462,877
Dividends from Master Limited Partnerships	—	2,150,106
Income Distributions from Registered Investment Companies	397,415	1,699,104
Interest	546,963	582,385
Security Lending Income	116,782	—
Less: Foreign Taxes Withheld	(690,623)	—

Total Investment Income	10,840,379	4,894,472

Expenses
Investment Advisory Fees - Note 6	3,589,338	455,588
Administration Fees - Note 5	371,886	69,811
Shareholder Servicing Fees - Note 5	269,822	50,647
Management Fees - Note 6	57,412	10,776
Trustees’ Fees	42,612	8,115
Chief Compliance Officer Fees	20,340	3,857
Custodian Fees	227,544	22,190
Legal Fees	42,486	8,052
Audit Fees	41,132	22,035
Transfer Agent Fees	31,679	16,995
Printing Fees	24,964	4,618
Registration Fees	11,176	4,992
Insurance and Other Expenses	137,140	47,335

Total Expenses	4,867,531	725,011

Less:
Commission Recapture - Note 5	(2)	—
Fees Paid Indirectly - Note 5	(5)	(6)

Net Expenses	4,867,524	725,005

Net Investment Income	5,972,855	4,169,467

Net Realized Gain (Loss) on:
Investments	51,021,639	4,249,588
Registered Investment Companies	11,941,276	(5,252,817)
Futures Contracts	—	(23,851)
Foreign Currency Transactions	(293,664)	2,082

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(37,112,994)	2,481,649
Futures Contracts	—	(13,950)
Swap Contracts	—	—
Foreign Currency Transactions	221,722	1,376

Net Realized and Unrealized Gain	25,777,979	1,444,077

Net Increase in Net Assets Resulting from Operations	$31,750,834	$5,613,544

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the six months ended April 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS

	Public Alternatives Fund	Real Assets Fund	Core Plus Bond Fund
Investment Income
Dividends	$1,564,695	$847,529	$—
Dividends from Master Limited Partnerships	—	1,293,054	—
Income Distributions from Registered Investment Companies	8,706,650	1,394,324	—
Interest	2,300,688	1,063,683	7,343,097
Less: Foreign Taxes Withheld	(101,811)	(22,582)	(67,394)

Total Investment Income	12,470,222	4,576,008	7,275,703

Expenses
Investment Advisory Fees - Note 6	1,682,682	400,841	578,176
Administration Fees - Note 5	174,750	66,843	139,166
Shareholder Servicing Fees - Note 5	126,782	48,497	100,971
Management Fees - Note 6	26,976	10,319	21,483
Trustees’ Fees	20,260	7,737	16,112
Chief Compliance Officer Fees	9,488	3,679	7,586
Stock Loan Fees - Note 2	2,353,418	—	—
Dividend Expense on Securities Sold Short - Note 2	1,167,861	—	—
Custodian Fees	209,371	26,846	47,084
Transfer Agent Fees	22,225	16,983	20,734
Audit Fees	20,725	21,836	17,129
Legal Fees	20,114	7,675	15,927
Printing Fees	11,328	4,723	8,892
Registration Fees	5,917	5,002	6,263
Insurance and Other Expenses	81,047	15,353	59,970

Total Expenses	5,932,944	636,334	1,039,493

Less:
Investment Advisor Waiver	(74,663)	—	—
Fees Paid Indirectly - Note 5	(5)	(6)	(5)

Net Expenses	5,858,276	636,328	1,039,488

Net Investment Income	6,611,946	3,939,680	6,236,215

Net Realized Gain (Loss) on:
Investments	2,272,033	(851,318)	(1,741,054)
Registered Investment Companies	(1,195,409)	(2,949,744)	—
Securities Sold Short	(8,015,311)	—	—
Futures Contracts	(375,158)	173,885	(216,244)
Swap Contracts	932,913	45,250	379,524
Purchased Option/Swaption Contracts	1,922,449	(2,488)	—
Written Option/Swaption Contracts	(2,998,076)	3,544	—
Foreign Currency Transactions	34,434	23,143	(3,599,640)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(12,055,704)	5,553,001	(5,928,390)
Securities Sold Short	4,813,987	—	—
Futures Contracts	195,112	(34,211)	15,144
Swap Contracts	215,018	102,105	553,941
Purchased Option/Swaption Contracts	(335,472)	(5,898)	—
Written Option/Swaption Contracts	1,092,720	30,886	—
Foreign Currency Transactions	(38,106)	(11,826)	967,482

Net Realized and Unrealized Gain (Loss)	(13,534,570)	2,076,329	(9,569,237)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,922,624)	$6,016,009	$(3,333,022)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Income Opportunities Fund
	Six-Months Ended April 30, 2018 (unaudited)	Year ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year ended October 31, 2017
Operations:
Net Investment Income	$5,972,855	$11,134,824	$4,169,467	$10,015,972
Net Realized Gain on Investments, Capital Gain Distributions from Registered Investment Companies, Futures Contracts and Foreign Currency Transactions	62,669,251	60,293,529	(1,024,998)	4,039,250
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Transactions	(36,891,272)	157,219,070	2,469,075	124,035

Net Increase in Net Assets Resulting from Operations	31,750,834	228,647,423	5,613,544	14,179,257

Dividends and Distributions from:
Net Investment Income	(13,720,325)	(9,525,431)	(5,081,851)	(9,482,989)
Net Realized Gains	(49,630,059)	—	—	—

Total Dividends and Distributions	(63,350,384)	(9,525,431)	(5,081,851)	(9,482,989)

Capital Share Transactions:
Issued	94,945,830	116,861,551	11,126,075	32,394,230
Reinvestment of Dividends	63,350,384	9,508,912	5,076,879	9,456,319
Redeemed	(51,320,076)	(126,499,087)	(16,825,805)	(22,416,239)

Net Increase in Net Assets from Capital Share Transactions	106,976,138	(128,624)	(622,851)	19,434,310

Total Increase (Decrease) in Net Assets	75,376,588	218,993,368	(91,158)	24,130,578

Net Assets:
Beginning of Period	1,104,013,052	885,019,684	215,639,709	191,509,131

End of Period	$1,179,389,640	$1,104,013,052	$215,548,551	$215,639,709

Undistributed Net Investment Income	$888,692	$8,636,162	$14,378,535	$15,290,919

Shares Issued and Redeemed:
Issued	6,679,335	9,188,436	1,174,221	3,442,718
Reinvestment of Dividends	4,514,516	801,763	547,763	1,009,593
Redeemed	(3,604,016)	(9,710,496)	(1,786,456)	(2,386,974)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,589,835	279,703	(64,472)	2,065,337

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Public Alternatives Fund		Real Assets Fund
	Six-Months Ended April 30, 2018 (unaudited)	Year ended October 31, 2017	Six-Months Ended April 30, 2018 (unaudited)	Year ended October 31, 2017
Operations:
Net Investment Income	$6,611,946	$1,204,930	$3,939,680	$7,846,569
Net Realized Gain (Loss) on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(7,422,125)	4,627,441	(3,557,728)	(751,875)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(6,112,445)	19,589,864	5,634,057	(2,160,314)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,922,624)	25,422,235	6,016,009	4,934,380

Dividends and Distributions from:
Net Investment Income	(7,200,536)	(2,526,341)	(1,351,540)	(4,772,950)
Net Realized Gains	(8,845,321)	(9,680,166)	—	—
Return of Capital	—	—	—	(2,055,550)

Total Dividends and Distributions	(16,045,857)	(12,206,507)	(1,351,540)	(6,828,500)

Capital Share Transactions:
Issued	24,919,437	90,436,407	12,000,008	35,476,127
Reinvestment of Dividends	16,045,857	12,188,757	1,350,270	6,811,647
Redeemed	(62,520,608)	(37,958,558)	(13,579,651)	(20,285,865)

Net Increase in Net Assets from Capital Share Transactions	(21,555,314)	64,666,606	(229,373)	22,001,909

Total Increase (Decrease) in Net Assets	(44,523,795)	77,882,334	4,435,096	20,107,789

Net Assets:
Beginning of Period	566,273,239	488,390,905	205,626,489	185,518,700

End of Period	$521,749,444	$566,273,239	$210,061,585	$205,626,489

Undistributed (Distributions in Excess of) Net Investment Income	$373,270	$961,860	$12,930,344	$10,342,204

Shares Issued and Redeemed:
Issued	2,516,177	9,190,576	1,509,411	4,474,088
Reinvestment of Dividends	1,610,829	1,246,877	175,294	874,019
Redeemed	(6,291,933)	(3,853,075)	(1,718,313)	(2,567,011)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,164,927)	6,584,378	(33,608)	2,781,096

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Core Plus Bond Fund
	Six-Months Ended April 30, 2018 (unaudited)	Year ended October 31, 2017
Operations:
Net Investment Income	$6,236,215	$10,561,439
Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(5,177,414)	(732,318)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(4,391,823)	1,173,419

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,333,022)	11,002,540

Dividends and Distributions from:
Net Investment Income	(8,722,859)	(8,495,746)

Total Dividends and Distributions	(8,722,859)	(8,495,746)

Capital Share Transactions:
Issued	28,937,010	66,897,441
Reinvestment of Dividends	8,722,858	8,487,936
Redeemed	(35,445,399)	(35,232,156)

Net Increase in Net Assets from Capital Share Transactions	2,214,469	40,153,221

Total Increase (Decrease) in Net Assets	(9,841,412)	42,660,015

Net Assets:
Beginning of Period	438,369,903	395,709,888

End of Period	$428,528,491	$438,369,903

Undistributed Net Investment Income	$1,504,373	$3,991,017

Shares Issued and Redeemed:
Issued	2,936,969	6,732,517
Reinvestment of Dividends	884,933	854,123
Redeemed	(3,597,659)	(3,542,900)

Net Increase in Shares Outstanding from Share Transactions	224,243	4,043,740

*	The Fund commenced operations on August 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

FINANCIAL HIGHLIGHTS

For the six months ended April 30, 2018 (unaudited) and year or period ended October 31,

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and waiver/ commission recapture)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding waiver/ commission recapture)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Global Public Equity Fund
2018@	$14.39	$0.07	$0.35	$0.42	$(0.17)	$(0.65)	$—	$(0.82)	$13.99	2.98%	$1,179,390	0.85%	0.85%	1.04%	32%
2017	$11.58	$0.14	$2.79	$2.93	$(0.12)	$—	$—	$(0.12)	$14.39	25.56%	$1,104,013	0.87%	0.87%	1.10%	52%
2016	$12.25	$0.13	$0.12	$0.25	$(0.16)	$(0.76)	$—	$(0.92)	$11.58	2.40%	$885,020	0.91%	0.91%	1.19%	49%
2015	$13.16	$0.12	$0.06	$0.18	$(0.14)	$(0.95)	$—	$(1.09)	$12.25	1.39%	$853,142	0.93%	0.94%	0.93%	74%
2014	$12.85	$0.13	$0.85	$0.98	$(0.14)	$(0.53)	$—	$(0.67)	$13.16	7.96%	$802,723	0.94%	0.95%	0.97%	75%
2013	$10.22	$0.13	$2.59	$2.72	$(0.05)	$(0.04)	$—	$(0.09)	$12.85	26.84%	$732,239	0.97%	0.98%	1.11%	82%

Income Opportunities Fund
2018@	$9.35	$0.18	$0.06	$0.24	$(0.22)	$—	$—	$(0.22)	$9.37	2.63%	$215,549	0.67%	0.67%	3.87%	55%
2017	$9.12	$0.45	$0.21	$0.66	$(0.43)	$—	$—	$(0.43)	$9.35	7.28%	$215,640	0.59%	0.59%	4.80%	50%
2016	$9.22	$0.47	$—	$0.47	$(0.40)	$(0.14)	$(0.03)	$(0.57)	$9.12	5.72%	$191,509	0.58%	0.58%	5.44%	35%
2015	$10.91	$0.42	$(1.71)	$(1.29)	$(0.40)	$—	$—	$(0.40)	$9.22	(12.00)%	$163,365	0.54%	0.54%	4.16%	22%
2014	$10.94	$0.48	$0.34	$0.82	$(0.60)	$(0.20)	$(0.05)	$(0.85)	$10.91	7.73%	$163,177	0.55%	0.55%	4.40%	17%
2013	$10.12	$0.51	$0.82	$1.33	$(0.51)	$— **	$—	$(0.51)	$10.94	13.42%	$144,207	0.50%	0.52%	4.76%	63%

Public Alternatives Fund
2018@	$9.94	$0.12	$(0.03)	$0.09	$(0.13)	$(0.16)	$—	$(0.29)	$9.74	(1.32)%	$521,749	2.17%‡	2.20%	2.45%	52%
2017	$9.94	$0.02	$0.44	$0.46	$(0.05)	$(0.19)	$—	$(0.24)	$10.16	4.78%	$566,273	1.50%‡	1.50%	0.23%	117%
2016	$10.51	$0.14	$(0.13)	$0.01	$(0.18)	$(0.40)	$—	$(0.58)	$9.94	0.18%	$488,391	1.58%‡	1.58%	1.37%	92%
2015	$10.45	$0.24	$0.29	$0.53	$(0.37)	$(0.10)	$—	$(0.47)	$10.51	5.16%	$480,135	1.78%‡	1.78%	2.33%	117%
2014	$10.17	$0.21	$0.29	$0.50	$(0.22)	$—	$—	$(0.22)	$10.45	4.98%	$430,073	1.03%‡	1.03%	2.10%	153%
2013	$9.97	$0.06	$0.24	$0.30	$(0.10)	$—	$—	$(0.10)	$10.17	3.02%	$353,176	1.05%‡	1.05%	0.60%	109%

Real Assets Fund
2018@	$7.79	$0.15	$0.07	$0.22	$(0.05)	$—	$—	$(0.05)	$7.96	2.86%	$210,062	0.62%	0.62%	3.82%	25%
2017	$7.85	$0.31	$(0.10)	$0.21	$(0.19)	$—	$(0.08)	$(0.27)	$7.79	2.71%	$205,626	0.67%	0.67%	3.95%	30%
2016	$7.75	$0.12	$0.07	$0.19	$— **	$—	$(0.09)	$(0.09)	$7.85	2.46%	$185,519	0.73%	0.73%	1.65%	36%
2015	$9.81	$0.15	$(2.04)	$(1.89)	$(0.05)	$—	$(0.12)	$(0.17)	$7.75	(19.43)%	$153,332	0.73%	0.73%	1.71%	55%
2014	$9.71	$0.20	$0.28	$0.48	$(0.14)	$(0.07)	$(0.17)	$(0.38)	$9.81	4.94%	$156,142	0.74%	0.74%	1.96%	81%
2013	$10.05	$0.17	$(0.32)	$(0.15)	$(0.18)	$(0.01)	$—	$(0.19)	$9.71	(1.45)%	$133,602	0.78%	0.78%	1.78%	50%

Core Plus Bond Fund
2018@	$10.01	$0.14	$(0.16)	$(0.02)	$(0.20)	$—	$—	$(0.20)	$9.74	(0.73)%	$428,528	0.48%	0.48%	2.90%	77%
2017	$9.96	$0.25	$— **	$0.25	$(0.20)	$—	$—	$(0.20)	$10.01	2.57%	$438,370	0.52%	0.52%	2.53%	179%
2016#	$10.00	$0.03	$(0.04)	$(0.01)	$(0.03)	$—	$—	$(0.03)	$9.96	(0.10)%	$395,710	0.60%	0.60%	1.94%	72%

@	For the six-months ended April 30, 2018. All ratios for the period have been annualized.
#	The Fund commenced operations on August 30, 2016. All ratios for the period have been annualized.
*	Per share data calculated using average shares.
**	Amount represents less than $0.01
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
‡	Excluding dividend expense, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 0.87%, 0.90%, 0.94%, 0.96%, 0.63% and 0.67%, respectively.

Amounts designated as (“—”) are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), Cornerstone Advisors Income Opportunities Fund (the Income Opportunities Fund”), Cornerstone Advisors Public Alternatives Fund (the “Public Alternatives Fund”), Cornerstone Advisors Real Assets Fund (the “Real Assets Fund”), and Cornerstone Advisors Core Plus Bond Fund (the “Core Plus Bond Fund”) (each a “Fund” and collectively the “Funds”). The Global Public Equity Fund, Income Opportunities Fund and Public Alternatives Fund commenced operations on August 30, 2012. The Core Plus Bond Fund commenced operations on August 30, 2016. Each of the Cornerstone Funds is classified as a non-diversified investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Income Opportunities Fund seeks current income. The Public Alternatives Fund seeks capital appreciation with lower correlation to traditional global fixed income and public equity markets. The Real Assets Fund seeks capital appreciation and, as a secondary objective, current income. The Core Plus Bond Fund seeks total return, consisting of current income and capital appreciation. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Global Public Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market and a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

interval” or threshold based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2018, the Global Public Equity Fund had five fair valued securities which amounted to $46,994 and represented 0.0% of net assets, the Income Opportunities Fund had four fair valued securities which amounted to $122,228 and represented 0.1% of net assets.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•  Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•  Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•  Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

For the period ended April 30, 2018, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

During the period ended April 30, 2018, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended April 30, 2018, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds, including investments in international securities, are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts —The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect against specific transactions or Fund positions for a given stock from being

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds may also invest in securities denominated in foreign currencies and engage in foreign currency transactions on a spot (cash) basis. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2018, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2018, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer the each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of April 30, 2018, if applicable.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is determined and recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Dividends and interest are shown on securities sold short as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The premium charged to a Fund is recorded as Stock Loan Fees on the Statements of Operations. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of October 31, 2017, the Public Alternatives Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Public Alternatives Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Public Alternatives Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Public Alternatives Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty brokers, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, Brown Brothers & Harriman (“BBH”). The collateral required is determined daily by reference to the market value on short positions.

The Public Alternatives Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including interest rate swap contracts, for the purposes of managing a Fund’s interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”).

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of April 30, 2018, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of April 30, 2018 the Public Alternatives Fund swap agreements were with four counterparties, Real Assets Fund swap agreements were with ten counterparties and the Core Plus Bond Fund swap agreements were with one counterparty.

Expenses —Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders —The Global Public Equity Fund and the Public Alternatives Fund will distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Income Opportunities Fund and the Real Assets Fund will distribute their

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually. The Core Plus Bond Fund will distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

The fair value of derivative instruments as of April 30, 2018, was as follows:

	Asset Derivatives			Liability Derivatives
	Period Ended April 30, 2018			Period Ended April 30, 2018
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Public Alternatives Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$213,784	*	Net Assets — Unrealized depreciation on futures contracts	$7,487	*
	Net Assets — Unrealized appreciation on swap contracts	6,278,956	†	Net Assets — Unrealized depreciation on swap contracts	4,544,899	†
	Purchased options, at Value	64,960		Written options, at Value	2,245,760
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	12,456	*

Total Derivatives not accounted for as hedging instruments		$6,557,700			$6,810,602

Real Asset Fund
Foreign exchange contracts	Unrealized appeciation on forward foreign currency contracts	$83,219		Unrealized depreciation on forward foreign currency contracts	$627
	Purchased options/swaptions contracts, at Value	58,106		Written options/swaptions contracts, at Value	111,550
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	24,925	*	Net Assets — Unrealized depreciation on futures contracts	23,279	*
	Net Assets — Unrealized appreciation on swap contracts	211,243	†	Net Assets — Unrealized depreciation on swap contracts	145,276	†

Total Derivatives not accounted for as hedging instruments		$377,493			$280,732

Core Plus Bond Fund
Foreign exchange contracts	Unrealized appeciation on forward foreign currency contracts	$2,195,522		Unrealized depreciation on forward foreign currency contracts	$321,183
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	11,314	*	Net Assets — Unrealized depreciation on futures contracts	45,997	*
	Net Assets — Unrealized appreciation on swap contracts	1,729,757	*	Net Assets — Unrealized depreciation on swap contracts	6,448	*

Total Derivatives not accounted for as hedging instruments		$3,936,593			$373,628

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market value is reported within the Statement of Assets and Liabilities for swap contracts that have paid premiums and variation margin for centrally cleared swaps.

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2018, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/Swaptions	Written Options/Swaptions	Total
Public Alternatives Fund
Equity contracts	$(299,025)	$—	$932,913	$1,922,449	$(2,998,076)	$(441,739)
Interest rate contracts	(76,133)	—	—	—	—	(76,133)
Foreign exchange contracts	—	25,887	—	—	—	25,887
Total	$(375,158)	$25,887	$932,913	$1,922,449	$(2,998,076)	$(491,985)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/Swaptions	Written Options/Swaptions	Total
Real Assets Fund
Foreign exchange contracts	$—	$(125,512)	$—	$(2,488)	$3,544	$(124,456)
Interest rate contracts	173,885	—	45,250	—	—	219,135
Total	$173,885	$(125,512)	$45,250	$(2,488)	$3,544	$94,679

Core Plus Bond Fund
Foreign exchange contracts	$—	$(3,808,162)	$—	$—	$—	$(3,808,162)
Interest rate contracts	(216,244)	—	379,524	—	—	163,280
Total	$(216,244)	$(3,808,162)	$379,524	$—	$—	$(3,644,882)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/Swaptions	Written Options/Swaptions	Total
Public Alternatives Fund
Equity contracts	$207,568	$—	$215,018	$(335,472)	$1,092,720	$1,179,834
Interest rate contracts	(12,456)	—	—	—	—	(12,456)
Total	$195,112	$—	$215,018	$(335,472)	$1,092,720	$1,167,378

Real Assets Fund
Foreign exchange contracts	$—	$(10,266)	$—	$(5,898)	$30,886	$14,722
Interest rate contracts	(34,211)	—	102,105	—	—	67,894
Total	$(34,211)	$(10,266)	$102,105	$(5,898)	$30,886	$82,616

Core Plus Bond Fund
Foreign exchange contracts	$—	$693,654	$—	$—	$—	$693,654
Interest rate contracts	15,144	—	553,941	—	—	569,085
Total	$15,144	$693,654	$553,941	$—	$—	$1,262,739

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of April 30, 2018:

Public Alternatives Fund

Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount‡
Total return swaps**	$6,278,952	$(4,544,895)	$1,734,057	$—	$1,734,057
	$6,278,952	$(4,544,895)	$1,734,057	$—	$1,734,057

Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged†	Net Amount
Total return swaps**	$4,544,895	$(4,544,895)	$—	$—	$—
Short sales	132,586,017	—	132,586,017	(132,586,017)	—
	$137,130,912	$(4,544,895)	$132,586,017	$(132,586,017)	$—

**	Amounts presented represent net unrealized appreciation/(depreciation) on total return swap in the capital section of the Statement of Assets and Liabilities. The Statement of Assets and Liabilities also includes amounts for market value and premiums received on fully funded total return swap contracts.
†	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

The average notional value of futures contracts, forward foreign currency contracts, swap contracts and options, was as follows for the period ended April 30, 2018:

Global Public Equity
	Forwards - Long	Forwards - Short
Average Notional Amount Outstanding	$848,451	$13,804,279

Income Opportunities
	Futures
Average Notional Amount Outstanding	$2,390,746

Public Alternatives
	Futures	Options	Total Return Swaps
Average Notional Amount Outstanding	$13,956,522	$3,181,392	$95,481,806

Real Assets
	Forwards - Long	Forwards - Short	Futures	Interest Rate Swaps	Options
Average Notional Amount Outstanding	$1,957,479	$5,381,844	$33,163,758	$6,970,451	$184,043

Core Plus Bond
	Forwards - Long	Forwards - Short	Futures	Interest Rate Swaps
Average Notional Amount Outstanding	$14,530,537	$122,028,404	$16,351,965	$9,522,195

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2018, the Funds paid $371,886 in the Global Public Equity Fund, $69,811 in the Income Opportunities Fund, $174,750 in the Public Alternatives Fund, $66,843 in the Real Assets Fund and $139,166 in the Core Plus Bond Fund for these services.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund had expenses reduced by $2, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statements of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Funds’ average daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the period ended April 30, 2018, the Funds paid $5 in the Global Public Equity Fund, $6 in the Income Opportunities Fund, $5 in the Public Alternatives Fund, $6 in the Real Assets Fund and $5 in the Core Plus Bond Fund, which were used to offset transfer agent expenses. These amounts are included in Fees Paid Indirectly on the Statements of Operations.

BBH acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statements of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisers directly are labeled as “Investment Advisory Fees” on the Statements of Operations.

As of April 30, 2018, the Adviser has entered into investment sub-advisory agreements with the following parties:

Global Public Equity Fund	Income Opportunities Fund
Acadian Asset Management LLC	OFI SteelPath, Inc.
Allianz Global Investors Capital LLC	Strategic Income Management LLC
Chautauqua Capital Management, LLC	Allianz Global Investors Capital LLC
ClariVest Asset Management LLC
Cramer Rosenthal McGlynn LLC	Public Alternatives Fund
Driehaus Capital Management LLC - Emerging Markets Growth	AJO, LP
Driehaus Capital Management LLC - International Small Cap Growth	AJO Global Market Neutral
Fairpointe Capital LLC	ClariVest Asset Management LLC
Harris Associates LP	Numeric Investors LLC
LSV Asset Management - Global Concentrated	Wells Fargo Portfolio Risk Advisors
LSV Asset Management - Micro Cap
Marsico Capital Management LLC	Real Assets Fund
Numeric Investors LLC	BlackRock Financial Management LLC
Parametric Portfolio Associates LLC	Kayne Anderson Capital Advisors LP
Phocas Financial Corporation
Thornburg Investment Management Inc.	Core Plus Bond Fund
Franklin Advisers, Inc.
Loomis, Sayles & Compnany, L.P.
Metropolitan West Asset Management LLC
Prime Advisors, Inc.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, short sales and purchases to cover for the six-month period ended April 30, 2018, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$401,002,230	$361,346,060	$—	$—
Income Opportunities Fund	114,852,255	114,141,671	—	—
Public Alternatives Fund	—	28,708,518	61,983,708	61,938,199
Real Assets Fund	14,094,421	14,638,581	41,144,795	36,658,166
Core Plus Bond Fund	27,049,211	27,285,635	262,277,026	265,159,222

The cost of short sales and purchases to cover for the six-month period ended April 30, 2018, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Public Alternatives Fund	$169,082,101	$156,896,240	$—	$—

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2017 and October 2016, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Global Public Equity Fund
2017	$9,525,431	—	—	$9,525,431
2016	15,697,593	47,721,712	—	63,419,305
Income Opportunities Fund
2017	$6,232,284	$3,250,705	—	$9,482,989
2016	4,427,967	5,994,277	607,465	11,029,709
Public Alternatives Fund
2017	$7,291,731	$4,914,776	—	$12,206,507
2016	22,307,358	4,547,587	—	26,854,945
Real Assets Fund
2017	$4,772,950	—	$2,055,550	$6,828,500
2016	7,984	—	2,094,940	2,102,924
Core Plus Bond Fund
2017	$8,495,746	—	—	$8,495,746
2016	1,170,233	—	—	1,170,233

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Global Public Equity Fund	$16,322,176	$45,079,203	$—	$242,321,682	$(6)	$303,723,055
Income Opportunities Fund	1,354,797	—	—	(10,500,321)	(9,929)	(9,155,453)
Public Alternatives Fund	7,131,036	3,225,796	—	(3,050,768)	(377,135)	6,928,929
Real Assets Fund	—	—	(18,695,142)	(8,212,728)	(366,216)	(27,274,086)
Core Plus Bond Fund	5,171,702	—	(2,908,450)	(1,289,385)	—	973,867

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Real Assets Fund has $8,169,937 of short-term capital losses and $10,525,795 of long-term capital losses that may be carried forward indefinitely. The Core Plus Bond Fund has $2,865,008 of short-term capital losses and $43,442 of long-term capital losses that may be carried forward indefinitely.

During the year ended October 31, 2017, the Global Public Equity Fund utilized $9,128,637 of short-term capital losses a to offset capital gains. During the year ended October 31, 2017, the Real Assets Fund utilized $7,930,957 of short-term capital losses and $9,750,088 of long-term capital losses to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total securities, excluding securities sold short, held by the Funds at April 30, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Public Equity Fund	$957,976,097	$254,229,130	$(49,140,340)	$205,088,790
Income Opportunities Fund	216,748,689	7,526,715	(13,312,548)	(5,785,833)
Public Alternatives Fund	444,127,951	67,654,518	(46,220,404)	21,434,114
Real Assets Fund	188,596,398	33,203,122	(14,430,323)	18,772,799
Core Plus Bond Fund	429,578,310	8,069,673	(31,347,381)	(23,277,708)

9. Securities Lending:

The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned by the Fund that might occur during the term of the loan would be for the account of the Fund.

The following is a summary of securities lending agreements held by the Global Public Equity Fund which would be subject to offset as of April 30, 2018:

Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
$14,065,350	$14,065,350	$ —

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See the Global Public Equity Fund’s Schedule of Investments for the total collateral received.

10. Concentration of Risk:

In the normal course of business, the Global Public Equity Fund, the Income Opportunities Fund, the Public Alternatives Fund, the Real Assets Fund, and the Core Plus Bond Fund, invest substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Prospectus provides a description of concentration and risk associated with the different investments in the underlying funds.

11. Other:

At April 30, 2018, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Global Public Equity Fund	1	100%
Income Opportunities Fund	1	99%
Public Alternatives Fund	1	100%
Real Assets Fund	1	99%
Core Plus Bond Fund	1	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 to April 30, 2018).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Annualized Expense Ratios	Expenses Paid During Period*
Global Public Equity Fund

Actual Fund Return	$1,000.00	$1,029.80	0.85%	$4.27
Hypothetic al 5% Return	$1,000.00	$1,020.59	0.85%	$4.25
Income Opportunities Fund

Actual Fund Return	$1,000.00	$1,026.30	0.67%	$3.38
Hypothetic al 5% Return	$1,000.00	$1,021.46	0.67%	$3.37
Public Alternatives Fund (1)

Actual Fund Return	$1,000.00	$986.80	2.17%	$10.70
Hypothetic al 5% Return	$1,000.00	$1,014.02	2.17%	$10.85
Real Assets Fund

Actual Fund Return	$1,000.00	$1,028.60	0.62%	$3.10
Hypothetic al 5% Return	$1,000.00	$1,021.74	0.62%	$3.09
Core Plus Bond Fund

Actual Fund Return	$1,000.00	$992.70	0.48%	$2.39
Hypothetic al 5% Return	$1,000.00	$1,022.39	0.48%	$2.43

*	Expenses are equal to the Funds annualized expense ratio, (including dividend expense and brokerage fees on short sales(1)), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the commencement of operations period shown.)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS

Board Considerations in Renewing Sub-Advisory Agreements for Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors Income Opportunities Fund

Pursuant to Section 15 of the 1940 Act, the Funds’ sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on November 14, 2017 and February 27, 2018 to decide whether to renew the sub-advisory agreements (the “Agreements”) between the Adviser and certain sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, as set forth in the following table, for additional one-year terms:

Sub-Adviser	Fund(s)
Robert W. Baird & Co. Incorporated	Cornerstone Advisors Global Public Equity Fund
LSV	Cornerstone Advisors Global Public Equity Fund
Thornburg Investment Management, Inc.	Cornerstone Advisors Global Public Equity Fund
Parametric Portfolio Associates LLC	Cornerstone Advisors Global Public Equity Fund
Strategic Income Management, LLC	Cornerstone Advisors Income Opportunities Fund

In preparation for the meetings, the Trustees requested that the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meetings and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Sub-Advisers’ services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Sub-Advisers’ profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (vii) the Sub-Advisers’ potential economies of scale; (viii) the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance attributable to the Sub-Advisers and overall performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meetings to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Sub-Advisers.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Advisers; (ii) the investment performance of the Funds and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Sub-Advisers, the Board reviewed the portfolio management services provided by the Sub-Advisers to the Funds, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers, and the Sub-Advisers’ compliance history and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were available to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance, and the Sub-Advisers’ contribution thereto, over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Advisers provided information regarding and led discussions of factors impacting the Sub-Advisers’ performance for the Funds, outlining current market conditions and

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

explaining their expectations and strategies for the future. The Trustees determined that the Sub-Advisers’ performance was satisfactory, or, where the Sub-Advisers’ performance was materially below the Funds’ benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by certain Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Advisers and their affiliates. The Trustees considered how the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Sub-Advisers’ commitment to managing the Funds.

The Trustees considered the Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

Board Considerations in Approving a New Sub-Advisory Agreement between the Adviser and LSV Asset Management for the Cornerstone Advisors Global Public Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on August 14-16, 2017 (the “August 2017 Meeting”) to decide whether to approve a new investment sub-advisory agreement between the Adviser and LSV Asset Management (“LSV”) with respect to the Fund (the “New Sub-Advisory Agreement”) for an initial two-year term. The New Sub-Advisory Agreement enables LSV to manage portions of the Fund’s assets pursuant to an international small cap value strategy and an emerging markets small cap value strategy (the “New Strategies”), in addition to the other investment strategies that LSV uses to manage portions of the Fund’s assets.

In preparation for the August 2017 Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the New Sub-Advisory Agreement. The Trustees used this information, as well as other information that was presented or submitted to the Board by or on behalf of the Adviser and LSV at the August 2017 Meeting, and other meetings held during the prior year, to help them decide whether to approve the New Sub-Advisory Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and LSV and other service providers of the Fund regarding: (i) the nature, extent and quality of LSV’s services; (ii) LSV’s investment management personnel; (iii) LSV’s operations; (iv) LSV’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the sub-advisory fees proposed to be paid to LSV pursuant to the New Sub-Advisory Agreement; (vi) the fees paid to LSV by comparably managed accounts; (vii) the Fund’s current fees and operating expenses and pro forma fees and operating expenses after giving effect to the Adviser’s proposed allocation of the Fund’s assets to the New Strategies; (viii) LSV’s compliance program, including a description of material compliance matters and material compliance violations; (ix) LSV’s expertise and reputation in the financial markets; and (x) LSV’s historical performance in managing the New Strategies compared with each strategy’s benchmark index.

Representatives from the Adviser and LSV, along with other Fund service providers, presented additional information and participated in question and answer sessions at the August 2017 Meeting to help the Trustees evaluate LSV’s services, fee and other aspects of the New Sub-Advisory Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and LSV.

At the August 2017 Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, LSV and other service providers of the Fund, approved the New Sub-Advisory Agreement. In considering the approval of the New Sub-Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by LSV; (ii) the investment performance of the New Strategies; and (iii) the proposed costs of the services to be provided by LSV.

Nature, Extent and Quality of Services to be Provided by LSV

In considering the nature, extent and quality of the services to be provided by LSV, the Board reviewed the portfolio management services proposed to be provided by LSV to the Fund, including the quality and continuity of LSV’s portfolio management personnel, the resources of LSV, and LSV’s compliance history and compliance program. The Trustees considered the terms of the New Sub-Advisory Agreement. The Trustees also reviewed LSV’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of LSV. The Board further received and reviewed a written response by LSV to a series of questions which included, among other things, information about the investment sub-advisory services proposed to be provided by LSV to the Fund under the New Sub-Advisory Agreement.

The Trustees also considered other services proposed to be provided to the Fund by LSV under the New Sub-Advisory Agreement, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by LSV were sufficient to support approval of the New Sub-Advisory Agreement.

Investment Performance of LSV

The Board considered the written information provided by LSV regarding the historical investment performance of composites of accounts managed by LSV pursuant to the New Strategies. The Board also considered LSV’s historical performance in managing portions of the Fund’s assets pursuant to other strategies. Following evaluation, the Board concluded that, within the context of its full deliberations, the historical investment performance of LSV and its investment management personnel, considering both recent and long-term performance, supported approval of the New Sub-Advisory Agreement.

Costs of Sub-Advisory Services

In considering the costs of LSV’s sub-advisory services to the Fund, the Trustees reviewed, among other things, a report of the sub-advisory fees proposed to be paid to LSV pursuant to the New Sub-Advisory Agreement. The Trustees also reviewed pro forma fee and expense information, as well as management fees charged by LSV to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the sub-advisory fees reflected an arms-length negotiation between the Adviser and LSV. The Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services rendered by LSV.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2018 (unaudited)

Profitability and Economies of Scale

Because LSV had not yet begun managing the Fund’s assets pursuant to the New Strategies, it was it was not possible to determine the profitability that LSV might achieve with respect to the Fund under the New Sub-Advisory Agreement or the extent to which economies of scale would be realized by LSV as the assets of the Fund managed by LSV pursuant to the New Strategies grow. Accordingly, the Trustees did not make any conclusions regarding LSV’s profitability or the extent to which economies of scale would be realized by LSV as the assets of the Fund managed by LSV pursuant to the New Strategies grow, but will do so during future considerations of the New Sub-Advisory Agreement.

Approval of the New Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the New Sub-Advisory Agreement, including the sub-advisory fees to be paid thereunder, were fair and reasonable and agreed to approve the New Sub-Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information. A determination was made after the August 2017 Meeting that shareholders would be required to approve the New Sub-Advisory Agreement and, accordingly, the Board then recommended the approval of the New Sub-Advisory Agreement to the Fund’s shareholders by written consent in lieu of a meeting effective on October 13, 2017.

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018